VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.8%
Alabama: 0.8%
	Alabama Federal Aid Highway Finance Authority (RB)
$540,000	4.00%, 09/01/24 (c)	$595,960
945,000	5.00%, 09/01/24 (c)	1,116,073
400,000	5.00%, 09/01/24 (c)	469,188
	Alabama Federal Aid Highway Finance Authority, Series A (RB)
940,000	5.00%, 09/01/26 (c)	1,137,503
10,000	5.00%, 09/01/26 (c)	12,069
715,000	5.00%, 09/01/27 (c)	883,118
250,000	5.00%, 09/01/27 (c)	307,430
150,000	5.00%, 09/01/27	190,730
280,000	5.00%, 09/01/27 (c)	347,262
100,000	Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/25	121,968
	Alabama Public School and College Authority, Series B (RB)
535,000	5.00%, 07/01/24 (c)	629,010
540,000	5.00%, 07/01/24 (c)	636,865
	Auburn University, Series A (RB)
10,000	5.00%, 06/01/26 (c)	12,208
25,000	5.00%, 06/01/26 (c)	30,662
860,000	Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	893,884
	County of Jefferson (RB)
100,000	5.00%, 03/15/27 (c)	119,272
600,000	5.00%, 03/15/27 (c)	731,250
525,000	5.00%, 03/15/27 (c)	643,345
	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Series A (RB)
530,000	3.00%, 02/01/26 (c)	547,834
260,000	3.00%, 02/01/26 (c)	270,301
	Lower Alabama Gas District, Series A (RB)
275,000	5.00%, 09/01/29	339,559
360,000	5.00%, 09/01/31	450,216
100,000	5.00%, 09/01/34	127,438
995,000	State of Alabama, Series A (GO) 5.00%, 11/01/28 (c)	1,261,172
	UAB Medicine Finance Authority, Series B (RB)
150,000	5.00%, 09/01/26 (c)	178,662
225,000	5.00%, 09/01/26 (c)	270,830
280,000	UAB Medicine Finance Authority, Series B-1 (RB) 5.00%, 03/01/27 (c)	339,676
	Water Works Board of the City of Birmingham, Series A (RB)
595,000	5.00%, 01/01/27 (c)	717,981
250,000	5.00%, 01/01/27 (c)	302,778
775,000	5.00%, 01/01/27 (c)	954,722
		14,638,966
Alaska: 0.3%
	Alaska Housing Finance Corp., Series A (RB)
900,000	4.00%, 06/01/27 (c)	1,006,722
125,000	4.00%, 06/01/27 (c)	140,280
15,000	5.00%, 06/01/25 (c)	17,780
590,000	5.00%, 06/01/27 (c)	712,407
	Matanuska-Susitna Borough, Goose Creek Correctional Center Project (RB)
250,000	5.00%, 09/01/25 (c)	291,595
300,000	5.25%, 09/01/25 (c)	361,083
500,000	State of Alaska, International Airports System, Series B (RB) 5.00%, 10/01/25 (c)	581,650
130,000	State of Alaska, Series A (GO) 5.00%, 08/01/25 (c)	153,802
	State of Alaska, Series B (GO)
205,000	5.00%, 08/01/25 (c)	242,533
1,125,000	5.00%, 08/01/25 (c)	1,343,576
		4,851,428
Arizona: 1.5%
	Arizona Transportation Board, Highway Revenue (RB)
150,000	5.00%, 07/01/24 (c)	174,581
110,000	5.00%, 07/01/24 (c)	128,549
25,000	5.00%, 07/01/24 (c)	29,526
1,050,000	5.00%, 07/01/26 (c)	1,274,206
835,000	5.00%, 07/01/26 (c)	1,018,550
	Arizona Water Infrastructure Finance Authority, Series A (RB)
35,000	5.00%, 10/01/24 (c)	41,379
405,000	5.00%, 10/01/24 (c)	481,274
750,000	Board of Regents, Arizona State University, Series A (RB) 5.00%, 07/01/25 (c)	899,647
240,000	Board of Regents, Arizona State University, Series B (RB) 5.00%, 07/01/25 (c)	290,611
	Board of Regents, University of Arizona (RB)
215,000	3.00%, 06/01/26 (c)	221,717
100,000	5.00%, 06/01/26 (c)	121,017
165,000	5.00%, 06/01/26 (c)	199,011
30,000	City of Chandler (GO) 5.00%, 07/01/24 (c)	35,304
450,000	City of Glendale, Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/25 (c)	541,165
	City of Mesa, Utility System Revenue (RB)
1,235,000	3.25%, 07/01/24 (c)	1,305,383
730,000	3.25%, 07/01/24 (c)	776,603
1,590,000	4.00%, 07/01/26 (c)	1,787,224
705,000	5.00%, 07/01/26 (c)	866,290
270,000	5.00%, 07/01/26 (c)	330,577
355,000	City of Phoenix (GO) 5.00%, 07/01/26 (c)	438,950
	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB)
860,000	5.00%, 07/01/26 (c)	1,054,842
120,000	5.00%, 07/01/26 (c)	145,624
620,000	5.00%, 07/01/26 (c)	760,467
150,000	5.00%, 07/01/26 (c)	180,972
	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System, Series B (RB)
1,250,000	4.00%, 07/01/24 (c)	1,394,137
1,025,000	5.00%, 07/01/24 (c)	1,202,315
	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB)
250,000	5.00%, 07/01/27 (c)	304,558
100,000	5.00%, 07/01/27 (c)	122,715
250,000	5.00%, 07/01/27 (c)	310,310
500,000	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series D (RB) 5.00%, 07/01/27 (c)	609,315
	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Revenue, Series A (RB)
1,870,000	5.00%, 07/01/24 (c)	2,200,597
115,000	5.00%, 07/01/25 (c)	138,784
1,250,000	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Revenue, Series B (RB) 5.00%, 07/01/26	1,554,250
250,000	Maricopa County High School District No. 210 (GO) 5.00%, 07/01/27 (c)	306,503
	Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
20,000	3.13%, 01/01/27 (c)	20,748
215,000	5.00%, 01/01/28	272,381
710,000	5.00%, 01/01/29	914,281
	Maricopa County Special Health Care District, Series C (GO)
190,000	5.00%, 07/01/25	229,948
205,000	5.00%, 07/01/26	253,066
25,000	Pima County, Sewer System (RB) 5.00%, 07/01/25	30,352
	Salt River Project Agricultural Improvement and Power District, Series A (RB)
2,000,000	5.00%, 06/01/25 (c)	2,372,900
130,000	5.00%, 01/01/26	159,637
1,150,000	5.00%, 01/01/27 (c)	1,435,315
250,000	5.00%, 01/01/28 (c)	311,183
		27,246,764
Arkansas: 0.1%
770,000	City of Little Rock, Sewer Revenue (RB) 4.70%, 04/01/25 (c)	896,857
1,095,000	State of Arkansas, Federal Highway Grant Anticipation (GO) 5.00%, 10/01/24 (c)	1,299,951
		2,196,808
California: 15.1%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM)
125,000	3.00%, 10/01/26 (c)	128,354
705,000	4.00%, 10/01/26 (c)	776,092
1,055,000	Alameda County Joint Powers Authority (RB) 5.00%, 12/01/26 (c)	1,302,503
	Anaheim Housing and Public Improvements Authority, Series A (RB)
135,000	5.00%, 10/01/21 (c)	145,861
245,000	5.00%, 10/01/21 (c)	264,438
25,000	5.00%, 10/01/21 (c)	27,101
45,000	5.00%, 10/01/21 (c)	48,771
1,720,000	Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	1,954,608
100,000	Bay Area Toll Authority, Series A (RB) 2.63%, 10/01/25 (c) (p)	107,302
1,055,000	Bay Area Toll Authority, Series S-7 (RB) 4.00%, 04/01/27 (c)	1,204,346
1,040,000	California Department of Water Resources, Central Valley Project Water System (RB) 5.00%, 12/01/24 (c)	1,249,217
	California Department of Water Resources, Central Valley Project Water System, Series AV (RB)
750,000	4.00%, 06/01/26 (c)	864,240
725,000	4.00%, 06/01/26 (c)	838,890
100,000	California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 4.00%, 03/01/26 (c)	112,760
110,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center (RB) 5.00%, 11/15/25 (c)	134,772
310,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	380,547
400,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series B (RB) 3.00%, 08/15/26 (c)	412,552
175,000	California Health Facilities Financing Authority, El Camino Hospital (RB) 3.75%, 02/01/27 (c)	187,959
140,000	California Health Facilities Financing Authority, Kaiser Permanente, Series A (RB) 5.00%, 11/01/27	181,290
160,000	California Health Facilities Financing Authority, Lucile Salter Packard Children Hospital, Series A (RB) 5.00%, 08/15/26 (c)	192,229
	California Health Facilities Financing Authority, Providence Health and Services, Series A (RB)
45,000	5.00%, 10/01/24 (c)	53,574
1,000,000	5.00%, 10/01/26 (c)	1,217,360
300,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 2.00%, 10/01/25 (c) (p)	310,683
750,000	California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/27 (c)	946,230
150,000	California Health Facilities Financing Authority, Sutter Health, Series A (RB) 5.00%, 11/15/27 (c)	186,099
	California Infrastructure and Economic Development Bank, Clean Water State (RB)
100,000	5.00%, 10/01/25	123,819
100,000	5.00%, 10/01/25	123,819
550,000	5.00%, 04/01/26 (c)	685,690
130,000	5.00%, 04/01/26 (c)	158,319
935,000	5.00%, 04/01/26 (c)	1,163,804
55,000	5.00%, 04/01/26 (c)	68,124
840,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/27 (c)	1,010,310
790,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 5.00%, 07/01/27 (c)	952,677
	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
1,290,000	3.00%, 09/01/27 (c)	1,358,847
500,000	3.00%, 09/01/27 (c)	530,485
250,000	5.00%, 09/01/24 (c)	294,585
270,000	5.00%, 09/01/24 (c)	321,513
	California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB)
590,000	2.50%, 10/01/26 (c)	613,358
400,000	4.00%, 10/01/26 (c)	457,516
	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB)
270,000	3.00%, 12/01/25 (c)	287,874
520,000	3.25%, 12/01/25 (c)	554,892
345,000	3.38%, 12/01/25 (c)	369,164
110,000	4.00%, 12/01/25 (c)	121,946
	California State Public Works Board, Department of General Services, Series F (RB)
75,000	5.00%, 05/01/25 (c)	89,264
600,000	5.00%, 05/01/25 (c)	719,844
930,000	5.00%, 05/01/25 (c)	1,121,468
	California State Public Works Board, Various Capital Projects, Series B (RB)
120,000	5.00%, 10/01/27 (c)	150,402
1,060,000	5.00%, 10/01/27 (c)	1,339,776
1,045,000	5.00%, 10/01/27 (c)	1,328,561
	California State Public Works Board, Various Capital Projects, Series C (RB)
100,000	3.38%, 03/01/27 (c)	108,200
425,000	4.00%, 11/01/26 (c)	482,060
45,000	5.00%, 11/01/26 (c)	55,625
30,000	5.00%, 11/01/26 (c)	36,804
30,000	5.00%, 11/01/26 (c)	37,281
160,000	5.00%, 03/01/27	201,874
1,000,000	California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	1,237,420
950,000	California State Public Works Board, Various Correctional Facilities, Series C (RB) 5.00%, 11/01/28 (c)	1,217,691
	California State University, Series A (RB)
910,000	3.00%, 05/01/26 (c)	940,549
400,000	4.00%, 05/01/26 (c)	449,452
50,000	5.00%, 11/01/25	61,906
300,000	5.00%, 11/01/25 (c)	361,953
35,000	5.00%, 11/01/25 (c)	42,531
15,000	5.00%, 11/01/25 (c)	18,409
450,000	5.00%, 11/01/25 (c)	557,455
100,000	5.00%, 11/01/25	123,811
220,000	5.00%, 05/01/26 (c)	267,806
160,000	5.00%, 05/01/26 (c)	200,216
10,000	5.00%, 05/01/26 (c)	12,222
510,000	5.00%, 05/01/27 (c)	635,424
1,640,000	5.00%, 05/01/27 (c)	2,052,657
1,015,000	5.00%, 05/01/27 (c)	1,286,309
525,000	California State Veterans, Series CL (GO) 3.50%, 12/01/24 (c)	556,915
	California Statewide Communities Development Authority, Enloe Medical Center (RB)
610,000	3.00%, 02/15/26 (c)	650,120
405,000	3.25%, 02/15/26 (c)	429,199
725,000	5.00%, 02/15/26 (c)	891,228
735,000	5.00%, 02/15/26 (c)	898,302
500,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	572,495
100,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/26	121,520
760,000	California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB) 5.00%, 01/01/28 (c)	907,957
270,000	California Statewide Communities Development Authority, Series A (RB) 4.13%, 03/01/26 (c)	293,639
300,000	Campbell Union High School District, Series B (GO) 5.00%, 08/01/26 (c)	362,226
140,000	Chabot-Las Positas Community College District (GO) 4.00%, 08/01/26 (c)	155,603
255,000	City and County of San Francisco, Series B (CP) 3.00%, 10/01/25 (c)	267,893
	City and County of San Francisco, Series R-1 (GO)
40,000	5.00%, 06/15/23 (c)	46,127
45,000	5.00%, 06/15/23 (c)	51,893
	City of Bakersfield, Wastewater Revenue, Series A (RB)
240,000	5.00%, 09/15/20 (c)	250,351
15,000	5.00%, 09/15/25 (c)	18,273
405,000	City of Los Angeles, Solid Waste Resources, Series A (RB) 4.00%, 02/01/28 (c)	469,921
	City of Los Angeles, Wastewater System, Series A (RB)
30,000	5.00%, 06/01/25 (c)	36,743
250,000	5.00%, 06/01/27 (c)	312,848
1,250,000	City of San Jose, Series C (GO) 5.00%, 03/01/29 (c)	1,604,062
20,000	Contra Costa Transportation Authority (RB) 5.00%, 03/01/25 (c)	23,744
30,000	Contra Costa Water District (RB) 5.00%, 10/01/24 (c)	35,955
250,000	Corona-Norco Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	281,753
150,000	County of San Diego, Edgemoor and RCS Refunding, Series A (CP) 5.00%, 10/15/24 (c)	177,878
	County of Santa Clara, Series C (GO)
525,000	5.00%, 08/01/27 (c)	654,801
125,000	5.00%, 08/01/27 (c)	160,674
620,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/25 (c)	746,951
120,000	Desert Community College District (GO) 5.00%, 08/01/27 (c)	149,263
15,000	East Bay Municipal Utility District, Wastewater System, Series A (RB) 5.00%, 06/01/25	18,410
	East Bay Municipal Utility District, Water System, Series A (RB)
175,000	4.00%, 06/01/25 (c)	194,621
1,035,000	5.00%, 06/01/24 (c)	1,221,455
315,000	5.00%, 06/01/24 (c)	372,563
1,000,000	5.00%, 06/01/24 (c)	1,187,400
20,000	5.00%, 06/01/25	24,546
460,000	5.00%, 06/01/27 (c)	576,375
220,000	East Bay Municipal Utility District, Water System, Series B (RB) 5.00%, 06/01/27 (c)	277,710
2,590,000	East Side Union High School District, Series B (GO) (AGM) 3.00%, 08/01/27 (c)	2,666,560
	Eastern Municipal Water District, Financing Authority, Series B (RB)
560,000	5.00%, 07/01/26 (c)	683,514
145,000	5.00%, 07/01/26 (c)	177,551
	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
625,000	5.00%, 07/01/26 (c)	766,519
250,000	5.00%, 07/01/26 (c)	305,255
435,000	5.00%, 07/01/26 (c)	536,499
25,000	5.00%, 07/01/26 (c)	31,147
100,000	5.00%, 07/01/26 (c)	123,974
250,000	El Camino Healthcare District (GO) 4.00%, 02/01/27 (c)	283,853
	El Dorado Irrigation District, Series C (RB)
100,000	5.00%, 03/01/26 (c)	119,310
520,000	5.00%, 03/01/26 (c)	630,973
30,000	Emeryville Redevelopment Agency Successor Agency (AGM) (TA) 5.00%, 09/01/24 (c)	35,740
	Fontana Redevelopment Agency Successor Agency (TA)
205,000	5.00%, 10/01/26	259,358
760,000	5.00%, 10/01/27 (c)	949,962
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
330,000	3.25%, 06/01/25 (c)	345,734
335,000	3.25%, 06/01/25 (c)	354,309
220,000	5.00%, 06/01/25 (c)	262,137
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
1,050,000	5.00%, 06/01/26	1,241,247
2,000,000	5.00%, 06/01/27 (c)	2,367,580
2,500,000	5.00%, 06/01/28 (c)	2,955,425
1,000,000	5.00%, 06/01/28 (c)	1,195,210
	Imperial Irrigation District, Electric System, Series C (RB)
215,000	5.00%, 05/01/26 (c)	261,412
750,000	5.00%, 05/01/26 (c)	916,672
135,000	5.00%, 05/01/26 (c)	165,845
105,000	Long Beach Unified School District (GO) 5.00%, 08/01/26 (c)	131,960
	Los Angeles Community College District, Series A (GO)
1,120,000	4.00%, 08/01/24 (c)	1,242,752
955,000	5.00%, 08/01/24 (c)	1,130,023
175,000	5.00%, 08/01/24 (c)	206,700
1,050,000	5.00%, 08/01/24 (c)	1,255,957
690,000	5.00%, 08/01/24 (c)	821,997
265,000	5.00%, 08/01/24 (c)	315,125
1,490,000	5.00%, 08/01/24 (c)	1,767,051
	Los Angeles Community College District, Series G (GO)
720,000	4.00%, 08/01/24 (c)	815,234
150,000	5.00%, 08/01/24 (c)	179,828
125,000	5.00%, 08/01/24 (c)	149,519
	Los Angeles Community College District, Series I (GO)
775,000	2.13%, 08/01/26 (c)	779,115
170,000	4.00%, 08/01/26 (c)	192,947
25,000	4.00%, 08/01/26	29,882
110,000	4.00%, 08/01/26 (c)	130,975
	Los Angeles Community College District, Series J (GO)
750,000	4.00%, 08/01/27 (c)	868,582
400,000	4.00%, 08/01/27 (c)	466,256
100,000	5.00%, 08/01/27 (c)	128,298
	Los Angeles County Metropolitan Transportation Authority, Series A (RB)
50,000	4.00%, 07/01/26 (c)	57,628
800,000	5.00%, 07/01/25 (c)	979,432
165,000	5.00%, 06/01/26 (c)	203,023
375,000	5.00%, 06/01/26 (c)	463,804
115,000	5.00%, 06/01/26 (c)	143,668
	Los Angeles County Public Works Financing Authority, Series B (RB)
15,000	5.00%, 12/01/25 (c)	18,221
435,000	5.00%, 12/01/25 (c)	536,707
	Los Angeles County Public Works Financing Authority, Series D (RB)
830,000	5.00%, 12/01/25 (c)	999,569
320,000	5.00%, 12/01/25 (c)	388,717
	Los Angeles Department of Water and Power, Series A (RB)
735,000	3.25%, 01/01/25 (c)	776,807
25,000	5.00%, 01/01/25 (c)	29,792
30,000	5.00%, 01/01/25 (c)	36,116
1,975,000	5.00%, 01/01/25 (c)	2,371,896
245,000	5.00%, 01/01/26 (c)	302,756
155,000	5.00%, 01/01/26 (c)	191,650
30,000	5.00%, 01/01/26 (c)	37,276
1,010,000	5.00%, 01/01/27 (c)	1,263,954
500,000	5.00%, 01/01/28 (c)	633,810
500,000	5.00%, 01/01/28 (c)	635,785
115,000	5.00%, 01/01/28 (c)	149,837
	Los Angeles Department of Water and Power, Series B (RB)
1,175,000	5.00%, 01/01/24 (c)	1,372,870
180,000	5.00%, 06/01/25 (c)	220,572
35,000	5.00%, 01/01/26 (c)	43,310
125,000	5.00%, 01/01/26 (c)	154,556
275,000	5.00%, 01/01/27 (c)	341,220
	Los Angeles Department of Water and Power, Series C (RB)
250,000	5.00%, 07/01/24 (c)	298,803
100,000	5.00%, 07/01/24 (c)	119,043
1,000,000	5.00%, 07/01/27 (c)	1,283,140
500,000	5.00%, 07/01/27 (c)	628,040
200,000	5.00%, 07/01/27 (c)	249,614
	Los Angeles Department of Water and Power, Series D (RB)
245,000	5.00%, 07/01/24 (c)	288,181
100,000	5.00%, 07/01/24 (c)	117,364
1,285,000	5.00%, 07/01/24 (c)	1,525,629
920,000	5.00%, 07/01/24 (c)	1,091,801
185,000	Los Angeles Department of Water and Power, Series E (RB) 5.00%, 07/01/24 (c)	216,642
	Los Angeles Unified School District, Series A (GO)
1,580,000	4.00%, 07/01/29 (c)	1,853,703
20,000	5.00%, 07/01/21 (c)	21,423
175,000	5.00%, 07/01/21 (c)	187,241
25,000	5.00%, 07/01/25 (c)	30,130
695,000	5.00%, 07/01/25 (c)	834,980
105,000	5.00%, 07/01/25 (c)	127,142
105,000	5.00%, 07/01/26	129,931
110,000	5.00%, 07/01/27	138,914
	Los Angeles Unified School District, Series B (GO)
1,200,000	2.00%, 07/01/26 (c)	1,202,028
780,000	3.00%, 07/01/26 (c)	821,769
845,000	3.00%, 07/01/26 (c)	881,757
685,000	5.00%, 07/01/26 (c)	841,214
1,035,000	5.00%, 07/01/26 (c)	1,263,269
	Los Angeles Unified School District, Series B-1 (GO)
585,000	5.00%, 01/01/28 (c)	730,788
345,000	5.00%, 01/01/28 (c)	434,038
	Metropolitan Water District of Southern California, Series A (RB)
400,000	2.50%, 07/01/26	429,540
980,000	2.50%, 07/01/27	1,051,393
100,000	5.00%, 01/01/26 (c)	120,855
	Monterey Peninsula Community College District (GO)
730,000	0.00%, 02/01/26 (c) ^	534,024
975,000	0.00%, 02/01/26 (c) ^	686,351
865,000	0.00%, 02/01/26 (c) ^	685,106
615,000	0.00%, 02/01/26 (c) ^	468,169
	Municipal Improvement Corp. of Los Angeles, Series B (RB)
135,000	5.00%, 11/01/26 (c)	168,924
615,000	5.00%, 11/01/26 (c)	765,447
275,000	5.00%, 11/01/26	346,423
265,000	5.00%, 11/01/26 (c)	332,840
	Northern California Transmission Agency Project, Series A (RB)
20,000	5.00%, 05/01/26 (c)	24,447
40,000	5.00%, 05/01/26 (c)	49,516
45,000	5.00%, 05/01/26 (c)	55,861
	Oakland Unified School District (GO)
175,000	5.00%, 08/01/26 (c)	211,913
450,000	5.00%, 08/01/26 (c)	536,161
275,000	5.00%, 08/01/26 (c)	335,484
495,000	5.00%, 08/01/26	611,033
680,000	5.00%, 08/01/26 (c)	827,179
	Oakland Unified School District, Series A (GO)
335,000	5.00%, 08/01/25 (c)	390,238
400,000	5.00%, 08/01/25 (c)	468,764
400,000	Oakland Unified School District, Series C (GO)
	5.00%, 08/01/27 (c)	477,564
315,000	Palm Springs Unified School District (GO) 4.00%, 08/01/26 (c)	357,717
	Palm Springs Unified School District, Series D (GO)
425,000	2.50%, 08/01/26 (c)	429,926
150,000	3.00%, 08/01/26 (c)	158,310
690,000	Palomar Community College District (GO) 5.00%, 05/01/25 (c)	819,244
775,000	Palomar Health, Series B (GO) 5.00%, 08/01/26 (c)	934,510
250,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/26 (c)	304,818
260,000	Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	291,652
100,000	Poway Unified School District (GO) 5.00%, 08/01/24 (c)	118,061
	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series A (RB)
440,000	5.00%, 10/01/25 (c)	534,530
475,000	5.00%, 10/01/25 (c)	577,989
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB)
30,000	5.00%, 05/01/25 (c)	36,548
180,000	5.00%, 05/01/25 (c)	219,852
155,000	5.00%, 11/01/25	192,012
715,000	5.00%, 11/01/26 (c)	874,695
25,000	5.00%, 11/01/26 (c)	30,877
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB)
585,000	5.00%, 11/01/27 (c)	732,900
235,000	5.00%, 11/01/27 (c)	304,522
300,000	Rancho Cucamonga Redevelopment Agency (AGM) (TA) 5.00%, 09/01/24 (c)	353,661
650,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	778,908
	Regents of the University of California, Series AO (RB)
190,000	5.00%, 05/15/25 (c)	224,903
510,000	5.00%, 05/15/25 (c)	609,307
605,000	5.00%, 05/15/25 (c)	740,096
	Regents of the University of California, Series AR (RB)
500,000	5.00%, 05/15/26 (c)	611,815
750,000	5.00%, 05/15/26 (c)	929,467
	Regents of the University of California, Series I (RB)
150,000	5.00%, 05/15/25 (c)	179,760
1,115,000	5.00%, 05/15/25 (c)	1,348,626
460,000	5.00%, 05/15/25 (c)	562,138
950,000	5.00%, 05/15/25 (c)	1,154,383
455,000	Regents of the University of California, Series K (RB) 5.00%, 05/15/26 (c)	562,544
150,000	Riverside Community College District (GO) 5.00%, 08/01/25 (c)	181,428
20,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/25	24,424
160,000	Riverside County Public Financing Authority, Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects (TA)
	3.00%, 10/01/25 (c)	163,474
730,000	Riverside County Transportation Commission, Series A (RB) 2.00%, 06/01/24 (c)	736,490
	Sacramento City Financing Authority, Master Lease Program Facilities (RB)
650,000	3.38%, 12/01/25 (c)	709,299
110,000	5.00%, 12/01/25 (c)	134,665
10,000	5.00%, 12/01/25 (c)	12,161
	Sacramento County Sanitation Districts Financing Authority, Series A (RB)
170,000	5.00%, 06/01/24 (c)	202,479
250,000	5.00%, 06/01/24 (c)	294,910
15,000	5.00%, 06/01/24 (c)	17,803
20,000	Sacramento Municipal Utility District (RB) 5.00%, 07/01/25	24,576
1,000,000	Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/28	1,319,350
	San Diego Association of Governments, South Bay Expressway, Series A (RB)
705,000	5.00%, 07/01/27 (c)	863,181
500,000	5.00%, 07/01/27 (c)	616,200
	San Diego Community College District (GO)
855,000	5.00%, 08/01/26 (c)	1,060,559
45,000	5.00%, 08/01/26 (c)	56,134
	San Diego County Regional Transportation Commission, Series A (RB)
700,000	5.00%, 04/01/26 (c)	853,678
105,000	5.00%, 04/01/26 (c)	128,591
	San Diego County Water Authority, Series A (RB)
100,000	5.00%, 05/01/25 (c)	121,268
75,000	5.00%, 05/01/25 (c)	91,277
500,000	5.00%, 05/01/26 (c)	610,025
165,000	5.00%, 05/01/26 (c)	201,841
150,000	5.00%, 05/01/26 (c)	184,133
	San Diego Public Facilities Financing Authority (RB)
445,000	5.00%, 10/15/25 (c)	543,154
365,000	5.00%, 10/15/25 (c)	447,709
95,000	San Diego Public Facilities Financing Authority, Series A (RB) 5.00%, 05/15/26 (c)	118,366
185,000	San Diego Public Facilities Financing Authority, Series B (RB) 5.00%, 08/01/26	232,989
	San Diego Regional Building Authority, Series A (RB)
555,000	5.00%, 10/15/25 (c)	670,795
325,000	5.00%, 10/15/25 (c)	389,168
510,000	San Diego Unified School District, Series F (GO) 5.00%, 07/01/25 (c)	613,040
	San Diego Unified School District, Series I (GO)
115,000	0.00%, 07/01/25 (c) ^	67,121
220,000	0.00%, 07/01/25 (c) ^	134,629
650,000	5.00%, 07/01/27 (c)	816,660
	San Diego Unified School District, Series R-4 (GO)
40,000	5.00%, 07/01/25 (c)	48,741
100,000	5.00%, 07/01/25	122,622
	San Diego Unified School District, Series R-5 (GO)
20,000	4.00%, 07/01/26 (c)	23,367
520,000	5.00%, 07/01/26 (c)	647,462
50,000	5.00%, 07/01/26	62,772
575,000	San Diego Unified School District, Series SR-1 (GO) 4.00%, 07/01/26 (c)	654,511
100,000	San Francisco Bay Area Rapid Transit District, Series A (RB) 5.00%, 07/01/25	122,944
210,000	San Francisco Bay Area Rapid Transit District, Series D (GO) 5.00%, 08/01/25 (c)	256,299
	San Francisco Community College District (GO)
120,000	5.00%, 06/15/25 (c)	144,317
665,000	5.00%, 06/15/25 (c)	803,925
140,000	5.00%, 06/15/25	171,377
	San Francisco County Transportation Authority (RB)
1,100,000	3.00%, 02/01/27 (c)	1,148,026
500,000	3.00%, 02/01/27 (c)	520,450
135,000	3.00%, 02/01/27 (c)	143,811
325,000	4.00%, 02/01/27 (c)	388,281
	San Francisco Unified School District, Proposition A (GO)
500,000	3.00%, 06/15/24 (c)	527,365
445,000	3.25%, 06/15/24 (c)	465,341
165,000	San Joaquin County Transportation Authority (RB)
	5.00%, 03/01/27 (c)	204,651
	San Joaquin County, Administration Building Project (CP) (AGM)
520,000	5.00%, 11/15/27 (c)	657,717
500,000	5.00%, 11/15/27 (c)	637,120
25,000	San Joaquin Delta Community College District, Series A (GO) 5.00%, 08/01/25 (c)	30,415
25,000	San Jose Evergreen Community College District, Series A (GO) 5.00%, 09/01/24 (c)	29,838
230,000	San Jose Redevelopment Agency, Series A (TA) 5.00%, 08/01/27 (c)	285,198
	San Marcos Unified School District (GO)
400,000	4.00%, 08/01/27 (c)	456,860
350,000	5.00%, 08/01/27 (c)	433,408
515,000	5.00%, 08/01/27 (c)	651,104
360,000	5.00%, 08/01/27 (c)	451,573
300,000	San Mateo County Transit District, Series A (RB) 5.00%, 06/01/25 (c)	361,020
20,000	San Mateo Joint Powers Financing Authority, Maple Street Correctional Center, Series A (RB) 5.00%, 06/15/24 (c)	23,713
670,000	San Mateo Union High School District, Series C (GO) 4.00%, 09/01/26 (c)	755,814
	Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
1,000,000	4.00%, 05/15/25 (c)	1,114,320
760,000	4.00%, 05/15/25 (c)	848,859
	Santa Clara Unified School District (GO)
1,715,000	3.00%, 07/01/26 (c)	1,780,805
100,000	3.00%, 07/01/26 (c)	104,489
25,000	Santa Clara Valley Water District, Series A (RB) 5.00%, 12/01/25 (c)	30,538
500,000	Sequoia Union High School District (GO) 3.00%, 07/01/26 (c)	540,470
20,000	Southern California Public Power Authority, APEX Power Project, Series A (RB) 5.00%, 07/01/21 (c)	21,466
	State of California (GO)
120,000	4.00%, 09/01/26 (c)	136,849
1,535,000	5.00%, 03/01/25 (c)	1,814,232
270,000	State of California, Department of Water Resources, Central Valley Project, Series AS (RB) 5.00%, 12/01/24 (c)	326,338
	State of California, Department of Water Resources, Central Valley Project, Series AW (RB)
275,000	5.00%, 12/01/26 (c)	340,684
50,000	5.00%, 12/01/26 (c)	62,436
915,000	State of California, Department of Water Resources, Central Valley Project, Series AX (RB) 5.00%, 12/01/27 (c)	1,171,008
100,000	State of California, Series CL (GO) 3.75%, 12/01/24 (c)	106,430
	State of California, Various Purpose (GO)
645,000	3.00%, 09/01/26 (c)	675,063
1,575,000	3.13%, 04/01/29 (c)	1,658,758
430,000	3.50%, 08/01/27	494,392
105,000	4.00%, 02/01/25 (c)	115,486
130,000	4.00%, 08/01/26 (c)	146,279
700,000	4.00%, 08/01/26 (c)	792,813
1,000,000	4.00%, 09/01/26 (c)	1,164,070
645,000	4.00%, 09/01/26 (c)	733,268
950,000	4.00%, 09/01/26 (c)	1,083,389
250,000	4.00%, 09/01/26 (c)	282,900
650,000	4.00%, 09/01/26 (c)	738,952
545,000	4.00%, 09/01/26	646,277
1,810,000	4.00%, 09/01/26 (c)	2,064,142
100,000	4.00%, 11/01/27 (c)	116,111
390,000	5.00%, 09/01/21 (c)	421,118
1,050,000	5.00%, 09/01/21 (c)	1,133,328
115,000	5.00%, 09/01/21 (c)	124,176
355,000	5.00%, 09/01/21 (c)	383,631
140,000	5.00%, 09/01/21 (c)	151,081
1,065,000	5.00%, 09/01/23 (c)	1,232,013
260,000	5.00%, 08/01/24 (c)	306,129
265,000	5.00%, 08/01/24 (c)	312,862
25,000	5.00%, 10/01/24 (c)	29,893
965,000	5.00%, 10/01/24 (c)	1,152,799
1,105,000	5.00%, 10/01/24 (c)	1,323,116
775,000	5.00%, 10/01/24 (c)	915,988
1,000,000	5.00%, 10/01/24 (c)	1,194,610
710,000	5.00%, 10/01/24 (c)	850,147
205,000	5.00%, 10/01/24 (c)	245,123
255,000	5.00%, 10/01/24 (c)	301,810
25,000	5.00%, 02/01/25 (c)	30,091
1,040,000	5.00%, 02/01/25 (c)	1,239,534
20,000	5.00%, 02/01/25 (c)	23,978
950,000	5.00%, 02/01/25 (c)	1,127,289
250,000	5.00%, 02/01/25 (c)	295,205
630,000	5.00%, 02/01/25 (c)	742,096
1,000,000	5.00%, 02/01/25 (c)	1,195,370
1,140,000	5.00%, 03/01/25 (c)	1,376,482
800,000	5.00%, 03/01/25 (c)	962,592
450,000	5.00%, 03/01/25 (c)	539,842
400,000	5.00%, 03/01/25 (c)	473,700
690,000	5.00%, 03/01/25 (c)	833,134
195,000	5.00%, 08/01/25	238,750
185,000	5.00%, 08/01/25 (c)	226,869
1,035,000	5.00%, 08/01/25 (c)	1,254,503
1,425,000	5.00%, 08/01/25 (c)	1,703,602
1,660,000	5.00%, 08/01/25 (c)	2,005,662
1,715,000	5.00%, 08/01/25 (c)	2,033,304
620,000	5.00%, 08/01/25	759,103
420,000	5.00%, 09/01/25 (c)	513,647
30,000	5.00%, 09/01/25 (c)	36,532
1,305,000	5.00%, 09/01/25 (c)	1,584,022
115,000	5.00%, 09/01/25	141,096
1,300,000	5.00%, 09/01/25 (c)	1,556,945
25,000	5.00%, 09/01/25	30,673
1,010,000	5.00%, 09/01/25	1,239,189
135,000	5.00%, 10/01/25	165,977
750,000	5.00%, 04/01/26 (c)	918,742
190,000	5.00%, 08/01/26 (c)	229,687
600,000	5.00%, 08/01/26 (c)	731,892
150,000	5.00%, 08/01/26 (c)	186,464
865,000	5.00%, 08/01/26	1,082,124
510,000	5.00%, 08/01/26 (c)	627,264
1,490,000	5.00%, 08/01/26 (c)	1,858,104
1,535,000	5.00%, 08/01/26 (c)	1,898,595
955,000	5.00%, 08/01/26 (c)	1,181,211
165,000	5.00%, 08/01/26 (c)	200,744
1,000,000	5.00%, 09/01/26	1,253,390
390,000	5.00%, 09/01/26 (c)	475,293
1,000,000	5.00%, 09/01/26 (c)	1,238,950
250,000	5.00%, 09/01/26 (c)	307,993
320,000	5.00%, 09/01/26 (c)	392,240
2,000,000	5.00%, 09/01/26 (c)	2,477,900
3,000,000	5.00%, 09/01/26 (c)	3,632,760
475,000	5.00%, 09/01/26	595,360
835,000	5.00%, 09/01/26 (c)	1,023,501
150,000	5.00%, 09/01/26 (c)	186,797
15,000	5.00%, 09/01/26	18,801
2,500,000	5.00%, 09/01/26 (c)	3,055,000
500,000	5.00%, 09/01/26 (c)	622,655
2,500,000	5.00%, 04/01/27	3,166,075
1,920,000	5.00%, 08/01/27 (c)	2,429,530
950,000	5.00%, 08/01/27 (c)	1,195,356
2,070,000	5.00%, 08/01/27 (c)	2,634,116
1,020,000	5.00%, 11/01/27 (c)	1,289,198
2,645,000	5.00%, 11/01/27 (c)	3,325,188
2,480,000	5.00%, 11/01/27 (c)	3,171,176
710,000	5.00%, 04/01/28	917,157
450,000	5.00%, 08/01/28	585,270
3,000,000	5.00%, 04/01/29 (c)	3,826,020
2,590,000	5.00%, 04/01/30	3,452,418
365,000	5.00%, 04/01/31	491,925
250,000	5.25%, 08/01/25 (c)	303,238
425,000	5.25%, 08/01/25 (c)	514,148
	Stockton Unified School District (GO)
100,000	5.00%, 02/01/26 (c)	119,818
100,000	5.00%, 02/01/26 (c)	121,743
335,000	Successor Agency to the Redevelopment Agency of the City of San Diego, Series A (TA) 5.00%, 09/01/25 (c)	411,903
125,000	Sweetwater Union High School District (GO) 5.00%, 08/01/24 (c)	144,096
	Trustees of the California State University, Series A (RB)
250,000	4.00%, 05/01/26 (c)	295,745
1,490,000	5.00%, 11/01/24 (c)	1,778,136
750,000	5.00%, 05/01/26 (c)	922,987
410,000	5.00%, 05/01/26 (c)	510,425
830,000	5.00%, 05/01/26 (c)	1,035,740
125,000	Tuolumne Wind Project Authority, Series A (RB) 5.00%, 01/01/27	159,378
	University of California, Series AO (RB)
20,000	5.00%, 05/15/25 (c)	23,993
100,000	5.00%, 05/15/25 (c)	120,395
130,000	5.00%, 05/15/25 (c)	158,701
10,000	University of California, Series AR (RB) 5.00%, 05/15/26 (c)	12,307
310,000	University of California, Series AZ (RB) 5.00%, 05/15/28 (c)	394,500
	University of California, Series I (RB)
1,395,000	5.00%, 05/15/25 (c)	1,677,794
335,000	5.00%, 05/15/25 (c)	410,017
180,000	Walnut Energy Center Authority, Series A (RB) 5.00%, 07/01/24 (c)	207,373
	West Basin Municipal Water District, Series A (RB)
155,000	5.00%, 02/01/26 (c)	191,623
100,000	5.00%, 02/01/26 (c)	123,857
20,000	West Contra Costa Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	23,875
500,000	Yosemite Community College District (GO) 5.00%, 08/01/25 (c)	605,720
		269,367,316
Colorado: 1.4%
250,000	Adams 12 Five Star Schools, Series B (GO) 5.00%, 12/15/26 (c)	311,715
540,000	Adams and Arapahoe Joint School District No. 28J, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	665,172
	Adams and Weld Counties, School District No. 27J (GO) (SAW)
365,000	4.00%, 12/01/25 (c)	409,680
160,000	5.00%, 12/01/25 (c)	190,698
	Board of Governors of Colorado State University System (RB)
935,000	5.00%, 03/01/28 (c)	1,164,449
510,000	5.00%, 03/01/28 (c)	646,348
1,050,000	Boulder Valley School District No. Re-2 Boulder, Series B (GO) (SAW) 4.00%, 06/01/27 (c)	1,241,929
150,000	City and County of Denver, Series A (RB) 5.00%, 08/01/26 (c)	184,689
200,000	City and County of Denver, Series A-2 (RB) 0.00%, 08/01/26 (c) ^	124,358
	City of Aurora, Water Revenue, First Lien (RB)
115,000	5.00%, 08/01/26 (c)	139,433
490,000	5.00%, 08/01/26 (c)	596,291
	City of Colorado Springs, Utilities System, Series A-1 (RB)
100,000	5.00%, 11/15/27 (c)	124,845
120,000	5.00%, 11/15/27 (c)	150,924
110,000	5.00%, 11/15/27 (c)	139,229
545,000	Colorado Health Facilities Authority, Adventist Health System, Series B (RB) 5.00%, 05/15/26 (c)	655,608
2,245,000	Colorado Health Facilities Authority, Adventist Health System, Series C (RB) 5.00%, 11/15/26 (p)	2,772,395
	Colorado Health Facilities Authority, NCMC, Inc. Project (RB)
270,000	3.25%, 05/15/26 (c)	281,983
160,000	4.00%, 05/15/26 (c)	180,608
115,000	Colorado Higher Education, Series A (CP) 5.00%, 11/01/26	142,529
295,000	Denver City and County School District No. 1 (GO) 5.00%, 12/01/25	361,753
	Garfield Pitkin and Eagle Counties School District No. Re-1 (GO)
565,000	5.00%, 12/15/25 (c)	683,729
975,000	5.00%, 12/15/25 (c)	1,182,948
1,110,000	Jefferson County School District R-1 (GO) 5.00%, 12/15/28 (c)	1,419,890
	Mesa County Valley School District No. 51 (GO) (SAW)
500,000	5.00%, 12/01/27 (c)	625,365
500,000	5.00%, 12/01/27 (c)	630,245
	Park Creek Metropolitan District, Series A (RB)
105,000	5.00%, 12/01/25 (c)	121,374
560,000	5.00%, 12/01/25 (c)	652,686
250,000	5.00%, 12/01/25 (c)	292,570
980,000	Regents of the University of Colorado, Series A (RB) 5.00%, 06/01/25 (c)	1,170,385
800,000	Regents of the University of Colorado, Series B (RB) 4.00%, 06/01/24 (c)	899,216
	Regents of the University of Colorado, Series B-1 (RB)
600,000	2.75%, 06/01/26 (c)	630,288
1,000,000	4.00%, 06/01/26 (c)	1,121,950
540,000	4.00%, 06/01/26 (c)	607,478
	Regional Transportation District, Series B (RB)
100,000	5.00%, 11/01/27 (c)	123,721
100,000	5.00%, 11/01/27 (c)	124,276
410,000	State of Colorado, Series K (CP) 5.00%, 03/15/27 (c)	500,512
190,000	State of Colorado, Series M (CP) 5.00%, 03/15/28 (c)	239,058
	University of Colorado, Series A-2 (RB)
800,000	3.00%, 06/01/24 (c)	819,344
500,000	4.00%, 06/01/28 (c)	571,030
450,000	5.00%, 06/01/26	559,489
250,000	5.00%, 06/01/27	317,725
25,000	University of Colorado, Series B (RB) 5.00%, 06/01/24 (c)	29,427
	University of Colorado, Series B-1 (RB)
860,000	2.25%, 06/01/26 (c)	887,365
30,000	5.00%, 06/01/25	36,421
		24,731,128
Connecticut: 2.6%
160,000	City of Hartford, Series C (GO) (AGM) 4.00%, 07/15/25 (c)	175,134
	Connecticut Housing Finance Authority, Series A-1 (RB)
260,000	2.88%, 05/15/25 (c)	268,076
2,000,000	3.65%, 11/15/26 (c)	2,150,600
200,000	3.88%, 11/15/26 (c)	213,238
500,000	Connecticut Housing Finance Authority, Series D-1 (RB) 3.20%, 11/15/26 (c)	524,460
200,000	Connecticut Housing Finance Authority, Series F-1 (RB) 3.05%, 05/15/26 (c)	209,580
250,000	Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	260,963
20,000	Connecticut State Health and Educational Facilities Authority, Series A (RB) 5.00%, 07/01/24 (c)	23,484
140,000	Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 3.13%, 06/01/26 (c)	143,552
1,195,000	Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series A-2 (RB) 2.00%, 07/01/26 (p)	1,227,755
120,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 09/01/24 (c)	138,763
	South Central Connecticut Regional Water Authority, Series B (RB)
310,000	4.00%, 08/01/26 (c)	344,550
500,000	4.00%, 08/01/26 (c)	557,435
25,000	5.00%, 08/01/26 (c)	30,586
	State of Connecticut, Series A (GO)
100,000	3.25%, 03/15/25 (c)	104,183
230,000	3.25%, 03/15/26 (c)	235,978
1,000,000	5.00%, 03/15/25 (c)	1,157,720
755,000	5.00%, 03/15/25 (c)	894,094
110,000	5.00%, 03/15/26 (c)	129,463
780,000	5.00%, 03/15/26 (c)	941,663
2,000,000	5.00%, 04/15/26	2,432,020
1,000,000	5.00%, 04/15/27 (c)	1,223,030
	State of Connecticut, Series B (GO)
30,000	4.00%, 11/15/24 (c)	32,777
290,000	5.00%, 06/15/25 (c)	337,282
625,000	5.00%, 06/15/25 (c)	740,644
575,000	5.00%, 06/15/25 (c)	684,698
150,000	5.00%, 11/15/25	181,227
585,000	5.00%, 05/15/26	712,571
1,065,000	5.00%, 04/15/27	1,317,320
100,000	5.00%, 04/15/27	123,692
1,310,000	State of Connecticut, Series D (GO) 4.00%, 08/15/26 (c)	1,456,484
	State of Connecticut, Series E (GO)
395,000	3.00%, 10/15/26 (c)	401,182
585,000	4.00%, 09/01/24 (c)	635,257
500,000	4.00%, 09/01/24 (c)	552,155
100,000	5.00%, 08/01/25 (c)	118,831
400,000	5.00%, 09/15/27	498,608
1,000,000	5.00%, 09/15/28 (c)	1,243,840
	State of Connecticut, Series F (GO)
335,000	3.25%, 11/15/25 (c)	352,564
1,130,000	5.00%, 11/15/24 (c)	1,318,314
420,000	5.00%, 11/15/25 (c)	494,386
290,000	5.00%, 11/15/25 (c)	348,461
400,000	5.00%, 11/15/25 (c)	476,216
975,000	5.00%, 11/15/25	1,177,975
	State of Connecticut, Special Tax Obligation, Series A (RB)
785,000	4.00%, 09/01/26 (c)	858,711
320,000	5.00%, 09/01/24 (c)	367,101
150,000	5.00%, 09/01/24 (c)	171,342
470,000	5.00%, 09/01/24 (c)	551,230
295,000	5.00%, 09/01/24 (c)	344,389
220,000	5.00%, 09/01/24 (c)	256,010
255,000	5.00%, 08/01/25 (c)	300,030
590,000	5.00%, 08/01/25 (c)	691,061
795,000	5.00%, 08/01/25 (c)	926,580
55,000	5.00%, 08/01/25 (c)	65,746
440,000	5.00%, 08/01/25	529,377
335,000	5.00%, 08/01/25 (c)	397,823
225,000	5.00%, 08/01/25 (c)	267,937
100,000	5.00%, 09/01/25	120,537
200,000	5.00%, 09/01/26 (c)	237,498
10,000	5.00%, 09/01/26	12,275
475,000	5.00%, 09/01/26 (c)	567,487
190,000	5.00%, 01/01/28 (c)	230,860
	State of Connecticut, Special Tax Obligation, Series B (RB)
335,000	5.00%, 09/01/26 (c)	408,084
100,000	5.00%, 09/01/26 (c)	122,226
470,000	5.00%, 10/01/26	577,912
1,025,000	5.00%, 10/01/28	1,297,804
135,000	State of Connecticut, Special Tax Obligation, Series C (RB) 5.00%, 10/01/26	165,996
	State of Connecticut, State Revolving Fund, Series A (RB)
125,000	3.13%, 03/01/25 (c)	131,681
1,000,000	5.00%, 05/01/27 (c)	1,228,630
275,000	5.00%, 02/01/29 (c)	346,756
	University of Connecticut, Series A (RB)
210,000	3.00%, 03/15/26 (c)	213,326
200,000	5.00%, 02/15/25 (c)	231,408
860,000	5.00%, 02/15/25 (c)	1,008,419
100,000	5.00%, 02/15/25 (c)	116,601
770,000	5.00%, 01/15/26	927,865
265,000	5.00%, 03/15/26 (c)	313,145
280,000	5.00%, 03/15/26 (c)	336,871
435,000	5.00%, 03/15/26 (c)	521,208
380,000	5.00%, 03/15/26 (c)	452,983
745,000	5.00%, 01/15/27 (c)	904,609
335,000	5.00%, 01/15/27 (c)	410,516
1,060,000	5.00%, 01/15/27	1,299,200
500,000	5.00%, 11/01/28 (c)	610,940
500,000	5.00%, 11/01/28 (c)	615,760
		45,728,745
Delaware: 0.3%
180,000	Delaware State Health Facilities Authority (RB) 3.00%, 07/01/27 (c)	187,537
	Delaware Transportation Authority (RB)
30,000	4.00%, 07/01/25	34,586
20,000	5.00%, 07/01/25	24,332
	State of Delaware (GO)
505,000	3.13%, 03/01/27 (c)	534,734
500,000	4.00%, 03/01/27 (c)	582,835
1,000,000	5.00%, 03/01/26	1,234,820
	State of Delaware, Series A (GO)
545,000	2.13%, 03/01/26 (c)	566,756
500,000	5.00%, 02/01/28 (c)	637,895
500,000	5.00%, 02/01/28	644,120
		4,447,615
District of Columbia: 1.1%
	District of Columbia (RB)
645,000	5.00%, 04/01/27 (c)	789,415
105,000	5.00%, 04/01/27 (c)	129,880
130,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	152,851
	District of Columbia, Series A (GO)
30,000	5.00%, 06/01/25	36,402
420,000	5.00%, 06/01/25 (c)	497,099
20,000	5.00%, 12/01/25	24,553
10,000	5.00%, 06/01/26	12,396
290,000	5.00%, 06/01/26 (c)	349,273
210,000	5.00%, 06/01/26 (c)	257,137
30,000	5.00%, 06/01/26 (c)	36,536
250,000	5.00%, 06/01/26 (c)	301,890
580,000	5.00%, 06/01/27 (c)	711,387
170,000	5.00%, 06/01/27 (c)	209,129
750,000	5.00%, 06/01/28 (c)	929,220
	District of Columbia, Series C (GO)
1,025,000	5.00%, 06/01/24 (c)	1,189,236
280,000	5.00%, 06/01/24 (c)	325,998
	District of Columbia, Series D (GO)
500,000	4.00%, 06/01/27 (c)	568,040
100,000	5.00%, 06/01/24 (c)	117,449
20,000	5.00%, 12/01/26 (c)	24,523
160,000	5.00%, 12/01/26 (c)	198,400
1,000,000	5.00%, 06/01/27 (c)	1,256,060
500,000	5.00%, 06/01/27 (c)	615,085
25,000	District of Columbia, Series E (GO) 5.00%, 12/01/26 (c)	30,654
195,000	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series A (RB) 5.00%, 04/01/26 (c)	232,034
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series B (RB)
1,000,000	5.00%, 10/01/25 (c)	1,189,300
1,010,000	5.00%, 10/01/25 (c)	1,224,989
1,030,000	5.00%, 04/01/26 (c)	1,233,456
100,000	5.00%, 04/01/26 (c)	120,236
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series C (RB)
100,000	5.00%, 10/01/24 (c)	116,994
200,000	5.00%, 10/01/24 (c)	236,494
	Washington Metropolitan Area Transit Authority, Series A-1 (RB)
140,000	5.00%, 07/01/27 (c)	172,652
330,000	5.00%, 07/01/27	417,866
	Washington Metropolitan Area Transit Authority, Series A-2 (RB)
810,000	5.00%, 07/01/27 (c)	988,095
550,000	5.00%, 07/01/27 (c)	673,403
300,000	5.00%, 07/01/27 (c)	368,391
	Washington Metropolitan Area Transit Authority, Series B (RB)
650,000	5.00%, 07/01/27 (c)	801,599
1,070,000	5.00%, 07/01/27 (c)	1,310,076
240,000	5.00%, 07/01/27	303,902
555,000	5.00%, 07/01/27 (c)	689,815
		18,841,915
Florida: 4.4%
10,000	Brevard County School District, Series C (CP) 5.00%, 07/01/25 (c)	11,725
520,000	Central Florida Expressway Authority (RB) 3.00%, 07/01/27 (c)	538,408
1,055,000	Central Florida Expressway Authority, Series A (RB) 3.00%, 07/01/26 (c)	1,094,046
	Central Florida Expressway Authority, Series B (RB)
30,000	5.00%, 07/01/25	36,269
115,000	5.00%, 07/01/26	141,879
175,000	City of Cape Coral, Water and Sewer (RB) 5.00%, 10/01/27 (c)	215,733
	City of Gainesville, Utilities System (RB)
500,000	5.00%, 10/01/27 (c)	614,275
195,000	5.00%, 10/01/27 (c)	241,227
515,000	City of Jacksonville (RB) 5.00%, 10/01/24 (c)	595,706
585,000	City of Jacksonville, Series B (RB) 5.00%, 10/01/27	728,325
	City of Jacksonville, Transportation Revenue (RB)
100,000	3.00%, 10/01/25 (c)	103,549
310,000	3.00%, 10/01/25 (c)	322,081
450,000	3.25%, 10/01/25 (c)	468,981
785,000	5.00%, 10/01/24 (c)	909,689
210,000	5.00%, 10/01/25 (c)	250,305
295,000	City of Lakeland, Department of Electric Utilities (RB) 5.00%, 04/01/26 (c)	360,546
540,000	City of Lakeland, Lakeland Regional Health System (RB) 5.00%, 11/15/26 (c)	652,082
	City of Port St. Lucie, Utility System Revenue (RB)
500,000	4.00%, 09/01/26 (c)	563,230
585,000	5.00%, 09/01/26 (c)	712,904
1,000,000	City of Tallahassee, Energy System Revenue (RB) 5.00%, 10/01/23 (c)	1,142,710
100,000	County of Lee, Florida Transportation Facilities (RB) (AGM) 5.00%, 10/01/24 (c)	117,864
	County of Miami-Dade (RB)
845,000	0.00%, 10/01/26 (c) ^	589,633
400,000	0.00%, 10/01/26 (c) ^	264,968
275,000	5.00%, 10/01/26	341,083
510,000	5.00%, 10/01/26 (c)	622,822
115,000	5.00%, 10/01/26 (c)	137,265
	County of Miami-Dade, Aviation Revenue, Series A (RB)
750,000	5.00%, 10/01/26 (c)	898,792
1,060,000	5.00%, 10/01/26 (c)	1,302,062
290,000	County of Miami-Dade, Aviation Revenue, Series B (RB) 5.00%, 10/01/24 (c)	343,873
	County of Miami-Dade, Building Better Communities Program, Series A (GO)
200,000	5.00%, 07/01/25	242,304
100,000	5.00%, 07/01/25 (c)	119,139
55,000	5.00%, 07/01/25	66,634
280,000	5.00%, 07/01/26 (c)	336,403
500,000	5.00%, 07/01/26 (c)	596,970
1,000,000	5.00%, 07/01/26 (c)	1,216,900
100,000	5.00%, 07/01/26 (c)	123,425
575,000	5.00%, 07/01/26 (c)	706,974
	County of Miami-Dade, Building Better Communities Program, Series B (GO)
485,000	3.00%, 07/01/24 (c)	504,914
555,000	4.00%, 07/01/24 (c)	607,736
125,000	4.00%, 07/01/24 (c)	136,549
275,000	5.00%, 07/01/24 (c)	323,612
	County of Miami-Dade, Capital Asset Acquisition, Series B (RB)
990,000	5.00%, 04/01/26 (c)	1,205,226
1,000,000	5.00%, 04/01/26 (c)	1,222,550
1,000,000	County of Miami-Dade, Educational Facilities Authority, Series A (RB) 5.00%, 04/01/25 (c)	1,166,730
25,000	County of Miami-Dade, Expressway Authority Toll System, Series A (RB) 5.00%, 07/01/26 (c)	29,311
	County of Miami-Dade, Expressway Authority Toll System, Series B (RB)
130,000	5.00%, 07/01/24 (c)	151,294
275,000	5.00%, 07/01/24 (c)	320,755
250,000	County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/26 (c)	276,785
1,000,000	County of Miami-Dade, Public Health Trust Program, Series A (GO) 3.38%, 07/01/28 (c)	1,067,510
	County of Miami-Dade, Water and Sewer System (RB)
250,000	5.00%, 10/01/25 (c)	303,380
270,000	5.00%, 10/01/25	328,898
1,000,000	5.00%, 10/01/27 (c)	1,264,320
	County of Miami-Dade, Water and Sewer System, Series B (RB)
370,000	3.00%, 10/01/27 (c)	375,443
605,000	5.00%, 10/01/25 (c)	713,894
125,000	Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/27	157,750
	Florida Department of Management Services, Series A (CP)
105,000	5.00%, 08/01/25	127,337
1,025,000	5.00%, 09/01/27 (c)	1,294,841
500,000	Florida Higher Educational Facilities Financial Authority (RB) 5.00%, 04/01/26 (c)	576,995
465,000	Florida Housing Finance Corp., Series 1 (RB) 3.25%, 01/01/27 (c)	489,575
	Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB)
635,000	3.00%, 10/01/26 (c)	667,741
125,000	5.00%, 10/01/26 (c)	151,514
195,000	5.00%, 10/01/26 (c)	238,875
470,000	5.00%, 10/01/27	595,363
145,000	Florida Municipal Power Agency, All-Requirements Power Supply, Series B (RB) 5.00%, 10/01/25 (c)	175,293
680,000	Florida State Board of Education, Public Education Capital Outlay, Series B (GO) 3.00%, 06/01/24 (c)	720,854
640,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 3.00%, 06/01/24 (c)	665,280
1,000,000	Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	1,210,880
	Florida’s Turnpike Enterprise, Series B (RB)
265,000	5.00%, 07/01/25 (c)	318,875
110,000	5.00%, 07/01/25 (c)	133,197
740,000	Florida’s Turnpike Enterprise, Series C (RB) 5.00%, 07/01/26 (c)	898,552
995,000	Halifax Hospital Medical Center (RB) 3.38%, 06/01/26 (c)	1,033,795
	Hernando County School District, Series A (CP) (AGM)
245,000	3.00%, 07/01/26 (c)	252,512
450,000	3.00%, 07/01/26 (c)	465,673
450,000	3.00%, 07/01/26 (c)	466,362
	JEA Electric System, Series B (RB)
175,000	3.38%, 10/01/22 (c)	177,401
695,000	5.00%, 10/01/27 (c)	840,436
	JEA Electric System, Series Three B (RB)
850,000	5.00%, 10/01/27 (c)	1,047,829
610,000	5.00%, 10/01/27 (c)	755,174
350,000	5.00%, 10/01/27	433,052
15,000	JEA Water and Sewer System, Series A (RB) 5.00%, 04/01/24 (c)	17,585
1,750,000	Lee Memorial Health System, Series A-1 (RB) 5.00%, 04/01/29 (c)	2,165,835
	Manatee County School District (RB) (AGM)
190,000	5.00%, 10/01/26	234,927
160,000	5.00%, 04/01/27 (c)	197,192
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA)
815,000	5.00%, 02/01/24 (c)	929,108
610,000	5.00%, 02/01/24 (c)	688,861
755,000	5.00%, 02/01/24 (c)	866,853
640,000	5.00%, 02/01/24 (c)	739,936
145,000	5.00%, 02/01/24 (c)	166,823
425,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (TA) 5.00%, 02/01/24 (c)	483,561
105,000	Miami-Dade County, Expressway Authority, Series A (RB) 5.00%, 07/01/26 (c)	126,420
1,020,000	Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	1,144,603
410,000	Orange County School Board, Series C (CP) 5.00%, 08/01/26 (c)	491,340
310,000	Orange County School Board, Series D (CP) 5.00%, 08/01/25 (c)	365,791
	Orange County, Tourist Development Tax (RB)
110,000	5.00%, 10/01/27	139,147
420,000	5.00%, 10/01/30	555,992
120,000	Orlando Utilities Commission, Series A (RB) 5.00%, 10/01/27 (c)	148,961
10,000	Palm Beach County Health Facilities Authority, Act Retirement - Life Communities, Inc. (RB) 5.00%, 11/15/26 (c)	11,727
	Palm Beach County School Board, Series A (CP)
125,000	5.00%, 08/01/26	154,864
120,000	5.00%, 08/01/27	151,588
110,000	Palm Beach County School Board, Series C (CP) 5.00%, 08/01/28 (c)	140,901
175,000	Reedy Creek Improvement District, Series A (GO) 5.00%, 06/01/27 (c)	217,798
200,000	School Board of Duval County, Series B (CP) 5.00%, 07/01/25 (c)	237,784
125,000	School Board of Miami-Dade County (GO) 3.25%, 03/15/27 (c)	131,941
720,000	School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	857,232
	School Board of Miami-Dade County, Series C (CP)
1,020,000	3.25%, 02/01/21 (c)	1,033,107
265,000	3.25%, 02/01/21 (c)	268,628
	School Board of Miami-Dade County, Series D (CP)
140,000	4.00%, 02/01/26 (c)	154,427
265,000	5.00%, 11/01/24 (c)	308,661
165,000	5.00%, 02/01/26	199,916
250,000	5.00%, 02/01/26 (c)	300,385
200,000	School District of Broward County, Series A (CP) 5.00%, 07/01/26 (c)	239,676
	South Broward Hospital District (RB)
500,000	4.00%, 05/01/26 (c)	549,480
435,000	5.00%, 05/01/26 (c)	524,449
	South Florida Water Management District (CP)
400,000	3.00%, 04/01/26 (c)	417,016
150,000	5.00%, 04/01/26 (c)	182,201
	South Miami Health Facilities Authority (RB)
1,000,000	5.00%, 08/15/27 (c)	1,216,600
710,000	5.00%, 08/15/27 (c)	880,826
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
100,000	5.00%, 07/01/25	121,661
255,000	5.00%, 07/01/26	317,258
100,000	State of Florida, Board of Education, Lottery Revenue, Series B (RB) 5.00%, 07/01/26	124,415
	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO)
825,000	2.70%, 06/01/24 (c)	864,526
650,000	4.00%, 06/01/28 (c)	759,258
525,000	5.00%, 06/01/24 (c)	619,311
815,000	5.00%, 06/01/25 (c)	986,875
795,000	5.00%, 06/01/28 (c)	1,008,911
	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO)
10,000	3.00%, 06/01/24 (c)	10,671
125,000	5.00%, 06/01/24 (c)	147,455
	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO)
500,000	3.00%, 06/01/24 (c)	519,750
250,000	3.00%, 06/01/24 (c)	261,478
1,750,000	3.00%, 06/01/29 (c)	1,824,025
725,000	4.00%, 06/01/26 (c)	827,341
500,000	4.00%, 06/01/26 (c)	574,280
1,500,000	4.00%, 06/01/27 (c)	1,739,430
20,000	5.00%, 06/01/24 (c)	23,593
585,000	5.00%, 06/01/27	740,499
	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
20,000	4.00%, 06/01/26	23,476
10,000	5.00%, 06/01/26 (c)	12,353
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
1,070,000	2.38%, 06/01/26 (c)	1,089,667
500,000	3.00%, 06/01/25 (c)	529,705
200,000	4.00%, 06/01/25 (c)	224,116
	State of Florida, Board of Education, Public Education Capital Outlay, Series F (GO)
35,000	5.00%, 06/01/25 (c)	42,447
35,000	5.00%, 06/01/26 (c)	43,234
	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series A (GO)
600,000	3.00%, 07/01/27 (c)	623,868
555,000	3.00%, 07/01/27 (c)	596,458
40,000	5.00%, 07/01/26 (c)	49,668
750,000	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B (GO) 5.00%, 07/01/28 (c)	954,487
555,000	State of Florida, Department of Transportation, Turnpike Revenue, Series B (RB) 2.63%, 07/01/25 (c)	585,386
15,000	Tampa Bay, Water Utility System, Series A (RB) 5.00%, 10/01/25	18,292
	Volusia County School Board, Master Lease Program, Series B (CP)
280,000	5.00%, 08/01/24 (c)	327,757
15,000	5.00%, 08/01/24 (c)	17,590
	West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area (TA)
1,000,000	5.00%, 03/01/29 (c)	1,244,110
1,000,000	5.00%, 03/01/29 (c)	1,249,640
		78,369,977
Georgia: 1.4%
420,000	Augusta, Water and Sewer Revenue (RB) 3.00%, 10/01/27 (c)	440,244
	City of Atlanta, Public Improvement (GO)
630,000	4.50%, 12/01/24 (c)	728,727
25,000	4.88%, 12/01/24 (c)	29,689
330,000	5.00%, 12/01/24 (c)	391,307
	City of Atlanta, Water and Wastewater (RB)
580,000	5.00%, 05/01/25 (c)	685,519
1,050,000	5.00%, 05/01/25 (c)	1,238,863
990,000	5.00%, 05/01/25 (c)	1,171,685
125,000	5.00%, 05/01/25 (c)	150,388
30,000	5.00%, 05/01/25 (c)	35,558
1,040,000	City of Austin, Water and Wastewater System (RB) 5.00%, 05/01/25 (c)	1,241,989
250,000	Clarke County Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	301,325
750,000	Cobb County Kennestone Hospital Authority, Series A (RB) 5.00%, 04/01/27 (c)	895,102
25,000	County of Forsyth, Series B (GO) 5.00%, 03/01/25 (c)	30,081
1,000,000	Forsyth County School District (GO) 5.00%, 02/01/28 (c)	1,282,930
	Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB)
225,000	5.00%, 02/15/27 (c)	262,694
100,000	5.00%, 02/15/27 (c)	119,953
	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
925,000	2.90%, 12/01/25 (c)	956,635
285,000	3.00%, 06/01/24 (c)	295,901
190,000	Glynn-Brunswick Memorial Hospital Authority (RB) 5.00%, 08/01/25 (c)	215,639
15,000	Henry County School District (GO) (SAW) 5.00%, 08/01/25	18,268
	Metropolitan Atlanta Rapid Transit Authority, Series B (RB)
300,000	5.00%, 07/01/26 (c)	362,460
30,000	5.00%, 07/01/26 (c)	36,362
	Metropolitan Atlanta Rapid Transit Authority, Series C (RB)
495,000	5.00%, 07/01/26 (c)	607,147
235,000	5.00%, 07/01/26 (c)	289,633
420,000	5.00%, 07/01/26	521,287
	Municipal Electric Authority of Georgia, Series A (RB)
110,000	5.00%, 01/01/25 (c)	128,664
200,000	5.00%, 07/01/26 (c)	239,314
1,090,000	5.00%, 07/01/26 (c)	1,313,156
	Richmond County Hospital Authority, University Health Services, Inc. Project (RB)
345,000	3.00%, 07/01/26 (c)	356,606
595,000	5.00%, 07/01/26 (c)	723,282
375,000	5.00%, 07/01/26 (c)	450,004
	State of Georgia, Series A (GO)
985,000	2.50%, 02/01/26 (c)	991,412
125,000	5.00%, 02/01/26	154,320
1,190,000	5.00%, 02/01/26 (c)	1,462,688
680,000	5.00%, 02/01/26 (c)	830,151
600,000	5.00%, 07/01/26	747,834
1,200,000	5.00%, 02/01/27 (c)	1,472,796
1,000,000	5.00%, 02/01/27	1,259,470
350,000	5.00%, 02/01/27 (c)	437,426
150,000	5.00%, 02/01/27 (c)	186,174
130,000	State of Georgia, Series C (GO) 5.00%, 07/01/27	165,172
1,010,000	State of Georgia, Series C-1 (GO) 5.00%, 02/01/26	1,246,906
610,000	State of Georgia, Series E (GO) 5.00%, 12/01/25	750,532
		25,225,293
Hawaii: 1.3%
35,000	City and County of Honolulu, Board of Water Supply, Series A (RB) 5.00%, 07/01/24 (c)	40,628
675,000	City and County of Honolulu, Series A (GO) 5.00%, 10/01/25 (c)	809,804
	City and County of Honolulu, Series B (GO)
10,000	5.00%, 10/01/25 (c)	11,964
760,000	5.00%, 10/01/25 (c)	916,948
1,010,000	5.00%, 10/01/25 (c)	1,224,372
1,000,000	5.00%, 09/01/27 (c)	1,237,670
1,000,000	City and County of Honolulu, Series C (GO) 5.00%, 10/01/29	1,317,090
	City and County of Honolulu, Wastewater System, Series A (RB)
970,000	4.00%, 07/01/26 (c)	1,084,101
1,015,000	5.00%, 07/01/26 (c)	1,224,120
100,000	City and County of Honolulu, Wastewater System, Series B (RB) 4.00%, 07/01/26 (c)	111,390
175,000	State of Hawaii, Department of Budget and Finance, Series A (RB) 5.00%, 07/01/25	209,479
250,000	State of Hawaii, Series A (RB) 5.00%, 07/01/24 (c)	288,890
295,000	State of Hawaii, Series B (RB) 5.00%, 07/01/26 (c)	360,847
	State of Hawaii, Series EO (GO)
1,300,000	5.00%, 08/01/24 (c)	1,538,823
1,645,000	5.00%, 08/01/24 (c)	1,929,815
25,000	State of Hawaii, Series EQ (GO) 5.00%, 08/01/24 (c)	28,985
50,000	State of Hawaii, Series ET (GO) 5.00%, 10/01/25	61,073
	State of Hawaii, Series EY (GO)
120,000	5.00%, 10/01/25 (c)	145,708
1,205,000	5.00%, 10/01/25 (c)	1,466,232
500,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/25 (c)	608,395
200,000	State of Hawaii, Series FB (GO) 4.00%, 04/01/26 (c)	231,040
10,000	State of Hawaii, Series FE (GO) 5.00%, 10/01/25	12,215
	State of Hawaii, Series FH (GO)
15,000	5.00%, 10/01/26 (c)	18,574
375,000	5.00%, 10/01/26 (c)	466,879
	State of Hawaii, Series FK (GO)
690,000	5.00%, 05/01/27 (c)	841,476
130,000	5.00%, 05/01/27 (c)	159,090
	State of Hawaii, Series FN (GO)
500,000	5.00%, 10/01/27 (c)	625,375
105,000	5.00%, 10/01/27 (c)	132,937
	State of Hawaii, Series FT (GO)
295,000	4.00%, 01/01/28 (c)	339,492
250,000	5.00%, 01/01/26	306,823
1,020,000	5.00%, 10/01/27 (c)	1,268,747
150,000	5.00%, 01/01/28 (c)	187,187
1,150,000	5.00%, 01/01/28 (c)	1,442,341
1,300,000	State of Hawaii, Series FW (GO) 5.00%, 01/01/28	1,663,441
160,000	State of Hawaii, Series HI (GO) 5.00%, 10/01/26	199,682
	University of Hawaii, Series E (RB)
285,000	5.00%, 10/01/26 (c)	348,444
240,000	5.00%, 10/01/26 (c)	291,986
		23,152,063
Idaho: 0.1%
500,000	Ada and Boise Counties Independent School District (GO) 5.00%, 02/01/27 (c)	610,975
	Idaho Health Facilities Authority, Trinity Health Group, Series D (RB)
115,000	5.00%, 06/01/22 (c)	125,740
185,000	5.00%, 06/01/22 (c)	202,386
		939,101
Illinois: 4.3%
235,000	Chicago Board of Education (ST) 5.75%, 04/01/27 (c)	276,348
100,000	Chicago Board of Education, Series A (GO) 0.00%, 12/01/30 ^	69,774
175,000	Chicago O’Hare International Airport, Series A (RB) 5.00%, 01/01/27 (c)	212,361
	Chicago O’Hare International Airport, Series B (RB)
575,000	5.00%, 01/01/25 (c)	667,920
510,000	5.00%, 01/01/25 (c)	588,693
135,000	5.00%, 01/01/25 (c)	155,474
580,000	5.00%, 01/01/25 (c)	666,408
315,000	5.00%, 01/01/25 (c)	370,446
130,000	5.00%, 01/01/25 (c)	153,607
470,000	5.00%, 01/01/27 (c)	563,563
100,000	5.00%, 01/01/27 (c)	119,539
	Chicago O’Hare International Airport, Series C (RB)
135,000	5.00%, 01/01/26 (c)	159,174
545,000	5.00%, 01/01/26	661,390
500,000	Chicago Transit Authority (RB) 5.00%, 06/01/26	598,495
100,000	City of Chicago, Board of Education, Dedicated Capital Improvement Tax (ST) 5.75%, 04/01/27 (c)	117,975
750,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	842,550
	City of Chicago, Series A (GO)
1,000,000	5.50%, 01/01/25 (c)	1,117,240
800,000	5.63%, 01/01/27 (c)	937,400
340,000	5.63%, 01/01/27 (c)	400,595
510,000	City of Chicago, Series C (GO) 5.00%, 01/01/26 (c)	558,669
100,000	City of Chicago, Series E (GO) 5.50%, 01/01/25 (c)	111,195
	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB)
125,000	5.00%, 01/01/24 (c)	139,536
225,000	5.00%, 01/01/24 (c)	253,040
1,260,000	5.00%, 01/01/24 (c)	1,423,724
100,000	City of Chicago, Wastewater Transmission Revenue, Second Lien, Series B (RB) 5.00%, 01/01/26	118,333
	City of Chicago, Water Revenue, Second Lien (RB)
500,000	4.00%, 11/01/24 (c)	528,065
120,000	5.00%, 11/01/24 (c)	135,959
75,000	5.00%, 11/01/24 (c)	86,228
655,000	5.00%, 11/01/24 (c)	749,294
1,010,000	5.00%, 11/01/27 (c)	1,212,616
180,000	5.25%, 11/01/27 (c)	215,919
	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB)
305,000	5.00%, 11/01/26 (c)	355,871
420,000	5.00%, 11/01/26 (c)	492,391
	City of Springfield, Electric Revenue, Senior Lien (RB)
420,000	5.00%, 03/01/25 (c)	483,025
15,000	5.00%, 03/01/25 (c)	17,130
775,000	5.00%, 03/01/25 (c)	909,741
425,000	5.00%, 03/01/25 (c)	496,761
1,000,000	Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/27	1,262,130
210,000	Community Unit School District No. 300, Kane, McHenry, Cook and DeKalb Counties (GO) 5.00%, 01/01/25 (c)	243,842
325,000	County of Cook, Series A (GO) 5.00%, 11/15/26 (c)	379,402
	Illinois Finance Authority of Clean Water Initiative (RB)
155,000	5.00%, 01/01/27 (c)	187,970
115,000	5.00%, 01/01/27 (c)	141,517
	Illinois Finance Authority, Advocate Health Care Network (RB)
225,000	5.00%, 08/01/24 (c)	256,572
250,000	5.00%, 08/01/24 (c)	290,075
	Illinois Finance Authority, Clean Water Initiative (RB)
165,000	4.00%, 01/01/26 (c)	185,239
100,000	4.00%, 01/01/26 (c)	114,662
135,000	5.00%, 01/01/26	164,384
685,000	5.00%, 01/01/26 (c)	825,795
400,000	5.00%, 01/01/27 (c)	497,896
	Illinois Finance Authority, Mercy Health Corp. (RB)
80,000	4.00%, 06/01/26 (c)	86,157
1,000,000	4.00%, 06/01/26 (c)	1,071,920
160,000	4.00%, 06/01/26 (c)	173,288
325,000	5.00%, 12/01/25	387,842
250,000	5.00%, 06/01/26 (c)	287,803
130,000	5.00%, 06/01/26 (c)	154,298
	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB)
1,325,000	3.00%, 01/15/28 (c)	1,355,236
280,000	5.00%, 07/15/27	351,005
260,000	Illinois Finance Authority, Northwestern University (RB) 5.00%, 12/01/28	338,811
100,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.00%, 11/15/25 (c)	114,561
1,010,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 4.00%, 02/15/27 (c)	1,124,251
	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB)
100,000	5.00%, 05/15/25 (c)	114,377
125,000	5.00%, 05/15/25 (c)	144,663
195,000	5.00%, 05/15/25 (c)	229,131
190,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	223,216
500,000	Illinois Housing Development Authority, Series B (RB) 3.45%, 04/01/27 (c)	530,345
220,000	Illinois Housing Development Authority, Series C (RB) 3.10%, 02/01/26 (c)	224,638
170,000	Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	199,456
	Illinois State Toll Highway Authority, Series A (RB)
290,000	4.00%, 01/01/26 (c)	319,316
555,000	5.00%, 01/01/26 (c)	650,893
760,000	5.00%, 01/01/26 (c)	890,408
510,000	5.00%, 01/01/28 (c)	621,425
175,000	5.00%, 01/01/29	221,692
345,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/24 (c)	397,619
	Illinois State Toll Highway Authority, Series C (RB)
500,000	5.00%, 01/01/25 (c)	578,265
100,000	5.00%, 01/01/25 (c)	117,568
	Kane, Cook, and Dupage Counties, School District No. U-46, Series A (GO)
215,000	5.00%, 01/01/24 (c)	239,729
120,000	5.00%, 01/01/24 (c)	134,924
	Kane, Cook, and Dupage Counties, School District No. U-46, Series D (GO)
190,000	5.00%, 01/01/24 (c)	214,630
450,000	5.00%, 01/01/24 (c)	504,526
410,000	5.00%, 01/01/24 (c)	466,067
1,055,000	5.00%, 01/01/24 (c)	1,193,912
700,000	Kendall, Kane, and Will Counties Community Unit School District No. 308 (GO) 5.00%, 02/01/26 (c)	816,858
	Metropolitan Water Reclamation District of Greater Chicago, Series A (GO)
425,000	5.00%, 12/01/26 (c)	512,444
340,000	5.00%, 12/01/26	417,612
	Northern Illinois Municipal Power Agency, Series A (RB)
1,130,000	4.00%, 12/01/26 (c)	1,248,921
45,000	5.00%, 12/01/25	54,150
	Railsplitter Tobacco Settlement Authority (RB)
1,795,000	5.00%, 06/01/26 (c)	2,158,308
325,000	5.00%, 06/01/26	392,958
	Regional Transportation Authority of Illinois, Series A (RB)
530,000	5.00%, 07/01/25	632,767
500,000	5.00%, 07/01/27 (c)	609,950
305,000	5.00%, 07/01/27 (c)	373,073
	Sales Tax Securitization Corp., Series A (RB)
100,000	5.00%, 01/01/26	116,651
250,000	5.00%, 01/01/28 (c)	291,165
850,000	5.00%, 01/01/28 (c)	986,680
250,000	5.00%, 01/01/28 (c)	292,108
1,160,000	5.00%, 01/01/28 (c)	1,381,421
1,160,000	5.00%, 01/01/28 (c)	1,370,436
	State of Illinois (RB)
300,000	3.00%, 06/15/26 (c)	277,224
495,000	3.00%, 06/15/26 (c)	462,241
710,000	3.00%, 06/15/26 (c)	678,107
320,000	3.00%, 06/15/26 (c)	295,699
680,000	3.00%, 06/15/26 (c)	643,559
720,000	3.50%, 06/01/26 (c)	715,435
1,120,000	3.50%, 06/01/26 (c)	1,092,918
595,000	4.00%, 01/01/26 (c)	611,291
1,000,000	4.00%, 06/01/26 (c)	1,014,290
1,060,000	4.00%, 06/01/26 (c)	1,084,709
2,895,000	4.00%, 06/01/26 (c)	2,945,257
380,000	4.00%, 06/15/26 (c)	409,788
750,000	4.13%, 11/01/26 (c)	775,777
275,000	5.00%, 05/01/24 (c)	301,928
1,080,000	5.00%, 01/01/26	1,219,568
575,000	5.00%, 01/01/26 (c)	641,907
130,000	5.00%, 01/01/26 (c)	143,151
1,025,000	5.00%, 01/01/26 (c)	1,125,727
185,000	5.00%, 01/01/26 (c)	208,007
1,050,000	5.00%, 06/01/26 (c)	1,186,164
400,000	5.00%, 06/15/26 (c)	456,248
1,010,000	5.00%, 02/01/27	1,154,238
1,890,000	5.00%, 02/01/27 (c)	2,151,406
150,000	6.00%, 05/01/25	175,892
1,000,000	6.00%, 05/01/26	1,194,580
	State of Illinois, Series A (RB)
185,000	5.00%, 06/15/26	212,411
100,000	5.00%, 06/15/26 (c)	114,061
1,000,000	5.00%, 05/01/28 (c)	1,119,650
260,000	5.00%, 10/01/28	302,026
1,200,000	5.25%, 12/01/27 (c)	1,362,444
	State of Illinois, Series D (GO)
2,480,000	5.00%, 11/01/25	2,770,755
500,000	5.00%, 06/15/26 (c)	563,115
2,200,000	5.00%, 11/01/27 (c)	2,486,902
30,000	University of Illinois, Series A (RB) 4.00%, 04/01/25 (c)	32,099
		76,761,981
Indiana: 0.8%
585,000	Ball State University, Series R (RB) 5.00%, 07/01/27	737,270
15,000	Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	18,059
	Indiana Finance Authority Highway, Series C (RB)
1,060,000	5.00%, 12/01/26 (c)	1,320,029
160,000	5.00%, 12/01/26 (c)	199,824
1,000,000	5.00%, 02/01/28 (c)	1,275,580
420,000	5.00%, 06/01/28	539,981
130,000	Indiana Finance Authority, Series B (RB) 5.00%, 02/01/26 (c)	158,883
610,000	Indiana Finance Authority, Series C (RB) 5.00%, 02/01/28 (c)	773,230
	Indiana Finance Authority, Series E (RB)
100,000	5.00%, 08/01/26 (c)	122,875
1,000,000	5.00%, 08/01/26 (c)	1,222,230
160,000	5.00%, 08/01/26 (c)	198,152
2,165,000	5.00%, 06/01/29	2,830,543
125,000	Indiana Finance Authority, Stadium Project, Series A (RB) 5.00%, 08/01/25 (c)	150,861
300,000	Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	302,541
	Indiana Municipal Power Agency, Series A (RB)
1,650,000	5.00%, 07/01/26 (c)	1,975,479
250,000	5.00%, 01/01/28 (c)	307,865
205,000	Indiana Municipal Power Agency, Series C (RB) 5.00%, 07/01/26 (c)	252,203
15,000	Indiana University, Series W-2 (RB) 5.00%, 08/01/24 (c)	17,765
1,325,000	Indianapolis Local Public Improvement Bond Bank, Series A (RB) 5.00%, 02/01/29 (c)	1,681,147
160,000	Indianapolis Local Public Improvement Bond Bank, Series C (RB) 4.00%, 01/01/28 (c)	182,325
20,000	IPS Multi-School Building Corp. (RB) 5.00%, 01/15/25 (c)	23,617
185,000	Trustees of the Indiana State University, Series A (RB) 5.00%, 06/01/26 (c)	228,734
140,000	Zionsville Community Schools Building Corp., Series B (RB) 3.00%, 07/15/24 (c)	147,658
		14,666,851
Iowa: 0.2%
	Iowa Finance Authority (RB)
110,000	5.00%, 08/01/26	137,027
1,000,000	5.00%, 08/01/27 (c)	1,243,340
1,000,000	5.00%, 08/01/27 (c)	1,265,610
125,000	State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/26 (c)	153,036
130,000	State of Iowa, Prison Infrastructure Fund, Series A (RB) 5.00%, 06/15/26	160,614
		2,959,627
Kansas: 0.8%
	Butler County Unified School District No. 385 (GO)
300,000	4.00%, 09/01/27 (c)	344,004
500,000	4.00%, 09/01/27 (c)	578,695
500,000	5.00%, 09/01/27 (c)	610,255
250,000	5.00%, 09/01/27 (c)	306,053
540,000	City of Wichita, Series 811 (GO) 3.00%, 06/01/23 (c)	564,100
	County of Johnson, Internal Improvement, Series A (GO)
750,000	4.00%, 09/01/27 (c)	854,032
750,000	5.00%, 09/01/27 (c)	943,972
210,000	Johnson and Miami Counties Unified School District No. 230 Spring Hills (GO) 4.00%, 09/01/26 (c)	232,871
300,000	Johnson County Unified School District No. 512, Series A (GO) 4.00%, 10/01/25 (c)	331,398
	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB)
225,000	5.00%, 04/01/23 (c)	253,445
140,000	5.00%, 04/01/23 (c)	157,014
10,000	5.00%, 04/01/23 (c)	11,247
	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB)
380,000	5.00%, 05/01/23 (c)	429,081
690,000	5.00%, 05/01/23 (c)	777,540
	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
110,000	5.00%, 09/01/24 (c)	129,247
740,000	5.00%, 09/01/24 (c)	873,807
150,000	5.00%, 09/01/27 (c)	184,391
720,000	5.00%, 09/01/27 (c)	891,734
775,000	5.00%, 09/01/27 (c)	956,296
400,000	5.00%, 09/01/27	508,612
630,000	5.00%, 09/01/27 (c)	780,268
	State of Kansas, Department of Transportation, Highway Revenue, Series B (RB)
765,000	5.00%, 09/01/25 (c)	922,598
120,000	5.00%, 09/01/25 (c)	144,240
720,000	5.00%, 09/01/25 (c)	856,354
445,000	5.00%, 09/01/25	543,051
555,000	5.00%, 09/01/25 (c)	674,342
295,000	5.00%, 09/01/25 (c)	357,463
250,000	Wyandotte County, Unified School District No. 500, Series A (GO) 4.00%, 09/01/26 (c)	277,745
		14,493,855
Kentucky: 0.7%
125,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	146,554
670,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/25	795,926
	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB)
1,020,000	5.00%, 11/01/26 (c)	1,221,011
585,000	5.00%, 11/01/26 (c)	702,901
450,000	5.00%, 11/01/26	544,648
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
20,000	5.00%, 09/01/25 (c)	23,938
80,000	5.00%, 09/01/25	96,430
595,000	Kentucky Bond Development Corp., Saint Elizabeth Medical Center, Inc. (RB) 3.00%, 05/01/26 (c)	612,433
	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB)
1,420,000	5.00%, 09/01/25 (c)	1,653,860
200,000	5.00%, 09/01/25 (c)	235,954
100,000	Kentucky State Property and Building Commission No. 119 (RB) 5.00%, 05/01/28	123,468
165,000	Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/26 (c)	198,304
	Kentucky Turnpike Authority, Series B (RB)
800,000	5.00%, 07/01/26	969,968
380,000	5.00%, 07/01/27	469,330
	Louisville and Jefferson County Metro Government, Norton Healthcare, Inc., Series A (RB)
975,000	4.00%, 10/01/26 (c)	1,044,157
55,000	5.00%, 10/01/26 (c)	66,344
290,000	5.00%, 10/01/26 (c)	345,289
105,000	Louisville and Jefferson County Metro Government, Water System (RB) 3.00%, 11/15/25 (c)	109,013
20,000	Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26	24,395
125,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series B (RB) 5.00%, 07/01/26	151,558
	University of Kentucky, Series A (RB)
770,000	3.00%, 04/01/26 (c)	788,434
500,000	4.00%, 04/01/26 (c)	566,175
745,000	University of Kentucky, Series B (RB) 5.00%, 04/01/25 (c)	888,867
		11,778,957
Louisiana: 0.9%
250,000	East Baton Rouge Sewerage Commission, Series B (RB) 5.00%, 02/01/25 (c)	291,918
2,635,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB)
	3.50%, 11/01/27 (c)	2,754,023
	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB)
200,000	3.25%, 10/01/27 (c)	210,454
990,000	5.00%, 10/01/27 (c)	1,213,700
295,000	Louisiana Public Facilities Authority (RB) 5.00%, 07/01/25 (c)	340,710
505,000	Louisiana Public Facilities Authority, Entergy Louisiana, LLC Project, Series B (RB) 3.50%, 06/01/21 (c)	513,706
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
900,000	5.00%, 06/01/24 (c)	1,037,907
535,000	5.00%, 06/01/24 (c)	618,963
1,060,000	Louisiana State Citizens Property Insurance Corp., Series A (RB) 5.00%, 06/01/26	1,303,111
350,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB) 5.00%, 05/01/24 (c)	405,839
	State of Louisiana, Series A (GO)
150,000	3.50%, 04/01/27 (c)	162,002
760,000	5.00%, 05/01/25 (c)	895,379
760,000	5.00%, 03/01/26	932,003
640,000	5.00%, 09/01/26 (c)	773,530
565,000	5.00%, 04/01/27 (c)	696,956
	State of Louisiana, Series B (GO)
200,000	5.00%, 08/01/26 (c)	243,950
205,000	5.00%, 08/01/26 (c)	252,257
875,000	5.00%, 10/01/26	1,086,610
150,000	5.00%, 10/01/27	190,010
	State of Louisiana, Series C (GO)
100,000	5.00%, 08/01/24 (c)	116,762
710,000	5.00%, 08/01/24 (c)	831,701
	State of Louisiana, Series D (GO)
200,000	3.00%, 09/01/26 (c)	211,238
375,000	5.00%, 09/01/25	454,931
100,000	5.00%, 09/01/26 (c)	122,163
	State of Louisiana, Series D-1 (GO)
125,000	5.00%, 12/01/24 (c)	145,991
500,000	5.00%, 12/01/24 (c)	590,520
		16,396,334
Maine: 0.0%
480,000	Maine Turnpike Authority (RB) 5.00%, 07/01/25 (c)	579,096
Maryland: 3.1%
	City of Baltimore, Consolidated Public Improvement, Series B (GO)
1,250,000	5.00%, 10/15/25	1,527,387
250,000	5.00%, 10/15/26	312,460
250,000	5.00%, 10/15/27 (c)	316,963
280,000	5.00%, 10/15/27	356,451
125,000	City of Baltimore, Convention Center Hotel (RB) 5.00%, 09/01/27 (c)	148,783
	County of Baltimore (GO)
1,505,000	4.00%, 03/01/29 (c)	1,749,788
1,415,000	5.00%, 03/01/26	1,748,275
525,000	County of Harford, Series B (GO) 3.00%, 07/01/24 (c)	562,002
	County of Montgomery, Series A (GO)
1,225,000	5.00%, 11/01/24 (c)	1,446,406
875,000	5.00%, 11/01/24 (c)	1,037,295
20,000	5.00%, 12/01/24 (c)	23,807
	County of Montgomery, Series B (GO)
275,000	4.00%, 12/01/23 (c)	307,167
1,310,000	5.00%, 11/01/24 (c)	1,562,267
350,000	5.00%, 11/01/24 (c)	416,427
1,190,000	County of Montgomery, Series C (GO) 4.00%, 10/01/27 (c)	1,385,219
15,000	Maryland Economic Development Corp., College Park Projects (RB) (AGM) 5.00%, 06/01/26 (c)	18,031
255,000	Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue (RB) 4.00%, 07/01/25 (c)	274,530
550,000	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue (RB) 5.00%, 02/15/25 (c)	642,620
950,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	1,034,113
	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program (RB)
750,000	5.00%, 05/01/26 (c)	904,462
250,000	5.00%, 05/01/26 (c)	298,120
240,000	5.00%, 05/01/26	294,869
250,000	5.00%, 05/01/26 (c)	303,088
1,000,000	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program, Series A (RB)
	5.00%, 05/01/28 (c)	1,228,630
	Maryland State Department of Transportation (RB)
500,000	3.00%, 09/01/27 (c)	530,485
1,500,000	4.00%, 05/01/25 (c)	1,708,860
	Maryland State Transportation Authority (RB)
300,000	3.00%, 07/01/27 (c)	311,382
510,000	3.00%, 07/01/27 (c)	533,230
	Maryland Water Quality Financing Administration (RB)
1,095,000	2.80%, 03/01/24 (c)	1,157,820
655,000	3.00%, 03/01/24 (c)	685,739
	Prince George’s County, Series A (GO)
445,000	4.00%, 09/01/24 (c)	503,428
140,000	4.00%, 09/01/24 (c)	157,864
1,000,000	4.00%, 07/15/28 (c)	1,179,410
1,000,000	5.00%, 07/15/28	1,296,500
1,150,000	5.00%, 07/15/28 (c)	1,481,913
	State of Maryland, Department of Transportation (RB)
1,000,000	3.00%, 11/01/24 (c)	1,045,250
855,000	3.13%, 05/01/25 (c)	900,888
750,000	4.00%, 05/01/28 (c)	888,967
295,000	5.00%, 11/01/24 (c)	349,997
200,000	State of Maryland, Department of Transportation, Second Issue (RB) 3.13%, 06/01/23 (c)	207,894
435,000	State of Maryland, Department of Transportation, Third Issue (RB) 3.00%, 12/15/23 (c)	451,343
	State of Maryland, State and Local Facilities Loan, First Series (GO)
350,000	3.00%, 06/01/24 (c)	363,661
420,000	5.00%, 06/01/24 (c)	492,962
	State of Maryland, State and Local Facilities Loan, First Series (GO)
350,000	4.00%, 06/01/24 (c)	393,691
2,705,000	5.00%, 03/15/28	3,483,418
3,000,000	5.00%, 03/15/29 (c)	3,859,530
	State of Maryland, State and Local Facilities Loan, First Series A (GO)
405,000	3.00%, 03/01/23 (c)	421,710
250,000	3.13%, 03/15/28 (c)	264,103
1,745,000	4.00%, 03/15/27 (c)	2,020,082
980,000	5.00%, 03/15/26	1,211,888
1,000,000	5.00%, 03/15/28	1,287,770
100,000	State of Maryland, State and Local Facilities Loan, First Series B (GO) 4.00%, 08/01/26	117,759
	State of Maryland, State and Local Facilities Loan, Second Series (GO)
530,000	4.00%, 08/01/28 (c)	618,807
1,000,000	5.00%, 08/01/28 (c)	1,280,650
	State of Maryland, State and Local Facilities Loan, Second Series A (GO)
350,000	2.75%, 08/01/23 (c)	370,391
1,000,000	3.00%, 08/01/27 (c)	1,056,950
215,000	4.00%, 08/01/23 (c)	236,128
	State of Maryland, State and Local Facilities Loan, Second Series B (GO)
100,000	3.00%, 08/01/22 (c)	103,514
955,000	4.00%, 08/01/22 (c)	1,031,639
1,000,000	5.00%, 08/01/26	1,247,210
	Washington Suburban Sanitary District (GO)
500,000	3.00%, 06/01/24 (c)	525,815
115,000	3.00%, 06/01/24 (c)	121,909
560,000	3.00%, 06/01/24 (c)	593,645
	Washington Suburban Sanitary District, Second Series (GO)
685,000	4.00%, 06/01/24 (c)	761,528
750,000	5.00%, 06/01/26 (c)	903,090
550,000	5.00%, 06/01/27 (c)	690,937
		54,748,917
Massachusetts: 3.0%
	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB)
1,100,000	5.00%, 06/01/24 (c)	1,267,629
1,000,000	5.00%, 06/15/24 (c)	1,176,270
15,000	5.00%, 06/01/25 (c)	18,042
20,000	5.00%, 06/01/25 (c)	23,984
	Commonwealth of Massachusetts, Series A (GO)
290,000	3.00%, 03/01/24 (c)	297,186
850,000	5.00%, 03/01/24 (c)	978,018
1,260,000	5.00%, 07/01/25 (c)	1,508,384
160,000	5.00%, 07/01/25 (c)	190,523
1,000,000	5.00%, 03/01/26	1,231,270
275,000	5.00%, 07/01/26 (c)	337,714
1,000,000	5.00%, 07/01/26	1,240,410
	Commonwealth of Massachusetts, Series B (GO)
600,000	5.00%, 07/01/26 (c)	728,118
1,860,000	5.00%, 07/01/26 (c)	2,238,045
155,000	5.00%, 07/01/26 (c)	189,776
1,155,000	5.00%, 07/01/28	1,488,495
	Commonwealth of Massachusetts, Series C (GO)
1,000,000	3.00%, 02/01/24 (c)	1,031,210
2,345,000	5.00%, 08/01/25	2,852,904
2,665,000	5.00%, 05/01/31	3,545,143
	Commonwealth of Massachusetts, Series E (GO)
1,275,000	3.00%, 11/01/27 (c)	1,326,395
100,000	5.00%, 11/01/27 (c)	124,755
420,000	Commonwealth of Massachusetts, Series F (GO) 3.00%, 11/01/22 (c)	439,093
	Commonwealth of Massachusetts, Series I (GO)
500,000	5.00%, 12/01/26 (c)	608,590
10,000	5.00%, 12/01/26 (c)	12,450
	Commonwealth of Massachusetts, Transportation Fund Revenue, Series A (RB)
145,000	3.00%, 06/01/25 (c)	151,816
450,000	4.00%, 12/01/27 (c)	510,016
105,000	5.00%, 06/01/26	130,238
20,000	5.00%, 06/01/26 (c)	24,728
	Massachusetts Bay Transportation Authority, Series A (RB)
810,000	0.00%, 07/01/26 (c) ^	655,298
130,000	0.00%, 07/01/26 (c) ^	101,537
1,160,000	0.00%, 07/01/26 (c) ^	842,798
890,000	0.00%, 07/01/26 (c) ^	744,236
210,000	2.00%, 07/01/26 (c)	215,013
1,315,000	4.00%, 07/01/25 (c)	1,466,790
800,000	Massachusetts Clean Water Trust, Series 18 (RB) 5.00%, 02/01/24 (c)	925,680
	Massachusetts Clean Water Trust, Series 19 (RB)
500,000	5.00%, 02/01/26 (c)	604,985
1,100,000	5.00%, 02/01/26 (c)	1,336,214
940,000	5.00%, 02/01/26 (c)	1,151,321
1,000,000	Massachusetts Clean Water Trust, Series 21 (RB) 5.00%, 08/01/28 (c)	1,262,950
1,000,000	Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) 5.00%, 01/01/29	1,302,910
1,905,000	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 5.00%, 07/01/26 (c)	2,190,712
530,000	Massachusetts Development Finance Agency, Brandeis University, Series S-1 (RB) 5.00%, 10/01/27	674,165
130,000	Massachusetts Development Finance Agency, Caregroup Issue, Series J-2 (RB) (SBG) 5.00%, 07/01/28 (c)	157,047
	Massachusetts Development Finance Agency, Harvard University, Series A (RB)
1,000,000	4.00%, 07/15/26 (c)	1,134,660
700,000	5.00%, 07/15/26 (c)	873,628
480,000	5.00%, 07/15/26 (c)	584,995
	Massachusetts Development Finance Agency, Lahey Health System, Series F (RB)
1,000,000	5.00%, 08/15/25 (c)	1,173,190
125,000	5.00%, 08/15/25 (c)	149,248
	Massachusetts Development Finance Agency, Partners Healthcare System, Series Q (RB)
100,000	3.13%, 07/01/26 (c)	103,757
105,000	5.00%, 07/01/26	129,931
300,000	5.00%, 07/01/26 (c)	362,970
	Massachusetts Development Finance Agency, Series I (RB)
760,000	3.00%, 07/01/26 (c)	788,128
200,000	3.25%, 07/01/26 (c)	205,184
200,000	5.00%, 07/01/26 (c)	240,228
500,000	Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	587,890
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB)
	5.00%, 07/01/26 (c)	119,684
330,000	Massachusetts Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 07/01/27	403,491
500,000	Massachusetts Housing Finance Agency, Series 178 (RB) 3.70%, 06/01/25 (c)	526,480
1,000,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB) 5.00%, 01/15/25 (c)	1,188,390
	Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB)
15,000	5.00%, 08/15/25	18,305
125,000	5.00%, 11/15/26 (c)	151,825
	Massachusetts State College Building Authority, Series A (RB)
1,000,000	4.00%, 05/01/25 (c)	1,134,350
500,000	5.00%, 05/01/25 (c)	587,665
560,000	Massachusetts Water Pollution Abatement Trust (RB) 5.00%, 08/01/24 (c)	662,928
	Massachusetts Water Resources Authority, Series C (RB)
685,000	5.00%, 08/01/26 (c)	832,549
2,115,000	5.00%, 08/01/27 (c)	2,627,887
730,000	University of Massachusetts Building Authority, Series 1 (RB) 5.00%, 11/01/25 (c)	889,527
1,020,000	University of Massachusetts Building Authority, Series 3 (RB) 5.00%, 11/01/27 (c)	1,280,233
		54,059,981
Michigan: 2.0%
285,000	Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	343,257
340,000	Board of Trustees of Michigan State University, Series B (RB) 5.00%, 02/15/29 (c)	428,386
	Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB)
250,000	5.00%, 07/01/26 (c)	297,635
250,000	5.00%, 07/01/26 (c)	298,815
	Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B (RB)
1,220,000	5.00%, 07/01/26 (c)	1,442,321
1,500,000	5.00%, 07/01/26 (c)	1,785,810
500,000	5.00%, 07/01/26 (c)	600,135
	Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series C (RB)
1,025,000	5.00%, 07/01/26 (c)	1,221,226
30,000	5.00%, 07/01/26 (c)	36,446
130,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series D (RB) 5.00%, 07/01/26 (c)	154,770
	Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB)
155,000	5.00%, 07/01/26 (c)	189,209
365,000	5.00%, 07/01/26	448,691
140,000	Michigan Finance Authority Hospital, Henry Ford Health System (RB) 3.00%, 11/15/26 (c)	141,011
	Michigan Finance Authority Local Government Loan Program, Series C (RB)
500,000	5.00%, 07/01/25 (c)	590,805
250,000	5.00%, 07/01/25 (c)	296,235
	Michigan Finance Authority Local Government Loan Program, Series H-1 (RB)
725,000	5.00%, 10/01/24 (c)	826,717
140,000	5.00%, 11/15/26 (c)	170,667
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
1,975,000	5.00%, 08/01/24 (c)	2,265,680
1,790,000	5.00%, 08/01/24 (c)	2,089,288
	Michigan Finance Authority, Clean Water, Series B (RB)
110,000	5.00%, 10/01/25	134,800
100,000	5.00%, 10/01/26	125,111
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	862,687
405,000	5.00%, 07/01/24 (c)	467,629
560,000	5.00%, 07/01/24 (c)	656,085
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series D-2 (RB) (AGM)
935,000	5.00%, 07/01/24 (c)	1,089,294
110,000	5.00%, 07/01/24 (c)	128,458
1,450,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series D-4 (RB) 5.00%, 07/01/24 (c)	1,675,866
	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB)
105,000	5.00%, 06/01/22 (c)	114,868
75,000	5.00%, 06/01/27 (c)	91,561
1,205,000	5.50%, 06/01/25 (c)	1,468,377
265,000	5.50%, 06/01/25 (c)	320,152
	Michigan State Building Authority, Series I (RB)
15,000	5.00%, 10/15/25 (c)	17,820
200,000	5.00%, 10/15/25 (c)	237,994
360,000	5.00%, 10/15/25 (c)	432,317
125,000	5.00%, 10/15/26 (c)	150,274
120,000	5.00%, 10/15/26 (c)	143,554
570,000	5.00%, 10/15/26 (c)	687,192
1,080,000	5.00%, 10/15/26 (c)	1,314,824
515,000	5.00%, 10/15/26 (c)	622,779
100,000	Michigan State Hospital Finance Authority, Series B (RB) 5.00%, 12/01/26	124,465
100,000	Michigan State Hospital Finance Authority, Series C (RB) 5.00%, 12/01/27	126,748
960,000	Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB) 3.35%, 12/01/25 (c)	1,007,722
	Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB)
1,640,000	3.10%, 06/01/26 (c)	1,700,795
170,000	3.35%, 06/01/26 (c)	176,574
770,000	Regents of the University of Michigan (RB) 5.00%, 04/01/26 (c)	928,751
3,000,000	State of Michigan, Environmental Program (GO) 3.00%, 05/01/26 (c)	3,176,730
	State of Michigan, Environmental Program, Series A (GO)
500,000	5.00%, 12/01/25 (c)	607,370
10,000	5.00%, 12/01/25 (c)	12,181
	State of Michigan, Grant Anticipation Refunding Bonds (RB)
300,000	5.00%, 03/15/26	367,782
1,865,000	5.00%, 03/15/27	2,327,483
		34,925,347
Minnesota: 1.3%
	City of Maple Grove, Minnesota Health Care Facilities (RB)
180,000	3.38%, 05/01/27 (c)	189,185
345,000	3.50%, 05/01/27 (c)	363,313
1,000,000	City of Minneapolis, Fairview Health Services, Series A (RB) 5.00%, 11/15/25 (c)	1,167,790
520,000	City of St. Cloud, Minnesota Health Care, Series A (RB) 3.00%, 05/01/26 (c)	528,684
335,000	City of St. Paul, Housing and Redevelopment Authority, Series A (RB) 4.00%, 07/01/25 (c)	360,658
	County of Hennepin, First Lien, Sales Tax, Series A (RB)
760,000	5.00%, 12/15/23 (c)	883,234
1,500,000	5.00%, 12/15/25	1,844,175
	Minneapolis St Paul Metropolitan Airports Commission, Series B (RB)
135,000	4.00%, 01/01/26	156,410
120,000	5.00%, 01/01/26	147,026
515,000	5.00%, 01/01/27 (c)	634,150
325,000	5.00%, 01/01/27 (c)	397,657
750,000	Minnesota Public Facilities Authority, Series B (GO) 5.00%, 10/01/26	938,332
1,000,000	Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,253,020
450,000	Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) 5.00%, 02/01/26 (c)	550,921
500,000	Roseville Independent School District No. 623 (GO) (SD CRED PROG) 5.00%, 02/01/27 (c)	610,300
	Sartell-St. Stephen Independent School District No. 748 (GO) (SD CRED PROG)
750,000	5.00%, 02/01/25 (c)	898,732
600,000	5.00%, 02/01/25 (c)	720,396
	State of Minnesota, State Trunk Highway, Series B (GO)
555,000	2.25%, 08/01/26 (c)	555,017
440,000	3.00%, 08/01/24 (c)	467,993
500,000	3.00%, 08/01/26 (c)	543,820
570,000	3.25%, 08/01/25 (c)	596,630
1,000,000	4.00%, 08/01/24 (c)	1,129,020
225,000	4.00%, 08/01/24 (c)	254,986
185,000	4.00%, 08/01/26	217,989
585,000	4.00%, 08/01/26 (c)	685,392
	State of Minnesota, Various Purpose, Series A (GO)
1,025,000	5.00%, 08/01/27	1,304,558
400,000	5.00%, 10/01/27 (c)	508,892
	State of Minnesota, Various Purpose, Series D (GO)
925,000	2.25%, 08/01/26 (c)	944,869
1,000,000	3.00%, 10/01/27 (c)	1,073,590
1,000,000	3.00%, 10/01/27 (c)	1,087,070
805,000	University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,021,577
1,000,000	Virginia Independent School District No. 706, Series A (GO) (SD CRED PROG) 3.00%, 02/01/28 (c)	1,043,430
		23,078,816
Mississippi: 0.5%
300,000	Mississippi Development Bank, Jackson Public School District, Series A (RB) 5.00%, 04/01/26 (c)	358,353
	State of Mississippi, Series A (GO)
125,000	5.00%, 10/01/26	155,615
1,335,000	5.00%, 10/01/27 (c)	1,644,052
300,000	5.00%, 10/01/27 (c)	368,058
500,000	5.00%, 10/01/27 (c)	617,680
1,000,000	5.00%, 10/01/27 (c)	1,245,570
650,000	5.00%, 10/01/27 (c)	805,727
	State of Mississippi, Series B (GO)
155,000	5.00%, 12/01/26 (c)	187,951
750,000	5.00%, 12/01/26 (c)	918,622
	State of Mississippi, Series C (GO)
850,000	5.00%, 10/01/25	1,035,419
845,000	5.00%, 10/01/25 (c)	1,024,841
105,000	State of Mississippi, Series E (RB) 5.00%, 10/15/25	126,562
		8,488,450
Missouri: 0.8%
	City of Kansas City, Downtown Arena Project, Series E (RB)
450,000	3.00%, 04/01/25 (c)	462,807
750,000	5.00%, 04/01/25 (c)	871,192
570,000	City of Kansas City, Sanitary Sewer System Revenue, Series A (RB) 5.00%, 01/01/25 (c)	676,385
100,000	City of Springfield, Missouri Public Utility (RB) 4.00%, 08/01/25 (c)	111,497
	County of Jackson, Harry S. Truman Sports Complex Project (RB)
10,000	5.00%, 12/01/24 (c)	11,680
195,000	5.00%, 12/01/24 (c)	228,554
110,000	Health and Educational Facilities Authority of the State of Missouri, Series A (RB) 5.00%, 02/01/24 (c)	119,997
	Metropolitan St. Louis Sewer District, Wastewater System, Series B (RB)
490,000	5.00%, 05/01/25 (c)	579,141
1,165,000	5.00%, 05/01/25 (c)	1,380,408
	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Series A (RB)
310,000	5.00%, 01/01/24 (c)	350,111
290,000	5.00%, 01/01/24 (c)	330,272
215,000	5.00%, 01/01/24 (c)	246,255
100,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Series A (RB) 5.00%, 01/01/25 (c)	117,829
395,000	Missouri Joint Municipal Electric Utility Commission, Power Project, Series A (RB) 5.00%, 06/01/25 (c)	463,655
15,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	16,719
	Platte County Park Hill School District (GO) (SAW)
225,000	3.00%, 03/01/26 (c)	232,272
105,000	3.00%, 03/01/26 (c)	108,952
	Springfield School District No. R-12 (GO) (SAW)
1,035,000	4.00%, 03/01/28 (c)	1,224,798
2,500,000	4.00%, 03/01/29 (c)	2,924,975
500,000	4.00%, 03/01/29 (c)	587,485
2,000,000	5.00%, 03/01/29 (c)	2,519,780
1,000,000	St. Louis Land Clearance for Redevelopment Authority, Series A (RB) 4.25%, 06/01/26	1,088,920
		14,653,684
Nebraska: 0.6%
	Central Plains Energy Project, Gas Project Crossover, Series A (RB)
220,000	5.00%, 09/01/26	260,350
1,000,000	5.00%, 09/01/27	1,202,970
300,000	5.00%, 09/01/32	376,620
100,000	City of Lincoln, Electric System, Series A (RB) 5.00%, 09/01/25 (c)	118,621
	Douglas County Hospital Authority No. 2 (RB)
500,000	3.00%, 05/15/26 (c)	510,540
115,000	4.00%, 05/15/26 (c)	126,919
245,000	Douglas County School District No. 0001 (GO) 3.00%, 12/15/24 (c)	252,539
260,000	Metropolitan Utilities District of Omaha, Water System (RB) 3.25%, 12/01/25 (c)	272,061
100,000	Omaha Public Power District, Electric System, Series A (RB) 5.00%, 12/01/27 (c)	122,710
	Omaha Public Power District, Electric System, Series AA (RB)
130,000	2.25%, 08/01/19 (c)	130,202
120,000	4.00%, 02/01/24 (c)	129,304
1,090,000	5.00%, 02/01/24 (c)	1,251,244
1,875,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 08/01/24 (c)	2,174,512
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
1,295,000	3.00%, 07/01/26 (c)	1,331,079
560,000	3.13%, 07/01/26 (c)	574,935
1,400,000	5.00%, 01/01/25 (c)	1,617,644
		10,452,250
Nevada: 1.2%
	City of Las Vegas, Series C (GO)
125,000	5.00%, 03/01/26 (c)	149,519
500,000	5.00%, 03/01/26 (c)	607,000
	Clark County Limited Tax Bond Bank, Series A (GO)
120,000	5.00%, 11/01/25	146,381
110,000	5.00%, 05/01/26 (c)	133,720
500,000	5.00%, 05/01/26 (c)	615,445
300,000	Clark County Limited Tax Bond Bank, Series B (GO) 5.00%, 11/01/26 (c)	367,122
1,000,000	Clark County Limited Tax Detention Center (GO) 4.00%, 06/01/29 (c)	1,138,390
	Clark County Limited Tax Flood Control (GO)
890,000	4.00%, 05/01/25 (c)	982,257
420,000	5.00%, 05/01/25 (c)	500,430
980,000	5.00%, 05/01/25 (c)	1,153,891
	Clark County Limited Tax, Series A (GO)
150,000	5.00%, 06/01/28 (c)	186,129
1,000,000	5.00%, 06/01/28 (c)	1,267,840
	Clark County Limited Tax, Series C (GO)
500,000	3.00%, 07/01/27 (c)	511,910
305,000	3.00%, 07/01/27 (c)	315,681
1,025,000	Clark County School District, Limited Tax, Series C (GO) 5.00%, 12/15/25 (c)	1,221,451
	Clark County School District, Series B (GO)
250,000	4.00%, 11/01/26 (c)	283,023
140,000	4.00%, 11/01/26 (c)	158,987
850,000	5.00%, 11/01/26	1,058,088
	Clark County School District, Series C (GO)
200,000	5.00%, 12/15/25 (c)	239,060
610,000	5.00%, 12/15/27 (c)	741,284
	Clark County School District, Series D (GO)
200,000	4.00%, 12/15/25 (c)	220,554
25,000	5.00%, 06/15/25	29,973
760,000	5.00%, 12/15/25 (c)	901,694
	Clark County Water Reclamation District (GO)
630,000	3.00%, 07/01/26 (c)	678,787
220,000	5.00%, 07/01/26	273,220
	Las Vegas Valley Water District, Series A (GO)
500,000	4.00%, 02/01/27 (c)	560,380
190,000	5.00%, 06/01/26 (c)	234,078
	State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AGM)
325,000	3.38%, 06/01/28 (c)	345,140
1,000,000	4.00%, 06/01/27 (c)	1,126,400
760,000	4.00%, 06/01/28 (c)	867,175
760,000	4.00%, 06/01/28 (c)	873,574
20,000	5.00%, 12/01/25	24,485
220,000	5.00%, 06/01/26 (c)	272,105
1,020,000	5.00%, 06/01/26 (c)	1,252,948
270,000	5.00%, 06/01/26 (c)	330,434
795,000	5.00%, 06/01/27 (c)	984,480
	Truckee Meadows Water Authority (RB)
355,000	5.00%, 07/01/26 (c)	426,256
30,000	5.00%, 07/01/26 (c)	36,254
		21,215,545
New Jersey: 3.5%
800,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	904,176
600,000	County of Union, Technical School Bonds, Series A (GO) 3.00%, 09/01/25 (c)	638,580
305,000	New Brunswick Parking Authority, Series A (RB) 3.00%, 09/01/26 (c)	314,580
755,000	New Jersey Economic Development Authority, Motor Vehicle Surcharges Revenue, Series A (RB) 3.13%, 07/01/27 (c)	780,345
2,030,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	2,260,649
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
130,000	4.00%, 11/01/25	143,412
1,000,000	5.00%, 11/01/25	1,175,220
380,000	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	447,674
	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
1,140,000	4.75%, 12/15/26 (c)	1,284,780
275,000	5.50%, 12/15/26 (c)	328,127
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
1,175,000	5.00%, 06/15/27 (c)	1,354,845
615,000	5.00%, 06/15/27 (c)	706,125
340,000	5.00%, 06/15/27 (c)	393,445
245,000	5.00%, 06/15/27	290,881
250,000	5.00%, 06/15/27 (c)	292,413
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
240,000	5.00%, 06/15/24 (c)	267,204
920,000	5.00%, 06/15/24 (c)	1,033,280
555,000	5.00%, 06/15/24 (c)	624,830
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
285,000	5.00%, 06/15/25 (c)	317,367
180,000	5.00%, 06/15/25 (c)	200,965
440,000	5.25%, 06/15/25 (c)	509,533
100,000	5.25%, 06/15/25 (c)	113,419
250,000	5.25%, 06/15/25 (c)	284,335
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
1,195,000	4.25%, 06/15/25 (c)	1,317,189
565,000	4.38%, 06/15/25 (c)	622,924
	New Jersey Economic Development Authority, State House Project, Series B (RB)
1,290,000	4.00%, 12/15/28 (c)	1,429,088
2,000,000	5.00%, 06/15/26	2,351,960
	New Jersey Economic Development Motor Vehicle, Series A (RB)
335,000	3.38%, 07/01/27 (c)	341,988
440,000	4.00%, 07/01/27 (c)	468,741
450,000	4.00%, 07/01/27 (c)	484,263
365,000	5.00%, 07/01/27 (c)	421,101
235,000	New Jersey Educational Facilities Authority, College of New Jersey, Series G (RB) 5.00%, 07/01/25 (c)	278,959
230,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	258,320
400,000	New Jersey Educational Facilities Authority, Montclair State University Issue, Series B (RB) 5.00%, 07/01/26 (c)	488,692
200,000	New Jersey Educational Facilities Authority, Princeton University, Series A (RB) 5.00%, 07/01/25 (c)	242,050
1,000,000	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB) 5.00%, 07/01/26 (c)	1,185,450
1,590,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 4.00%, 07/01/26 (c)	1,768,795
1,000,000	New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group Issue, Series A (RB)
	5.00%, 07/01/27 (c)	1,253,180
20,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp. (RB) 5.00%, 07/01/25	24,167
200,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp., Series A (RB) (AGM) 5.00%, 07/01/25 (c)	230,944
	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB)
1,390,000	3.00%, 07/01/26 (c)	1,425,375
310,000	3.38%, 07/01/27 (c)	324,502
115,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
	3.00%, 07/01/26 (c)	114,323
1,080,000	New Jersey Housing and Mortgage Finance Agency, Series A (RB) 3.75%, 10/01/27 (c)	1,154,714
	New Jersey State Turnpike Authority, Series B (RB)
2,900,000	5.00%, 01/01/28 (c)	3,558,996
1,080,000	5.00%, 01/01/28 (c)	1,331,856
115,000	5.00%, 01/01/28 (c)	142,498
	New Jersey Transportation Trust Fund Authority, Series A (RB)
1,330,000	4.00%, 12/15/28 (c)	1,462,096
435,000	5.00%, 06/15/26 (c)	510,381
500,000	5.00%, 12/15/27	603,290
1,250,000	5.00%, 12/15/28 (c)	1,464,287
1,000,000	5.00%, 12/15/28 (c)	1,178,040
500,000	5.00%, 12/15/28	607,610
	New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
780,000	4.10%, 06/15/26 (c)	847,610
750,000	5.00%, 06/15/26 (c)	900,315
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
265,000	4.25%, 06/15/25 (c)	292,096
320,000	4.63%, 06/15/25 (c)	353,738
655,000	4.75%, 06/15/25 (c)	715,797
500,000	5.00%, 06/15/25 (c)	580,175
435,000	5.25%, 06/15/25 (c)	504,778
300,000	5.25%, 06/15/25 (c)	349,104
170,000	New Jersey Transportation Trust Fund Authority, Series C (RB) 5.25%, 12/15/24 (c)	192,314
1,110,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/24 (c)	1,241,890
	New Jersey Turnpike Authority, Series A (RB)
135,000	4.00%, 01/01/27 (c)	149,981
285,000	5.00%, 07/01/24 (c)	333,450
375,000	5.00%, 01/01/26 (c)	444,232
105,000	5.00%, 01/01/26 (c)	125,554
30,000	5.00%, 01/01/26 (c)	35,730
1,625,000	5.00%, 01/01/27 (c)	1,994,606
270,000	5.00%, 01/01/27 (c)	325,839
	New Jersey Turnpike Authority, Series E (RB)
340,000	5.00%, 01/01/25 (c)	399,160
150,000	5.00%, 01/01/27	187,262
200,000	5.00%, 01/01/28 (c)	247,822
115,000	5.00%, 01/01/28 (c)	145,641
	New Jersey Turnpike Authority, Series G (RB) (AGM)
2,130,000	4.00%, 01/01/28 (c)	2,412,928
1,000,000	5.00%, 01/01/28 (c)	1,215,070
	State of New Jersey, Various Purposes (GO)
700,000	5.00%, 06/01/25 (c)	816,914
130,000	5.00%, 06/01/25 (c)	154,751
625,000	5.00%, 06/01/27	773,362
225,000	The State University of New Jersey, Rutgers, Series M (RB) 5.00%, 05/01/26 (c)	268,781
	Tobacco Settlement Financing Corp., Series A (RB)
360,000	5.00%, 06/01/27	434,012
1,250,000	5.00%, 06/01/28 (c)	1,487,112
200,000	5.00%, 06/01/28 (c)	235,248
2,000,000	5.00%, 06/01/28 (c)	2,386,920
150,000	5.00%, 06/01/28 (c)	181,074
500,000	5.00%, 06/01/28 (c)	599,960
		63,045,190
New Mexico: 0.4%
	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB)
500,000	2.85%, 07/01/25 (c)	531,365
985,000	5.00%, 07/01/25 (c)	1,189,525
285,000	Albuquerque Municipal School District No. 12 (GO) (SAW) 5.00%, 08/01/26	353,947
2,400,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B-1 (RB) 5.00%, 06/15/24 (c)	2,811,912
520,000	Regents of the University of New Mexico, Series A (RB) 2.50%, 06/01/26 (c)	535,954
250,000	State of New Mexico, Series A (GO) 5.00%, 03/01/27	315,018
1,245,000	University of New Mexico, Series B (RB) 2.75%, 06/01/26 (c)	1,296,406
		7,034,127
New York: 14.9%
1,555,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM) 4.00%, 01/15/27 (c)	1,776,634
500,000	City of New York Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/25 (c)	521,055
	City of New York, Series A (GO)
350,000	4.00%, 08/01/26 (c)	394,800
15,000	5.00%, 08/01/24 (c)	17,757
350,000	5.00%, 08/01/25	426,034
1,100,000	5.00%, 08/01/25 (c)	1,328,063
150,000	5.00%, 08/01/25	182,586
760,000	5.00%, 08/01/25 (c)	922,055
1,810,000	5.00%, 08/01/26 (c)	2,204,707
500,000	5.00%, 08/01/27 (c)	631,510
100,000	5.00%, 08/01/27	126,927
	City of New York, Series B-1 (GO)
395,000	5.00%, 12/01/26 (c)	484,112
910,000	5.25%, 10/01/27 (c)	1,148,347
	City of New York, Series C (GO)
210,000	5.00%, 02/01/25 (c)	251,943
735,000	5.00%, 08/01/26	914,480
225,000	5.00%, 02/01/27 (c)	280,683
	City of New York, Series C and D (GO)
100,000	5.00%, 08/01/25	121,724
20,000	5.00%, 02/01/26 (c)	24,449
1,050,000	5.00%, 02/01/26 (c)	1,289,589
400,000	5.00%, 02/01/26 (c)	484,696
500,000	5.00%, 08/01/26	622,095
1,250,000	5.00%, 02/01/28 (c)	1,549,112
820,000	5.00%, 02/01/28 (c)	1,051,338
	City of New York, Series E (GO)
540,000	5.00%, 08/01/26 (c)	657,758
560,000	5.00%, 08/01/26	696,746
	City of New York, Series E-1 (GO)
1,015,000	5.00%, 03/01/28 (c)	1,269,552
1,000,000	5.25%, 03/01/28 (c)	1,260,880
1,500,000	5.25%, 03/01/28 (c)	1,917,510
20,000	City of New York, Series J (GO) 5.00%, 08/01/24 (c)	23,380
280,000	City of New York, Series J-7 (GO) 5.00%, 08/01/26	348,373
	County of Nassau, Series B (GO)
135,000	5.00%, 04/01/24 (c)	152,933
300,000	5.00%, 04/01/24 (c)	345,615
500,000	County of Nassau, Series C (GO) 5.00%, 10/01/27 (c)	615,955
105,000	County of Suffolk, Series A (GO) (AGM) 5.00%, 02/01/26	128,380
500,000	County of Suffolk, Series C (GO) 5.00%, 05/01/24 (c)	576,725
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
325,000	3.00%, 07/01/26 (c)	344,728
300,000	4.00%, 07/01/26 (c)	328,725
500,000	5.00%, 07/01/26 (c)	588,305
1,000,000	5.00%, 07/01/26	1,216,830
100,000	5.00%, 07/01/26 (c)	118,699
275,000	5.00%, 07/01/26 (c)	331,301
300,000	5.00%, 07/01/26 (c)	358,791
770,000	Erie County, New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW)
	5.00%, 11/01/25 (c)	941,194
	Hudson Yards Infrastructure Corp., Series A (RB)
450,000	5.00%, 02/15/27 (c)	553,792
280,000	5.00%, 02/15/27 (c)	347,782
	Long Island Power Authority (RB)
750,000	5.00%, 09/01/27 (c)	924,817
500,000	5.00%, 09/01/27 (c)	618,415
250,000	5.00%, 09/01/27 (c)	310,480
40,000	Long Island Power Authority, Series B (RB) 5.00%, 09/01/26 (c)	49,614
	Metropolitan Transportation Authority, Series A (RB)
340,000	4.00%, 11/15/26 (c)	377,859
150,000	4.00%, 11/15/26	177,900
205,000	5.25%, 11/15/26 (c)	253,827
100,000	5.25%, 11/15/26 (c)	124,367
105,000	5.25%, 11/15/26 (c)	130,366
125,000	5.25%, 11/15/26 (c)	155,833
290,000	5.25%, 11/15/26 (c)	364,617
	Metropolitan Transportation Authority, Series A-1 (RB)
240,000	5.00%, 05/15/25 (c)	288,518
845,000	5.00%, 05/15/26 (c)	1,012,310
	Metropolitan Transportation Authority, Series A-2 (RB)
485,000	5.00%, 11/15/25	587,912
1,020,000	5.00%, 05/15/27 (c)	1,247,970
125,000	5.00%, 05/15/27 (c)	156,401
	Metropolitan Transportation Authority, Series B (RB)
215,000	4.00%, 11/15/26 (c)	238,422
1,205,000	5.00%, 11/15/25	1,460,689
30,000	5.00%, 11/15/25	36,366
250,000	5.00%, 11/15/26	309,118
825,000	5.00%, 11/15/27	1,039,607
335,000	5.00%, 11/15/28	429,520
430,000	Metropolitan Transportation Authority, Series B-1 (RB) 5.00%, 11/15/26 (c)	518,614
	Metropolitan Transportation Authority, Series B-2 (RB)
2,030,000	4.00%, 11/15/27 (c)	2,316,555
15,000	5.00%, 11/15/26 (c)	18,613
1,050,000	5.00%, 11/15/27 (c)	1,303,974
150,000	5.00%, 11/15/27 (c)	188,057
	Metropolitan Transportation Authority, Series C-1 (RB)
395,000	4.00%, 05/15/28 (c)	446,350
1,000,000	4.00%, 05/15/28 (c)	1,141,160
1,590,000	5.00%, 11/15/25 (c)	1,911,959
115,000	5.00%, 11/15/26 (c)	141,959
90,000	5.00%, 11/15/26 (c)	108,533
900,000	5.00%, 11/15/26 (c)	1,107,414
2,000,000	5.00%, 05/15/28 (c)	2,446,340
2,540,000	5.00%, 05/15/28 (c)	3,121,457
520,000	5.00%, 05/15/28 (c)	662,802
1,415,000	5.00%, 05/15/28 (c)	1,757,543
1,035,000	Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/33 ^	707,661
	Metropolitan Transportation Authority, Series D (RB)
265,000	3.13%, 11/15/26 (c)	271,840
400,000	4.00%, 11/15/26 (c)	448,728
735,000	5.00%, 11/15/26 (c)	896,178
1,680,000	5.00%, 11/15/26 (c)	2,035,522
535,000	5.00%, 05/15/28 (c)	657,472
1,040,000	5.00%, 05/15/28 (c)	1,300,842
	Metropolitan Transportation Authority, Series D-1 (RB)
690,000	5.00%, 11/15/24 (c)	796,357
105,000	5.00%, 11/15/24 (c)	122,281
1,000,000	5.00%, 11/15/25 (c)	1,198,070
175,000	5.00%, 11/15/25 (c)	210,189
	Metropolitan Transportation Authority, Series F (RB)
600,000	5.00%, 11/15/25 (c)	701,502
25,000	5.00%, 11/15/25	30,305
20,000	Nassau County Interim Finance Authority, Series A (RB) 5.00%, 11/15/25	24,677
200,000	Nassau County, New York General Improvement, Series A (GO) 5.00%, 04/01/24 (c)	231,216
	Nassau County, New York General Improvement, Series B (GO)
645,000	5.00%, 04/01/24 (c)	745,672
110,000	5.00%, 10/01/26 (c)	133,660
265,000	New York City Housing Development Corp., Multi-Family Housing, Series G-1 (RB) 3.38%, 11/01/23 (c)	279,832
310,000	New York City Housing Development Corp., Multi-Family Housing, Series H (RB) 2.95%, 05/01/25 (c) (p)	327,425
955,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 4.50%, 06/15/26 (c)	1,109,958
355,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/24 (c)	417,856
	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB)
955,000	5.00%, 12/15/19 (c)	968,857
460,000	5.00%, 06/15/25 (c)	556,848
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
500,000	5.00%, 07/15/21 (c)	536,785
2,185,000	5.00%, 01/15/25 (c)	2,551,993
100,000	5.00%, 01/15/25 (c)	119,344
690,000	5.00%, 01/15/26 (c)	826,848
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-2 (RB) (SAW)
100,000	3.50%, 07/15/25 (c)	106,495
135,000	5.00%, 07/15/25 (c)	164,043
1,010,000	5.00%, 07/15/28 (c)	1,274,681
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-4 (RB) (SAW)
500,000	5.00%, 07/15/28 (c)	624,675
100,000	5.00%, 07/15/28 (c)	126,206
1,500,000	5.25%, 07/15/28 (c)	1,888,485
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
255,000	3.50%, 08/01/24 (c)	271,437
200,000	5.00%, 08/01/24 (c)	232,652
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
2,645,000	4.00%, 05/01/26 (c)	2,995,568
880,000	5.00%, 08/01/25 (c)	1,061,746
135,000	5.00%, 08/01/25 (c)	162,514
1,675,000	5.00%, 08/01/25 (c)	1,996,315
225,000	5.00%, 08/01/25 (c)	266,621
1,100,000	5.00%, 05/01/26 (c)	1,328,349
125,000	5.00%, 05/01/26 (c)	149,549
1,000,000	5.00%, 05/01/26 (c)	1,199,990
1,500,000	5.00%, 05/01/26 (c)	1,805,550
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
260,000	5.00%, 08/01/24 (c)	305,841
300,000	5.00%, 08/01/24 (c)	352,056
10,000	5.00%, 08/01/24 (c)	11,811
30,000	5.00%, 08/01/24 (c)	35,371
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
115,000	4.00%, 08/01/27 (c)	130,028
100,000	5.00%, 08/01/24 (c)	116,326
785,000	5.00%, 11/01/25 (c)	945,046
185,000	5.00%, 11/01/25 (c)	223,918
450,000	5.00%, 11/01/25 (c)	539,410
1,015,000	5.00%, 08/01/26 (c)	1,228,180
300,000	5.00%, 08/01/26 (c)	365,739
1,750,000	5.00%, 08/01/26 (c)	2,159,272
540,000	5.00%, 08/01/26 (c)	655,522
1,000,000	5.00%, 08/01/27 (c)	1,236,550
350,000	5.00%, 08/01/27 (c)	429,023
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
100,000	5.00%, 05/01/25 (c)	121,030
20,000	5.00%, 11/01/25 (c)	24,451
2,500,000	5.00%, 05/01/27 (c)	3,105,700
1,510,000	5.00%, 05/01/27 (c)	1,847,319
100,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB) 3.50%, 05/01/27 (c)	107,358
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
100,000	3.00%, 02/01/26 (c)	103,217
15,000	4.00%, 02/01/26	17,523
155,000	5.00%, 02/01/25 (c)	181,641
500,000	5.00%, 02/01/26 (c)	596,995
720,000	5.00%, 02/01/26 (c)	869,206
2,115,000	5.00%, 02/01/26 (c)	2,582,013
1,500,000	5.00%, 02/01/26 (c)	1,822,110
1,155,000	5.00%, 02/01/27 (c)	1,432,616
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F (RB)
685,000	4.00%, 02/01/26 (c)	766,700
1,035,000	5.00%, 02/01/26 (c)	1,257,256
830,000	5.00%, 02/01/26 (c)	1,002,001
	New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB)
205,000	4.00%, 04/01/26	242,144
745,000	4.00%, 10/01/26 (c)	863,895
850,000	4.00%, 10/01/26 (c)	997,415
1,000,000	New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	1,301,080
	New York City Water and Sewer System, Series BB (RB)
310,000	5.00%, 06/15/27 (c)	382,906
115,000	5.00%, 06/15/27 (c)	145,636
750,000	New York City Water and Sewer System, Series DD (RB) 5.00%, 06/15/24 (c)	867,922
135,000	New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/27 (c)	166,037
195,000	New York City Water and Sewer System, Series FF (RB) 5.00%, 06/15/25 (c)	235,751
	New York City Water and Sewer System, Series HH (RB)
250,000	3.38%, 06/15/25 (c)	267,345
25,000	5.00%, 06/15/25 (c)	30,332
305,000	New York Convention Center Development Corp. (RB) 5.00%, 11/15/25 (c)	366,808
	New York State Dormitory Authority, Columbia University (RB)
10,000	5.00%, 10/01/25	12,362
110,000	5.00%, 04/01/26 (c)	137,138
20,000	5.00%, 04/01/26 (c)	24,851
105,000	New York State Dormitory Authority, Columbia University, Series A (RB) 5.00%, 10/01/25	129,798
25,000	New York State Dormitory Authority, Columbia University, Series B (RB) 5.00%, 10/01/27	32,402
	New York State Dormitory Authority, Cornell University, Series A (RB)
200,000	4.00%, 07/01/26 (c)	226,618
130,000	5.00%, 07/01/26	164,093
230,000	5.00%, 07/01/26 (c)	283,155
800,000	New York State Dormitory Authority, Fordham University (RB) 4.00%, 07/01/27 (c)	894,544
170,000	New York State Dormitory Authority, Hospitals Centers, Series A (RB) 5.00%, 07/01/26	209,608
770,000	New York State Dormitory Authority, Icahn School of Medicine Sinai, Series A (RB) 5.00%, 07/01/25 (c)	916,516
105,000	New York State Dormitory Authority, Long Island Jewish, Series A (RB) 5.00%, 05/01/25 (c)	124,161
	New York State Dormitory Authority, New York State University, Series A (RB)
30,000	5.00%, 07/01/25	36,269
20,000	5.00%, 07/01/25 (c)	23,654
15,000	5.00%, 07/01/25 (c)	18,260
160,000	5.00%, 07/01/25 (c)	191,322
	New York State Dormitory Authority, New York State University, Series B (RB)
200,000	5.00%, 07/01/25 (c)	235,806
20,000	5.00%, 07/01/25 (c)	23,753
	New York State Dormitory Authority, New York University, Series A (RB)
1,000,000	2.80%, 07/01/25 (c)	1,079,810
260,000	5.00%, 07/01/26 (c)	320,666
260,000	5.00%, 07/01/26	326,804
250,000	5.00%, 07/01/27 (c)	312,200
250,000	5.00%, 07/01/27 (c)	317,978
385,000	5.00%, 07/01/28 (c)	490,205
	New York State Dormitory Authority, School Districts Bond, Series A (RB) (SAW)
1,325,000	5.00%, 10/01/26 (c)	1,622,966
200,000	5.00%, 10/01/26 (c)	242,580
620,000	5.00%, 10/01/27 (c)	779,005
100,000	5.00%, 10/01/27 (c)	124,128
55,000	New York State Dormitory Authority, School Districts Bond, Series D (RB) (SAW) 5.00%, 10/01/25 (c)	65,821
1,170,000	New York State Dormitory Authority, School Districts Bond, Series G (RB) (SAW) 5.00%, 10/01/25	1,428,324
525,000	New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB) 4.00%, 07/01/27 (c)	592,310
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
160,000	5.00%, 02/15/25 (c)	186,626
15,000	5.00%, 02/15/25 (c)	17,935
1,150,000	5.00%, 03/15/25 (c)	1,358,184
195,000	5.00%, 03/15/25 (c)	228,460
1,760,000	5.00%, 03/15/25 (c)	2,096,054
2,000,000	5.00%, 03/15/25 (c)	2,352,200
150,000	5.00%, 03/15/25 (c)	179,726
1,040,000	5.00%, 08/15/26 (c)	1,287,374
300,000	5.00%, 02/15/27 (c)	366,507
715,000	5.00%, 02/15/27 (c)	878,399
1,375,000	5.00%, 02/15/27 (c)	1,711,957
3,700,000	5.00%, 03/15/29 (c)	4,620,375
1,500,000	5.00%, 03/15/29 (c)	1,878,600
1,500,000	5.00%, 03/15/29 (c)	1,889,340
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
475,000	4.00%, 02/15/27 (c)	533,168
1,025,000	5.00%, 02/15/25 (c)	1,213,641
2,000,000	5.00%, 08/15/27 (c)	2,485,300
640,000	5.00%, 08/15/27 (c)	810,989
385,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	446,253
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
940,000	5.00%, 08/15/26 (c)	1,147,223
315,000	5.00%, 08/15/26 (c)	388,291
540,000	5.00%, 08/15/26 (c)	668,444
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
510,000	5.00%, 02/15/25 (c)	606,191
320,000	5.00%, 02/15/25 (c)	382,618
350,000	5.00%, 09/15/25 (c)	418,726
2,040,000	5.00%, 09/15/25 (c)	2,429,579
100,000	5.00%, 09/15/25 (c)	121,811
215,000	5.00%, 09/15/25 (c)	259,546
175,000	5.25%, 09/15/25 (c)	211,223
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
115,000	5.00%, 03/15/24 (c)	132,749
570,000	5.00%, 03/15/24 (c)	655,939
715,000	5.00%, 03/15/24 (c)	818,439
775,000	5.00%, 03/15/24 (c)	903,208
100,000	5.00%, 03/15/24 (c)	116,446
1,060,000	5.00%, 03/15/24 (c)	1,230,194
20,000	5.00%, 03/15/25 (c)	23,999
140,000	5.00%, 09/15/26 (c)	171,203
25,000	5.00%, 09/15/26 (c)	30,329
2,380,000	5.00%, 09/15/26 (c)	2,946,012
1,010,000	5.00%, 09/15/26 (c)	1,261,884
2,350,000	5.00%, 09/15/26 (c)	2,923,470
1,000,000	5.00%, 03/15/27 (c)	1,227,950
1,405,000	5.00%, 03/15/27 (c)	1,715,069
305,000	5.00%, 03/15/27 (c)	381,378
515,000	5.00%, 03/15/27 (c)	639,429
	New York State Dormitory Authority, State Sales Tax, Series B (RB)
340,000	5.00%, 09/15/25 (c)	406,239
1,640,000	5.00%, 09/15/25 (c)	1,955,716
500,000	5.00%, 09/15/25 (c)	594,620
120,000	5.00%, 09/15/25 (c)	146,647
285,000	5.00%, 09/15/25 (c)	344,049
170,000	5.00%, 09/15/25 (c)	204,240
750,000	New York State Dormitory Authority, State Sales Tax, Series C (RB) 5.00%, 03/15/28 (c)	926,662
2,500,000	New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 03/15/26	3,097,525
	New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB)
950,000	5.00%, 08/01/26	1,153,670
300,000	5.00%, 08/01/27	370,317
1,000,000	5.00%, 08/01/28 (c)	1,210,300
10,000	New York State Environmental Facilities Corp., Master Finance Program, Series B (RB) 5.00%, 05/15/24 (c)	11,720
	New York State Environmental Facilities Corp., Master Finance Program, Series D (RB)
690,000	5.00%, 03/15/25 (c)	834,051
110,000	5.00%, 03/15/25 (c)	133,231
100,000	5.00%, 03/15/25 (c)	121,490
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
335,000	5.00%, 06/15/25 (c)	398,322
15,000	5.00%, 06/15/25 (c)	18,050
1,415,000	5.00%, 06/15/26 (c)	1,731,592
765,000	5.00%, 06/15/26 (c)	943,536
500,000	5.00%, 06/15/26 (c)	620,075
150,000	5.00%, 06/15/27 (c)	184,796
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB)
495,000	3.00%, 06/15/27 (c)	520,413
500,000	5.00%, 06/15/27 (c)	618,070
1,000,000	5.00%, 06/15/27 (c)	1,241,480
500,000	5.00%, 06/15/27	641,985
	New York State Thruway Authority, Series A (RB)
600,000	5.00%, 01/01/26 (c)	717,510
650,000	5.00%, 01/01/26 (c)	782,483
	New York State Thruway Authority, Series K (RB)
1,020,000	5.00%, 01/01/25 (c)	1,194,532
1,000,000	5.00%, 01/01/25 (c)	1,175,130
	New York State Thruway Authority, Series L (RB)
1,500,000	5.00%, 01/01/28 (c)	1,874,520
1,000,000	5.00%, 01/01/28 (c)	1,244,600
	New York State Urban Development Corp., State Personal Income, Series A (RB)
780,000	5.00%, 03/15/24 (c)	901,891
115,000	5.00%, 03/15/24 (c)	131,791
125,000	5.00%, 03/15/24 (c)	144,028
1,010,000	5.00%, 09/15/25 (c)	1,201,203
170,000	5.00%, 09/15/25 (c)	202,902
140,000	5.00%, 09/15/25 (c)	168,108
670,000	5.00%, 03/15/26 (c)	817,735
1,200,000	5.00%, 03/15/26 (c)	1,476,588
990,000	5.00%, 03/15/26	1,222,363
750,000	5.00%, 03/15/27 (c)	931,717
645,000	5.00%, 03/15/27	812,494
	New York State Urban Development Corp., State Personal Income, Series B (RB)
1,100,000	5.00%, 03/15/24 (c)	1,273,943
1,100,000	5.00%, 09/15/25 (c)	1,332,309
	New York State Urban Development Corp., State Personal Income, Series C (RB)
2,500,000	5.00%, 03/15/27	3,149,200
2,000,000	5.00%, 09/15/27 (c)	2,484,740
350,000	5.00%, 09/15/27 (c)	437,041
	Port Authority of New York and New Jersey, Series 184 (RB)
205,000	5.00%, 09/01/24 (c)	238,413
230,000	5.00%, 09/01/24 (c)	268,652
190,000	5.00%, 09/01/24 (c)	222,380
20,000	Port Authority of New York and New Jersey, Series 189 (RB) 5.00%, 05/01/25	24,403
	Port Authority of New York and New Jersey, Series 190 (RB)
900,000	5.00%, 05/01/20 (c)	925,551
100,000	5.00%, 05/01/20 (c)	102,984
	Port Authority of New York and New Jersey, Series 194 (RB)
110,000	5.00%, 10/15/25 (c)	131,504
100,000	5.00%, 10/15/25 (c)	120,297
	Port Authority of New York and New Jersey, Series 205 (RB)
2,500,000	5.00%, 11/15/27 (c)	3,124,325
1,000,000	5.00%, 11/15/27 (c)	1,259,870
840,000	5.00%, 11/15/27 (c)	1,072,201
500,000	Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/28 (c)	630,005
	Sales Tax Asset Receivable Corp., Series A (RB)
335,000	3.00%, 10/15/24 (c)	360,758
3,140,000	5.00%, 10/15/24 (c)	3,705,357
1,200,000	5.00%, 10/15/24 (c)	1,422,360
2,225,000	5.00%, 10/15/24 (c)	2,631,129
130,000	5.00%, 10/15/24 (c)	154,305
305,000	5.00%, 10/15/24 (c)	364,057
790,000	State of New York Mortgage Agency, Series 191 (RB) 3.45%, 04/01/24 (c)	831,104
720,000	State of New York Mortgage Agency, Series 192 (RB) 3.80%, 10/01/24 (c)	762,646
615,000	State of New York Mortgage Agency, Series 195 (RB) 3.00%, 04/01/25 (c)	632,534
775,000	State of New York Mortgage Agency, Series 197 (RB) 2.60%, 04/01/25 (c)	782,029
830,000	State of New York Mortgage Agency, Series 208 (RB) 3.60%, 04/01/27 (c)	881,560
10,000	Suffolk County Water Authority (RB)
	4.00%, 06/01/25 (c)	11,304
	Town of Oyster Bay (GO) (AGM)
310,000	4.00%, 08/01/22 (c)	331,282
555,000	4.00%, 08/01/22 (c)	594,327
20,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	24,634
	Triborough Bridge and Tunnel Authority, Series B (RB)
1,550,000	5.00%, 05/15/27 (c)	1,926,154
1,070,000	5.00%, 05/15/27 (c)	1,323,633
1,255,000	5.00%, 05/15/27 (c)	1,544,591
1,000,000	5.00%, 05/15/27 (c)	1,279,030
1,035,000	5.00%, 05/15/27 (c)	1,306,532
1,350,000	5.00%, 05/15/27 (c)	1,689,417
1,000,000	5.00%, 11/15/31	1,358,700
	Triborough Bridge and Tunnel Authority, Series C (RB)
1,165,000	5.00%, 11/15/27	1,506,718
500,000	5.00%, 11/15/28	660,200
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
845,000	5.00%, 06/01/27 (c)	970,930
185,000	5.00%, 06/01/27 (c)	218,640
130,000	5.00%, 06/01/27 (c)	154,505
	Utility Debt Securitization Authority (RB)
1,210,000	3.00%, 12/15/25 (c)	1,279,357
200,000	5.00%, 12/15/25 (c)	244,750
1,685,000	5.00%, 12/15/25 (c)	2,039,018
	Utility Debt Securitization Authority, Series A (RB)
140,000	5.00%, 06/15/23 (c)	160,983
455,000	5.00%, 06/15/24 (c)	537,346
360,000	5.00%, 06/15/25 (c)	435,341
185,000	5.00%, 12/15/25 (c)	226,394
425,000	5.00%, 06/15/26 (c)	525,848
610,000	5.00%, 06/15/26 (c)	745,481
500,000	5.00%, 06/15/26 (c)	603,830
1,135,000	Utility Debt Securitization Authority, Series B (RB) 5.00%, 06/15/26 (c)	1,397,083
		265,255,823
North Carolina: 1.5%
450,000	Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	514,395
100,000	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/26 (c)	111,266
590,000	County of Forsyth, Public Improvement, Series B (GO) 3.00%, 03/01/27 (c)	622,007
	County of Guilford (GO)
135,000	4.00%, 03/01/26	158,111
1,000,000	5.00%, 03/01/27	1,264,180
	County of Mecklenburg, Series A (GO)
900,000	4.00%, 04/01/27 (c)	1,046,565
1,000,000	4.00%, 04/01/27 (c)	1,174,570
	County of Mecklenburg, Series B (GO)
250,000	2.00%, 12/01/26 (c)	250,645
500,000	5.00%, 12/01/25	615,190
1,300,000	County of New Hanover, New Hanover Regional Medical Center (RB) 5.00%, 10/01/27 (c)	1,592,643
1,055,000	County of Wake, Public Improvement (GO) 3.00%, 09/01/24 (c)	1,142,998
	County of Wake, Series A (RB)
150,000	3.13%, 08/01/28 (c)	157,901
500,000	5.00%, 12/01/26 (c)	620,990
130,000	North Carolina Capital Facilities Finance Agency (RB) 5.00%, 07/01/26 (c)	160,571
25,000	North Carolina Medical Care Commission, Duke University Health System, Series A (RB) 5.00%, 06/01/26	30,862
10,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	11,343
365,000	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 5.00%, 06/01/27	459,860
135,000	North Carolina Medical Care Commission, Vidant Health (RB) 5.00%, 06/01/25 (c)	157,224
355,000	North Carolina Municipal Power Agency No. 1, Series A (RB) 3.00%, 09/03/19 (c)	355,092
	North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
500,000	5.00%, 01/01/26	601,355
500,000	5.00%, 01/01/27 (c)	589,660
945,000	5.00%, 01/01/27 (c)	1,154,195
	North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
1,000,000	4.00%, 01/01/28 (c)	1,135,960
360,000	4.00%, 01/01/28 (c)	410,530
1,010,000	4.00%, 01/01/28 (c)	1,155,814
	State of North Carolina, Grant Anticipation Revenue Vehicle (RB)
75,000	5.00%, 03/01/25 (c)	89,404
2,500,000	5.00%, 03/01/29 (c)	3,194,850
	State of North Carolina, Series A (GO)
380,000	3.00%, 06/01/28 (c)	398,369
1,000,000	3.00%, 06/01/28 (c)	1,055,540
500,000	5.00%, 06/01/26	622,025
1,140,000	5.00%, 06/01/28 (c)	1,461,469
	State of North Carolina, Series B (RB)
1,000,000	3.00%, 05/01/27 (c)	1,057,590
1,140,000	5.00%, 06/01/26 (c)	1,412,004
215,000	5.00%, 05/01/27	270,960
1,000,000	5.00%, 05/01/27 (c)	1,247,630
500,000	State of North Carolina, Series C (RB) 5.00%, 05/01/24 (c)	583,200
		26,886,968
North Dakota: 0.3%
1,010,000	County of Ward, North Dakota Health Care Facilities, Series C (RB) 5.00%, 06/01/28 (c)	1,169,095
2,000,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D (RB) (SAW) 3.55%, 01/01/28 (c)	2,150,700
	North Dakota Public Finance Authority, Series A (RB)
1,085,000	5.00%, 10/01/24 (c)	1,262,625
900,000	5.00%, 10/01/24 (c)	1,056,060
		5,638,480
Ohio: 2.4%
500,000	City of Cleveland, Bridges and Roadways Improvements, Series B-2 (RB) 5.00%, 04/01/28 (c)	622,035
	City of Columbus, Series 1 (GO)
250,000	4.00%, 04/01/27	296,450
200,000	4.00%, 10/01/27 (c)	232,566
250,000	5.00%, 10/01/27 (c)	318,970
750,000	5.00%, 10/01/27 (c)	950,130
	City of Columbus, Sewerage Revenue (RB)
1,520,000	5.00%, 12/01/24 (c)	1,800,182
250,000	5.00%, 12/01/24 (c)	293,195
25,000	5.00%, 12/01/24 (c)	29,906
500,000	5.00%, 12/01/24 (c)	593,170
	City of Columbus, Various Purpose, Series A (GO)
300,000	3.00%, 07/01/25 (c)	321,264
500,000	3.00%, 07/01/25 (c)	537,780
750,000	3.00%, 07/01/25 (c)	815,362
960,000	3.00%, 08/15/25 (c)	1,007,578
750,000	3.10%, 07/01/25 (c)	799,005
1,120,000	3.20%, 07/01/25 (c)	1,190,616
1,100,000	4.00%, 08/15/25 (c)	1,261,040
10,000	Cleveland Municipal School District, Series A (GO) (SD CRED PROG) 5.00%, 06/01/23 (c)	11,180
	County of Allen, Mercy Health, Series A (RB)
1,000,000	5.00%, 02/01/28 (c)	1,231,320
115,000	5.00%, 02/01/28 (c)	143,898
	County of Butler (RB)
400,000	4.00%, 11/15/27 (c)	438,624
1,805,000	5.00%, 11/15/27 (c)	2,165,856
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
100,000	5.00%, 02/15/27 (c)	116,098
250,000	5.00%, 02/15/27 (c)	293,175
350,000	County of Cuyahoga, Various Purpose Sales Tax (RB) 3.13%, 12/01/24 (c)	365,551
	County of Franklin, Series A (RB)
145,000	5.00%, 11/01/27 (c)	178,285
125,000	5.00%, 11/01/27 (c)	154,216
120,000	5.00%, 11/01/27 (c)	148,945
340,000	County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/26 (c)	415,143
	County of Hamilton, Sewer System Revenue, Series A (RB)
100,000	5.00%, 12/01/24 (c)	117,272
375,000	5.00%, 12/01/24 (c)	440,692
1,350,000	5.00%, 12/01/24 (c)	1,589,544
165,000	County of Scioto, Southern Ohio Medical Center (RB) 3.38%, 02/15/26 (c)	170,173
	Cuyahoga Community College District (GO)
500,000	4.00%, 06/01/26 (c)	559,000
350,000	4.00%, 06/01/26 (c)	392,441
	Dayton City School District (GO) (SD CRED PROG)
305,000	5.00%, 11/01/26	376,123
35,000	5.00%, 11/01/28	44,403
95,000	5.00%, 11/01/29	121,653
50,000	Franklin County Convention Facilities Authority (RB) 5.00%, 12/01/24 (c)	58,536
20,000	Kent State University (RB) 5.00%, 05/01/26 (c)	24,407
30,000	Miami University (RB) 5.00%, 09/01/25	36,356
	Ohio Turnpike and Infrastructure Commission, Series A (RB)
500,000	5.00%, 02/15/28 (c)	617,325
500,000	5.00%, 02/15/28 (c)	622,945
500,000	5.00%, 02/15/28 (c)	628,730
1,020,000	Ohio Water Development Authority, Fresh Water (RB) 5.00%, 03/01/28 (c)	1,306,508
125,000	Ohio Water Development Authority, Fresh Water, Series A (RB) 5.00%, 06/01/26 (c)	153,491
	Ohio Water Development Authority, Fresh Water, Series B (RB)
140,000	5.00%, 06/01/26 (c)	169,814
1,000,000	5.00%, 12/01/26 (c)	1,227,620
200,000	5.00%, 12/01/26 (c)	246,050
	Ohio Water Development Authority, Water Pollution Control, Series A (RB)
10,000	5.00%, 06/01/25	12,128
2,030,000	5.00%, 06/01/27 (c)	2,514,845
	Ohio Water Development Authority, Water Pollution Control, Series B (RB)
20,000	5.00%, 12/01/25 (c)	24,343
40,000	5.00%, 12/01/25 (c)	48,864
	State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB)
760,000	4.00%, 01/01/28 (c)	858,557
1,875,000	5.00%, 03/15/24 (c)	2,153,194
140,000	5.00%, 01/01/27	174,777
130,000	5.00%, 01/01/28 (c)	160,203
115,000	5.00%, 01/01/28 (c)	144,131
110,000	5.00%, 01/01/28 (c)	139,407
130,000	5.00%, 01/01/28 (c)	162,011
	State of Ohio, Capital Facilities Lease Appropriation Bonds, Series A (RB)
700,000	5.00%, 04/01/25 (c)	832,951
615,000	5.00%, 04/01/28 (c)	769,390
1,005,000	5.00%, 04/01/28 (c)	1,243,868
640,000	5.00%, 04/01/28 (c)	797,050
25,000	State of Ohio, Common School, Series A (GO) 5.00%, 03/15/24 (c)	28,654
	State of Ohio, Common Schools, Series A (GO)
500,000	5.00%, 03/15/24 (c)	581,010
960,000	5.00%, 09/15/26	1,199,117
25,000	State of Ohio, Higher Education, Series A (GO) 5.00%, 08/01/25	30,431
395,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/27	501,022
165,000	State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 3.25%, 12/01/25 (c)	171,186
550,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/26 (c)	669,526
1,000,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/27 (c)	1,227,820
1,000,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/28	1,287,340
225,000	State of Ohio, Major New State Infrastructure Improvement Bonds (RB) 5.00%, 06/15/26 (c)	275,805
100,000	State of Ohio, Major New State Infrastructure Improvement Bonds, Series B (GO) 4.00%, 03/01/24 (c)	111,735
100,000	State of Ohio, Parks and Recreation Improvement, Series A (RB) 5.00%, 12/01/27 (c)	125,694
500,000	State of Ohio, Parks and Recreation Improvement, Series C (RB) 5.00%, 12/01/26 (c)	614,365
		42,494,047
Oklahoma: 0.3%
	Canadian County Educational Facilities Authority (RB)
330,000	3.00%, 09/01/26 (c)	349,259
1,000,000	5.00%, 09/01/26 (c)	1,217,780
	Grand River Dam Authority, Series A (RB)
1,065,000	5.00%, 06/01/24 (c)	1,228,659
150,000	5.00%, 06/01/24 (c)	173,631
130,000	5.00%, 06/01/24 (c)	152,051
320,000	5.00%, 06/01/26	394,326
130,000	5.00%, 12/01/26 (c)	157,902
100,000	5.00%, 12/01/26 (c)	122,206
155,000	Oklahoma Capitol Improvement Authority (RB) 4.00%, 07/01/26 (c)	171,607
15,000	Oklahoma Development Finance Authority Health System, Series A (RB) 5.00%, 08/15/25 (c)	17,730
565,000	Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/27 (c)	682,136
100,000	Oklahoma Turnpike Authority, Series D (RB) 5.00%, 01/01/27	125,400
	Oklahoma Turnpike Authority, Series E (RB)
100,000	5.00%, 01/01/27 (c)	123,371
155,000	5.00%, 01/01/27 (c)	193,085
530,000	Tulsa County Industrial Authority (RB) 5.00%, 09/01/25 (c)	636,413
30,000	University of Oklahoma, Series C (RB) 5.00%, 07/01/25 (c)	35,334
		5,780,890
Oregon: 1.3%
410,000	City of Eugene, Electric Utility System Revenue, Series A (RB) 4.00%, 08/01/26 (c)	462,759
1,285,000	Corvallis School District No. 509J, Series B (GO) (SBG) 5.00%, 06/15/28 (c)	1,597,769
	Hillsboro School District No. 1J (GO) (SBG)
590,000	5.00%, 06/15/27 (c)	719,127
1,000,000	5.00%, 06/15/27 (c)	1,237,250
	Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
930,000	0.00%, 06/15/27 (c) ^	597,590
1,030,000	0.00%, 06/15/27 (c) ^	696,095
500,000	Multnomah and Clackamas Counties School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	566,110
130,000	Multnomah County School District No. 7, Series B (GO) (SBG) 0.00%, 06/15/25 (c) ^	88,318
	North Clackamas School District No. 12 (GO) (SBG)
510,000	5.00%, 06/15/24 (c)	596,093
1,385,000	5.00%, 06/15/24 (c)	1,622,708
200,000	Oregon Health and Science University, Series B (RB) 5.00%, 07/01/26 (c)	239,428
25,000	Oregon State Department of Administrative Services, Series B (RB) 5.00%, 04/01/24 (c)	29,215
120,000	Oregon State Department of Administrative Services, Series C (RB) 5.00%, 04/01/27 (c)	150,690
	Oregon State Facilities Authority, Samaritan Health Services Project, Series A (RB)
195,000	5.00%, 10/01/26 (c)	226,001
430,000	5.00%, 10/01/26 (c)	500,486
115,000	Portland Community College District (GO) 5.00%, 06/15/26 (c)	141,336
	Salem-Keizer School District No. 24J (GO) (SBG)
475,000	4.00%, 06/15/28 (c)	545,100
515,000	5.00%, 06/15/28 (c)	649,853
125,000	Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	153,944
1,010,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series A (RB) 5.00%, 04/01/27 (c)	1,259,793
	State of Oregon, Department of Administrative Services, Lottery Revenue, Series D (RB)
1,010,000	5.00%, 04/01/25 (c)	1,206,677
1,440,000	5.00%, 04/01/25 (c)	1,724,659
	State of Oregon, Department of Transportation, Highway User Tax, Senior Lien, Series A (RB)
250,000	4.00%, 11/15/24 (c)	275,233
160,000	5.00%, 11/15/24 (c)	187,610
125,000	5.00%, 11/15/24 (c)	148,546
1,520,000	5.00%, 11/15/24 (c)	1,789,511
745,000	5.00%, 11/15/24 (c)	882,773
2,100,000	5.00%, 11/15/24 (c)	2,481,801
450,000	State of Oregon, Higher Education, Series I (GO) 4.00%, 08/01/27 (c)	511,272
145,000	State of Oregon, Seismic Project and Article XI-Q, Series A (GO) 5.00%, 05/01/27 (c)	178,918
10,000	State of Oregon, Seismic Project and Article XI-Q, Series F (GO) 5.00%, 05/01/26 (c)	12,245
	Tri-County Metropolitan Transportation District of Oregon, Series A (RB)
320,000	3.25%, 04/01/28 (c)	335,354
235,000	5.00%, 10/01/26	289,851
350,000	Washington and Clackamas Counties, Tigard-Tualatin School District No. 23 (GO) (SBG) 5.00%, 06/15/26	433,975
	Washington and Multnomah Counties, Beaverton School District 48, Series B (GO) (SBG)
115,000	5.00%, 06/15/24 (c)	132,618
750,000	5.00%, 06/15/24 (c)	876,607
		23,547,315
Pennsylvania: 4.7%
	Allegheny County Hospital Development Authority, Series A (RB)
100,000	5.00%, 04/01/27	122,558
120,000	5.00%, 04/01/28 (c)	143,977
2,020,000	5.00%, 07/15/29 (c)	2,535,201
	Allegheny County Sanitary Authority, Sewer Revenue (RB) (AGM)
100,000	4.00%, 12/01/26 (c)	112,040
290,000	5.00%, 12/01/25 (c)	343,911
10,000	5.00%, 12/01/25	12,270
380,000	City of Philadelphia (GO) (AGM) 5.00%, 08/01/27 (c)	467,548
1,000,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	1,197,980
	City of Philadelphia, Series A (GO)
745,000	5.00%, 08/01/25 (c)	889,046
285,000	5.00%, 08/01/25 (c)	342,852
100,000	5.00%, 08/01/27 (c)	120,923
750,000	5.00%, 08/01/27 (c)	917,182
750,000	5.00%, 08/01/27 (c)	922,965
110,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/25	133,487
10,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/25 (c)	11,909
	Commonwealth Financing Authority, Series A (RB)
200,000	5.00%, 06/01/25 (c)	230,370
500,000	5.00%, 06/01/25 (c)	577,520
1,000,000	5.00%, 06/01/28	1,231,300
1,000,000	5.00%, 06/01/29	1,249,480
1,000,000	5.00%, 06/01/30 (c)	1,241,930
250,000	5.00%, 06/01/30 (c)	311,943
	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB)
415,000	5.00%, 06/01/28 (c)	504,607
265,000	5.00%, 06/01/28 (c)	324,614
775,000	5.00%, 06/01/28 (c)	955,420
	Commonwealth of Pennsylvania, First Series (GO)
510,000	3.00%, 01/01/27 (c)	534,949
600,000	4.00%, 01/01/27 (c)	679,242
650,000	5.00%, 03/15/25 (c)	767,949
1,045,000	5.00%, 03/15/25 (c)	1,223,758
230,000	5.00%, 03/15/25 (c)	267,874
200,000	5.00%, 03/15/25 (c)	238,846
775,000	5.00%, 08/15/25	939,215
935,000	5.00%, 09/15/25	1,135,305
500,000	5.00%, 02/01/26 (c)	603,425
1,605,000	5.00%, 09/15/26	1,977,793
	Commonwealth of Pennsylvania, Second Series (GO) (AGM)
395,000	3.00%, 09/15/26 (c)	409,899
1,160,000	3.00%, 09/15/26 (c)	1,192,689
350,000	4.00%, 08/15/25 (c)	384,167
170,000	4.00%, 09/15/26 (c)	187,060
610,000	4.00%, 09/15/26 (c)	687,378
1,265,000	5.00%, 08/15/25 (c)	1,489,892
1,230,000	5.00%, 09/15/25	1,493,503
1,775,000	5.00%, 09/15/26	2,187,279
430,000	5.00%, 01/15/27 (c)	531,329
695,000	County of Allegheny, Series C-75 (GO) 5.00%, 11/01/26 (c)	855,614
750,000	County of Chester, Series A (GO) 4.00%, 07/15/26 (c)	870,300
	Dauphin County General Authority, Pinnacle Health System Project, Series A (RB)
1,090,000	3.00%, 06/01/26 (c)	1,105,783
450,000	4.00%, 06/01/26 (c)	495,364
20,000	4.00%, 06/01/26 (c)	22,091
475,000	5.00%, 06/01/26 (c)	556,600
330,000	Lancaster County Hospital Authority University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/26	408,434
525,000	Montgomery County Higher Education and Health Authority Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	637,801
	Pennsylvania Economic Development Financing Authority (RB)
100,000	4.00%, 09/15/26 (c)	109,748
215,000	4.00%, 09/15/26 (c)	236,651
385,000	5.00%, 09/15/26 (c)	467,879
	Pennsylvania Economic Development Financing Authority UPMC, Series A (RB)
1,000,000	3.38%, 11/15/27 (c)	1,043,050
205,000	4.00%, 11/15/27 (c)	228,641
700,000	Pennsylvania Economic Development Financing Authority, Series A (RB) 5.00%, 08/01/24 (c)	817,103
125,000	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania (RB) 5.00%, 05/01/26 (c)	146,046
	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB)
775,000	4.00%, 06/15/26 (c)	850,423
985,000	5.00%, 06/15/26 (c)	1,171,106
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series A (RB)
150,000	3.13%, 08/15/27 (c)	156,660
725,000	4.00%, 08/15/26 (c)	830,937
1,000,000	5.00%, 08/15/27 (c)	1,249,340
270,000	5.00%, 08/15/27 (c)	328,177
275,000	5.00%, 08/15/27 (c)	338,792
1,040,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series C (RB)
	5.00%, 08/15/25	1,261,042
425,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	442,042
700,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 121 (RB) 2.80%, 10/01/25 (c)	714,434
1,985,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	2,112,119
1,730,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	1,832,866
300,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 124-B (RB) 3.20%, 10/01/26 (c)	313,956
20,000	Pennsylvania State University, Series B (RB) 5.00%, 09/01/26 (c)	24,519
	Pennsylvania Turnpike Commission (RB)
210,000	5.00%, 12/01/25	253,145
175,000	5.00%, 12/01/25 (c)	207,515
550,000	5.00%, 12/01/25 (c)	650,188
110,000	5.00%, 12/01/26 (c)	135,917
250,000	5.00%, 12/01/27 (c)	300,240
1,000,000	5.00%, 12/01/27	1,235,800
300,000	5.00%, 12/01/27 (c)	358,968
	Pennsylvania Turnpike Commission, Second Series B (RB)
1,085,000	3.00%, 06/01/26 (c)	1,111,214
720,000	3.00%, 06/01/26 (c)	741,334
690,000	4.00%, 06/01/26 (c)	750,278
	Pennsylvania Turnpike Commission, Series A (RB)
15,000	5.00%, 12/01/26 (c)	17,702
750,000	5.00%, 12/01/26 (c)	905,872
310,000	5.00%, 12/01/26 (c)	377,313
500,000	5.00%, 12/01/29 (c)	623,395
300,000	Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 06/01/25 (c)	353,424
	Pennsylvania Turnpike Commission, Series A-2 (RB)
790,000	5.00%, 06/01/26 (c)	927,657
175,000	5.00%, 12/01/27 (c)	216,584
100,000	5.00%, 12/01/27 (c)	125,306
510,000	Pennsylvania Turnpike Commission, Series B (RB) (AGM) 5.00%, 06/01/27 (c)	609,787
760,000	Pennsylvania Turnpike Commission, Series B-1 (RB) 5.00%, 06/01/27 (c)	911,202
	Pennsylvania Turnpike Commission, Series B-2 (RB)
205,000	5.00%, 06/01/27 (c)	244,374
910,000	5.00%, 06/01/27 (c)	1,103,339
430,000	Pennsylvania Turnpike Commission, Series C (RB) 5.00%, 12/01/24 (c)	502,210
	Philadelphia Authority for Industrial Development (RB)
10,000	5.00%, 04/01/25 (c)	11,616
930,000	5.00%, 04/01/25 (c)	1,072,839
110,000	Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia Project (RB) 4.00%, 07/01/27 (c)	123,506
	Philadelphia Gas Works Co., Fourteenth Series (RB)
1,000,000	5.00%, 10/01/25	1,199,120
1,000,000	5.00%, 10/01/26 (c)	1,185,920
1,530,000	5.00%, 10/01/26 (c)	1,819,522
1,015,000	5.00%, 10/01/26 (c)	1,210,002
875,000	Philadelphia School District, Series F (GO) (SAW) 5.00%, 09/01/25	1,043,464
	Pittsburgh Water and Sewer Authority, Series B (RB) (AGM)
1,460,000	5.00%, 09/01/31	1,901,854
2,000,000	5.00%, 09/01/32	2,632,660
1,500,000	5.00%, 09/01/33	1,993,830
170,000	Reading School District of Berks County (GO) (AGM) (SAW) 5.00%, 03/01/27 (c)	200,661
	School District of Philadelphia, Series A (GO) (SAW)
410,000	5.00%, 09/01/28 (c)	495,485
450,000	5.00%, 09/01/28 (c)	548,509
250,000	5.00%, 09/01/28 (c)	306,628
485,000	School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26 (c)	569,647
220,000	School District of the City of Erie, Series A (GO) (AGM) (SAW) 5.00%, 04/01/29 (c)	269,918
845,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/27 (c)	1,054,467
	State Public School Building Authority, Philadelphia Scholl District, Series A (RB) (AGM) (SAW)
260,000	5.00%, 12/01/26 (c)	306,033
1,000,000	5.00%, 12/01/26 (c)	1,216,250
965,000	Westmoreland County Municipal Authority (RB) 5.00%, 08/15/25 (c)	1,149,315
		84,434,113
Rhode Island: 0.2%
	Rhode Island Commerce Corp., Department of Transportation, Series B (RB)
380,000	5.00%, 06/15/26 (c)	458,234
230,000	5.00%, 06/15/26 (c)	279,901
125,000	5.00%, 06/15/26	152,878
	Rhode Island Health and Educational Building Corp., Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,137,400
385,000	5.00%, 05/15/25 (c)	456,444
110,000	5.00%, 05/15/26 (c)	133,246
345,000	State of Rhode Island and Providence Plantations, Series A (GO) 3.00%, 04/01/28 (c)	361,695
250,000	State of Rhode Island and Providence Plantations, Series B (GO) 5.00%, 08/01/27 (c)	308,525
	State of Rhode Island and Providence Plantations, Series D (GO)
180,000	5.00%, 08/01/24 (c)	211,840
250,000	5.00%, 08/01/24 (c)	294,888
		3,795,051
South Carolina: 0.7%
	Aiken County Consolidated School District, Series A (GO)
535,000	4.00%, 04/01/29 (c)	613,966
1,000,000	4.00%, 04/01/29 (c)	1,151,980
	Charleston Educational Excellence Finance Corp. (RB)
150,000	5.00%, 12/01/24 (c)	175,323
25,000	5.00%, 12/01/24 (c)	29,561
185,000	County of York (GO) (SAW) 5.00%, 04/01/24 (c)	216,977
	Greenwood Fifty Schools Facilities, Inc., Greenwood School District No. 50 (RB)
100,000	3.00%, 06/01/26 (c)	104,066
135,000	3.13%, 06/01/26 (c)	140,820
175,000	3.25%, 06/01/26 (c)	183,258
250,000	5.00%, 06/01/26 (c)	304,655
480,000	Kershaw County Public School District (RB) 3.38%, 12/01/25 (c)	508,445
	Lancaster County School District (GO)
325,000	3.25%, 03/01/27 (c)	342,921
1,000,000	4.00%, 03/01/27 (c)	1,174,120
100,000	Lexington County Health Services District, Inc. (RB) (AGM) 5.00%, 11/01/27 (c)	122,500
250,000	Lexington County School District No. 2 (GO) 3.00%, 03/01/26 (c)	255,480
100,000	SCAGO Educational Facilities Corp. for Pickens School District (RB) 3.50%, 06/01/25 (c)	106,366
	South Carolina Public Service Authority, Series A (RB)
140,000	3.13%, 06/01/26 (c)	144,535
235,000	5.00%, 06/01/25 (c)	278,336
200,000	5.00%, 06/01/26 (c)	241,022
1,145,000	5.00%, 06/01/26 (c)	1,359,584
205,000	5.00%, 06/01/26 (c)	245,795
185,000	5.00%, 06/01/26 (c)	220,631
	South Carolina Public Service Authority, Series C (RB)
1,560,000	5.00%, 12/01/24 (c)	1,800,443
110,000	5.00%, 12/01/24 (c)	128,024
390,000	5.00%, 12/01/24 (c)	457,954
1,000,000	South Carolina State, Clemson University, Series A (GO) (SAW) 4.00%, 10/01/27 (c)	1,167,110
655,000	South Carolina Transportation Infrastructure Bank, Series A (RB) 2.25%, 10/01/25 (c)	635,514
	York County, South Carolina Fort Mill School District No. 4, Series B (GO)
500,000	3.00%, 03/01/27 (c)	515,575
325,000	3.00%, 03/01/27 (c)	337,184
		12,962,145
South Dakota: 0.0%
	South Dakota Health and Educational Facilities Authority (RB)
100,000	5.00%, 09/01/27 (c)	121,589
255,000	5.00%, 09/01/27 (c)	312,446
		434,035
Tennessee: 1.0%
725,000	City of Chattanooga, Electric System, Series A (RB) 5.00%, 09/01/25	884,268
	Knox County Health Educational and Housing Facility Board (RB)
700,000	5.00%, 04/01/27 (c)	818,132
490,000	5.00%, 04/01/27 (c)	575,970
150,000	Memphis-Shelby County Industrial Development Board (RB) 5.00%, 11/01/26 (c)	181,853
	Metropolitan Government of Nashville and Davidson County (GO)
915,000	2.50%, 07/01/26 (c)	956,321
580,000	4.00%, 07/01/26 (c)	655,348
545,000	4.00%, 07/01/26 (c)	619,234
335,000	4.00%, 07/01/27	397,839
590,000	4.00%, 07/01/27 (c)	697,581
1,205,000	4.00%, 07/01/27 (c)	1,374,025
915,000	4.75%, 07/01/26	1,119,246
290,000	5.00%, 01/01/26	356,514
25,000	5.00%, 07/01/26 (c)	30,251
235,000	5.00%, 07/01/26 (c)	285,570
400,000	Metropolitan Government of Nashville and Davidson County, Series C (GO) 5.00%, 07/01/25 (c)	483,088
	Metropolitan Government of Nashville and Davidson County, Vanderbilt University Center, Series A (RB)
130,000	5.00%, 07/01/26 (c)	152,186
600,000	5.00%, 07/01/26 (c)	714,588
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Methodist Le Bonheur Healthcare, Series A (RB)
100,000	5.00%, 05/01/26	122,286
200,000	5.00%, 05/01/27 (c)	246,736
	State of Tennessee, Series A (GO)
1,365,000	5.00%, 08/01/25 (c)	1,637,058
500,000	5.00%, 08/01/26 (c)	609,055
1,000,000	5.00%, 08/01/26 (c)	1,240,070
780,000	5.00%, 08/01/26	974,602
15,000	State of Tennessee, Series B (GO) 5.00%, 09/01/24 (c)	17,862
495,000	Tennessee Housing Development Agency (RB) 3.50%, 07/01/27 (c)	532,947
	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series A (RB)
100,000	5.00%, 11/01/25	122,522
285,000	5.00%, 11/01/27 (c)	355,084
395,000	5.00%, 11/01/27 (c)	488,698
365,000	5.00%, 11/01/27	466,725
750,000	5.00%, 11/01/27 (c)	946,027
	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series B (RB)
20,000	5.00%, 11/01/25 (c)	24,383
40,000	5.00%, 11/01/25	49,009
		18,135,078
Texas: 9.2%
250,000	Alamo Community College District (GO) 5.00%, 08/15/26	309,798
	Aldine Independent School District, Series A (GO)
1,030,000	4.00%, 02/15/27 (c)	1,160,151
675,000	4.00%, 02/15/27 (c)	757,296
140,000	5.00%, 02/15/25 (c)	166,326
700,000	5.00%, 02/15/27 (c)	869,295
1,000,000	5.00%, 02/15/27 (c)	1,241,770
	Allen Independent School District (GO)
185,000	4.00%, 02/15/26 (c)	205,846
135,000	5.00%, 02/15/26	165,293
400,000	5.00%, 02/15/26 (c)	478,144
1,000,000	Alvin Independent School District (GO) 4.00%, 02/15/28 (c)	1,136,400
500,000	Alvin Independent School District, Series A (GO) 5.00%, 02/15/26 (c)	600,255
425,000	Arlington Independent School District (GO) 5.00%, 02/15/23 (c)	480,080
	Austin Convention Enterprises, Inc., Series A (RB)
145,000	5.00%, 01/01/27 (c)	171,869
760,000	5.00%, 01/01/27 (c)	903,686
375,000	5.00%, 01/01/27 (c)	450,150
	Austin Convention Enterprises, Inc., Series B (RB)
500,000	5.00%, 01/01/27 (c)	575,700
500,000	5.00%, 01/01/27 (c)	580,065
500,000	Austin Independent School District (GO) 4.00%, 08/01/26 (c)	563,505
500,000	Austin Independent School District, Series B (GO) 5.00%, 08/01/26 (c)	616,285
100,000	Austin Independent School District, Series C (GO) 5.00%, 08/01/26 (c)	121,807
315,000	Beaumont Independent School District (GO) 3.00%, 02/15/26 (c)	330,438
	Bexar County Hospital District (GO)
385,000	3.00%, 02/15/26 (c)	403,415
115,000	4.00%, 02/15/26 (c)	128,082
325,000	5.00%, 02/15/26	397,699
1,000,000	5.00%, 02/15/26 (c)	1,200,510
250,000	Birdville Independent School District, Series B (GO) 5.00%, 02/15/25 (c)	296,303
535,000	Board of Regents of Texas A&M University System, Series A (RB) 5.50%, 07/01/25 (c)	660,265
250,000	Board of Regents of the University of North Texas, Series A (RB) 5.00%, 04/15/27	312,918
	Board of Regents of the University of Texas System, Series A (RB)
945,000	5.00%, 03/15/25 (c)	1,126,289
525,000	5.00%, 07/01/25 (c)	622,666
	Board of Regents of the University of Texas System, Series B (RB)
100,000	5.00%, 08/15/24 (c)	115,858
125,000	5.00%, 07/01/26 (c)	154,374
200,000	Board of Regents of the University of Texas System, Series D (RB) 5.00%, 08/15/25	243,674
520,000	Board of Regents of the University of Texas System, Series E (RB) 5.00%, 08/15/27	658,762
	Board of Regents of the University of Texas System, Series J (RB)
140,000	5.00%, 08/15/25	170,572
25,000	5.00%, 08/15/26 (c)	30,977
55,000	Board of Regents of University of Texas System, Permanent University Fund Bonds, Series B (RB) 5.00%, 07/01/25	66,738
270,000	Board of Regents of University of Texas System, Series E (RB) 5.00%, 08/15/26	335,810
330,000	Burleson Independent School District (GO) 3.50%, 02/01/26 (c)	351,523
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/26 (c)	293,143
625,000	5.00%, 01/01/26 (c)	737,369
60,000	5.00%, 01/01/26 (c)	71,527
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
100,000	5.00%, 07/01/25 (c)	115,161
400,000	5.00%, 07/01/25 (c)	467,116
30,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24 (c)	34,265
150,000	City of Arlington, Senior Lien Special Tax (AGM) (ST) 5.00%, 02/15/25 (c)	177,365
15,000	City of Austin (GO) 5.00%, 09/01/25 (c)	18,138
35,000	City of Austin, Electric Utility, Series A (RB) 5.00%, 11/15/25	42,803
	City of Austin, Water and Wastewater System (RB)
995,000	5.00%, 11/15/26 (c)	1,208,288
360,000	5.00%, 11/15/26 (c)	438,775
235,000	5.00%, 11/15/27 (c)	296,727
	City of Dallas (GO)
500,000	5.00%, 02/15/24 (c)	571,010
1,040,000	5.00%, 02/15/24 (c)	1,199,401
420,000	5.00%, 02/15/25 (c)	489,157
840,000	5.00%, 02/15/25 (c)	992,057
500,000	5.00%, 02/15/27 (c)	622,895
	City of Dallas, Series A (GO)
600,000	3.00%, 02/15/29 (c)	613,368
1,000,000	4.00%, 02/15/29 (c)	1,152,860
	City of Dallas, Series B (GO)
1,500,000	3.00%, 02/15/29 (c)	1,533,420
500,000	4.00%, 02/15/29 (c)	568,930
	City of Dallas, Waterworks and Sewer System, Series A (RB)
1,080,000	5.00%, 10/01/25 (c)	1,301,314
540,000	5.00%, 10/01/25 (c)	652,930
600,000	5.00%, 10/01/26 (c)	733,122
565,000	5.00%, 10/01/26 (c)	692,916
750,000	5.00%, 10/01/26 (c)	923,880
965,000	City of Denton, Utility System (RB) 5.00%, 12/01/26 (c)	1,162,497
	City of El Paso (GO)
110,000	4.00%, 08/15/26 (c)	122,197
100,000	4.00%, 08/15/26 (c)	111,388
455,000	City of El Paso, Water and Sewer Revenue (RB) 5.00%, 03/01/24 (c)	527,663
130,000	City of Fort Worth (GO) 5.00%, 03/01/26	158,599
545,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/25 (c)	645,285
	City of Houston, Combined Utility System, First Lien, Series B (RB)
180,000	5.00%, 11/15/26 (c)	217,345
220,000	5.00%, 11/15/26 (c)	270,776
555,000	5.00%, 11/15/26	690,564
285,000	5.00%, 11/15/27	361,665
45,000	City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/24 (c)	53,389
	City of Houston, Series A (GO)
650,000	5.00%, 03/01/24 (c)	747,038
1,000,000	5.00%, 03/01/24 (c)	1,152,160
535,000	5.00%, 03/01/26 (c)	634,772
180,000	5.00%, 03/01/26 (c)	215,059
515,000	5.00%, 03/01/26 (c)	618,793
520,000	5.00%, 03/01/27 (c)	631,316
500,000	5.00%, 03/01/27 (c)	609,600
60,000	City of Lubbock (GO) 5.00%, 02/15/25 (c)	71,212
	City of San Antonio, Electric and Gas Systems (RB)
500,000	4.00%, 08/01/26 (c)	558,390
30,000	5.00%, 02/01/26	36,827
100,000	5.00%, 02/01/26 (c)	119,917
110,000	5.00%, 08/01/26 (c)	134,046
1,055,000	5.00%, 08/01/26 (c)	1,307,367
125,000	5.00%, 08/01/26 (c)	153,780
100,000	5.00%, 08/01/27 (c)	122,395
1,000,000	5.00%, 08/01/27 (c)	1,228,900
125,000	City of San Antonio, Electric and Gas Systems, Series A (RB) 5.00%, 02/01/26	153,444
	City of San Antonio, General Improvement (GO)
1,070,000	5.00%, 02/01/24 (c)	1,237,872
1,030,000	5.00%, 02/01/24 (c)	1,197,941
535,000	City of San Antonio, Water System, Series A (RB) 5.00%, 05/15/26 (c)	642,792
	Collin County Community College District (GO)
500,000	3.25%, 08/15/27 (c)	526,585
925,000	4.00%, 08/15/27 (c)	1,063,861
1,015,000	5.00%, 08/15/27 (c)	1,278,514
190,000	Colorado River Municipal Water District (RB) 5.00%, 01/01/28	241,051
	Conroe Independent School District (GO)
35,000	5.00%, 02/15/25 (c)	41,258
665,000	5.00%, 02/15/27 (c)	817,970
	County of Bexar (GO)
150,000	4.00%, 06/15/25 (c)	166,382
500,000	4.00%, 06/15/25 (c)	556,480
1,000,000	5.00%, 06/15/26 (c)	1,202,790
250,000	County of Dallas (GO) 5.00%, 08/15/26 (c)	308,830
615,000	County of Denton (GO) 4.00%, 07/15/25 (c)	689,599
	County of Fort Bend, Series B (GO)
500,000	4.00%, 03/01/26 (c)	563,845
20,000	5.00%, 03/01/26 (c)	24,278
	County of Harris, Toll Road, Senior Lien, Series A (RB)
385,000	5.00%, 08/15/25	466,578
160,000	5.00%, 08/15/26 (c)	193,331
670,000	5.00%, 08/15/26 (c)	807,591
675,000	5.00%, 08/15/26 (c)	811,458
695,000	5.00%, 08/15/26 (c)	845,113
115,000	5.00%, 08/15/26	142,421
195,000	5.00%, 08/15/26 (c)	240,887
190,000	5.00%, 08/15/26 (c)	232,342
	County of Harris, Toll Road, Senior Lien, Series B (RB)
160,000	5.00%, 08/15/25 (c)	188,709
335,000	5.00%, 08/15/25 (c)	393,943
190,000	5.00%, 08/15/25 (c)	228,103
600,000	5.00%, 08/15/25 (c)	717,150
	County of Harris, Unlimited Tax Road, Series A (GO)
1,115,000	5.00%, 10/01/25 (c)	1,345,995
1,125,000	5.00%, 10/01/25 (c)	1,350,405
25,000	5.00%, 10/01/25	30,503
365,000	5.00%, 10/01/25 (c)	443,165
130,000	County of Montgomery (GO) 5.00%, 03/01/26 (c)	158,354
	Cypress-Fairbanks Independent School District (GO)
360,000	3.00%, 02/15/26 (c)	379,667
590,000	5.00%, 02/15/25 (c)	697,834
125,000	5.00%, 02/15/26 (c)	151,510
710,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/24 (c)	824,466
835,000	Dallas Area Rapid Transit, Senior Lien (RB) 5.00%, 12/01/29 (c)	1,079,338
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
185,000	5.00%, 12/01/24 (c)	219,734
1,050,000	5.00%, 12/01/25 (c)	1,265,596
560,000	5.00%, 12/01/25 (c)	662,878
165,000	5.00%, 12/01/25 (c)	199,876
545,000	5.00%, 12/01/25 (c)	664,611
130,000	5.00%, 12/01/25 (c)	157,828
	Dallas County Utility and Reclamation District (GO)
650,000	5.00%, 02/15/26	787,709
340,000	5.00%, 02/15/28	428,373
1,000,000	Dallas Independent School District (GO) 4.00%, 02/15/25 (c)	1,109,500
	Dallas Independent School District, Series A (GO)
100,000	4.00%, 02/15/25 (c)	111,320
10,000	5.00%, 08/15/24 (c)	11,751
1,030,000	5.00%, 08/15/24 (c)	1,208,540
1,170,000	Denton Independent School District (GO) 5.00%, 02/15/25 (c)	1,397,436
100,000	Dripping Springs Independent School District (GO) 5.00%, 02/15/24 (c)	115,931
	Eagle Mountain and Saginaw Independent School District (GO)
335,000	4.00%, 02/15/26 (c)	374,955
10,000	5.00%, 02/15/26 (c)	12,008
115,000	El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	133,297
265,000	El Paso Independent School District, Series A (GO) 3.00%, 08/15/25 (c)	279,276
315,000	Forney Independent School District (GO) 5.00%, 08/15/25 (c)	371,322
635,000	Fort Bend Independent School District (GO)
	4.00%, 08/15/27 (c)	733,387
	Fort Worth Independent School District (GO)
45,000	5.00%, 02/15/25 (c)	53,379
500,000	5.00%, 02/15/26 (c)	607,735
750,000	5.00%, 02/15/26	921,975
	Frisco Independent School District (GO)
500,000	4.00%, 02/15/27 (c)	568,460
1,000,000	4.00%, 02/15/27 (c)	1,141,450
	Garland Independent School District (GO)
165,000	4.00%, 02/15/25 (c)	183,493
120,000	5.00%, 02/15/25 (c)	141,862
100,000	Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	125,767
250,000	Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	296,650
	Harris County Flood Control District, Series A (GO)
1,180,000	5.00%, 10/01/25 (c)	1,412,590
210,000	5.00%, 10/01/27 (c)	257,903
250,000	5.00%, 10/01/27 (c)	313,588
	Harris County Hospital District (RB)
365,000	3.00%, 02/15/26 (c)	370,136
215,000	3.13%, 02/15/26 (c)	217,950
100,000	4.00%, 02/15/26 (c)	107,721
100,000	4.00%, 02/15/26 (c)	107,457
	Harris County, Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB)
385,000	3.00%, 05/15/26 (c)	389,158
730,000	3.00%, 05/15/26 (c)	735,249
210,000	4.00%, 05/15/26 (c)	237,493
295,000	5.00%, 05/15/26 (c)	357,257
195,000	5.00%, 11/15/27	242,818
160,000	Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series A (RB) 5.00%, 12/01/24 (c)	188,058
10,000	Harris County, Cultural Education Facilities Finance Corp., Series A (RB) 5.00%, 12/01/24 (c)	11,492
	Harris County, Cultural Education Facilities Finance Corp., TECO Project (RB)
550,000	4.00%, 11/15/27 (c)	622,726
300,000	5.00%, 11/15/27 (c)	371,565
350,000	5.00%, 11/15/27 (c)	430,455
270,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/25 (c)	326,047
	Harris County, Flood Control District, Series A (GO)
275,000	5.00%, 10/01/25 (c)	331,073
1,230,000	5.00%, 10/01/25 (c)	1,487,033
	Harris County, Houston Sports Authority, Senior Lien, Series A (RB)
985,000	5.00%, 11/15/24 (c)	1,137,990
100,000	5.00%, 11/15/24 (c)	115,147
440,000	5.00%, 11/15/24 (c)	512,842
445,000	5.00%, 11/15/24 (c)	515,706
260,000	Harris County, Toll Road Senior Lien, Series A (RB) 5.00%, 02/15/28 (c)	321,732
	Hays Consolidated Independent School District (GO)
800,000	4.00%, 02/15/27 (c)	894,000
500,000	4.00%, 02/15/27 (c)	561,700
500,000	Houston Independent School District (GO) 5.00%, 07/15/28 (c)	628,110
	Houston Independent School District, Limited Tax School House (GO)
525,000	5.00%, 02/15/26	645,382
1,750,000	5.00%, 02/15/27 (c)	2,126,057
750,000	5.00%, 02/15/27 (c)	924,900
900,000	5.00%, 02/15/27	1,130,040
	Houston Independent School District, Limited Tax School House, Series A (GO)
1,080,000	4.00%, 02/15/26 (c)	1,205,194
350,000	4.00%, 02/15/26 (c)	392,084
100,000	5.00%, 02/15/26 (c)	121,764
1,000,000	5.00%, 02/15/26 (c)	1,213,390
135,000	5.00%, 02/15/26 (c)	162,995
750,000	Houston, Public Improvement, Series A (GO) 5.00%, 03/01/24 (c)	866,662
100,000	Humble Independent School District, Series A (GO) 4.00%, 02/15/25 (c)	113,446
210,000	Humble Independent School District, Series C (GO) 4.00%, 02/15/26 (c)	233,663
	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series A (GO)
315,000	4.00%, 02/15/25 (c)	350,425
280,000	5.00%, 02/15/25 (c)	333,306
1,000,000	Killeen Independent School District (GO) 5.00%, 02/15/28 (c)	1,248,570
100,000	Lamar Consolidated Indecent School District, Unlimited Tax, Series A (GO) 5.00%, 02/15/25 (c)	118,980
310,000	Leander Independent School District (GO) 0.00%, 08/15/24 (c) ^	167,636
400,000	Lewisville Independent School District, Series A (GO) 4.00%, 08/15/25 (c)	457,564
	Lewisville Independent School District, Series B (GO)
550,000	5.00%, 08/15/25 (c)	660,297
90,000	5.00%, 08/15/25 (c)	108,597
195,000	5.00%, 08/15/25	236,445
1,000,000	Lone Star College System (GO) 5.00%, 02/15/26 (c)	1,192,190
	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
320,000	5.00%, 05/15/26 (c)	382,669
285,000	5.00%, 05/15/26 (c)	347,475
	Lower Colorado River Authority, Series B (RB)
370,000	5.00%, 05/15/25 (c)	435,135
380,000	5.00%, 05/15/25 (c)	447,515
105,000	5.00%, 05/15/25 (c)	125,446
500,000	Mansfield Independent School District (GO) 5.00%, 02/15/25 (c)	591,355
	Metropolitan Transit Authority of Harris County, Series A (RB)
150,000	5.00%, 11/01/25	183,077
75,000	5.00%, 11/01/26 (c)	93,028
	Montgomery Independent School District (GO)
500,000	4.00%, 02/15/25 (c)	559,925
100,000	5.00%, 02/15/25 (c)	118,745
470,000	5.00%, 02/15/25 (c)	556,696
1,000,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series B (RB) 4.00%, 07/01/26 (c)	1,083,980
	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB)
250,000	4.00%, 08/15/27 (c)	278,398
250,000	5.00%, 08/15/27 (c)	306,945
	North Harris County Regional Water Authority (RB)
45,000	5.00%, 12/15/25	54,680
150,000	5.00%, 12/15/26 (c)	182,579
55,000	5.00%, 12/15/26 (c)	67,697
245,000	5.00%, 12/15/26 (c)	302,781
	North Texas Municipal Water District, Water System (RB)
150,000	3.00%, 09/01/25 (c)	158,015
530,000	5.00%, 09/01/25 (c)	636,912
30,000	5.00%, 09/01/25 (c)	35,968
500,000	5.00%, 09/01/26 (c)	605,055
700,000	5.00%, 09/01/26 (c)	839,412
400,000	5.00%, 09/01/26 (c)	487,988
30,000	5.00%, 09/01/26 (c)	36,415
	North Texas Tollway Authority, First Tier, Series A (RB)
500,000	5.00%, 01/01/26 (c)	591,925
295,000	5.00%, 01/01/26 (c)	354,664
425,000	5.00%, 01/01/26 (c)	508,474
575,000	5.00%, 01/01/26 (c)	685,250
640,000	5.00%, 01/01/26 (c)	773,120
460,000	5.00%, 01/01/26 (c)	553,035
635,000	5.00%, 01/01/26 (c)	759,720
100,000	North Texas Tollway Authority, First Tier, Series B (RB) 4.00%, 01/01/25 (c)	107,763
655,000	North Texas Tollway Authority, Second Tier, Series A (RB) 5.00%, 01/01/25 (c)	760,082
	North Texas Tollway Authority, Second Tier, Series B (RB) (AGM)
450,000	4.00%, 01/01/27 (c)	498,645
685,000	5.00%, 01/01/24 (c)	777,633
875,000	5.00%, 01/01/26 (c)	1,049,615
1,000,000	Northside Independent School District (GO) 5.00%, 08/15/27 (c)	1,234,940
	Northwest Independent School District (GO)
25,000	5.00%, 02/15/25 (c)	29,511
300,000	5.00%, 02/15/25 (c)	355,338
105,000	5.00%, 02/15/25 (c)	124,929
1,000,000	Northwest Independent School District, Series A (GO) 5.00%, 02/15/25 (c)	1,189,800
270,000	Permanent University Fund, Texas A&M University System, Series A (RB) 5.25%, 07/01/25 (c)	323,846
	Pharr-San Juan-Alamo Independent School District (GO)
100,000	3.25%, 02/01/25 (c)	104,383
775,000	4.00%, 02/01/25 (c)	861,420
100,000	Plano Independent School District (GO) 5.00%, 02/15/26 (c)	121,686
	San Antonio Water System, Junior Lien, Series A (RB)
400,000	5.00%, 05/15/26 (c)	484,432
650,000	5.00%, 05/15/26 (c)	790,952
500,000	5.00%, 05/15/28 (c)	622,410
200,000	San Antonio Water System, Junior Lien, Series B (RB) 5.00%, 05/15/25 (c)	233,600
	Socorro Independent School District, Series B (GO)
225,000	4.00%, 08/15/27 (c)	255,656
780,000	5.00%, 08/15/27 (c)	978,284
800,000	5.00%, 08/15/27 (c)	997,736
	Spring Independent School District (GO)
45,000	5.00%, 08/15/25 (c)	53,729
1,000,000	5.00%, 08/15/25 (c)	1,207,270
15,000	State of Texas, Finance Authority (GO) 5.00%, 10/01/26	18,662
150,000	State of Texas, Finance Authority, Series A (GO) 5.00%, 10/01/26	186,623
	State of Texas, Transportation Commission, Highway Improvement (GO)
20,000	5.00%, 04/01/24 (c)	23,346
125,000	5.00%, 04/01/26 (c)	151,141
45,000	5.00%, 04/01/26 (c)	54,215
	State of Texas, Transportation Commission, Highway Improvement, Series A (GO)
1,000,000	5.00%, 04/01/26 (c)	1,209,130
500,000	5.00%, 04/01/26 (c)	606,605
	State of Texas, Transportation Commission, Mobility Fund, Series A (GO)
180,000	5.00%, 10/01/24 (c)	211,311
150,000	5.00%, 10/01/25 (c)	181,925
1,035,000	5.00%, 10/01/25 (c)	1,251,957
150,000	5.00%, 10/01/27 (c)	185,364
	State of Texas, Transportation Commission, Mobility Fund, Series B (GO)
240,000	5.00%, 10/01/27 (c)	296,582
1,860,000	5.00%, 10/01/27 (c)	2,310,492
105,000	State of Texas, Water Infrastructure Fund, Series B-1 (GO) 5.00%, 08/01/21 (c)	112,941
	Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project, Series A (RB)
80,000	5.00%, 05/15/26 (c)	96,353
855,000	5.00%, 05/15/26 (c)	1,034,977
140,000	Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series A (RB) 5.00%, 07/01/28	174,996
315,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 5.00%, 02/15/26	384,360
	Tarrant Regional Water Control and Improvement District (RB)
70,000	5.00%, 03/01/25 (c)	83,374
260,000	5.00%, 03/01/25 (c)	308,599
1,030,000	5.00%, 03/01/25 (c)	1,233,930
1,020,000	5.00%, 03/01/25 (c)	1,217,931
	Texas A&M University, Series D (RB)
10,000	4.00%, 05/15/26 (c)	11,501
190,000	5.00%, 05/15/26	235,015
	Texas A&M University, Series E (RB)
25,000	5.00%, 05/15/25	30,254
100,000	5.00%, 05/15/27 (c)	125,184
545,000	Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	675,593
	Texas State University System, Board of Regents, Series A (RB)
160,000	5.00%, 03/15/25 (c)	191,171
10,000	5.00%, 03/15/26	12,309
100,000	5.00%, 03/15/27 (c)	123,897
1,000,000	5.00%, 03/15/27 (c)	1,244,740
125,000	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24 (c)	143,973
1,115,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 10/01/26	1,393,248
280,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB) 5.00%, 10/01/25	342,566
	Texas Water Development Board (RB)
125,000	5.00%, 04/15/26	154,148
600,000	5.00%, 10/15/26 (c)	740,718
1,000,000	5.00%, 08/01/27 (c)	1,248,900
	Texas Water Development Board, Series A (RB)
20,000	4.00%, 10/15/25 (c)	22,436
400,000	4.00%, 10/15/27 (c)	455,552
180,000	4.00%, 04/15/28 (c)	204,039
600,000	4.00%, 04/15/28 (c)	685,392
125,000	5.00%, 10/15/25 (c)	149,676
1,160,000	5.00%, 10/15/25 (c)	1,407,822
165,000	5.00%, 10/15/25 (c)	199,896
250,000	5.00%, 10/15/27 (c)	314,300
200,000	5.00%, 10/15/27 (c)	249,300
	Texas Water Development Board, Series B (RB)
1,000,000	4.00%, 10/15/28 (c)	1,144,810
1,000,000	5.00%, 10/15/28 (c)	1,268,450
	Trinity River Authority, Regional Wastewater System (RB)
100,000	5.00%, 08/01/25	121,337
180,000	5.00%, 08/01/26	223,274
285,000	5.00%, 08/01/27 (c)	349,250
670,000	5.00%, 08/01/27 (c)	832,227
	University of North Texas, Series A (RB)
140,000	5.00%, 04/15/27 (c)	170,122
75,000	5.00%, 04/15/27 (c)	92,636
165,000	5.00%, 04/15/27 (c)	204,791
155,000	University of Texas, Series B (RB) 5.00%, 08/15/26	192,780
	Via Metropolitan Transit Authority, Sales Tax (RB)
275,000	5.00%, 01/15/27 (c)	336,399
135,000	5.00%, 01/15/27 (c)	166,107
125,000	Ysleta Independent School District (GO) 5.00%, 08/15/24 (c)	145,919
		164,966,793
Utah: 0.3%
395,000	Central Utah Water Conservancy District (RB) 4.00%, 10/01/27 (c)	448,586
1,140,000	State of Utah (GO) 5.00%, 01/01/27 (c)	1,430,825
365,000	University of Utah, Series A (RB) 5.00%, 08/01/27 (c)	453,206
1,000,000	University of Utah, Series B-1 (RB) 5.00%, 08/01/26	1,244,190
	Utah Transit Authority, Subordinated Sales Tax (RB)
130,000	0.00%, 06/15/26 (c) ^	87,142
935,000	3.00%, 06/15/26 (c)	997,280
850,000	4.00%, 06/15/26 (c)	962,956
	Utah Transit Authority, Subordinated Sales Tax, Series A (RB)
255,000	5.00%, 06/15/25 (c)	302,468
100,000	5.00%, 06/15/25 (c)	119,149
		6,045,802
Vermont: 0.1%
1,100,000	Vermont Educational and Health Buildings Financing Agency, Series A (RB) 5.00%, 06/01/26 (c)	1,303,973
Virginia: 2.1%
650,000	Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	810,342
	City of Richmond, Public Utility Revenue, Series A (RB)
1,520,000	5.00%, 01/15/26 (c)	1,841,556
20,000	5.00%, 01/15/26	24,665
	Commonwealth of Virginia, Series B (GO) (SAW)
500,000	5.00%, 06/01/25 (c)	605,135
1,000,000	5.00%, 06/01/25 (c)	1,213,400
1,000,000	County of Arlington (GO) 5.00%, 08/15/27 (c)	1,265,190
	County of Fairfax, Public Improvement, Series A (GO) (SAW)
15,000	5.00%, 10/01/24 (c)	17,869
1,000,000	5.00%, 10/01/25	1,225,450
750,000	5.00%, 04/01/28 (c)	949,462
1,755,000	5.00%, 04/01/29 (c)	2,264,231
15,000	County of Fairfax, Public Improvement, Series B (GO) (SAW) 5.00%, 04/01/25 (c)	18,255
25,000	County of Henrico, Water and Sewer Revenue (RB) 5.00%, 05/01/25	30,271
155,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/26 (c)	187,607
165,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series B (RB) 5.00%, 05/15/26	203,130
550,000	Fairfax County Water Authority (RB) 4.00%, 04/01/27 (c)	650,485
260,000	Hampton Roads Sanitation District, Series A (RB) 5.00%, 08/01/26 (c)	318,235
	Upper Occoquan Sewage Authority (RB)
200,000	5.00%, 07/01/25 (c)	241,290
845,000	5.00%, 07/01/25 (c)	1,021,056
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
110,000	5.00%, 02/01/26 (c)	134,746
130,000	5.00%, 02/01/26	159,946
110,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB)
	3.00%, 02/01/27 (c)	115,011
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB)
145,000	5.00%, 02/01/26	178,401
125,000	5.00%, 02/01/27	156,928
2,000,000	5.00%, 02/01/28 (c)	2,522,640
1,000,000	5.00%, 02/01/28 (c)	1,269,410
120,000	5.00%, 02/01/28 (c)	153,289
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
775,000	3.00%, 09/01/27 (c)	803,597
1,040,000	5.00%, 09/01/26 (c)	1,289,964
1,000,000	5.00%, 09/01/26 (c)	1,237,700
	Virginia Commonwealth Transportation Board (RB)
250,000	4.00%, 05/15/24 (c)	274,735
1,000,000	5.00%, 05/15/24 (c)	1,177,580
15,000	5.00%, 05/15/24 (c)	17,625
1,000,000	5.00%, 05/15/26	1,239,850
100,000	5.00%, 05/15/26 (c)	123,442
510,000	5.00%, 09/15/26 (c)	635,623
20,000	5.00%, 09/15/26 (c)	24,802
	Virginia Commonwealth Transportation Board, Series A (RB)
180,000	4.00%, 11/15/27 (c)	204,460
120,000	5.00%, 11/15/27 (c)	150,367
1,000,000	5.00%, 11/15/27 (c)	1,247,990
	Virginia Public Building Authority, Series A (RB)
475,000	3.00%, 08/01/24 (c)	503,809
125,000	3.00%, 08/01/24 (c)	132,381
695,000	3.00%, 08/01/26 (c)	723,099
400,000	3.00%, 08/01/28 (c)	417,248
1,050,000	3.13%, 08/01/28 (c)	1,097,523
250,000	4.00%, 08/01/27 (c)	288,805
365,000	5.00%, 08/01/25 (c)	444,055
100,000	5.00%, 08/01/25	121,788
680,000	5.00%, 08/01/25	828,158
485,000	5.00%, 08/01/26	604,528
700,000	5.00%, 08/01/28 (c)	891,373
	Virginia Public Building Authority, Series B (RB)
25,000	5.00%, 08/01/25	30,447
15,000	5.00%, 08/01/26	18,697
400,000	Virginia Public Building Authority, Series C (RB) 4.00%, 08/01/24 (c)	453,724
	Virginia Public School Authority (RB) (SAW)
750,000	5.00%, 08/01/26 (c)	933,450
30,000	5.00%, 08/01/26 (c)	37,241
30,000	5.00%, 08/01/26	37,485
575,000	5.00%, 08/01/26 (c)	716,185
775,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/25 (c)	939,866
1,040,000	Virginia Resources Authority, Series C (RB) 4.00%, 11/01/26 (c)	1,170,603
750,000	Virginia Small Business Financing Authority, Hampton University (RB) 5.25%, 10/01/24 (c)	880,027
		37,276,227
Washington: 3.6%
600,000	Auburn School District No. 408 of King and Pierce Counties (GO) (SBG) 4.00%, 06/01/26 (c)	668,886
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
795,000	5.00%, 11/01/25 (c)	952,895
815,000	5.00%, 11/01/25 (c)	964,210
590,000	5.00%, 11/01/25 (c)	708,614
15,000	5.00%, 11/01/25	18,378
110,000	5.00%, 11/01/25 (c)	132,484
	City of Seattle, Drainage and Wastewater System (RB)
525,000	4.00%, 04/01/26 (c)	585,044
500,000	4.00%, 07/01/27 (c)	564,495
915,000	City of Seattle, Municipal Light and Power Revenue, Series A (RB) 4.00%, 01/01/28 (c)	1,030,427
135,000	City of Seattle, Municipal Light and Power Revenue, Series B (RB) 5.00%, 04/01/26 (c)	165,140
	City of Seattle, Water System Improvement (RB)
115,000	4.00%, 02/01/27 (c)	131,638
1,000,000	5.00%, 05/01/25 (c)	1,192,640
20,000	5.00%, 08/01/26	24,899
500,000	5.00%, 02/01/27 (c)	618,330
15,000	City of Spokane, Water and Wastewater Revenue (RB) 5.00%, 12/01/24 (c)	17,876
	Energy Northwest, Colombia Generating Station Electric, Series A (RB)
195,000	5.00%, 07/01/20 (c)	201,622
235,000	5.00%, 07/01/25 (c)	281,178
185,000	5.00%, 07/01/26 (c)	227,461
1,330,000	5.00%, 07/01/27 (c)	1,636,086
915,000	5.00%, 07/01/27 (c)	1,146,651
125,000	5.00%, 07/01/28 (c)	157,506
	Energy Northwest, Colombia Generating Station Electric, Series C (RB)
715,000	5.00%, 07/01/25 (c)	848,011
1,000,000	5.00%, 07/01/28 (c)	1,255,020
	Energy Northwest, Project 1 Electric, Series A (RB)
430,000	5.00%, 07/01/22 (c)	477,016
340,000	5.00%, 07/01/25 (c)	408,605
475,000	5.00%, 07/01/27 (c)	598,481
	Energy Northwest, Project 1 Electric, Series C (RB)
1,145,000	5.00%, 07/01/24 (c)	1,341,287
675,000	5.00%, 07/01/24 (c)	792,220
	Energy Northwest, Project 3 Electric, Series A (RB)
105,000	5.00%, 07/01/25	127,409
130,000	5.00%, 07/01/25 (c)	156,746
1,125,000	5.00%, 07/01/26	1,392,952
130,000	5.00%, 07/01/26 (c)	160,260
270,000	Energy Northwest, Project 3 Electric, Series C (RB)
	5.00%, 07/01/28	347,182
760,000	FYI Properties (RB) 5.00%, 06/01/27	954,324
	Grant and Douglas Counties School District No. 144-101 (GO) (SBG)
125,000	4.00%, 06/01/26 (c)	138,080
520,000	4.00%, 06/01/26 (c)	586,586
1,000,000	King County School District No. 210 (GO) (SBG) 4.00%, 12/01/27 (c)	1,138,640
	King County School District No. 401 (GO) (SBG)
690,000	3.13%, 12/01/26 (c)	726,563
900,000	5.00%, 12/01/26 (c)	1,104,435
	King County School District No. 405 (GO) (SBG)
515,000	5.00%, 12/01/26 (c)	636,396
360,000	5.00%, 12/01/26	450,914
580,000	King County School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	656,247
1,075,000	King County School District No. 414 (GO) (SBG) 5.00%, 06/01/27 (c)	1,329,979
840,000	King County, Washington Limited Tax (GO) 4.00%, 07/01/27 (c)	976,702
570,000	King County, Washington Limited Tax, Series A (GO) 5.00%, 01/01/25 (c)	673,894
	King County, Washington Limited Tax, Series E (GO)
460,000	4.00%, 12/01/25 (c)	512,081
500,000	5.00%, 12/01/25 (c)	605,795
445,000	King County, Washington Sewer Revenue, Series B (RB) 5.00%, 07/01/24 (c)	521,749
	Kitsap County School District No. 401 (GO) (SBG)
250,000	4.00%, 06/01/26 (c)	278,533
15,000	4.00%, 06/01/26 (c)	17,241
945,000	Klickitat County Public Utility District No. 1 (RB) 5.00%, 06/01/25 (c)	1,095,529
	Pierce County School District No. 10 (GO) (SBG)
640,000	5.00%, 12/01/24 (c)	742,394
560,000	5.00%, 12/01/25 (c)	667,346
25,000	5.00%, 12/01/25 (c)	29,872
175,000	Pierce County School District No. 416 (GO) (SBG) 4.00%, 06/01/26 (c)	196,812
	Port of Seattle, Intermediate Lien (RB)
30,000	5.00%, 02/01/26 (c)	35,888
130,000	5.00%, 02/01/26 (c)	156,624
395,000	Port of Seattle, Intermediate Lien, Series B (RB) 5.00%, 09/01/24 (c)	463,035
500,000	Port of Tacoma, Series A (GO) 5.00%, 12/01/26 (c)	616,305
500,000	Puyallup School District No. 3 (GO) (SBG) 5.00%, 06/01/27 (c)	611,805
735,000	Snohomish County School District No. 201 (GO) (SBG) 5.00%, 12/01/25 (c)	892,128
125,000	State of Washington, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 01/01/26 (c)	149,248
825,000	State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	1,002,746
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
135,000	5.00%, 08/01/26 (c)	164,439
1,035,000	5.00%, 08/01/26 (c)	1,267,803
720,000	State of Washington, Motor Vehicle Fuel Tax, Series R-C (GO) 5.00%, 01/01/26 (c)	856,123
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO) 5.00%, 01/01/25 (c)	1,179,880
10,000	State of Washington, Motor Vehicle Fuel Tax, Series R-F (GO) 5.00%, 01/01/25 (c)	11,913
545,000	State of Washington, Motor Vehicle Fuel Tax, Series R-H (GO) 5.00%, 01/01/25 (c)	643,035
	State of Washington, Series A (GO)
115,000	5.00%, 08/01/26 (c)	138,183
955,000	5.00%, 08/01/26 (c)	1,150,699
150,000	State of Washington, Series B (GO) 5.00%, 01/01/26 (c)	180,204
	State of Washington, Series C (GO)
175,000	5.00%, 02/01/25 (c)	208,534
720,000	5.00%, 02/01/25 (c)	838,699
500,000	5.00%, 02/01/26 (c)	606,255
100,000	5.00%, 08/01/27	126,754
1,000,000	5.00%, 08/01/27 (c)	1,233,200
170,000	5.00%, 02/01/28 (c)	214,567
	State of Washington, Series D (GO)
250,000	5.00%, 08/01/25	304,310
110,000	5.00%, 02/01/27	138,007
1,000,000	5.00%, 08/01/27 (c)	1,237,450
	State of Washington, Various Purpose, Series A (GO)
1,000,000	5.00%, 08/01/26 (c)	1,224,930
245,000	5.00%, 08/01/26 (c)	298,427
915,000	5.00%, 08/01/26 (c)	1,112,137
200,000	5.00%, 08/01/26 (c)	243,614
500,000	5.00%, 08/01/27 (c)	616,600
500,000	5.00%, 08/01/27 (c)	612,060
730,000	State of Washington, Various Purpose, Series A-1 (GO) 5.00%, 08/01/25 (c)	866,817
20,000	State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/26 (c)	24,371
25,000	State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/26 (c)	30,123
	State of Washington, Various Purpose, Series R-B (GO)
20,000	5.00%, 01/01/26 (c)	23,880
1,060,000	5.00%, 01/01/26 (c)	1,270,855
105,000	5.00%, 01/01/26 (c)	127,510
145,000	5.00%, 08/01/26 (c)	178,723
	State of Washington, Various Purpose, Series R-C (GO)
360,000	5.00%, 01/01/25 (c)	426,236
1,245,000	5.00%, 01/01/25 (c)	1,478,637
1,000,000	5.00%, 08/01/27 (c)	1,224,120
420,000	5.00%, 08/01/27 (c)	519,729
	State of Washington, Various Purpose, Series R-E (GO)
630,000	5.00%, 01/01/25 (c)	740,231
250,000	5.00%, 01/01/25 (c)	291,240
720,000	5.00%, 01/01/25 (c)	857,722
550,000	5.00%, 01/01/25 (c)	649,621
220,000	Tacoma School District No. 10 (GO) (SBG) 5.00%, 12/01/25 (c)	263,952
	Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB) (ACA)
195,000	5.00%, 10/01/25	235,611
225,000	5.00%, 10/01/28 (c)	277,398
250,000	5.00%, 10/01/28 (c)	316,153
760,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	883,424
	Washington State University (RB)
405,000	5.00%, 04/01/25 (c)	472,570
325,000	5.00%, 04/01/25 (c)	377,933
430,000	5.00%, 04/01/25 (c)	505,216
820,000	5.00%, 04/01/25 (c)	959,597
		64,909,032
West Virginia: 0.2%
270,000	State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/27 (c)	336,582
200,000	State of West Virginia, Series B (GO) 5.00%, 06/01/28 (c)	251,268
	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB)
1,055,000	3.00%, 06/01/26 (c)	1,080,193
240,000	4.00%, 06/01/26 (c)	261,838
240,000	5.00%, 06/01/26 (c)	286,949
1,045,000	5.00%, 06/01/26	1,266,509
		3,483,339
Wisconsin: 1.5%
1,000,000	Central Brown County Water Authority, Series A (RB) 5.00%, 11/01/24 (c)	1,152,450
155,000	City of Milwaukee, Series N2 (GO) 4.00%, 03/01/26	180,577
	City of Milwaukee, Series N4 (GO)
200,000	5.00%, 04/01/26	245,998
100,000	5.00%, 04/01/27	125,401
350,000	Middleton-Cross Plains Area School District, Series A (GO) 3.25%, 03/01/27 (c)	363,482
	Public Finance Authority, KU Campus Development Corp.- Central District Development Project (RB)
180,000	5.00%, 03/01/26 (c)	217,771
205,000	5.00%, 03/01/26 (c)	249,282
560,000	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 5.00%, 06/01/25 (c)	649,846
	State of Wisconsin, Environmental Improvement Fund, Series A (RB)
185,000	5.00%, 06/01/25 (c)	219,432
100,000	5.00%, 06/01/25 (c)	118,180
100,000	5.00%, 06/01/25	121,529
185,000	5.00%, 06/01/25 (c)	222,659
150,000	5.00%, 06/01/25 (c)	180,057
220,000	5.00%, 06/01/25 (c)	263,718
	State of Wisconsin, General Fund Annual Appropriation, Series B (RB)
10,000	5.00%, 05/01/26 (c)	12,076
20,000	5.00%, 05/01/26 (c)	24,275
	State of Wisconsin, Series 1 (GO)
15,000	5.00%, 05/01/25 (c)	18,088
460,000	5.00%, 05/01/27 (c)	569,305
250,000	5.00%, 05/01/27 (c)	312,653
405,000	5.00%, 05/01/27 (c)	511,393
	State of Wisconsin, Series 2 (GO)
510,000	5.00%, 05/01/26 (c)	630,717
150,000	5.00%, 05/01/26 (c)	184,014
635,000	5.00%, 11/01/26	794,423
315,000	5.00%, 11/01/26	394,084
500,000	5.00%, 05/01/27 (c)	631,350
	State of Wisconsin, Series 3 (GO)
145,000	5.00%, 11/01/22 (c)	161,916
385,000	5.00%, 11/01/22 (c)	432,139
500,000	5.00%, 05/01/27 (c)	616,815
450,000	5.00%, 05/01/27 (c)	556,929
250,000	5.00%, 05/01/27 (c)	314,423
	State of Wisconsin, Series 4 (GO)
40,000	5.00%, 11/01/24 (c)	47,511
1,575,000	5.00%, 11/01/24 (c)	1,872,502
	State of Wisconsin, Series A (GO)
100,000	4.00%, 05/01/26 (c)	112,330
250,000	5.00%, 05/01/25 (c)	296,828
1,170,000	5.00%, 05/01/25 (c)	1,379,488
1,010,000	5.00%, 05/01/25 (c)	1,187,740
210,000	State of Wisconsin, Series B (GO) 5.00%, 05/01/25 (c)	249,335
500,000	State of Wisconsin, Series D (GO) 4.00%, 05/01/24 (c)	555,855
500,000	Sun Prairie Area School District (GO) 4.00%, 03/01/25 (c)	557,455
	Wisconsin Department of Transportation, Series 1 (RB)
565,000	5.00%, 07/01/24 (c)	650,394
15,000	5.00%, 07/01/25 (c)	18,182
500,000	5.00%, 07/01/26	619,460
	Wisconsin Department of Transportation, Series 2 (RB)
480,000	5.00%, 07/01/27 (c)	591,806
115,000	5.00%, 07/01/27 (c)	143,127
	Wisconsin Department of Transportation, Series A (RB)
1,180,000	5.00%, 07/01/24 (c)	1,369,956
510,000	5.00%, 07/01/24 (c)	595,206
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,105,410
1,500,000	4.00%, 05/15/26 (c)	1,642,380
290,000	5.00%, 05/15/26 (c)	353,980
35,000	5.00%, 05/15/26 (c)	42,618
100,000	5.00%, 05/15/26 (c)	121,010
500,000	Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/27 (c)	560,055
125,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 5.00%, 04/01/27 (c)	149,168
155,000	Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Series A (RB) 5.00%, 11/15/24 (c)	181,569
1,000,000	Wisconsin Health and Educational Facilities Authority, ProHealth Care, Inc. Obligated Group (RB) 3.38%, 08/15/24 (c)	1,053,560
855,000	Wisconsin Health and Educational Facilities Authority, Series B (RB) 3.15%, 09/01/25 (c)	859,540
		26,791,447
Total Municipal Bonds (Cost: $1,681,321,797)		1,763,216,685

Number of Shares
MONEY MARKET FUND: 0.5% (Cost: $8,605,559)
8,605,559	Dreyfus Government Cash Management Fund - Institutional Shares	8,605,559
Total Investments: 99.3% (Cost: $1,689,927,357)		1,771,822,244
Other assets less liabilities: 0.7%		12,745,376
NET ASSETS: 100.0%		$1,784,567,620

Definitions:
ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	6.5%	$114,727,119
Health Care	6.5	115,820,668
Housing	1.5	26,725,403
Industrial Revenue	0.5	8,706,352
Leasing	6.8	120,864,582
Local	17.7	313,662,161
Power	5.3	93,891,110
Solid Waste/Resource Recovery	0.1	1,143,996
Special Tax	11.4	202,665,660
State	20.1	355,942,908
Tobacco	1.1	19,725,950
Transportation	11.9	211,257,620
Water & Sewer	10.1	178,083,156
Money Market Fund	0.5	8,605,559
	100.0%	$1,771,822,244

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.9%
Alabama: 1.3%
	Alabama Federal Aid Highway Finance Authority, Series A (RB)
$235,000	4.00%, 09/01/27 (c)	$262,166
250,000	5.00%, 09/01/27 (c)	304,287
260,000	Infirmary Health System, Inc., Series A (RB) 4.00%, 02/01/26 (c)	269,643
85,000	Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/46	115,760
210,000	Tuscaloosa City Board of Education (RB) 4.00%, 08/01/26 (c)	225,515
	UAB Medicine Finance Authority, Series B (RB)
110,000	4.00%, 09/01/26 (c)	118,586
220,000	5.00%, 09/01/26 (c)	255,475
280,000	UAB Medicine Finance Authority, Series B2 (RB) 4.00%, 03/01/27 (c)	296,792
260,000	Water Works Board of the City of Birmingham, Series B (RB) 5.00%, 01/01/27 (c)	304,286
		2,152,510
Alaska: 0.1%
215,000	Municipality Of Anchorage, Senior Lien, Series A (RB) 4.00%, 12/01/24 (c)	227,019
Arizona: 0.9%
225,000	Arizona Health Facilities Authority, Series A (RB) 5.00%, 01/01/24 (c)	249,959
215,000	City of Phoenix Civic Improvement Corp., Series D (RB) 4.00%, 07/01/27 (c)	234,920
	Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
350,000	4.00%, 01/01/27 (c)	382,567
270,000	5.00%, 01/01/27 (c)	319,202
220,000	Salt River Project Agricultural Improvement and Power District, Series A (RB) 5.00%, 06/01/25 (c)	254,619
		1,441,267
California: 16.5%
345,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series B (RB)
	5.00%, 05/01/24 (c)	393,959
300,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series E (RB)
	5.00%, 05/01/28 (c)	361,623
315,000	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM) 4.00%, 10/01/26 (c)	343,400
230,000	Anaheim Elementary School District (GO) 3.00%, 08/01/26 (c)	230,143
150,000	Anaheim Public Financing Authority, Series A (RB) 5.00%, 05/01/24 (c)	172,473
345,000	Antelope Valley Community College District (GO) 5.00%, 02/01/25 (c)	399,793
390,000	Bay Area Toll Authority, Series F-1 (RB) 5.00%, 04/01/24 (c)	440,996
220,000	Bay Area Toll Authority, Series S-6 (RB) 5.00%, 10/01/24 (c)	251,172
315,000	Beverly Hills Unified School District (GO) 0.00%, 08/01/26 (c) ^	152,233
250,000	California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	291,645
	California Health Facilities Financing Authority, Series A (RB)
350,000	4.00%, 03/01/26 (c)	373,667
230,000	4.00%, 11/15/27 (c)	248,363
310,000	5.00%, 10/01/24 (c)	351,025
250,000	5.00%, 11/15/25 (c)	292,230
	California Health Facilities Financing Authority, Series B (RB)
300,000	4.00%, 11/15/26 (c)	328,452
155,000	4.00%, 11/15/26 (c)	168,398
350,000	5.00%, 11/15/26 (c)	421,942
415,000	California Infrastructure and Economic Development Bank, Series A (RB) 4.00%, 11/01/23 (c)	436,078
160,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 4.00%, 07/01/27 (c)	170,803
200,000	California Municipal Finance Authority, Orange County Civic Center Infrastructure Improvement Program - Phase I, Series A (RB)
	4.00%, 06/01/27 (c)	217,464
350,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	397,869
	California State University, Series A (RB)
305,000	3.13%, 05/01/26 (c)	314,720
250,000	4.00%, 05/01/26 (c)	272,418
300,000	California Statewide Communities Development Authority, Adventist Health System/West, Series A (RB) 5.00%, 03/01/28 (c)	355,002
	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB)
120,000	4.00%, 07/01/24 (c)	125,795
155,000	5.00%, 07/01/24 (c)	173,603
	California Statewide Communities Development Authority, John Muir Health, Series A (RB)
150,000	4.00%, 08/15/26 (c)	158,093
20,000	4.00%, 08/15/26 (c)	21,339
125,000	California Statewide Communities Development Authority, Los Angeles Jewish Home For The Aging, Series A (RB)
	5.00%, 08/01/22 (c)	140,271
200,000	California Statewide Communities Development Authority, Marin General Hospital, Series A (RB) 4.00%, 08/01/23 (c)	207,332
455,000	Centinela Valley Union High School District, Series B (GO) (AGM) 4.00%, 08/01/26 (c)	491,136
275,000	Cerritos Community College District, Series A (GO) 5.00%, 08/01/24 (c)	316,024
155,000	City of Los Angeles, Department of Airports, Series B (RB) 5.00%, 05/15/25 (c)	179,388
340,000	City of Los Angeles, Wastewater System, Series A (RB) 4.00%, 06/01/25 (c)	363,926
275,000	County of Santa Clara, Series C (GO) 3.00%, 08/01/27 (c)	284,636
195,000	Cupertino Union School District, Series C (GO) 4.00%, 08/01/26 (c)	214,658
300,000	Department of Veterans Affairs of the State of California, Home Purchase Program, Series B (RB) 3.38%, 06/01/26 (c)	309,585
290,000	East Bay Municipal Utility District, Water System, Series B (RB) 4.00%, 06/01/25 (c)	312,846
390,000	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	459,170
170,000	Elk Grove Unified School District (CP) 3.13%, 02/01/26 (c)	171,873
300,000	Fairfield-Suisun Unified School District (GO) 2.75%, 08/01/26 (c)	298,170
130,000	Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	142,180
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
530,000	5.00%, 06/01/25 (c)	610,851
125,000	5.00%, 06/01/25 (c)	144,799
185,000	Hayward Area Recreation and Park District, Series A (GO) 4.00%, 08/01/27 (c)	202,194
105,000	Imperial Irrigation District, Electric System, Series B-2 (RB) 5.00%, 11/01/26 (c)	124,557
165,000	Imperial Irrigation District, Electric System, Series C (RB) 5.00%, 05/01/26 (c)	196,479
185,000	Kaweah Delta Health Care District, Series B (RB) 5.00%, 06/01/25 (c)	207,074
	Livermore Valley Joint Unified School District (GO)
215,000	3.00%, 08/01/26 (c)	214,994
250,000	4.00%, 08/01/26 (c)	273,958
100,000	Los Angeles Community College District, Series J (GO) 4.00%, 08/01/27 (c)	113,420
750,000	Los Angeles County Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 07/01/28 (c)	920,767
	Los Angeles Department of Water and Power, Series A (RB)
335,000	5.00%, 07/01/24 (c)	385,263
105,000	5.00%, 01/01/26 (c)	124,380
300,000	5.00%, 01/01/26 (c)	350,802
340,000	5.00%, 01/01/26 (c)	402,186
540,000	5.00%, 01/01/27 (c)	658,552
250,000	5.00%, 01/01/28 (c)	304,082
275,000	Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/27 (c)	332,643
	Los Angeles Unified School District, Series A (GO)
200,000	4.00%, 07/01/25 (c)	216,600
335,000	5.00%, 07/01/25 (c)	389,729
200,000	Marin Healthcare District, Series A (GO) 4.00%, 08/01/25 (c)	216,786
345,000	Metropolitan Water District of Southern California, Series A (RB) 5.00%, 07/01/25 (c)	405,989
530,000	Miracosta Community College District, Series A (GO) 4.00%, 08/01/27 (c)	584,399
100,000	Montebello Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	106,725
110,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	125,524
380,000	Oxnard School District, Series A (GO) 4.00%, 08/01/27 (c)	412,186
110,000	Peralta Community College District, Series D (GO) 4.00%, 08/01/25 (c)	119,137
125,000	Port of Los Angeles, Harbor Department, Series B (RB) 5.00%, 08/01/24 (c)	142,641
250,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 4.00%, 10/01/25 (c)	273,598
265,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	306,971
250,000	Regents of the University of California, Series AR (RB) 4.00%, 05/15/26 (c)	276,650
370,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 4.13%, 11/01/25 (c)	401,198
150,000	San Diego County Regional Transportation Commission, Series A (RB) 4.75%, 04/01/24 (c)	169,328
250,000	San Diego Unified School District, Series G (GO) 4.00%, 07/01/25 (c)	269,373
	San Diego Unified School District, Series I (GO)
380,000	0.00%, 07/01/25 (c) ^	183,426
425,000	0.00%, 07/01/25 (c) ^	224,987
215,000	3.13%, 07/01/27 (c)	219,468
595,000	4.00%, 07/01/27 (c)	650,502
230,000	San Francisco Bay Area Rapid Transit District, Series E (GO) 4.00%, 08/01/27 (c)	260,257
150,000	San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	163,590
250,000	Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB) 3.00%, 05/15/25 (c)	252,590
250,000	Santa Monica Community College District, Series A (GO) 5.00%, 08/01/28 (c)	308,132
	State of California, Various Purpose (GO)
105,000	4.00%, 09/01/26 (c)	114,156
400,000	5.00%, 10/01/24 (c)	462,648
590,000	5.00%, 09/01/26 (c)	701,964
500,000	5.00%, 11/01/27 (c)	602,630
935,000	5.00%, 10/01/28 (c)	1,142,430
240,000	Victor Valley Community College District (GO) 4.00%, 08/01/26 (c)	259,661
235,000	West Hollywood Public Financing Authority (RB) 4.00%, 04/01/26 (c)	253,017
250,000	West Valley-Mission Community College District, Series A (GO) 4.00%, 08/01/29 (c)	282,590
		27,821,776
Colorado: 2.1%
220,000	Adams and Weld Counties, School District No. 27J (GO) (SAW) 5.00%, 12/01/25 (c)	259,763
550,000	Board of Governors of Colorado State University System (RB) 4.00%, 03/01/28 (c)	609,378
230,000	City and County of Denver, Board of Water Commissioners, Series B (RB) 4.00%, 09/15/27 (c)	252,993
285,000	City and County of Denver, Series A (CP) 4.00%, 06/01/26 (c)	305,845
240,000	City of Aurora, Water Revenue, First Lien (RB) 2.00%, 09/03/19 (c)	239,033
120,000	City of Colorado Springs, Utilities System, Series A (RB) 4.00%, 11/15/25 (c)	128,792
320,000	Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A (RB) 4.00%, 05/15/28 (c)	347,549
280,000	Colorado Health Facilities Authority, Children Hospital, Series A (RB) 5.00%, 06/01/26 (c)	324,145
225,000	Colorado Health Facilities Authority, Vail Valley Center Project (RB) 4.00%, 01/15/26 (c)	237,395
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	272,720
250,000	5.00%, 12/31/24 (c)	273,500
230,000	University of Colorado, Series A-2 (RB) 4.00%, 06/01/28 (c)	258,982
		3,510,095
Connecticut: 1.2%
100,000	Connecticut Housing Finance Authority, Series A-1 (RB) 3.50%, 05/15/25 (c)	102,701
300,000	Connecticut Housing Finance Authority, Series B-1 (RB) 4.00%, 05/15/27 (c)	319,248
15,000	Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	15,642
250,000	Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 5.00%, 06/01/26 (c)	289,415
220,000	Metropolitan District, Clean Water Project, Series A (RB) 5.00%, 11/01/24 (c)	250,743
230,000	State of Connecticut Health and Educational Facilities Authority, Quinnipiac University, Series L (RB) 4.13%, 07/01/25 (c)	245,507
215,000	State of Connecticut, State Revolving Fund, Series A (RB) 5.00%, 05/01/27 (c)	260,348
	University of Connecticut, Series A (RB)
250,000	4.00%, 11/01/28 (c)	277,235
275,000	4.00%, 11/01/28 (c)	305,866
		2,066,705
Delaware: 0.1%
150,000	County of New Castle (GO) 4.00%, 04/01/27 (c)	164,723
District of Columbia: 0.6%
250,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	283,895
250,000	District of Columbia, Series A (GO) 5.00%, 06/01/27 (c)	302,362
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series A (RB)
230,000	3.25%, 04/01/26 (c)	238,354
100,000	5.00%, 04/01/26 (c)	117,428
		942,039
Florida: 4.4%
345,000	Central Florida Expressway Authority (RB) 4.00%, 07/01/27 (c)	377,102
250,000	City of Jacksonville, Series A (RB) 5.25%, 10/01/27 (c)	298,505
	City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA)
170,000	3.00%, 07/01/26 (c)	171,836
200,000	3.25%, 07/01/26 (c)	203,492
255,000	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB) 4.00%, 12/01/25 (c)	265,335
345,000	City of Tampa, Baycare Health System, Series A (RB) 4.00%, 05/15/26 (c)	368,118
900,000	Collier County Water and Sewer District (RB) 3.00%, 07/01/29 (c)	927,261
805,000	County of Miami-Dade (RB) 4.00%, 10/01/26 (c)	874,979
250,000	County of Miami-Dade, Capital Asset Acquisition, Series B (RB) 3.13%, 04/01/26 (c)	256,930
500,000	County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/28 (c)	547,505
210,000	County of Miami-Dade, Water and Sewer System, Series A (RB) 4.00%, 10/01/27 (c)	229,123
	County of Miami-Dade, Water and Sewer System, Series B (RB)
140,000	3.13%, 10/01/27 (c)	142,416
360,000	4.00%, 10/01/27 (c)	399,654
125,000	Greater Orlando Aviation Authority, Airport Facilities, Series B (RB) 5.00%, 10/01/26 (c)	147,845
260,000	Halifax Hospital Medical Center (RB) 3.75%, 06/01/26 (c)	266,859
140,000	JEA Electric System, Series Three A (RB) 3.75%, 04/01/20 (c)	140,623
135,000	Miami Beach Redevelopment Agency, Historic Convention Village, Series A (AGM) (TA) 5.00%, 02/01/24 (c)	153,036
160,000	Miami Beach Redevelopment Agency, Historic Convention Village, Series B (AGM) (TA) 5.00%, 02/01/24 (c)	180,394
	Miami-Dade County Educational Facilities Authority, Series A (RB)
240,000	4.00%, 04/01/25 (c)	253,879
465,000	5.00%, 04/01/25 (c)	526,147
265,000	Orange County Health Facilities Authority (RB) 4.00%, 10/01/26 (c)	283,319
355,000	Palm Beach County, Public Improvement, Professional Sports Franchise Facility Project, Series D (RB) 5.00%, 12/01/25 (c)	419,344
		7,433,702
Georgia: 2.0%
260,000	Burke County Development Authority, Series D (RB) 4.13%, 02/01/28 (c)	274,700
150,000	County of Paulding, Water and Sewerage Revenue (RB) 3.00%, 12/01/26 (c)	149,291
90,000	Dahlonega Downtown Development Authority (RB) 3.13%, 07/01/23 (c)	90,703
185,000	Dalton-Whitfield County Joint Development Authority (RB) 4.00%, 02/15/28 (c)	200,610
115,000	Forsyth County School District (GO) 5.00%, 02/01/28 (c)	142,097
350,000	Georgia Higher Education Facilities Authority, USG Real Estate Foundation I, LLC Project (RB) 4.13%, 06/15/25 (c)	378,465
165,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series A (RB) (AGM) (SAW) 3.35%, 06/01/28 (c)	171,374
150,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series A-1 (RB) 3.20%, 12/01/25 (c)	154,064
	Georgia Housing and Finance Authority, Single Family Mortgage, Series B (RB)
150,000	3.55%, 12/01/26 (c)	156,602
450,000	4.05%, 12/01/27 (c)	488,538
	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
115,000	3.35%, 12/01/25 (c)	117,928
120,000	3.35%, 12/01/25 (c)	123,055
335,000	Gwinnett County School District (GO) (SAW) 5.00%, 02/01/29 (c)	419,316
165,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	175,682
150,000	Private Colleges and Universities Authority, Emory University, Series B (RB) 3.00%, 10/01/24 (c)	151,383
100,000	State of Georgia, Series A (GO) 3.00%, 02/01/27 (c)	102,714
		3,296,522
Hawaii: 0.1%
130,000	City and County of Honolulu, Series A (GO) 5.00%, 10/01/25 (c)	152,017
Idaho: 0.1%
190,000	Idaho Health Facilities Authority, Series A (RB) 5.00%, 03/01/24 (c)	209,785
Illinois: 5.4%
100,000	Chicago Board of Education (ST) 6.00%, 04/01/27 (c)	117,554
250,000	Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/26 (c)	286,213
	Chicago O’Hare International Airport, Series C (RB)
165,000	5.00%, 01/01/26 (c)	191,903
150,000	5.00%, 01/01/27 (c)	175,842
	Chicago O’Hare International Airport, Series D (RB)
510,000	5.00%, 01/01/25 (c)	573,949
150,000	5.00%, 01/01/27 (c)	173,658
255,000	5.00%, 01/01/27 (c)	296,652
250,000	Chicago O’Hare International Airport, Series F (RB) 5.00%, 01/01/27 (c)	289,430
500,000	Chicago Transit Authority, Second Lien (RB) (AGM) 5.00%, 12/01/26 (c)	563,515
250,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	276,765
	City of Chicago, Series A (GO)
1,000,000	5.00%, 01/01/29 (c)	1,110,030
350,000	6.00%, 01/01/27 (c)	410,231
	City of Chicago, Water Revenue, Second Lien (RB)
405,000	5.00%, 11/01/24 (c)	446,517
250,000	5.00%, 11/01/27 (c)	291,315
	County of Cook (RB)
150,000	4.00%, 11/15/27 (c)	163,383
160,000	4.00%, 11/15/27 (c)	173,363
115,000	County of Will (GO) 4.00%, 11/15/25 (c)	125,333
180,000	Illinois Finance Authority (RB) 4.00%, 02/15/27 (c)	195,885
230,000	Illinois Finance Authority, Advocate Health Care Network (RB) 4.13%, 05/01/25 (c)	243,853
355,000	Illinois Finance Authority, DePaul University, Series A (RB) 3.00%, 10/01/26 (c)	357,240
510,000	Illinois Finance Authority, Mercy Health Corp. (RB) 5.00%, 06/01/26 (c)	572,725
300,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 4.13%, 11/15/25 (c)	321,036
140,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/25 (c)	161,787
370,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/26 (c)	426,995
165,000	Northern Illinois Municipal Power Agency, Series A (RB) 4.00%, 12/01/26 (c)	174,928
	State of Illinois, Series A (GO)
630,000	5.00%, 05/01/28 (c)	694,518
250,000	5.00%, 05/01/28 (c)	276,125
		9,090,745
Indiana: 0.7%
240,000	Indiana Finance Authority, Stadium Project, Series A (RB) 5.25%, 08/01/25 (c)	285,528
190,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 07/01/26 (c)	220,923
120,000	Richmond Hospital Authority, Reid Hospital Project, Series A (RB) 5.00%, 01/01/25 (c)	133,436
515,000	Trustees of Indiana University, Series A (RB) 4.00%, 06/01/25 (c)	556,138
		1,196,025
Iowa: 0.4%
	Iowa Higher Education Loan Authority (RB)
300,000	5.00%, 12/01/26 (c)	356,016
250,000	5.00%, 12/01/26 (c)	297,397
		653,413
Kansas: 0.6%
200,000	Johnson and Miami Counties Unified School District No. 230 Spring Hills (GO) 4.00%, 09/01/26 (c)	220,476
180,000	Johnson County, Series A (GO) 4.00%, 09/01/27 (c)	202,894
	Sedgwick County Unified School District No. 260, Series B (GO)
150,000	4.00%, 10/01/26 (c)	164,610
300,000	5.00%, 10/01/26 (c)	350,049
125,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/27 (c)	152,351
		1,090,380
Kentucky: 1.1%
500,000	Commonwealth of Kentucky, Series A (CP) 4.00%, 04/15/28 (c)	536,605
600,000	Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/28 (c)	646,932
	Louisville and Jefferson County, Metropolitan Sewer District, Series A (RB)
345,000	3.00%, 11/15/25 (c)	332,290
235,000	3.25%, 11/15/26 (c)	235,815
140,000	University of Kentucky, Series A (RB) 3.25%, 04/01/25 (c)	143,661
		1,895,303
Louisiana: 1.5%
235,000	East Baton Rouge Sewerage Commission, Series B (RB) 4.00%, 02/01/25 (c)	252,103
230,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB)
	4.00%, 10/01/27 (c)	244,097
	Louisiana Public Facilities Authority, Louisiana State University Nicholson Gateway Project (RB)
315,000	5.00%, 07/01/26 (c)	353,061
340,000	5.00%, 07/01/26 (c)	382,663
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB)
230,000	4.00%, 05/15/27 (c)	243,122
280,000	4.25%, 05/15/25 (c)	298,796
240,000	New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/27 (c)	277,910
500,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series A (RB) 4.50%, 05/01/25 (c)	552,335
		2,604,087
Maine: 0.2%
250,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/27 (c)	304,955
Maryland: 1.4%
190,000	City of Baltimore, Water Projects, Series A (RB) 5.00%, 01/01/25 (c)	216,739
250,000	County of Baltimore (GO) 4.00%, 03/01/28 (c)	277,730
115,000	Maryland Health and Higher Educational Facilities Authority (RB) 4.00%, 07/01/24 (c)	121,471
270,000	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB) 4.00%, 07/01/26 (c)	283,127
	Maryland Health and Higher Educational Facilities Authority, Series A (RB)
260,000	4.00%, 05/15/27 (c)	279,201
220,000	5.00%, 07/01/26 (c)	253,178
150,000	Maryland Health and Higher Educational Facilities Authority, Series D (RB) 4.00%, 01/01/28 (c)	161,240
100,000	Prince George’s County, Regional Medical Center (CP) 3.25%, 10/01/27 (c)	101,095
270,000	Trinity Health Credit Group, Maryland Health and Higher Educational Facility, Series MD (RB) 4.00%, 06/01/27 (c)	293,922
390,000	Washington Suburban Sanitary District (GO) 4.00%, 06/01/24 (c)	420,790
		2,408,493
Massachusetts: 4.6%
175,000	Boston Water and Sewer Commission, Series A (RB) 3.63%, 11/01/24 (c)	181,561
160,000	Boston Water and Sewer Commission, Series B (RB) 3.00%, 11/01/23 (c)	160,734
315,000	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/28 (c)	379,399
	Commonwealth of Massachusetts, Series A (GO)
430,000	5.00%, 03/01/24 (c)	485,556
275,000	5.00%, 04/01/27 (c)	328,295
	Commonwealth of Massachusetts, Series E (GO)
120,000	3.00%, 04/01/25 (c)	119,940
275,000	3.25%, 09/01/25 (c)	281,300
440,000	4.00%, 04/01/25 (c)	473,119
375,000	4.00%, 09/01/25 (c)	406,462
295,000	4.00%, 09/01/25 (c)	320,149
245,000	Commonwealth of Massachusetts, Series G (GO) 3.00%, 09/01/26 (c)	244,488
230,000	Commonwealth of Massachusetts, Series J (GO) 4.00%, 12/01/26 (c)	251,339
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/27 (c)	119,465
250,000	Massachusetts Development Finance Agency (RB) 4.00%, 10/01/27 (c)	275,960
250,000	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 4.00%, 07/01/26 (c)	262,940
200,000	Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	225,194
	Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Series N (RB)
200,000	5.00%, 12/01/26 (c)	231,914
290,000	5.00%, 12/01/26 (c)	344,024
300,000	Massachusetts Development Finance Agency, Lahey Health System Obligated Group Issue, Series F (RB) 5.00%, 08/15/25 (c)	340,509
280,000	Massachusetts Development Finance Agency, Series D (RB) 5.00%, 07/01/25 (c)	310,839
250,000	Massachusetts Development Finance Agency, Suffolk University (RB) 4.00%, 07/01/27 (c)	266,455
600,000	Massachusetts Development Finance Agency, UMass Health Care, Series L (RB) 3.63%, 07/01/27 (c)	620,208
565,000	Massachusetts School Building Authority, Series C (RB) 5.00%, 08/15/25 (c)	662,095
290,000	Massachusetts Water Resources Authority, Series C (RB) 4.00%, 08/01/26 (c)	321,822
150,000	Massachusetts Water Resources Authority, Series D (RB) 3.00%, 08/01/26 (c)	151,973
		7,765,740
Michigan: 2.0%
390,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	447,587
220,000	Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	255,805
	Michigan Finance Authority, Henry Ford Health System (RB)
225,000	4.00%, 11/15/26 (c)	241,076
110,000	4.00%, 11/15/26 (c)	119,560
135,000	Michigan Finance Authority, Henry Ford Health System, Series A (RB) 5.00%, 11/02/29 (c)	161,387
	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB)
410,000	4.00%, 06/01/25 (c)	442,107
150,000	4.00%, 06/01/27 (c)	162,191
500,000	5.00%, 06/01/22 (c)	545,100
	Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB)
100,000	3.70%, 12/01/25 (c)	105,062
545,000	4.00%, 06/01/28 (c)	578,926
190,000	Wayne County Airport Authority, Series A (RB) 5.00%, 12/01/27 (c)	224,430
		3,283,231
Minnesota: 0.2%
125,000	City of Apple Valley, Minnesota Senior Living LLC Project, Series A (RB) 4.50%, 01/01/22 (c)	128,033
165,000	State of Minnesota, Series B (GO) 3.25%, 08/01/28 (c)	174,730
		302,763
Mississippi: 0.2%
230,000	State of Mississippi, Series A (GO) 4.00%, 10/01/27 (c)	260,004
Missouri: 0.6%
250,000	Health and Educational Facilities Authority, Mercy Health, Series F (RB) 4.00%, 11/15/24 (c)	264,315
130,000	Health and Educational Facilities Authority, Saint Louis University (RB) 5.00%, 10/01/25 (c)	150,630
	Health and Educational Facilities Authority, Variable Rate Facilities, Series C (RB)
315,000	4.00%, 07/01/26 (c) (p)	337,929
235,000	4.00%, 11/15/27 (c)	258,340
		1,011,214
Montana: 0.1%
220,000	Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.13%, 07/01/28 (c)	228,899
Nebraska: 0.8%
475,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 09/01/37	617,068
505,000	Nebraska Public Power District, Series A-2 (RB) 5.00%, 01/01/22 (c)	541,203
210,000	Sarpy County Hospital Authority No. 1 (RB) 3.00%, 05/15/26 (c)	207,482
		1,365,753
Nevada: 0.7%
390,000	City of Carson, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	446,686
250,000	County of Washoe, Nevada Highway, Fuel Tax (RB) 5.00%, 02/01/29 (c)	302,305
200,000	Las Vegas Convention and Visitors Authority, Series C (RB) 4.00%, 07/01/26 (c)	213,194
100,000	Las Vegas Redevelopment Agency (TA) 5.00%, 06/15/26 (c)	112,673
135,000	Las Vegas Valley Water District, Series A (GO) 4.00%, 02/01/27 (c)	148,385
		1,223,243
New Hampshire: 0.3%
265,000	New Hampshire Municipal Bond Bank, Series B (RB) 4.00%, 08/15/27 (c)	293,721
200,000	New Hampshire Municipal Bond Bank, Series D (RB) 4.00%, 08/15/26 (c)	220,310
		514,031
New Jersey: 3.2%
	Atlantic County Improvement Authority, Series A (RB) (AGM)
140,000	3.25%, 07/01/26 (c)	142,813
165,000	4.00%, 07/01/26 (c)	176,418
320,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 04/01/28 (c)	364,579
130,000	New Jersey Health Care Facilities Financing Authority, Series A (RB) 5.00%, 07/01/24 (c)	147,930
235,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 5.00%, 12/15/28 (c)	272,866
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
910,000	4.50%, 12/15/28 (c)	983,173
485,000	4.75%, 06/15/25 (c)	526,307
100,000	5.00%, 06/15/24 (c)	108,733
380,000	New Jersey Turnpike Authority, Series A (RB) 4.00%, 01/01/29 (c)	419,159
100,000	New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/28 (c)	120,083
215,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	244,947
210,000	New Jersey Turnpike Authority, Series G (RB) 4.00%, 01/01/28 (c)	230,899
	Rutgers, State University of New Jersey, Series M (RB)
290,000	3.13%, 05/01/21 (c)	292,419
125,000	3.13%, 05/01/21 (c)	125,910
	Tobacco Settlement Financing Corp., Series A (RB)
205,000	5.00%, 06/01/28 (c)	229,334
405,000	5.00%, 06/01/28 (c)	471,566
500,000	Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/28 (c)	541,755
		5,398,891
New York: 14.1%
	Brooklyn Arena Local Development Corp., Series A (RB) (AGM)
110,000	3.00%, 01/15/27 (c)	110,193
140,000	3.00%, 01/15/27 (c)	141,572
	Build NYC Resource Corp., New York Law School Project (RB)
240,000	4.00%, 01/01/26 (c)	244,346
500,000	5.00%, 01/01/26 (c)	548,155
	City of New York, Series B-1 (GO)
200,000	5.00%, 10/01/27 (c)	242,304
100,000	5.00%, 10/01/27 (c)	122,051
100,000	City of New York, Series D-1 (GO) 5.00%, 12/01/28 (c)	123,104
125,000	County of Nassau, Series C (GO) 5.00%, 04/01/26 (c)	144,534
255,000	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	291,442
115,000	Dutchess County Local Development Corp., Marist College Project, Series A (RB) 5.00%, 07/01/25 (c)	131,743
	Hudson Yards Infrastructure Corp., Series A (RB)
500,000	4.00%, 02/15/27 (c)	548,295
1,160,000	5.00%, 02/15/27 (c)	1,386,966
290,000	Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Series A (RB) 4.00%, 11/01/27 (c)	299,509
300,000	Long Island Power Authority (RB) 5.00%, 09/01/27 (c)	357,081
	Metropolitan Transportation Authority, Series A (RB)
300,000	5.00%, 05/15/25 (c)	342,492
715,000	5.00%, 11/15/28 (c)	869,519
285,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 05/15/26 (c)	335,069
155,000	Metropolitan Transportation Authority, Series B (RB) 5.25%, 05/15/25 (c)	178,800
	Metropolitan Transportation Authority, Series C-1 (RB)
225,000	5.00%, 11/15/26 (c)	265,199
250,000	5.25%, 11/15/26 (c)	294,218
250,000	Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/40 ^	128,483
250,000	Metropolitan Transportation Authority, Series D (RB) 4.00%, 05/15/28 (c)	273,248
250,000	Metropolitan Transportation Authority, Series D-1 (RB) 5.25%, 11/15/24 (c)	289,190
	MTA Hudson Rail Yards Trust, Series A (RB)
270,000	5.00%, 11/15/19 (c)	272,560
145,000	5.00%, 11/15/23 (c)	160,564
275,000	New York City Housing Development Corp., Series D (RB) 3.65%, 02/01/25 (c)	284,499
	New York City Housing Development Corp., Sustainable Neighborhood Bonds, Series G-1 (RB)
425,000	3.45%, 11/01/25 (c)	444,329
250,000	3.75%, 11/01/25 (c)	258,850
375,000	New York City Municipal Water Finance Authority, Series BB-2 (RB) 5.00%, 06/15/25 (c)	434,355
190,000	New York City Municipal Water Finance Authority, Series CC-1 (RB) 4.00%, 12/15/26 (c)	210,435
400,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series AA (RB) 5.00%, 06/15/24 (c)	457,096
105,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB) 4.00%, 06/15/24 (c)	113,086
175,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 4.00%, 06/15/27 (c)	193,967
205,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB) 5.00%, 06/15/25 (c)	239,692
235,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 4.00%, 01/15/26 (c)	255,104
250,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-3 (RB) (SAW) 5.00%, 07/15/28 (c)	308,620
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
315,000	4.00%, 05/01/26 (c)	344,446
250,000	5.00%, 08/01/25 (c)	293,500
260,000	5.00%, 08/01/28 (c)	315,541
170,000	5.00%, 08/01/28 (c)	210,327
500,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-3 (RB) 5.00%, 08/01/27 (c)	599,925
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
400,000	4.00%, 08/01/27 (c)	441,056
500,000	5.00%, 08/01/24 (c)	577,950
250,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB) 4.00%, 05/01/29 (c)	283,348
285,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 05/01/27 (c)	338,893
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-3 (RB)
175,000	3.00%, 02/01/26 (c)	177,856
245,000	3.00%, 02/01/26 (c)	249,804
230,000	New York Convention Center Development Corp., Series A (RB) 0.00%, 11/15/47 ^	91,933
205,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Series 1 (RB) 4.00%, 07/01/27 (c)	228,343
	New York State Dormitory Authority, New York University, Series A (RB)
160,000	2.13%, 07/01/21 (c)	159,606
375,000	4.00%, 07/01/26 (c)	412,080
200,000	4.00%, 07/01/26 (c)	218,846
600,000	5.00%, 07/01/28 (c)	740,202
235,000	5.00%, 07/01/28 (c)	288,698
390,000	5.00%, 07/01/28 (c)	477,165
250,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 08/15/26 (c)	295,195
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
250,000	4.00%, 03/15/27 (c)	273,778
800,000	4.00%, 03/15/27 (c)	873,520
155,000	5.00%, 03/15/24 (c)	176,404
150,000	5.00%, 03/15/27 (c)	178,359
420,000	New York State Dormitory Authority, The New School, Series A (RB) 5.00%, 01/01/27 (c)	488,846
225,000	New York State Housing Finance Agency, Series D (RB) 3.70%, 05/01/28 (c)	236,322
195,000	New York State Housing Finance Agency, Series M (RB) 3.75%, 11/01/26 (c)	203,321
	New York State Urban Development Corp., State Personal Income, Series A (RB)
115,000	5.00%, 09/15/25 (c)	135,072
500,000	5.00%, 09/15/28 (c)	605,625
450,000	Port Authority of New York and New Jersey, Series 194 (RB) 5.00%, 10/15/25 (c)	528,844
190,000	State of New York Mortgage Agency, Series 203 (RB) 3.50%, 04/01/26 (c)	196,245
300,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	354,219
130,000	Triborough Bridge and Tunnel Authority, Series B-3 (RB) 5.00%, 11/15/25 (c)	153,396
	Utility Debt Securitization Authority (RB)
160,000	5.00%, 12/15/25 (c)	190,755
550,000	5.00%, 12/15/27 (c)	674,041
310,000	Westchester County Local Development Corp., Medical Center (RB) 3.75%, 11/01/25 (c)	319,315
		23,633,446
North Carolina: 0.8%
100,000	North Carolina Agricultural and Technical State University, Series A (RB) 5.00%, 10/01/25 (c)	115,252
265,000	North Carolina Capital Facilities Finance Agency, Duke University Project, Series B (RB) 5.00%, 10/01/25 (c)	308,532
	North Carolina Housing Finance Agency Home Ownership, Series 39-B (RB)
150,000	3.85%, 07/01/27 (c)	160,554
350,000	4.00%, 07/01/27 (c)	371,700
350,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	382,357
		1,338,395
Ohio: 2.2%
	American Municipal Power, Inc., Series A (RB)
190,000	4.00%, 02/15/26 (c)	202,502
220,000	5.00%, 02/15/26 (c)	251,821
240,000	City of Chillicothe, Hospital Facilities, Adena Health System Obligated Group Project (RB) 4.00%, 12/01/27 (c)	257,030
100,000	City of Cleveland, Airport System Revenue, Series B (RB) 5.00%, 07/01/28 (c)	117,679
100,000	Clermont County Port Authority, West Clermont Local School District Project (RB) 4.25%, 12/01/25 (c)	106,429
375,000	Columbus City School District (GO) 5.00%, 12/01/26 (c)	444,896
150,000	County of Allen, Mercy Health, Series A (RB) 5.00%, 11/01/24 (c)	167,565
260,000	County of Franklin (RB) 5.00%, 06/01/27 (c)	304,044
250,000	County of Hamilton, Healthcare Improvement, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	273,623
150,000	Euclid City School District, Series A (GO) (SD CRED PROG) 4.00%, 01/15/26 (c)	159,524
190,000	North Royalton City School District (GO) 5.00%, 06/01/25 (c)	218,633
565,000	Northeast Ohio Regional Sewer District (RB) 5.00%, 11/15/24 (c)	646,236
210,000	Ohio Housing Finance Agency, Series D (RB) 3.63%, 09/01/26 (c)	218,780
250,000	State of Ohio, Higher Education, Series A (GO) 5.00%, 02/01/26 (c)	295,745
		3,664,507
Oklahoma: 0.4%
250,000	Edmond Public Works Authority (RB) 4.00%, 07/01/27 (c)	271,648
350,000	Oklahoma Turnpike Authority, Series A (RB) 4.00%, 01/01/26 (c)	376,705
100,000	University of Oklahoma, Series C (RB) 4.00%, 07/01/25 (c)	108,014
		756,367
Oregon: 1.8%
335,000	City of Portland, Sewer System Revenue, Series B (RB) 4.00%, 10/01/24 (c)	358,758
190,000	Lake Oswego School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	208,958
295,000	Multnomah County School District No. 1J, Series B (GO) (SBG) 3.25%, 06/15/27 (c)	304,968
175,000	North Clackamas School District No. 12, Series A (GO) (SBG) 0.00%, 06/15/27 (c) ^	82,292
170,000	Oregon Health and Science University, Series B (RB) 4.00%, 07/01/26 (c)	183,534
240,000	Salem Hospital Facility Authority, Series A (RB) 4.00%, 05/15/26 (c)	254,573
510,000	Sherwood School District No. 88J, Series A (GO) (SBG) 0.00%, 06/15/28 (c) ^	165,505
	State of Oregon, Higher Education, Series G (GO)
500,000	3.00%, 08/01/29 (c)	515,125
500,000	3.00%, 08/01/29 (c)	516,840
455,000	3.00%, 08/01/29 (c)	472,413
		3,062,966
Pennsylvania: 6.1%
200,000	Berks County Industrial Development Authority (RB) 5.00%, 11/01/27 (c)	229,002
180,000	Chester County Health and Education Facilities Authority, Series A (RB) 4.00%, 10/01/27 (c)	194,612
1,170,000	Commonwealth of Pennsylvania, Series A (CP) (FHA) 4.00%, 01/30/28 (c)	1,276,564
500,000	County of Allegheny, Series C-77 (GO) 5.00%, 11/01/28 (c)	605,025
140,000	Delaware County Authority, Series A (RB) 3.75%, 04/01/27 (c)	148,096
230,000	Geisinger Authority, Health System, Series A-2 (RB) 4.00%, 02/15/27 (c)	249,881
610,000	General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group, Series A (RB) 4.00%, 06/01/29 (c)	672,793
145,000	Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/24 (c)	157,846
110,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	131,639
150,000	Montgomery County Industrial Development Authority (RB) 5.00%, 11/15/26 (c)	173,873
115,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB) 4.00%, 08/15/25 (c)	122,349
	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123 B (RB)
195,000	3.20%, 10/01/25 (c)	198,128
250,000	3.90%, 10/01/26 (c)	266,538
455,000	4.00%, 10/01/26 (c)	481,244
260,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 125 B (RB) 3.65%, 04/01/27 (c)	271,567
250,000	Pennsylvania Turnpike Commission (RB) 4.00%, 12/01/27 (c)	273,395
155,000	Pennsylvania Turnpike Commission, Motor License, Second Series (RB) 5.00%, 12/01/27 (c)	182,489
650,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior, Series A (RB) (AGM) 5.00%, 12/01/28 (c)	775,853
	Pennsylvania Turnpike Commission, Series A (RB) (AGM)
125,000	4.00%, 12/01/26 (c)	136,889
500,000	5.00%, 12/01/29 (c)	589,650
150,000	Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/27 (c)	176,694
	Pennsylvania Turnpike Commission, Series B (RB)
230,000	5.00%, 12/01/25 (c)	264,535
100,000	5.00%, 12/01/25 (c)	116,583
125,000	5.00%, 12/01/25 (c)	141,418
205,000	5.00%, 12/01/25 (c)	236,998
100,000	Philadelphia Authority for Industrial Development, Temple University, First Series (RB) 5.00%, 04/01/25 (c)	113,331
330,000	Philadelphia Authority for Industrial Development, The Children Hospital Project, Series A (RB) 5.00%, 07/01/24 (c)	376,111
305,000	Philadelphia Gas Works Co., Fifteenth Series (RB) 5.00%, 08/01/27 (c)	354,803
100,000	School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26 (c)	116,074
220,000	State College Area School District (GO) (SAW) 5.00%, 03/15/25 (c)	253,119
145,000	West View Municipal Authority Water Revenue (RB) 4.00%, 11/15/24 (c)	154,606
710,000	Westmoreland County Municipal Authority (RB) 5.00%, 08/15/27 (c)	858,269
		10,299,974
Rhode Island: 0.2%
310,000	Rhode Island Health and Educational Building Corp., Brown University Issue, Series A (RB) 4.00%, 09/01/27 (c)	346,757
South Carolina: 1.3%
100,000	Brookland-Cayce School District No. 2, Lexington County (GO) 3.00%, 03/01/26 (c)	101,344
195,000	Greenville Health System, Series B (RB) 5.00%, 05/01/24 (c)	216,863
100,000	Lexington County School District No. 2 (GO) 3.00%, 03/01/26 (c)	101,570
	South Carolina Public Service Authority, Series A (RB)
125,000	4.00%, 06/01/25 (c)	132,416
205,000	5.00%, 06/01/25 (c)	231,189
125,000	5.50%, 06/01/24 (c)	141,216
	South Carolina Public Service Authority, Series C (RB)
120,000	4.00%, 12/01/24 (c)	126,554
200,000	5.00%, 12/01/24 (c)	224,536
185,000	South Carolina Public Service Authority, Series E (RB) 5.25%, 12/01/25 (c)	212,598
665,000	South Carolina Transportation Infrastructure Bank, Series A (RB) 3.00%, 10/01/25 (c)	675,813
		2,164,099
Tennessee: 1.2%
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
250,000	5.00%, 10/01/24 (c)	276,570
375,000	5.00%, 10/01/24 (c)	412,706
125,000	Metropolitan Nashville Airport Authority, Series A (RB) 5.00%, 07/01/25 (c)	142,531
	Sullivan County (GO)
250,000	3.75%, 05/01/26 (c)	259,800
230,000	4.00%, 05/01/26 (c)	248,228
585,000	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series B (RB) 5.00%, 11/01/25 (c)	680,296
		2,020,131
Texas: 11.0%
190,000	Aldine Independent School District (GO) 3.13%, 02/15/25 (c)	193,184
350,000	Alvin Independent School District (GO) 3.38%, 02/15/28 (c)	366,296
150,000	Board of Regents of Houston University System, Series C (RB) 4.00%, 02/15/26 (c)	164,310
215,000	Board of Regents of Texas University System, Series B (RB) 2.50%, 08/15/21 (c)	216,765
650,000	Board of Regents of the University of Texas System, Series E (RB) 4.00%, 08/15/27 (c)	718,217
250,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	285,793
250,000	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB) 5.00%, 07/01/25 (c)	283,500
175,000	Central Texas Turnpike System, Series B (RB) 5.00%, 08/15/24 (c)	198,090
145,000	City of Arlington, Senior Lien Special Tax, Series A (AGM) (ST) 4.00%, 02/15/28 (c)	158,691
280,000	City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	330,534
260,000	City of Corpus Christi, Utility System, Series C (RB) 5.00%, 07/15/25 (c)	296,616
190,000	City of Dallas (GO) (AGM) 3.25%, 02/15/27 (c)	196,667
200,000	City of Dallas, Waterworks and Sewer System, Series A (RB) 4.00%, 10/01/26 (c)	221,884
280,000	City of Denton (GO) 4.00%, 02/15/27 (c)	303,316
285,000	City of El Paso (GO) 4.00%, 08/15/26 (c)	306,840
440,000	City of Houston, Combined Utility System, First Lien, Series B (RB) 4.00%, 11/15/26 (c)	487,529
220,000	City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/28 (c)	267,392
265,000	Cleburne Independent School District (GO) 5.00%, 02/15/26 (c)	308,749
	Collin County Community College District (GO)
150,000	3.50%, 08/15/22 (c)	153,095
300,000	3.50%, 08/15/24 (c)	311,004
250,000	Coppell Independent School District (GO) 4.00%, 08/15/28 (c)	276,370
	County of Bexar, Combined Venue Tax (RB) (AGM)
55,000	3.75%, 08/15/24 (c)	57,281
220,000	4.00%, 06/15/26 (c)	240,332
195,000	County of Harris, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series A (RB)
	3.13%, 07/01/26 (c)	199,569
350,000	County of Harris, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 3.00%, 10/01/29 (c)	352,873
185,000	County of Harris, Cultural Education Facilities Finance Corp., Thermal Utility Project (RB) 4.00%, 11/15/27 (c)	205,702
	County of Harris, Toll Road Senior Lien, Series A (RB)
150,000	4.00%, 02/15/28 (c)	168,837
340,000	5.00%, 08/15/26 (c)	399,327
400,000	County of Travis, Series A (GO) 5.00%, 03/01/29 (c)	497,536
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
220,000	5.00%, 12/01/25 (c)	254,320
175,000	5.00%, 12/01/25 (c)	203,620
	Frisco Independent School District (GO)
200,000	4.00%, 02/15/25 (c)	214,452
1,020,000	4.00%, 02/15/27 (c)	1,116,767
640,000	Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	764,435
215,000	Keller Independent School District (GO) 4.00%, 08/15/25 (c)	232,639
200,000	Klein Independent School District (GO) 4.00%, 08/01/26 (c)	216,874
305,000	Klein Independent School District, Series A (GO) 4.00%, 08/01/25 (c)	328,226
	Leander Independent School District, Series A (GO)
125,000	0.00%, 08/16/26 (c) ^	48,739
1,460,000	0.00%, 08/16/26 (c) ^	623,157
300,000	2.25%, 09/03/19 (c)	300,000
100,000	Leander Independent School District, Series D (GO) 0.00%, 08/15/24 (c) ^	46,019
	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series A-1 (RB)
300,000	5.00%, 07/01/26 (c)	338,844
520,000	5.00%, 07/01/26 (c)	589,404
290,000	North Texas Tollway Authority System, First Tier, Series A (RB) 4.00%, 01/01/26 (c)	311,730
345,000	North Texas Tollway Authority System, First Tier, Series B (RB) 5.00%, 01/01/23 (c)	381,577
160,000	Regents of the University of Texas, Series B (RB) 4.00%, 02/15/26 (c)	176,360
145,000	San Jacinto College District, Series B (GO) 3.38%, 02/15/26 (c)	150,158
325,000	State of Texas, Series D (GO) 4.00%, 05/15/25 (c)	348,978
450,000	State of Texas, Transportation Commission, Mobility Fund, Series A (GO) 5.00%, 10/01/24 (c)	519,592
115,000	Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project, Series A (RB)
	4.00%, 05/15/26 (c)	122,896
125,000	Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B (RB) 5.00%, 01/01/29 (c)	148,155
220,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 4.00%, 08/15/26 (c)	236,053
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
150,000	5.00%, 08/15/24 (c)	167,094
290,000	5.00%, 08/15/24 (c)	325,322
	Texas Water Development Board (RB)
400,000	4.00%, 10/15/26 (c)	445,332
485,000	5.00%, 10/15/26 (c)	574,521
	Texas Water Development Board, Master Trust, Series A (RB)
325,000	4.00%, 04/15/28 (c)	355,361
265,000	5.00%, 10/15/25 (c)	310,479
340,000	5.00%, 04/15/28 (c)	412,107
		18,429,510
Utah: 0.8%
360,000	Salt Lake City, International Airport, Series B (RB) 5.00%, 07/01/28 (c)	434,621
	Utah County, IHC Health Services, Inc., Series B (RB)
210,000	3.00%, 05/15/26 (c)	210,485
350,000	4.00%, 05/15/24 (c)	370,100
220,000	Utah Transit Authority, Subordinated Sales Tax, Series A (RB) 5.00%, 06/15/25 (c)	256,390
		1,271,596
Vermont: 0.2%
220,000	Vermont Educational and Health Buildings Financing Agency, Series B (RB) 5.00%, 06/01/26 (c)	253,363
Virginia: 0.8%
260,000	Chesapeake Bay Bridge and Tunnel District (RB) (AGM) 5.00%, 07/01/26 (c)	306,145
250,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series B (RB) 4.00%, 05/15/28 (c)	271,500
250,000	Norfolk Economic Development Authority, Series B (RB) 4.00%, 11/01/28 (c)	274,018
	Virginia Commonwealth Transportation Board (RB)
105,000	3.00%, 05/15/26 (c)	106,077
150,000	3.25%, 05/15/28 (c)	154,838
195,000	Virginia Small Business Financing Authority, Hampton University (RB) 4.00%, 10/01/24 (c)	204,356
		1,316,934
Washington: 2.5%
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
210,000	5.00%, 11/01/25 (c)	245,144
245,000	5.00%, 11/01/25 (c)	290,065
450,000	City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	492,763
230,000	City of Seattle, Municipal Light and Power Improvement, Series C (RB) 4.00%, 09/01/27 (c)	254,095
590,000	County of King, Housing Authority, Ballinger Commons Apartments (RB) 3.50%, 05/01/28 (c)	625,406
	State of Washington, Various Purpose, Series A (GO)
340,000	5.00%, 08/01/26 (c)	402,880
200,000	5.00%, 08/01/27 (c)	242,576
195,000	Tacoma School District No. 10 (GO) (SBG) 5.25%, 12/01/24 (c)	229,416
475,000	University of Washington, Series A (RB) 4.00%, 12/01/26 (c)	522,562
435,000	Washington Health Care Facilities Authority, MultiCare Health System, Series A (RB) 5.00%, 08/15/25 (c)	495,043
205,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 4.00%, 08/15/27 (c)	212,376
125,000	Washington State Convention Center Public Facilities District (RB) 4.00%, 07/01/28 (c)	133,419
		4,145,745
West Virginia: 0.7%
310,000	State of West Virginia, Series B (GO) 4.00%, 06/01/28 (c)	345,836
505,000	West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Series A (RB) 4.00%, 01/01/29 (c)	537,138
	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB)
160,000	3.25%, 06/01/26 (c)	161,818
200,000	4.00%, 06/01/28 (c)	212,578
		1,257,370
Wisconsin: 1.2%
250,000	Village of Mount Pleasant, Series A (TA) 5.00%, 04/01/28 (c)	294,085
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
275,000	4.00%, 05/15/26 (c)	294,830
410,000	4.50%, 05/15/26 (c)	461,689
205,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 4.00%, 04/01/27 (c)	222,771
225,000	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 3.50%, 02/15/26 (c)	227,482
	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series C (RB)
115,000	4.00%, 02/15/27 (c)	119,363
105,000	4.00%, 02/15/27 (c)	110,001
250,000	Wisconsin Housing and Economic Development Authority, Series D (RB) 3.30%, 09/01/25 (c)	257,820
		1,988,041
Wyoming: 0.2%
90,000	Wyoming Community Development Authority Housing, Series 3 (RB) 3.70%, 06/01/24 (c)	92,876
160,000	Wyoming Municipal Power Agency, Inc., Series A (RB) 5.00%, 01/01/27 (c)	184,618
		277,494
Total Municipal Bonds (Cost: $159,265,198)		166,242,025

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $360,929)
360,929	Dreyfus Government Cash Management Fund - Institutional Shares	360,929
Total Investments: 99.1% (Cost: $159,626,127)		166,602,954
Other assets less liabilities: 0.9%		1,596,955
NET ASSETS: 100.0%		$168,199,909

Definitions:
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	9.5%	$15,785,385
Health Care	18.8	31,277,831
Housing	4.7	7,818,446
Industrial Revenue	0.4	732,828
Leasing	5.2	8,639,640
Local	14.1	23,569,995
Power	4.9	8,078,462
Special Tax	11.5	19,148,726
State	6.8	11,404,914
Tobacco	1.2	1,998,305
Transportation	12.6	20,953,391
Water & Sewer	10.1	16,834,102
Money Market Fund	0.2	360,929
	100.0%	$166,602,954

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.1%
Alabama: 1.9%
$250,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22	$279,413
125,000	Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/23	144,278
325,000	Alabama Public School and College Authority, Series A (RB) 5.00%, 02/01/22	356,427
	Alabama Public School and College Authority, Series B (RB)
285,000	5.00%, 01/01/21	300,672
25,000	5.00%, 01/01/23	28,249
	Black Belt Energy Gas District, Series A (RB) (SAW)
400,000	4.00%, 09/01/23 (c) (p)	433,904
860,000	5.00%, 12/01/23	971,456
375,000	Jefferson County (RB) 5.00%, 09/15/22	417,210
250,000	Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 03/01/24 (c) (p)	273,173
105,000	State of Alabama, Series A (GO) 5.00%, 08/01/20	109,103
450,000	UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/23	516,294
		3,830,179
Alaska: 0.5%
750,000	Alaska Municipal Bond Bank Authority, Series 3 (RB) 4.00%, 12/01/21	798,052
125,000	Alaska Railroad Corp., Series B (RB) 5.00%, 08/01/23	142,016
		940,068
Arizona: 1.8%
15,000	Arizona Health Facilities, Banner Health, Series A (RB) 5.00%, 01/01/23	16,895
95,000	Arizona School Facilities Board, Series A (CP) 5.00%, 09/01/20	99,000
225,000	Board of Regents of Arizona, University Projects, Series A (CP) 5.00%, 06/01/22	248,850
250,000	City of Chandler (GO) 4.00%, 07/01/21	263,838
300,000	City of Glendale, Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/20	310,971
125,000	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB) 5.00%, 07/01/23	143,528
870,000	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System, Series B (RB) 5.00%, 07/01/23	1,000,752
200,000	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB) 5.00%, 07/01/24	236,610
250,000	City of Phoenix Civic Improvement Corp., Series D (RB) 5.00%, 07/01/23	286,640
250,000	City of Tucson, Water System Revenue (RB) 5.00%, 07/01/21	268,563
50,000	Maricopa County High School District No. 210 (GO) 5.00%, 07/01/22	55,604
250,000	Maricopa County Industrial Development Authority, Series A (RB) 5.00%, 01/01/21	263,168
	Pima County (GO)
15,000	4.00%, 07/01/22	16,230
310,000	4.00%, 07/01/23	343,731
105,000	State of Arizona (CP) 5.00%, 10/01/21	113,682
		3,668,062
Arkansas: 0.3%
500,000	City of Fayetteville, Sales and Use Tax Capital Improvement, Series A (RB) 5.00%, 11/01/25	608,645
California: 13.3%
100,000	ABAG Finance Authority for Nonprofit Corporations, Series A (RB) 5.00%, 08/01/21	108,097
250,000	Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	286,425
475,000	Bay Area Toll Authority, Series G (RB) 2.00%, 10/01/23 (c) (p)	487,359
500,000	Bay Area Toll Authority, Toll Bridge Revenue, Series E (RB) 2.00%, 10/01/20 (c) (p)	504,085
500,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C (RB) 5.00%, 10/18/22 (p)	558,880
100,000	California Infrastructure and Economic Development Bank, Clean Water State (RB) 5.00%, 10/01/24	120,241
325,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/22	355,498
360,000	California State Department of Water Resources, Central Valley Project (RB) 5.00%, 12/01/21	394,110
720,000	California State Department of Water Resources, Power Supply Revenue, Series O (RB) 5.00%, 05/01/21	770,918
85,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB) 5.00%, 09/01/20	88,654
1,215,000	California State Public Works Board, Series D (RB) 5.00%, 09/01/23	1,408,707
450,000	California State Public Works Board, Various Capital Projects, Series B (RB) 5.00%, 10/01/22	506,425
320,000	California State University, Series A (RB) 5.00%, 11/01/21	348,954
70,000	California State University, Series B-2 (RB) 4.00%, 05/01/21 (c) (p)	73,495
	California State, Various Purpose (GO)
600,000	5.00%, 09/01/23	695,916
250,000	5.00%, 10/01/23	290,737
100,000	City and County of San Francisco, Series B (CP) 5.00%, 04/01/25	121,742
250,000	City and County of San Francisco, Series R-1 (GO) 5.00%, 06/15/21	269,150
275,000	City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/21	298,675
150,000	City of Los Angeles, Department of Airports, Series C (RB) 4.00%, 05/15/20	153,621
500,000	Contra Costa Transportation Authority Sales Tax, Series A (RB) 5.00%, 03/01/21	532,505
285,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/22	316,575
275,000	Elk Grove Unified School District (GO) 5.00%, 08/01/21	297,495
500,000	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) 5.00%, 06/01/22	554,180
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
700,000	5.00%, 06/01/21	744,191
1,000,000	5.00%, 06/01/23	1,119,880
250,000	Los Angeles Community College District, Series A (GO) 5.00%, 08/01/20	260,305
500,000	Los Angeles Community College District, Series J (GO) 3.00%, 08/01/23	540,720
	Los Angeles Department of Water and Power, Series A (RB)
35,000	5.00%, 07/01/21	37,717
250,000	5.00%, 07/01/23	289,135
115,000	Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/20	119,302
200,000	Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/22	223,394
	Los Angeles Unified School District, Series A (GO)
10,000	4.00%, 07/01/21	10,552
60,000	5.00%, 07/01/21	64,443
750,000	5.00%, 07/01/24	886,110
130,000	Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/23	149,107
	Los Angeles Unified School District, Series C (GO)
335,000	5.00%, 07/01/20	346,970
140,000	5.00%, 07/01/21	150,367
35,000	Metropolitan Water District of Southern California, Series E (RB) 5.00%, 07/01/21	37,751
1,000,000	Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,096,590
	Oakland Unified School District (GO) (AGM)
515,000	5.00%, 08/01/21	554,464
430,000	5.00%, 08/01/23	492,496
350,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/23	400,869
100,000	Orange County Sanitation District (RB) 5.00%, 02/01/24	117,959
930,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 2.13%, 04/01/23 (c) (p)	957,547
15,000	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB) 5.00%, 11/01/22	16,929
240,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/21	257,347
420,000	Regents of the University of California, Series AO (RB) 5.00%, 05/15/21	450,748
100,000	Riverside County Transportation Commission, Series A (RB) 5.00%, 06/01/21	107,502
250,000	Riverside County Transportation Commission, Series B (RB) 5.00%, 06/01/25	306,510
300,000	Sacramento County, Airport System, Series B (RB) 5.00%, 07/01/23	346,212
15,000	Sacramento County, Sanitation District Financial Authority, Series A (RB) 5.00%, 12/01/21	16,418
125,000	Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/24	149,958
25,000	San Diego Public Facilities Financing Authority (RB) 5.00%, 05/15/22	27,799
100,000	San Francisco Community College District (GO) 5.00%, 06/15/24	119,039
10,000	San Francisco State Building Authority, Civic Center Complex, Series A (RB) 5.00%, 12/01/21	10,933
285,000	San Francisco Unified School District, Proposition A (GO) 2.00%, 06/15/22	293,684
	State of California, Various Purpose (GO)
300,000	4.00%, 11/01/24	345,270
100,000	5.00%, 08/01/20	104,031
500,000	5.00%, 09/01/21	541,730
300,000	5.00%, 09/01/21	325,038
145,000	5.00%, 08/01/22	162,206
265,000	5.00%, 09/01/22	297,293
450,000	5.00%, 10/01/22	506,277
500,000	5.00%, 09/01/23	579,930
1,000,000	5.00%, 09/01/23	1,159,860
525,000	5.00%, 11/01/23	612,166
100,000	5.00%, 03/01/24	117,829
100,000	5.00%, 10/01/24	119,906
250,000	5.00%, 11/01/24	300,460
100,000	5.00%, 03/01/25	121,105
300,000	Stockton Unified School District (GO) 5.00%, 08/01/23	345,123
500,000	University of California, Series AT (RB) 1.40%, 11/15/20 (c) (p)	500,565
		26,384,181
Colorado: 0.6%
125,000	Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 12/01/23	140,120
250,000	City of Aurora, Water Revenue, First Lien (RB) 5.00%, 08/01/22	278,723
500,000	Colorado Higher Education, Series A (CP) 5.00%, 11/01/23	578,720
125,000	Denver City and County School District No. 1 (GO) (SAW) 5.00%, 12/01/20	131,539
		1,129,102
Connecticut: 3.8%
215,000	City of New Haven, Series A (GO) (AGM) 5.00%, 08/15/24	248,740
350,000	City of New Haven, Series B (GO) (AGM) 5.00%, 08/01/22	385,196
390,000	State of Connecticut Health and Educational Facilities Authority, Yale University, Series C-2 (RB) 5.00%, 02/01/23 (p)	440,872
	State of Connecticut, Series A (RB)
270,000	5.00%, 09/01/20	281,159
280,000	5.00%, 03/15/23	316,576
265,000	5.00%, 04/15/23	300,377
	State of Connecticut, Series B (GO)
375,000	4.00%, 05/15/23	410,149
290,000	5.00%, 05/15/21	309,357
	State of Connecticut, Series C (GO)
250,000	5.00%, 06/15/23	284,815
125,000	5.00%, 06/15/24	146,200
	State of Connecticut, Series D (GO)
115,000	5.00%, 06/15/20	118,787
300,000	5.00%, 08/15/23	343,491
	State of Connecticut, Series E (GO)
175,000	5.00%, 09/01/22	194,632
350,000	5.00%, 10/15/22	390,761
290,000	State of Connecticut, Series G (GO) 3.00%, 11/01/20	296,513
	State of Connecticut, Special Tax Obligation, Series A (RB)
100,000	5.00%, 08/01/20	103,817
305,000	5.00%, 01/01/22	332,612
325,000	5.00%, 09/01/22	362,190
300,000	5.00%, 01/01/23	337,050
375,000	5.00%, 04/15/23	425,062
300,000	5.00%, 08/01/23	343,098
100,000	5.00%, 09/01/23	114,646
175,000	5.00%, 09/01/23	200,631
250,000	State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 08/01/23	285,915
	University of Connecticut, Series A (RB)
170,000	5.00%, 01/15/22	185,416
370,000	5.00%, 02/15/24	429,474
		7,587,536
Delaware: 0.5%
150,000	Delaware Transportation Authority (RB) 5.00%, 07/01/22	166,904
650,000	State of Delaware, Series B (GO) 5.00%, 07/01/23	747,961
		914,865
District of Columbia: 1.0%
	District of Columbia, Series A (GO)
1,020,000	5.00%, 06/01/21	1,092,267
440,000	5.00%, 06/01/22	487,938
225,000	Washington Metropolitan Area Transit Authority, Series A-1 (RB) 5.00%, 07/01/24	266,186
100,000	Washington Metropolitan Area Transit Authority, Series B (RB) 5.00%, 07/01/25	121,406
		1,967,797
Florida: 5.4%
	Citizens Property Insurance Corp., Series A-1 (RB)
300,000	5.00%, 12/01/21 (c)	326,457
2,000,000	5.00%, 12/01/24 (c)	2,379,500
265,000	City of Jacksonville, Series B (RB) 5.00%, 10/01/24	311,184
245,000	Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/20	253,732
200,000	Hillsborough County (RB) 5.00%, 11/01/21	217,068
460,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (TA) 5.00%, 02/01/24	534,230
110,000	Miami-Dade County, Building Better Communities Program, Series B (GO) 5.00%, 07/01/20	113,940
425,000	Miami-Dade County, Expressway Authority, Series A (RB) 5.00%, 07/01/24	495,053
665,000	Miami-Dade County, Expressway Authority, Series B (RB) 5.00%, 07/01/22	732,271
	Miami-Dade County, Expressway Authority, Toll System Revenue, Series B (RB)
50,000	5.00%, 07/01/20	51,684
250,000	5.00%, 07/01/21	267,428
85,000	Miami-Dade County, School Board Foundation, Inc., Series A (CP) 5.00%, 05/01/20	87,420
	Miami-Dade County, Water and Sewer System (RB)
185,000	5.00%, 10/01/20	193,253
495,000	5.00%, 10/01/23	572,151
100,000	Palm Beach County School Board, Series B (CP) 5.00%, 08/01/22	111,301
270,000	School District of Broward County, Series A (CP) 5.00%, 07/01/22	299,522
210,000	School District of Broward County, Series C (CP) 5.00%, 07/01/24	247,890
450,000	State of Florida, Board of Education, Lottery Revenue, Series A (RB) 5.00%, 07/01/23	516,699
1,150,000	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/24	1,358,955
130,000	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/23	148,927
125,000	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/22	138,619
	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
275,000	5.00%, 06/01/21	294,536
150,000	5.00%, 06/01/23	171,839
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
225,000	5.00%, 06/01/23	257,758
100,000	5.00%, 06/01/24	118,170
	State of Florida, Department of Management Services, Series A (CP)
275,000	5.00%, 08/01/22	306,336
180,000	5.00%, 09/01/23	207,760
		10,713,683
Georgia: 3.2%
500,000	Burke County Development Authority, Series F (RB) 3.00%, 02/01/23 (p)	512,855
290,000	Georgia State Road and Tollway Authority, Series B (RB) 5.00%, 06/01/21	310,326
500,000	Main Street Natural Gas, Inc., Series A (RB) 4.00%, 06/01/23 (c) (p)	546,210
500,000	Main Street Natural Gas, Inc., Series C (RB) 4.00%, 06/01/23	548,565
1,000,000	Monroe County Industrial Development Agency (RB) 2.35%, 12/11/20 (p)	1,011,920
200,000	Municipal Electric Authority of Georgia, Series A (RB) 4.00%, 01/01/21	207,454
730,000	Richmond County, Board of Education (GO) (SAW) 5.00%, 10/01/21	791,181
	State of Georgia, Series A (GO)
50,000	5.00%, 02/01/21	52,919
480,000	5.00%, 02/01/22	526,416
160,000	5.00%, 02/01/23	181,518
15,000	5.00%, 02/01/23	17,017
1,000,000	State of Georgia, Series E (GO) 5.00%, 12/01/24	1,200,020
460,000	State of Georgia, Series F (GO) 5.00%, 07/01/21	494,155
		6,400,556
Hawaii: 1.1%
120,000	City and County of Honolulu, Series B (GO) 5.00%, 10/01/23	138,862
115,000	City and County of Honolulu, Wastewater System, Series A (RB) 5.00%, 07/01/24	135,749
200,000	State of Hawaii, Series EP (GO) 5.00%, 08/01/20	207,878
120,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/23	139,021
500,000	State of Hawaii, Series FB (GO) 5.00%, 04/01/21	532,570
700,000	State of Hawaii, Series FE (GO) 5.00%, 10/01/23	810,957
110,000	State of Hawaii, Series FN (GO) 5.00%, 10/01/24	131,102
100,000	State of Hawaii, Series FT (GO) 5.00%, 01/01/23	113,066
		2,209,205
Idaho: 0.2%
450,000	Idaho Health Facilities Authority, Trinity Health Credit Group, Series D (RB) 5.00%, 12/01/21	490,014
Illinois: 5.2%
115,000	Chicago O’Hare International Airport (RB) 5.00%, 01/01/24	133,127
	Chicago O’Hare International Airport, Series B (RB)
100,000	5.00%, 01/01/22	108,978
445,000	5.00%, 01/01/24	515,145
	Chicago O’Hare International Airport, Series C (RB)
250,000	5.00%, 01/01/22	272,445
100,000	5.00%, 01/01/22	108,978
650,000	5.00%, 01/01/23	730,970
	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
380,000	5.00%, 06/01/22	414,607
350,000	5.00%, 06/01/23	392,549
	City of Chicago, Water Revenue, Second Lien (RB)
215,000	5.00%, 11/01/20	224,860
345,000	5.00%, 11/01/23	393,469
	City of Springfield, Electric Revenue, Senior Lien (RB)
165,000	5.00%, 03/01/23	185,100
235,000	5.00%, 03/01/24	270,633
130,000	5.00%, 03/01/25	153,267
	Illinois Finance Authority of Clean Water Initiative (RB)
310,000	4.00%, 01/01/23	339,162
340,000	5.00%, 07/01/22	377,176
250,000	5.00%, 01/01/23	281,858
155,000	5.00%, 01/01/24	180,012
250,000	Illinois Finance Authority, Series A (RB) 5.00%, 07/15/23	285,947
210,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24	248,203
120,000	McHenry County Conservation District (GO) 5.00%, 02/01/21	126,802
250,000	Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/24	291,467
370,000	Sales Tax Securitization Corp., Series A (RB) 5.00%, 01/01/23	406,060
	State of Illinois (GO)
85,000	5.00%, 05/01/20	86,943
460,000	5.00%, 01/01/21	478,023
100,000	5.00%, 04/01/21	104,581
575,000	5.00%, 06/01/21	603,928
110,000	5.00%, 05/01/22	117,769
350,000	5.00%, 06/01/22	375,438
350,000	5.00%, 02/01/23	378,374
	State of Illinois, Series C (RB)
250,000	4.00%, 06/15/21	258,795
395,000	5.00%, 06/15/22	425,715
470,000	State of Illinois, Series D (GO) 5.00%, 11/01/22	507,365
300,000	State of Illinois, Toll Highway Authority, Series A (RB) 5.00%, 12/01/22	336,387
300,000	University of Illinois, Series A (CP) 5.00%, 08/15/20	311,448
		10,425,581
Indiana: 0.2%
110,000	Indiana Finance Authority, Indiana University Health Obligated Group, Series A (RB) 5.00%, 12/01/23	127,789
250,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/22	272,758
		400,547
Iowa: 0.5%
	Iowa Finance Authority (RB)
285,000	5.00%, 08/01/20	296,024
250,000	5.00%, 08/01/23	288,342
25,000	State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/22	27,694
250,000	State of Iowa, Prison Infrastructure Fund (RB) 5.00%, 06/15/23	286,342
		898,402
Kansas: 0.6%
350,000	Johnson County Unified School District No. 233, Series B (GO) 5.00%, 09/01/22	391,293
230,000	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB) 5.00%, 04/01/22	253,046
535,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/22	598,462
		1,242,801
Kentucky: 1.8%
220,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/24	255,941
	Kentucky State Property and Building Commission No. 108, Series B (RB)
15,000	5.00%, 08/01/21	16,115
220,000	5.00%, 08/01/22	243,762
	Kentucky State Property and Building Commission No. 112, Series B (RB)
570,000	5.00%, 11/01/22	636,114
320,000	5.00%, 11/01/23	367,085
	Kentucky Turnpike Authority, Series A (RB)
55,000	5.00%, 07/01/20	56,878
20,000	5.00%, 07/01/21	21,382
	Kentucky Turnpike Authority, Series B (RB)
310,000	5.00%, 07/01/22	342,296
300,000	5.00%, 07/01/23	341,007
125,000	5.00%, 07/01/24	145,669
250,000	University of Kentucky, Series B (RB) 5.00%, 10/01/21	270,730
	University of Kentucky, Series D (RB)
430,000	5.00%, 10/01/23	497,209
355,000	5.25%, 10/01/20	371,859
		3,566,047
Louisiana: 1.0%
390,000	City of New Orleans (GO) 5.00%, 12/01/20	408,966
70,000	City of New Orleans, Sewerage Service (RB) 5.00%, 06/01/22	76,844
175,000	Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project (RB)
	5.00%, 10/01/22	194,565
	Louisiana State Citizens Property Insurance Corp. (RB)
35,000	5.00%, 06/01/20	36,116
310,000	5.00%, 06/01/21	331,201
300,000	5.00%, 06/01/22	331,446
590,000	5.00%, 06/01/23	672,559
		2,051,697
Maryland: 4.3%
35,000	Anne Arundel County (GO) 5.00%, 04/01/23	39,909
320,000	Maryland State Stadium Authority, Baltimore City Public Schools (RB) 5.00%, 05/01/23	364,221
145,000	Maryland Water Quality Financing Administration (RB) 5.00%, 03/01/21	153,954
410,000	Montgomery County, Consolidated Public Improvement, Series B (GO) 5.00%, 12/01/23	477,437
300,000	Montgomery County, Series A (GO) 5.00%, 11/01/22	337,449
455,000	Montgomery County, Series B (GO) 5.00%, 11/01/23	528,482
2,730,000	State of Maryland (GO) 5.00%, 03/15/24	3,207,095
	State of Maryland, Department of Transportation (RB)
15,000	5.00%, 02/01/23	17,017
165,000	5.00%, 09/01/24	196,480
40,000	State of Maryland, Department of Transportation, Second Issue (RB) 5.00%, 06/01/21	42,849
	State of Maryland, Department of Transportation, Third Issue (RB)
100,000	5.00%, 12/15/20	105,369
200,000	5.00%, 12/15/23	233,268
30,000	State of Maryland, First Series A (GO) 5.00%, 03/01/23	34,116
	State of Maryland, Second Series C (GO)
510,000	5.00%, 08/01/21	549,714
635,000	5.00%, 08/01/22	708,355
235,000	5.00%, 08/01/24	279,199
790,000	State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	876,307
145,000	State of Maryland, State and Local Facilities Loan, Second Series (GO) 5.00%, 08/01/22	161,750
170,000	State of Maryland, State and Local Facilities Loan, Second Series C (GO) 5.25%, 08/01/20	177,133
		8,490,104
Massachusetts: 1.7%
	Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB)
20,000	5.00%, 06/15/21 (c)	21,456
150,000	5.00%, 06/15/23 (c)	171,942
85,000	Commonwealth of Massachusetts, Series A (RB) 5.00%, 06/01/20	87,775
10,000	Commonwealth of Massachusetts, Series C (GO) 5.00%, 10/01/21	10,840
900,000	Commonwealth of Massachusetts, Series D (GO) 5.00%, 07/01/23	1,034,514
125,000	Massachusetts Bay Transportation Authority (RB) 4.00%, 12/01/21	133,248
	Massachusetts Development Finance Agency, Care Group, Series H-1 (RB)
480,000	5.00%, 07/01/21	513,082
500,000	5.00%, 07/01/22	552,240
325,000	Massachusetts Development Finance Agency, Care Group, Series I (RB) 5.00%, 07/01/21	347,399
10,000	Massachusetts Development Finance Agency, Harvard University, Series A (RB) 5.00%, 07/15/22	11,166
30,000	Massachusetts Development Finance Agency, Healthcare System, Series Q (RB) 5.00%, 07/01/22	33,335
	Massachusetts State Water Resources Authority, Series C (RB)
250,000	5.00%, 08/01/22	279,115
220,000	5.00%, 08/01/23	253,836
		3,449,948
Michigan: 1.6%
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
165,000	4.00%, 08/01/20	169,582
295,000	5.00%, 08/01/22	327,597
510,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-3 (RB) (AGM) 5.00%, 07/01/21	546,251
200,000	Michigan Finance Authority, Henry Ford Health System (RB) 5.00%, 11/15/21	216,458
100,000	Michigan State Building Authority, Series I (RB) 5.00%, 04/15/23	113,935
500,000	Michigan Strategic Fund, Detroit Edison Company Pollution Control Project, Series CC (RB) 1.45%, 09/01/21 (p)	498,985
500,000	Regents of University of Michigan, Series A (RB) 5.00%, 04/01/23	570,710
	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D (RB)
250,000	2.25%, 09/01/20	252,918
35,000	5.00%, 09/01/21	37,725
175,000	State of Michigan (RB) 5.00%, 03/15/24	204,293
145,000	Wayne County Airport Authority, Series C (RB) 5.00%, 12/01/23	167,784
		3,106,238
Minnesota: 1.8%
480,000	Regents of University of Minnesota, Series B (RB) 5.00%, 12/01/22	541,574
370,000	Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) 5.00%, 02/01/22	405,683
290,000	State of Minnesota, 911 Services Revenue (RB) 5.00%, 06/01/21	310,436
435,000	State of Minnesota, Series E (GO) 3.00%, 08/01/21	451,895
475,000	State of Minnesota, State Trunk Highway, Series E (GO) 3.00%, 08/01/24	514,919
150,000	State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/21	161,681
	State of Minnesota, Various Purpose, Series D (GO)
235,000	5.00%, 08/01/20	244,233
510,000	5.00%, 08/01/22	569,236
380,000	5.00%, 08/01/22	424,137
		3,623,794
Mississippi: 0.2%
	State of Mississippi, Series E (RB)
105,000	5.00%, 10/15/20	109,748
200,000	5.00%, 10/15/21	216,600
		326,348
Missouri: 0.8%
1,000,000	City of St. Louis, Missouri Airport, Series A (RB) (AGM) 5.00%, 07/01/23	1,145,740
260,000	Health and Educational Facilities Authority of the State of Missouri (RB) 5.00%, 11/15/22	291,486
150,000	Missouri Highway and Transportation Commission, First Lien, Series A (RB) 5.00%, 05/01/24	177,197
		1,614,423
Nebraska: 1.3%
500,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 10/01/23 (c) (p)	563,015
440,000	Lincoln Electric System, Series A (RB) 5.00%, 09/01/20	458,524
525,000	Metropolitan Utilities District of Omaha, Water System (RB) 5.00%, 12/01/21	571,557
70,000	Nebraska Public Power District, Series A (RB) 5.00%, 01/01/21	73,768
570,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 02/01/21	603,009
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
100,000	5.00%, 01/01/22	108,603
195,000	5.00%, 01/01/23	218,318
		2,596,794
Nevada: 1.4%
230,000	Clark County Flood Control (GO) 5.00%, 11/01/22	258,239
100,000	Clark County Limited Tax Bond Bank, Series A (GO) 5.00%, 11/01/23	115,924
250,000	Clark County School District, Series D (GO) 5.00%, 06/15/23	284,815
250,000	Clark County Water Reclamation District (GO) 5.00%, 07/01/22	277,868
450,000	Clark County, Series B (GO) 5.00%, 11/01/23	521,658
300,000	Las Vegas Valley Water District, Series A (GO) 5.00%, 06/01/22	332,508
300,000	State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/24	358,632
500,000	State of Nevada, Series B (GO) 5.00%, 11/01/21	543,485
		2,693,129
New Jersey: 2.1%
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
125,000	5.00%, 11/01/23	142,064
100,000	5.00%, 11/01/24	115,640
160,000	New Jersey Economic Development Authority, Princeton University, Series B (RB) 5.00%, 07/01/22	178,323
125,000	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB) 5.00%, 06/15/22	136,940
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
90,000	5.00%, 06/15/20	92,725
320,000	5.00%, 06/15/21	340,566
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
330,000	5.00%, 06/15/22	361,522
365,000	5.00%, 06/15/23	410,676
225,000	New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24	259,268
35,000	New Jersey Health Care Facilities Financing Authority, Series A (RB) 5.00%, 07/01/20	36,244
125,000	New Jersey Transit Corp., Series A (RB) 5.00%, 09/15/21	134,418
	New Jersey Turnpike Authority, Series C (RB)
100,000	5.00%, 01/01/21	105,383
120,000	5.00%, 01/01/22	130,924
	State of New Jersey, Series T (GO)
225,000	5.00%, 06/01/21	240,770
335,000	5.00%, 06/01/22	370,510
800,000	State of New Jersey, Various Purposes (GO) 5.00%, 06/01/22	884,800
290,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	323,753
		4,264,526
New Mexico: 1.4%
415,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/21	445,565
	Albuquerque Bernalillo County Water Utility Authority, Subordinate Lien, Series B (RB)
335,000	5.00%, 07/01/23	383,682
175,000	5.00%, 07/01/24	206,392
250,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	251,135
325,000	New Mexico Finance Authority, Series D (RB) 5.00%, 06/01/22	360,025
320,000	State of New Mexico, Series A (GO) 5.00%, 03/01/23	363,779
505,000	State of New Mexico, Series B (RB) 4.00%, 07/01/23	560,565
160,000	State of New Mexico, Severance Tax, Series B (RB) 5.00%, 07/01/21	171,752
		2,742,895
New York: 11.4%
750,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) 5.00%, 07/15/23	848,235
	City of New York, Series A (GO)
670,000	5.00%, 08/01/22	747,184
375,000	5.00%, 08/01/22	418,200
120,000	5.00%, 08/01/24	142,378
320,000	City of New York, Series C and D (GO) 5.00%, 08/01/23	368,672
	City of New York, Series J (GO)
320,000	5.00%, 08/01/20	332,736
100,000	5.00%, 08/01/21	107,787
100,000	City of Yonkers, Series C (GO) 5.00%, 10/01/23	116,161
50,000	Erie County Industrial Development, Series A (RB) (SAW) 5.00%, 05/01/21	53,545
	Hudson Yards Infrastructure Corp., Series A (RB)
100,000	3.00%, 02/15/22	105,005
210,000	5.00%, 02/15/22	231,227
100,000	5.00%, 02/15/23	113,966
500,000	Long Island Power Authority, Series B (RB) 5.00%, 09/01/22	558,825
30,000	Metropolitan Transportation Authority, Series A (RB) 5.00%, 11/15/22	33,840
	Metropolitan Transportation Authority, Series A-1 (RB)
600,000	5.00%, 11/15/23	694,458
500,000	5.00%, 11/15/24 (p)	589,430
	Metropolitan Transportation Authority, Series A-2 (RB)
250,000	5.00%, 11/15/20	262,348
15,000	5.00%, 11/15/21	16,291
	Metropolitan Transportation Authority, Series B (RB)
450,000	5.00%, 11/15/22	505,269
10,000	5.00%, 11/15/22	11,228
165,000	5.00%, 11/15/23	190,976
250,000	5.00%, 11/15/23	289,357
125,000	5.00%, 11/15/24	148,056
175,000	Metropolitan Transportation Authority, Series C (RB) 5.00%, 11/15/20	183,643
500,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 11/15/23	578,715
	Metropolitan Transportation Authority, Series D (RB)
255,000	5.00%, 11/15/21	276,948
10,000	5.00%, 11/15/22	11,228
200,000	Metropolitan Transportation Authority, Series F (RB) 5.00%, 11/15/23	231,486
250,000	Monroe County Industrial Development Agency (RB) (SAW) 5.00%, 05/01/23	286,727
640,000	New York City Housing Development Corp., Multi-Family Housing, Series C-2 (RB) 2.20%, 11/01/20 (c)	647,558
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
790,000	5.00%, 07/15/23	911,549
250,000	5.00%, 07/15/24	297,710
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series 1 (RB) 5.00%, 11/01/22	1,126,540
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
90,000	5.00%, 11/01/20	94,415
310,000	5.00%, 11/01/21	337,395
60,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 5.00%, 02/01/22	65,880
500,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW) 5.00%, 07/15/21 (c)	538,400
125,000	New York State Dormitory Authority (RB) 5.00%, 10/01/24	150,371
	New York State Dormitory Authority, New York NYU Hospitals Center (RB)
100,000	5.00%, 07/01/21	107,345
100,000	5.00%, 07/01/22	110,995
	New York State Dormitory Authority, New York State University, Series A (RB)
200,000	5.00%, 03/15/21	212,884
325,000	5.00%, 07/01/22	360,929
250,000	New York State Dormitory Authority, School District, Series A (RB) (SAW) 5.00%, 10/01/22	280,430
110,000	New York State Dormitory Authority, Series A (RB) 5.00%, 07/01/24	131,239
100,000	New York State Dormitory Authority, Series B (RB) 5.00%, 03/15/23	114,171
155,000	New York State Dormitory Authority, Series C (RB) 5.00%, 03/15/24	182,633
675,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/23	767,772
10,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/23	11,406
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
770,000	5.00%, 02/15/22	846,007
815,000	5.00%, 02/15/23	927,014
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
900,000	4.00%, 03/15/21	942,813
225,000	5.00%, 03/15/21	239,306
350,000	5.00%, 03/15/25	422,667
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
250,000	5.00%, 03/15/21	266,105
155,000	5.00%, 03/15/22	170,917
100,000	5.00%, 03/15/24	117,828
600,000	5.00%, 03/15/24	706,968
775,000	New York State Dormitory Authority, State Sales Tax, Series C (RB) 5.00%, 03/15/25	937,316
250,000	New York State Housing Finance Agency, Series M (RB) 2.00%, 05/01/21	253,160
	New York State Thruway Authority (RB)
165,000	5.00%, 01/01/24	193,098
200,000	5.00%, 01/01/24	234,058
790,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 03/15/23	901,042
20,000	Sales Tax Asset Receivable Corp., Series A (RB) 5.00%, 10/15/22	22,585
75,000	Triborough Bridge and Tunnel Authority, Series C-1 (RB) 5.00%, 11/15/23	87,594
500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/22	544,095
		22,716,116
North Carolina: 1.4%
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB)
115,000	4.00%, 01/15/23	125,692
105,000	5.00%, 01/15/22	114,629
340,000	City of Charlotte, North Carolina Water and Sewer System (RB) 5.00%, 07/01/22	378,420
290,000	County of Durham (GO) 4.00%, 10/01/24	331,609
150,000	Mecklenburg County, Series A (GO) 5.00%, 09/01/21	162,164
350,000	Mecklenburg County, Series B (GO) 5.00%, 12/01/21	381,713
500,000	State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/23	567,465
500,000	State of North Carolina, Series A (GO) 5.00%, 06/01/24	591,110
140,000	State of North Carolina, Series C (RB) 5.00%, 05/01/23	160,010
10,000	Wake County, Series A (RB) 5.00%, 12/01/20	10,519
		2,823,331
Ohio: 2.4%
	American Municipal Power, Inc., Series A (RB)
145,000	5.00%, 02/15/21	153,498
15,000	5.00%, 02/15/23	16,927
260,000	City of Cleveland, Airport System Revenue, Series B (RB) (AGM) 5.00%, 01/01/23	291,832
250,000	City of Columbus, Various Purpose, Series A (GO) 2.00%, 08/15/20	252,415
100,000	County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/21	108,868
155,000	Hamilton County, Ohio Sales Tax Revenue, Series A (RB) 5.00%, 12/01/23	179,853
520,000	Ohio State Higher Educational Facility, Case Western University (RB) 5.00%, 12/01/23	602,898
100,000	Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/24	118,119
150,000	Ohio Water Development Authority, Water Pollution Control, Series B (RB) 5.00%, 12/01/21	163,520
260,000	State of Ohio, Highway Capital Improvement, Series R (GO) 5.00%, 05/01/22	287,664
200,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/22	221,280
675,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 11/01/22	759,719
350,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/23	400,582
930,000	State of Ohio, Infrastructure Improvement, Series C (GO) 5.00%, 09/01/21	1,004,809
20,000	State of Ohio, Infrastructure Project, Series 1 (RB) 5.00%, 12/15/22	22,545
100,000	State of Ohio, Infrastructure Project, Series 1-A (RB) 5.00%, 12/15/23	116,355
		4,700,884
Oklahoma: 0.5%
500,000	Oklahoma Development Finance Authority, Health System Revenue, Series A (RB) 5.00%, 08/15/22	554,360
10,000	Oklahoma Water Resources Board, Clean Water Program (RB) 5.00%, 04/01/23	11,368
350,000	Tulsa Public Facilities Authority (RB) 3.00%, 06/01/25	380,443
		946,171
Oregon: 0.6%
250,000	City of Portland, Water System, First Lien, Series A (RB) 5.00%, 04/01/21	266,200
200,000	Medford School District No. 549C (GO) (SBG) 5.00%, 12/15/20	210,738
10,000	Oregon State Lottery, Department of Administrative Services, Series B (RB) 5.00%, 04/01/23	11,410
285,000	Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/23	325,196
365,000	State of Oregon, Series A (GO) 5.00%, 05/01/22	403,836
25,000	Washington County, Series B (GO) 5.00%, 03/01/23	28,439
		1,245,819
Pennsylvania: 3.9%
385,000	Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 12/01/22	432,771
	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB)
400,000	5.00%, 08/01/20	414,980
500,000	5.00%, 08/01/21	536,770
310,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/22	347,014
100,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/22	111,025
250,000	Commonwealth Financing Authority (RB) 5.00%, 06/01/23	282,975
380,000	Commonwealth of Pennsylvania (GO) 5.00%, 01/15/22	415,716
150,000	Commonwealth of Pennsylvania, First Series (GO) 5.00%, 03/15/21	159,413
	Commonwealth of Pennsylvania, Second Series (GO)
580,000	5.00%, 01/15/21	612,683
250,000	5.00%, 08/15/22	278,923
590,000	5.00%, 09/15/22	660,068
370,000	5.00%, 01/15/23	418,340
270,000	Lancaster County Hospital Authority University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/22	300,723
500,000	Montgomery County, Higher Education and Health Authority Thomas Jefferson University, Series A (RB) 5.00%, 09/01/23	573,015
150,000	Northampton County, General Purpose Authority (RB) 5.00%, 11/01/23	173,414
310,000	Pennsylvania Economic Development Financing Authority (RB) 5.00%, 03/15/24	360,527
175,000	Pennsylvania Higher Educational Facilities Authority, Series AT-1 (RB) 5.00%, 06/15/23	199,512
350,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB) 5.00%, 08/15/21	377,188
	Pennsylvania State University, Series B (RB)
315,000	5.00%, 09/01/21	340,339
350,000	5.00%, 09/01/22	391,293
	School District of Philadelphia, Series F (GO) (SAW)
100,000	5.00%, 09/01/22	110,674
120,000	5.00%, 09/01/24	139,924
115,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/23	131,092
		7,768,379
Rhode Island: 0.3%
	Rhode Island Commerce Corp., Department of Transportation, Series A (RB)
25,000	5.00%, 06/15/21	26,732
105,000	5.00%, 06/15/22	116,027
70,000	State of Rhode Island, Series D (GO) 5.00%, 08/01/20	72,729
290,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/22	315,065
		530,553
South Carolina: 1.5%
250,000	Charleston Educational Excellence Finance Corp. (RB) 5.00%, 12/01/24	298,432
500,000	County of York (GO) (SAW) 5.00%, 04/01/24	588,420
700,000	Patriots Energy Group Financing Agency, Series A (RB) 4.00%, 11/01/23 (c) (p)	769,419
575,000	SCAGO Educational Facilities Corp. for Pickens School District (RB) 5.00%, 12/01/21	624,737
350,000	State of South Carolina, Series B (GO) (SAW) 5.00%, 04/01/24	411,719
330,000	York County, South Carolina Fort Mill School District No. 4, Series B (GO) 5.00%, 03/01/23	374,900
		3,067,627
Tennessee: 0.9%
10,000	City of Chattanooga, Tennessee Electric System, Series A (RB) 5.00%, 09/01/20	10,423
	Metropolitan Government of Nashville and Davidson County (GO)
200,000	5.00%, 07/01/23	230,058
200,000	5.00%, 07/01/24	237,030
100,000	State of Tennessee, School Bond Authority, Series B (RB) 5.00%, 11/01/20	104,867
435,000	State of Tennessee, Series A (GO) 5.00%, 08/01/20	452,222
500,000	Tennergy Corp., Series A (RB) 5.00%, 07/01/24 (c) (p)	579,760
250,000	Tennessee Energy Acquisition Corp., Series A (RB) 4.00%, 02/01/23 (c) (p)	268,860
		1,883,220
Texas: 9.7%
300,000	Aldine Independent School District, Series A (GO) 5.00%, 02/15/23	339,771
50,000	Alvin Independent School District, Series C (GO) 5.00%, 02/15/21	52,970
	Austin Independent School District, Series B (GO)
250,000	5.00%, 08/01/22	278,643
680,000	5.00%, 08/01/24	805,712
725,000	Bexar County Hospital District (GO) 5.00%, 02/15/24	845,016
240,000	Board of Regents of the Texas State University System, Series A (RB) 5.00%, 03/15/22	264,115
10,000	Board of Regents of the Texas State University System, Series D (RB) 5.00%, 08/15/22	11,170
250,000	Board of Regents of the University of North Texas, Series A (RB) 5.00%, 04/15/22	275,618
15,000	City of Austin, Electric Utility, Series A (RB) 5.00%, 11/15/22	16,873
290,000	City of Austin, Water and Wastewater System (RB) 5.00%, 11/15/22	326,218
310,000	City of Austin, Water and Wastewater System, Series A (RB) 5.00%, 05/15/22	342,987
	City of Dallas (GO)
225,000	5.00%, 02/15/21	238,293
500,000	5.00%, 02/15/22	547,500
250,000	5.00%, 02/15/24	290,785
105,000	City of Fort Worth (GO) 5.00%, 03/01/24	122,540
350,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/23	396,826
65,000	City of Frisco, Series A (GO) 5.00%, 02/15/22	71,260
250,000	City of Houston, Airport System, Series D (RB) 5.00%, 07/01/24	294,062
290,000	City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/20	304,514
	City of Houston, Series A (GO)
250,000	5.00%, 03/01/23	283,355
125,000	5.00%, 03/01/23	141,678
50,000	City of San Antonio, Electric and Gas Systems (RB) 5.00%, 02/01/22	54,783
65,000	City of San Antonio, General Improvement (GO) 5.00%, 02/01/21	68,794
115,000	Colorado River Municipal Water District (RB) 5.00%, 01/01/24	133,449
150,000	Conroe Independent School District (GO) 5.00%, 02/15/23	170,109
125,000	Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/24	146,114
700,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/23	793,842
115,000	Dallas Area Rapid Transit, Senior Lien, Series A (RB) 5.00%, 12/01/22	129,469
375,000	Dallas County, Texas Combination Tax and Parking Garage (GO) 5.00%, 08/15/23	431,437
150,000	Dallas/Fort Worth International Airport, Series E (RB) 5.00%, 11/01/20	157,224
	Fort Worth Independent School District (GO)
125,000	5.00%, 02/15/21	132,464
100,000	5.00%, 02/15/22	109,737
150,000	5.00%, 02/15/24	175,409
500,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/24	593,435
200,000	Harris County, Houston Sports Authority, Senior Lien, Series A (RB) 5.00%, 11/15/20	209,352
320,000	Harris County, Series A (GO) 5.00%, 10/01/22	358,634
	Houston Independent School District (GO)
450,000	5.00%, 02/15/21	476,658
440,000	5.00%, 02/15/22	482,610
155,000	5.00%, 02/15/24	181,181
165,000	Houston Independent School District, Limited Tax School House, Series A (GO) 5.00%, 02/15/24	192,870
70,000	Houston Independent School District, Public Facility Corp. (RB) 5.00%, 09/15/20	73,044
650,000	Houston Independent School District, Series A (GO) 5.00%, 02/15/23	736,898
250,000	Judson Independent School District (GO) 5.00%, 02/01/25	300,017
290,000	Metropolitan Transit Authority of Harris County, Series A (RB) 5.00%, 11/01/24	345,590
160,000	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) 5.00%, 08/15/23	183,398
70,000	North Texas Municipal Water District, Water System (RB) 5.00%, 09/01/20	72,955
150,000	North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 01/01/25	178,827
320,000	Northeast Independent School District (GO) 5.00%, 08/01/21	344,720
390,000	Northwest Independent School District, Series B (GO) 5.00%, 02/15/23	442,283
100,000	Permanent University Fund, Texas A&M University System, Series A (RB) 5.75%, 07/01/24	121,985
	Plano Independent School District (GO)
125,000	5.00%, 02/15/21	132,464
425,000	5.00%, 02/15/22	467,058
	San Antonio Independent School District (GO)
150,000	5.00%, 02/15/21	158,934
200,000	5.00%, 02/15/25	240,250
90,000	San Antonio Water System, Junior Lien, Series A (RB) 5.00%, 05/15/20	92,760
490,000	Spring Branch Independent School District, Series A (GO) 5.00%, 02/01/21	518,528
250,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 5.00%, 02/15/24	290,785
710,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 10/01/23	822,230
	Texas Transportation Commission, State Mobility Fund (GO)
210,000	5.00%, 10/01/20	219,593
310,000	5.00%, 10/01/23	358,726
350,000	Texas Water Development Board (RB) 5.00%, 08/01/23	403,235
340,000	Texas Water Development Board, Series A (RB) 5.00%, 04/15/23	388,042
345,000	Trinity River Authority, Regional Wastewater System (RB) 3.00%, 08/01/22	363,716
360,000	University of Texas, Series D (RB) 5.00%, 08/15/21	388,418
275,000	University of Texas, Series H (RB) 5.00%, 08/15/23	317,328
		19,209,261
Utah: 0.6%
500,000	State of Utah (GO) 5.00%, 07/01/23	575,355
100,000	University of Utah, Series A (RB) 5.00%, 08/01/23	115,083
385,000	Utah Transit Authority, Subordinated Sales Tax, Series A (RB) 5.00%, 06/15/22	426,353
		1,116,791
Virginia: 2.6%
240,000	City of Alexandria, Series C (GO) (SAW) 5.00%, 07/01/23	276,269
765,000	County of Fairfax, Public Improvement, Series A (GO) (SAW) 5.00%, 10/01/20	800,312
125,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/24	146,879
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
365,000	5.00%, 02/01/22	400,201
60,000	5.00%, 02/01/23	68,114
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB)
	5.00%, 02/01/22	274,110
135,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB)
	5.00%, 02/01/24	157,880
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB)
	5.00%, 02/01/23	283,622
125,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
	5.00%, 09/01/22	139,949
215,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series B (RB) (SAW)
	5.00%, 09/01/22	240,712
	Virginia Commonwealth Transportation Board (RB)
150,000	5.00%, 09/15/22	168,207
400,000	5.00%, 09/15/23	463,464
175,000	Virginia Commonwealth Transportation Board, Series C (RB) 5.00%, 05/15/23	200,615
	Virginia Public Building Authority, Series A (RB)
160,000	5.00%, 08/01/23	184,336
120,000	5.00%, 08/01/24	142,506
425,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/24	505,389
395,000	Virginia Resources Authority (RB) 5.00%, 10/01/22	442,819
320,000	Virginia Resources Authority, Series B (RB) 5.00%, 10/01/21	346,605
		5,241,989
Washington: 0.7%
25,000	Central Puget Sound Regional Transit Authority, Series S-1 (RB) 5.00%, 11/01/22	28,104
100,000	County of King (GO) 5.00%, 07/01/24	118,463
	Energy Northwest, Colombia Generating Station Electric, Series A (RB)
465,000	5.00%, 07/01/22	517,684
100,000	5.00%, 07/01/23	114,905
50,000	Port of Seattle, Series B (RB) 5.00%, 03/01/23	56,596
200,000	State of Washington, Series A (GO) 5.00%, 07/01/23	229,976
200,000	State of Washington, Series D (GO) 5.00%, 02/01/24	233,896
		1,299,624
West Virginia: 0.2%
410,000	State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/23	471,106
Wisconsin: 1.9%
545,000	City of Madison, Series A (GO) 4.00%, 10/01/22	594,611
100,000	City of Milwaukee, Series N2 (GO) 4.00%, 03/01/23	110,179
225,000	City of Milwaukee, Series N4 (GO) 5.00%, 04/01/24	264,452
	State of Wisconsin, Series 1 (GO)
125,000	5.00%, 11/01/21	135,901
210,000	5.00%, 11/01/21	228,314
500,000	5.00%, 11/01/22	562,415
	State of Wisconsin, Series A (GO)
110,000	5.00%, 05/01/23 (c)	125,792
750,000	5.00%, 05/01/23 (c)	857,670
500,000	Wisconsin Department of Transportation, Series 1 (RB) 5.00%, 07/01/21	537,420
120,000	Wisconsin Department of Transportation, Series 2 (RB) 5.00%, 07/01/24	142,156
165,000	Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Series A (RB) 5.00%, 11/15/23	189,932
		3,748,842

Number of Shares
Total Municipal Bonds (Cost: $191,144,928)		195,106,880
MONEY MARKET FUND: 1.3% (Cost: $2,540,468)
2,540,468	Dreyfus Government Cash Management Fund - Institutional Shares	2,540,468

Total Investments: 99.4% (Cost: $193,685,396)		197,647,348
Other assets less liabilities: 0.6%		1,097,309
NET ASSETS: 100.0%		$198,744,657

Definitions:
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
TA	Tax Allocation

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector	% of Investments	Value
Education	6.6%	$13,048,349
Health Care	4.9	9,786,898
Housing	0.5	900,718
Industrial Revenue	4.0	7,812,992
Leasing	6.5	12,875,888
Local	15.8	31,237,756
Power	3.6	7,184,310
Solid Waste/Resource Recovery	0.0	16,418
Special Tax	12.6	24,864,349
State	22.4	44,288,526
Tobacco	2.0	3,884,139
Transportation	11.9	23,579,563
Water & Sewer	7.9	15,626,974
Money Market Fund	1.3	2,540,468
	100.0%	$197,647,348

VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Diversified Financials: 23.7%
306,369	Bain Capital Specialty Finance, Inc. †	$5,545,279
261,665	Barings BDC, Inc.	2,582,634
492,434	BlackRock TCP Capital Corp.	6,928,546
214,203	Fidus Investment Corp.	3,472,231
170,977	Newtek Business Services Corp. †	3,686,264
968,847	Oaktree Specialty Lending Corp.	5,163,954
448,647	Oxford Square Capital Corp. †	3,005,935
542,159	TCG BDC, Inc. †	8,197,444
447,624	TPG Specialty Lending, Inc.	8,737,620
217,330	TriplePoint Venture Growth BDC Corp. †	3,238,217
		50,558,124
Investment Companies: 76.3%
570,307	Apollo Investment Corp.	9,324,519
2,365,665	Ares Capital Corp.	43,930,399
648,113	BlackRock Kelso Capital Corp.	3,888,678
3,565,669	FS KKR Capital Corp.	20,431,283
276,349	Gladstone Capital Corp. †	2,619,789
309,032	Gladstone Investment Corp. †	3,501,333
318,745	Goldman Sachs BDC, Inc.	6,400,400
410,723	Golub Capital BDC, Inc. †	7,446,408
826,606	Hercules Technology Growth Capital, Inc.	10,729,346
427,859	Main Street Capital Corp. †	18,269,579
583,747	New Mountain Finance Corp.	8,038,196
365,052	PennantPark Floating Rate Capital Ltd.	4,278,409
631,248	PennantPark Investment Corp.	4,191,487
2,102,980	Prospect Capital Corp. †	13,921,728
278,530	Solar Capital Ltd.	5,782,283
		162,753,837
Total Common Stocks (Cost: $221,473,808)		213,311,961
MONEY MARKET FUND: 0.0% (Cost: $70,418)

70,418	Dreyfus Government Cash Management Fund - Institutional Shares	70,418
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $221,544,226)		213,382,379

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 18.6%
Repurchase Agreements: 18.6%
$9,412,182	Repurchase agreement dated 7/31/19 with BofA Securities, Inc., 2.56%, due 8/1/19, proceeds $9,412,851; (collateralized by various U.S. government and agency obligations, 2.00% to 10.00%, due 8/15/19 to 7/1/49, valued at $9,600,426 including accrued interest)	9,412,182
9,412,182	Repurchase agreement dated 7/31/19 with Daiwa Capital Markets America, Inc., 2.55%, due 8/1/19, proceeds $9,412,849; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 9/1/19 to 8/1/49, valued at $9,600,426 including accrued interest)	9,412,182
1,979,114	Repurchase agreement dated 7/31/19 with HSBC Securities USA, Inc., 2.53%, due 8/1/19, proceeds $1,979,253; (collateralized by various U.S. government and agency obligations, 0.00% to 3.75%, due 7/31/21 to 11/15/45, valued at $2,018,696 including accrued interest)	1,979,114
9,412,182	Repurchase agreement dated 7/31/19 with Morgan Stanley & Co. LLC, 2.57%, due 8/1/19, proceeds $9,412,854; (collateralized by various U.S. government and agency obligations, 3.00% to 4.50%, due 11/1/21 to 7/20/49, valued at $9,600,426 including accrued interest)	9,412,182
9,412,182	Repurchase agreement dated 7/31/19 with Nomura Securities International, Inc., 2.55%, due 8/1/19, proceeds $9,412,849; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 9/1/19 to 6/20/69, valued at $9,600,426 including accrued interest)	9,412,182
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $39,627,842)		39,627,842
Total Investments: 118.6% (Cost: $261,172,068)		253,010,221
Liabilities in excess of other assets: (18.6)%		(39,695,843)
NET ASSETS: 100.0%		$213,314,378

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $38,152,768.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financial	100.0%	$213,311,961
Money Market Fund	0.0	70,418
	100.0%	$213,382,379

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

Number of Shares		Value
CLOSED-END FUNDS: 99.9% (a)
151,581	AllianceBernstein National Municipal Income Fund, Inc.	$2,070,596
74,039	BlackRock Investment Quality Municipal Trust, Inc.	1,152,047
44,230	BlackRock Long-Term Municipal Advantage Trust	569,682
186,323	BlackRock Muni Intermediate Duration Fund, Inc.	2,656,966
83,320	BlackRock MuniAssets Fund, Inc.	1,273,963
336,529	BlackRock Municipal 2030 Target Term Trust	7,905,066
50,032	BlackRock Municipal Bond Trust	758,985
127,238	BlackRock Municipal Income Quality Trust	1,792,783
151,061	BlackRock Municipal Income Trust	2,136,003
77,647	BlackRock Municipal Income Trust II	1,166,258
138,897	BlackRock MuniEnhanced Fund, Inc.	1,561,202
38,103	BlackRock MuniHoldings Fund II, Inc.	592,502
46,136	BlackRock MuniHoldings Fund, Inc.	791,232
179,090	BlackRock MuniHoldings Investment Quality Fund	2,389,061
107,166	BlackRock MuniHoldings Quality Fund II, Inc.	1,357,793
62,242	BlackRock MuniHoldings Quality Fund, Inc.	781,760
70,210	BlackRock MuniVest Fund II, Inc.	1,073,511
221,441	BlackRock MuniVest Fund, Inc.	2,085,974
156,688	BlackRock MuniYield Fund, Inc.	2,342,486
39,185	BlackRock MuniYield Investment Fund	567,791
109,080	BlackRock MuniYield Quality Fund II, Inc.	1,406,041
328,312	BlackRock MuniYield Quality Fund III, Inc.	4,412,513
145,847	BlackRock MuniYield Quality Fund, Inc.	2,142,492
76,922	BNY Mellon Municipal Bond Infrastructure Fund, Inc.	1,076,139
89,297	BNY Mellon Municipal Income, Inc.	820,639
165,725	BNY Mellon Strategic Municipal Bond Fund, Inc.	1,387,118
211,335	BNY Mellon Strategic Municipals, Inc.	1,804,801
189,793	DWS Municipal Income Trust	2,182,619
353,408	Eaton Vance Municipal Bond Fund	4,516,554
32,219	Eaton Vance Municipal Income 2028 Term Trust	683,043
134,784	Eaton Vance Municipal Income Trust	1,705,018
36,200	Eaton Vance National Municipal Opportunities Trust	824,636
210,575	Invesco Advantage Municipal Income Trust II	2,427,930
120,019	Invesco Municipal Income Opportunities Trust	934,348
320,031	Invesco Municipal Opportunity Trust	4,080,395
261,100	Invesco Municipal Trust	3,342,080
249,991	Invesco Quality Municipal Income Trust	3,234,884
257,678	Invesco Trust for Investment Grade Municipals	3,339,507
219,574	Invesco Value Municipal Income Trust	3,341,916
78,838	MainStay Defined Term Municipal Opportunities Fund	1,646,137
106,395	MFS High Income Municipal Trust	603,260
172,297	MFS Municipal Income Trust	1,221,586
63,067	Neuberger Berman Intermediate Municipal Fund, Inc.	971,232
777,084	Nuveen AMT-Free Municipal Credit Income Fund	12,627,615
44,026	Nuveen AMT-Free Municipal Value Fund	761,210
886,484	Nuveen AMT-Free Quality Municipal Income Fund	12,534,884
105,636	Nuveen Enhanced Municipal Value Fund	1,550,736
199,063	Nuveen Intermediate Duration Municipal Term Fund	2,719,201
56,362	Nuveen Intermediate Duration Quality Municipal Term Fund	762,578
477,168	Nuveen Municipal Credit Income Fund	7,634,688
184,296	Nuveen Municipal High Income Opportunity Fund	2,600,417
688,369	Nuveen Municipal Value Fund, Inc.	7,103,968
879,465	Nuveen Quality Municipal Income Fund	12,646,707
73,902	Nuveen Select Tax-Free Income 2 Portfolio	1,070,840
55,917	Nuveen Select Tax-Free Income Portfolio	865,595
57,638	PIMCO Municipal Income Fund	838,633
74,788	PIMCO Municipal Income Fund III	934,850
114,858	Pioneer Municipal High Income Advantage Trust	1,258,844
94,685	Pioneer Municipal High Income Trust	1,199,659
233,330	Putnam Managed Municipal Income Trust	1,843,307
150,658	Putnam Municipal Opportunities Trust	1,996,218
125,005	Western Asset Managed Municipals Fund, Inc.	1,795,072
29,622	Western Asset Municipal Defined Opportunity Trust, Inc.	652,276
Total Closed-End Funds (Cost: $151,863,956)		156,527,847
MONEY MARKET FUND: 0.1% (a) (Cost: $161,790)

161,790	Dreyfus Government Cash Management Fund - Institutional Shares	161,790
Total Investments: 100.0% (Cost: $152,025,746)		156,689,637
Other assets less liabilities: 0.0%		66,685
NET ASSETS: 100.0%		$156,756,322

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov/

Summary of Investments by Sector	% of Investments	Value
Financials	99.9%	$156,527,847
Money Market Fund	0.1	161,790
	100.0%	$156,689,637

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 74.5%
Consumer, Cyclical: 6.1%
CNY	1,400,000	China South Industries Group Co. Ltd. 3.20%, 04/19/20 (p)	$203,433
	500,000	Sinochem International Corp. 3.61%, 06/06/21	72,620
			276,053
Consumer, Non-cyclical: 7.0%
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	172,285
	1,000,000	Port of Dalian Corp. 3.94%, 11/26/20	145,634
			317,919
Energy: 7.3%
	1,200,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	180,567
	1,000,000	Jizhong Energy Resources Co. Ltd. 5.40%, 03/23/21 (p)	148,644
			329,211
Financial: 41.3%
	1,000,000	China Chengtong Holdings Group Ltd. 4.67%, 07/10/21	148,088
	3,600,000	China Development Bank Corp. 3.91%, 04/06/22	533,949
		China Fortune Land Development Co. Ltd.
	1,000,000	5.10%, 10/22/20 (p)	144,757
	1,000,000	7.00%, 03/03/21 (p)	148,515
	1,000,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	152,870
	1,000,000	China Overseas Property Group Co. Ltd. 3.85%, 11/19/20 (p)	146,044
	700,000	Financial Street Holdings Co. Ltd. 4.24%, 08/31/20 (p)	102,598
	900,000	Guangzhou R&F Properties Co. Ltd. 7.00%, 01/22/21 (p)	132,832
	1,000,000	Guangzhou Yue Xiu Holdings Ltd. 5.20%, 02/28/20 (p)	146,811
	600,000	Poly Real Estate Group Co. Ltd. 4.00%, 01/15/21 (p)	87,830
	800,000	Wuxi Guolian Development Group Co. Ltd. 4.88%, 05/09/21 (p)	120,330
			1,864,624
Industrial: 12.8%
	1,248,200	China Railway Corp. 4.63%, 08/25/21	185,527
	500,000	Hubei Provincial Communications Investment Co. Ltd. 6.68%, 03/27/24 (p)	80,729
	1,000,000	Power Construction Corp. of China Ltd. 5.20%, 10/29/22	151,699
	1,080,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23 #	161,499
			579,454
Total Corporate Bonds (Cost: $3,498,536)			3,367,261
FOREIGN GOVERNMENT OBLIGATIONS: 24.0%
Government: 24.0%
		China Government Bonds
	500,000	3.27%, 08/22/46	67,110
	5,347,000	3.40%, 04/17/23	785,702
	1,541,000	4.26%, 07/31/21	229,973
Total Foreign Debt Obligations (Cost: $1,176,083)			1,082,785
Total Investments Before Collateral for Securities Loaned: 98.5% (Cost: $4,674,619)			4,450,046
Total Investments: 98.5% (Cost: $4,674,619)			4,450,046
Other assets less liabilities: 1.5%			68,607
NET ASSETS: 100.0%			$4,518,653

Definitions:

CNY	Chinese Yuan

Footnotes:

(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $161,499 which represents 3.6% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer, Cyclical	6.2%	$276,053
Consumer, Non-cyclical	7.2	317,919
Energy	7.4	329,211
Financial	41.9	1,864,624
Government	24.3	1,082,785
Industrial	13.0	579,454
	100.0%	$4,450,046

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 32.4%
Argentina: 0.2%
USD	25,000	YPF SA Reg S 8.50%, 07/28/25	$24,978
Austria: 0.4%
	64,000	JBS Investments GmbH Reg S 6.25%, 08/30/19 (c)	65,361
Bermuda: 0.8%
	100,427	Digicel Group Two Ltd. 144A 9.13% 09/03/19 (c)	18,830
	100,000	Ooredoo International Finance Ltd. Reg S 3.25%, 02/21/23	101,725
			120,555
Brazil: 0.7%
		Banco do Brasil SA Reg S
	50,000	5.88%, 01/26/22	52,925
	50,000	8.50% (US Treasury Yield Curve Rate T 10 Year+7.78%), 10/20/20 (c)	53,147
			106,072
British Virgin Islands: 2.9%
	100,000	China Cinda Finance I Ltd. Reg S 4.25%, 04/23/25	104,571
	57,000	CNOOC Finance Ltd. Reg S 3.88%, 05/02/22	58,809
	50,000	Gerdau Trade, Inc. Reg S 5.75%, 01/30/21	52,313
	200,000	Huarong Finance II Co. Ltd. Reg S 5.50%, 01/16/25	218,980
			434,673
Canada: 0.4%
	50,000	First Quantum Minerals Ltd. 144A 7.50%, 04/01/20 (c)	49,125
	12,000	First Quantum Minerals Ltd. Reg S 7.00%, 08/30/19 (c)	12,143
			61,268
Cayman Islands: 5.1%
	100,000	Alibaba Group Holding Ltd. 144A 3.60%, 08/28/24 (c)	104,132
	75,000	CK Hutchison International 17 Ltd. Reg S 2.88%, 04/05/22	75,309
	50,000	Comunicaciones Celulares SA Reg S 6.88%, 08/30/19 (c)	51,875
	75,000	Hutchison Whampoa International 11 Ltd. Reg S 4.63%, 01/13/22	78,554
	100,000	Saudi Electricity Global Sukuk Co. 2 144A 3.47%, 04/08/23	102,483
	200,000	Swire Pacific MTN Financing Ltd. Reg S 4.50%, 10/09/23	214,300
		Vale Overseas Ltd.
	60,000	4.38%, 01/11/22	62,101
	75,000	6.88%, 11/21/36	91,114
			779,868
China / Hong Kong: 0.7%
	100,000	Bank of China Ltd. Reg S 5.00%, 11/13/24	108,107
Colombia: 1.0%
	100,000	Bancolombia SA 4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c)	102,501
	40,000	Ecopetrol SA 5.38%, 03/26/26 (c)	44,280
COP	24,857,000	Empresas Públicas de Medellín ESP Reg S 8.38%, 02/01/21	7,839
			154,620
Curacao: 0.1%
USD	10,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	9,038
Czech Republic: 0.5%
EUR	50,000	CEZ AS Reg S 4.88%, 04/16/25	69,701
France: 0.4%
	50,000	mFinance France SA Reg S 2.00%, 11/26/21	58,109
India: 1.0%
USD	50,000	ICICI Bank Ltd. Reg S 4.00%, 03/18/26	51,451
	100,000	State Bank of India/London 144A 4.88%, 04/17/24	107,594
			159,045
Indonesia: 1.2%
	70,000	Pertamina Persero PT 144A 4.30%, 05/20/23	73,450
	100,000	Perusahaan Listrik Negara PT Reg S 4.13%, 05/15/27	104,327
			177,777
Ireland: 0.8%
EUR	100,000	Vnesheconombank Via VEB Finance Plc Reg S 4.03%, 02/21/23	124,450
Luxembourg: 2.1%
		Gaz Capital SA Reg S
USD	100,000	6.51%, 03/07/22	108,580
	60,000	8.63%, 04/28/34 (p)	83,068
	100,000	Gazprom OAO Via Gaz Capital SA Reg S 7.29%, 08/16/37	128,552
			320,200
Malaysia: 0.7%
	100,000	Petronas Capital Ltd. Reg S 7.88%, 05/22/22	114,210
Mexico: 3.8%
	125,000	America Movil SAB de CV 6.13%, 03/30/40	164,557
	50,000	Comision Federal de Electricidad Reg S 4.88%, 01/15/24	52,313
		Petróleos Mexicanos
	75,000	6.50%, 03/13/27	74,565
	50,000	6.50%, 06/02/41	45,074
	64,000	6.63%, 06/15/38	57,760
	50,000	6.75%, 09/21/47	45,577
EUR	110,000	Petróleos Mexicanos Reg S 5.50%, 02/24/25	133,301
			573,147
Netherlands: 3.4%
USD	100,000	Lukoil International Finance BV Reg S 6.66%, 06/07/22	109,986
	75,000	MDC-GMTN BV Reg S 5.50%, 03/01/22	80,818
	50,000	Metinvest BV 144A 7.75%, 01/23/23 (c)	52,507
		Petrobras Global Finance BV
	12,000	4.38%, 05/20/23	12,477
	50,000	6.00%, 01/27/28	54,675
	60,000	6.75%, 01/27/41	67,225
EUR	100,000	Teva Pharmaceutical Finance Netherlands II BV Reg S 1.13%, 10/15/24	90,668
		Teva Pharmaceutical Finance Netherlands III BV
USD	20,000	2.20%, 07/21/21	18,844
	20,000	2.80%, 07/21/23	17,388
	20,000	3.15%, 10/01/26	15,648
			520,236
Peru: 0.9%
	125,000	Banco de Credito del Peru Reg S 4.25%, 04/01/23	131,095
Turkey: 1.0%
	50,000	Turkiye Garanti Bankasi AS Reg S 5.25%, 09/13/22	49,380
	100,000	Yapi ve Kredi Bankasi AS 144A 6.10%, 03/16/23	96,892
			146,272
United Arab Emirates: 1.7%
	100,000	DP World Ltd. Reg S 6.85%, 07/02/37	127,551
EUR	100,000	Emirates Telecommunications Group Co. PJSC Reg S 2.75%, 06/18/26	127,091
			254,642
United Kingdom: 1.9%
USD		Anglo American Capital Plc Reg S
	50,000	3.63%, 09/11/24	51,247
	50,000	4.75%, 04/10/27	53,058
	50,000	AngloGold Ashanti Holdings Plc 5.13%, 08/01/22	52,520
	25,000	DTEK Finance Plc 10.75% 09/02/19 (c)	26,258
	100,000	Vedanta Resources Plc Reg S 6.38%, 07/30/22	99,900
			282,983
United States: 0.7%
	100,000	DAE Funding LLC Reg S 5.00%, 08/01/20 (c)	105,595
Total Corporate Bonds (Cost: $4,738,840)			4,902,002
FOREIGN GOVERNMENT OBLIGATIONS: 66.2%
Angola: 0.3%
	50,000	Angolan Government International Bond 144A 8.25%, 05/09/28	53,338
Argentina: 0.5%
EUR	120,000	Provincia de Buenos Aires Reg S 4.00%, 05/15/35 (s)	82,443
Bahrain: 0.8%
		Bahrain Government International Bonds 144A
USD	64,000	6.13%, 08/01/23	69,004
	50,000	6.75%, 09/20/29	55,724
			124,728
Brazil: 4.8%
		Brazil Government International Bonds
	25,000	4.25%, 01/07/25	26,393
	20,000	4.88%, 01/22/21	20,765
	50,000	7.13%, 01/20/37	64,125
		Brazil Letras do Tesouro Nacional
BRL	240,000	0.00%, 04/01/21 ^	58,317
	220,000	0.00%, 07/01/21 ^	52,650
	200,000	0.00%, 01/01/22 ^	46,305
	130,000	0.00%, 07/01/22 ^	29,089
	290,000	0.00%, 07/01/23 ^	60,257
		Brazil Notas do Tesouro Nacional, Series F
	305,000	10.00%, 01/01/21	85,800
	395,000	10.00%, 01/01/23	116,435
	250,000	10.00%, 01/01/25	75,750
	230,000	10.00%, 01/01/27	71,148
	55,000	10.00%, 01/01/29	17,310
			724,344
Cayman Islands: 0.7%
		KSA Sukuk Ltd. 144A
USD	50,000	2.89%, 04/20/22	50,769
	50,000	3.63%, 04/20/27	52,502
			103,271
Chile: 3.1%
		Bonos de la Tesoreria de la Republica de Chile
CLP	5,000,000	4.50%, 03/01/21	7,393
	30,000,000	4.50%, 03/01/26	47,430
	25,000,000	5.00%, 03/01/35	44,044
	20,000,000	6.00%, 01/01/43	41,342
USD	100,000	Chile Government International Bond 3.13%, 03/27/25	104,300
EUR	100,000	Corp. Nacional del Cobre de Chile Reg S 2.25%, 07/09/24	122,480
USD	100,000	Empresa Nacional del Petroleo Reg S 4.75%, 12/06/21	104,812
			471,801
China / Hong Kong: 0.7%
	100,000	Export-Import Bank of China Reg S 3.63%, 07/31/24	104,320
Colombia: 2.5%
		Colombia Government International Bonds
	25,000	4.00%, 11/26/23 (c)	26,257
	50,000	5.00%, 12/15/44 (c)	55,787
	25,000	6.13%, 01/18/41	31,344
		Colombian TES
COP	132,200,000	6.00%, 04/28/28	40,585
	53,000,000	6.25%, 11/26/25	16,789
	137,500,000	7.00%, 05/04/22	44,211
	68,000,000	7.00%, 06/30/32	22,178
	158,100,000	7.50%, 08/26/26	53,418
	100,500,000	7.75%, 09/18/30	34,933
	139,400,000	10.00%, 07/24/24	51,275
			376,777
Croatia: 0.6%
USD	75,000	Croatia Government International Bond 144A 6.00%, 01/26/24	85,738
Czech Republic: 1.2%
		Czech Republic Government Bonds
CZK	250,000	0.25%, 02/10/27	10,100
	230,000	2.00%, 10/13/33	10,558
	330,000	2.75%, 07/23/29	16,414
		Czech Republic Government Bonds Reg S
	250,000	0.45%, 10/25/23	10,548
	250,000	0.95%, 05/15/30	10,477
	380,000	1.00%, 06/26/26	16,245
	440,000	2.40%, 09/17/25	20,374
	440,000	2.50%, 08/25/28	21,151
EUR	50,000	Czech Republic International Bond Reg S 3.88%, 05/24/22	62,502
			178,369
Dominican Republic: 0.5%
		Dominican Republic International Bonds Reg S
USD	25,000	5.95%, 01/25/27	27,344
	25,000	6.85%, 01/27/45	28,000
	14,133	7.50%, 05/06/21	14,907
			70,251
Ecuador: 0.7%
	50,000	Ecuador Government International Bond 144A 7.95%, 06/20/24	52,187
	50,000	Ecuador Government International Bond Reg S 7.88%, 01/23/28	49,187
			101,374
Egypt: 0.4%
	50,000	Egypt Government International Bond 144A 7.50%, 01/31/27	54,655
El Salvador: 0.2%
	30,000	El Salvador Government International Bond Reg S 7.65%, 06/15/35	32,738
Hungary: 1.9%
		Hungary Government Bonds
HUF	7,400,000	1.75%, 10/26/22	26,076
	2,600,000	2.50%, 10/27/21 †	9,335
	5,500,000	3.00%, 06/26/24	20,487
	7,450,000	3.00%, 10/27/27	27,785
	6,520,000	5.50%, 06/24/25	27,378
6,600,000		6.00%, 11/24/23	27,350
	6,100,000	7.00%, 06/24/22	24,609
	4,830,000	7.50%, 11/12/20	18,094
USD	100,000	Hungary Government International Bond 6.38%, 03/29/21	106,331
			287,445
Indonesia: 5.6%
		Indonesia Government International Bonds Reg S
	75,000	7.75%, 01/17/38	109,637
	100,000	8.50%, 10/12/35	152,001
		Indonesia Treasury Bonds
IDR	579,000,000	5.63%, 05/15/23	40,013
	712,000,000	6.13%, 05/15/28	46,959
	598,000,000	6.63%, 05/15/33	39,316
	635,000,000	7.00%, 05/15/22	46,072
	696,000,000	7.00%, 05/15/27	49,282
	595,000,000	8.25%, 07/15/21	44,019
	230,000,000	8.25%, 05/15/29	17,461
	660,000,000	8.25%, 05/15/36	49,520
	840,000,000	8.38%, 03/15/24	63,880
	709,000,000	8.38%, 09/15/26	54,102
	628,000,000	8.38%, 03/15/34	47,707
	268,000,000	8.75%, 05/15/31	20,976
	630,000,000	9.00%, 03/15/29	49,750
	214,000,000	10.50%, 08/15/30	18,769
	66,000,000	11.00%, 11/15/20	4,987
			854,451
Israel: 2.5%
		Israel Government Bonds
ILS	120,000	1.75%, 08/31/25	36,203
	110,000	2.00%, 03/31/27	33,794
	50,000	3.75%, 03/31/24	16,335
	155,000	4.25%, 03/31/23	50,303
	130,000	5.50%, 01/31/22	41,909
	120,000	5.50%, 01/31/42	54,303
	100,000	6.25%, 10/30/26	39,253
		Israel Government International Bonds
USD	50,000	4.00%, 06/30/22	52,578
	50,000	4.50%, 01/30/43	57,568
			382,246
Jamaica: 0.4%
	50,000	Jamaica Government International Bond 6.75%, 04/28/28	58,000
Kazakhstan: 0.4%
	50,000	Kazakhstan Government International Bond Reg S 5.13%, 07/21/25	56,394
Kuwait: 0.3%
	40,000	Kuwait International Government Bond 144A 3.50%, 03/20/27	42,455
Lebanon: 0.9%
	140,000	Lebanon Government International Bond Reg S 8.25%, 04/12/21	131,300
Malaysia: 3.9%
		Malaysia Government Bonds
MYR	130,000	3.42%, 08/15/22	31,579
	225,000	3.48%, 03/15/23	54,652
	47,000	3.66%, 10/15/20	11,455
	130,000	3.73%, 06/15/28	31,714
	130,000	3.80%, 09/30/22	31,919
	180,000	3.84%, 04/15/33	43,710
	32,000	3.88%, 03/10/22	7,867
	175,000	3.89%, 03/15/27	43,226
	92,000	3.90%, 11/16/27	22,720
	147,000	3.96%, 09/15/25	36,410
	25,000	4.05%, 09/30/21	6,158
	125,000	4.06%, 09/30/24	31,099
	150,000	4.16%, 07/15/21	36,970
	123,000	4.18%, 07/15/24	30,777
	130,000	4.23%, 06/30/31	32,796
	125,000	4.39%, 04/15/26	31,778
	125,000	4.50%, 04/15/30	32,328
	133,000	4.74%, 03/15/46	35,307
	130,000	4.76%, 04/07/37	34,617
			587,082
Mexico: 5.8%
		Mexican Bonos
MXN	664,000	5.75%, 03/05/26	32,048
	1,128,000	6.50%, 06/10/21	58,537
	1,150,000	6.50%, 06/09/22	59,396
	1,110,000	7.25%, 12/09/21	58,356
	1,190,100	7.50%, 06/03/27	62,858
	546,000	7.75%, 05/29/31	29,104
	477,000	7.75%, 11/23/34	25,259
	762,000	7.75%, 11/13/42	39,516
	906,000	8.00%, 12/07/23	48,987
	394,000	8.00%, 11/07/47	20,949
	520,000	8.50%, 05/31/29	29,269
	620,000	8.50%, 11/18/38	34,752
	1,095,000	10.00%, 12/05/24	64,595
	430,000	10.00%, 11/20/36	27,368
		Mexico Government International Bonds
USD	77,000	4.00%, 10/02/23	80,679
	75,000	4.75%, 03/08/44	77,625
	50,000	5.55%, 01/21/45	57,925
	60,000	6.05%, 01/11/40	72,226
			879,449
Nigeria: 1.0%
NGN	18,470,000	Nigeria Government Bond 16.39%, 01/27/22	54,811
USD	100,000	Nigeria Government International Bond 144A 6.50%, 11/28/27	102,614
			157,425
Oman: 0.8%
		Oman Government International Bonds 144A
	75,000	5.63%, 01/17/28	74,336
	50,000	6.75%, 01/17/48	47,219
			121,555
Panama: 0.3%
		Panama Government International Bonds
	20,000	3.88%, 12/17/27 (c)	21,438
	19,400	7.13%, 01/29/26	24,274
			45,712
Peru: 1.9%
		Peru Government Bonds
PEN	45,000	5.70%, 08/12/24	15,076
	90,000	6.35%, 08/12/28	31,322
	60,000	6.85%, 02/12/42	22,159
	60,000	6.90%, 08/12/37	22,222
	65,000	6.95%, 08/12/31	23,859
	55,000	8.20%, 08/12/26	20,964
		Peru Government Bonds Reg S 144A
	44,000	5.94%, 02/12/29	14,929
	70,000	6.15%, 08/12/32	24,143
		Peru Government International Bonds
USD	62,000	7.35%, 07/21/25	78,989
	25,000	8.75%, 11/21/33	40,875
			294,538
Philippines: 1.1%
		Philippine Government International Bonds
	50,000	5.00%, 01/13/37	62,870
	25,000	6.38%, 10/23/34	35,081
	25,000	9.50%, 02/02/30	40,258
	25,000	10.63%, 03/16/25	35,876
			174,085
Poland: 3.1%
		Republic of Poland Government Bonds
PLN	180,000	1.75%, 07/25/21	47,027
	160,000	2.25%, 04/25/22	42,267
	210,000	2.50%, 01/25/23	55,947
	175,000	2.50%, 07/25/26	46,880
	175,000	2.50%, 07/25/27	46,889
	130,000	2.75%, 04/25/28	35,496
	10,000	2.75%, 10/25/29	2,755
	130,000	3.25%, 07/25/25	36,208
	135,000	4.00%, 10/25/23	38,212
	110,000	5.25%, 10/25/20	29,973
	100,000	5.75%, 10/25/21	28,383
	120,000	5.75%, 09/23/22	35,025
	50,000	5.75%, 04/25/29	17,192
			462,254
Qatar: 0.9%
USD	100,000	Qatar Government International Bond Reg S 6.40%, 01/20/40	140,999
Romania: 1.6%
		Romania Government Bonds
RON	80,000	3.25%, 03/22/21	18,794
	60,000	3.25%, 04/29/24	13,740
	80,000	3.40%, 03/08/22	18,768
	80,000	4.75%, 02/24/25 †	19,486
	60,000	5.80%, 07/26/27	15,685
	70,000	5.85%, 04/26/23	17,683
	70,000	5.95%, 06/11/21	17,206
		Romanian Government International Bonds Reg S
EUR	25,000	2.75%, 10/29/25	31,303
	45,000	3.88%, 10/29/35	58,403
USD	25,000	4.88%, 01/22/24	27,010
			238,078
Russia: 3.5%
		Russian Federal Bonds
RUB	700,000	6.50%, 02/28/24	10,835
	1,690,000	6.90%, 05/23/29	26,164
	2,000,000	7.00%, 12/15/21	31,650
	1,200,000	7.00%, 08/16/23	18,962
	2,000,000	7.05%, 01/19/28	31,495
	2,300,000	7.10%, 10/16/24	36,458
	800,000	7.25%, 05/10/34	12,493
	2,400,000	7.40%, 12/07/22	38,522
	310,000	7.40%, 07/17/24	4,974
	1,930,000	7.50%, 08/18/21	30,841
	800,000	7.60%, 07/20/22	12,866
	2,600,000	7.70%, 03/23/33	42,218
	2,100,000	7.75%, 09/16/26	34,370
	800,000	7.95%, 10/07/26	13,282
	2,080,000	8.15%, 02/03/27	34,828
	1,700,000	8.50%, 09/17/31	29,462
		Russian Foreign Bonds Reg S
USD	37,500	7.50%, 03/31/30 (s)	42,298
	45,000	12.75%, 06/24/28 (p)	74,490
			526,208
Saudi Arabia: 0.3%
	50,000	Saudi Government International Bond 144A 4.50%, 10/26/46	53,015
South Africa: 4.0%
		Republic of South Africa Government Bonds
ZAR	700,000	7.00%, 02/28/31	41,737
	550,000	7.75%, 02/28/23	39,152
	760,000	8.00%, 01/31/30	50,109
	600,000	8.25%, 03/31/32	38,947
	700,000	8.50%, 01/31/37	44,357
	720,000	8.75%, 01/31/44	45,377
	1,175,000	8.75%, 02/28/48	73,524
	550,000	8.88%, 02/28/35	36,446
	320,000	9.00%, 01/31/40	20,942
	1,050,000	10.50%, 12/21/26	82,911
		Republic of South Africa Government International Bonds
USD	50,000	4.30%, 10/12/28	48,405
	75,000	5.88%, 09/16/25	81,399
			603,306
Sri Lanka: 0.6%
		Sri Lanka Government International Bonds 144A
	50,000	5.75%, 04/18/23	50,137
	40,000	6.85%, 11/03/25	40,781
			90,918
Thailand: 3.9%
		Thailand Government Bonds
THB	1,300,000	1.88%, 06/17/22	42,481
	1,300,000	2.00%, 12/17/22	42,678
	1,400,000	2.13%, 12/17/26	46,590
	90,000	2.40%, 12/17/23	3,011
	124,000	2.88%, 12/17/28	4,385
	1,350,000	3.40%, 06/17/36	52,399
	1,593,000	3.63%, 06/16/23	55,484
	1,900,000	3.65%, 12/17/21	64,613
	1,300,000	3.65%, 06/20/31	50,337
	589,000	3.78%, 06/25/32	23,129
	1,250,000	3.85%, 12/12/25	45,774
	1,000,000	4.68%, 06/29/44	46,417
	1,400,000	4.88%, 06/22/29	57,903
	1,400,000	Thailand Government Bond Reg S 4.26%, 12/12/37	59,761
			594,962
Turkey: 3.0%
		Turkey Government International Bonds
USD	60,000	5.63%, 03/30/21	61,153
	50,000	6.00%, 03/25/27	48,533
	90,000	6.88%, 03/17/36	88,402
TRY	170,000	7.10%, 03/08/23	23,841
USD	80,000	7.38%, 02/05/25	84,229
TRY	170,000	8.00%, 03/12/25	22,604
	100,000	9.20%, 09/22/21	16,047
	130,000	10.50%, 08/11/27	18,617
	215,000	10.60%, 02/11/26	32,027
	100,000	10.70%, 08/17/22	16,038
	130,000	11.00%, 03/02/22	21,270
	110,000	12.40%, 03/08/28	17,494
			450,255
United Arab Emirates: 0.8%
		Abu Dhabi Government International Bonds 144A
USD	50,000	2.50%, 10/11/22	50,392
	65,000	3.13%, 10/11/27	67,539
			117,931
Uruguay: 0.7%
	77,000	Uruguay Government International Bond 4.50%, 08/14/24 †	82,872
		Uruguay Government International Bonds Reg S
UYU	370,000	8.50%, 03/15/28	9,797
	300,000	9.88%, 06/20/22	8,909
			101,578
Total Foreign Government Obligations (Cost: $9,858,498)			10,015,788

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $11,908)
	11,908	Dreyfus Government Cash Management Fund - Institutional Shares	11,908
Total Investments Before Collateral for Securities Loaned: 98.7% (Cost: $14,609,246)			14,929,698

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $50,233)
Repurchase Agreements: 0.3%
	50,233	Repurchase agreement dated 7/31/19 with BofA Securities, Inc., 2.54%, due 8/1/19, proceeds $50,237; (collateralized by various U.S. government and agency obligations, 0.13% to 3.13%, due 7/15/22 to 2/15/49, valued at $51,238 including accrued interest)	50,233
Total Investments: 99.0% (Cost: $14,659,479)			14,979,931
Other assets less liabilities: 1.0%			151,772
NET ASSETS: 100.0%			$15,131,703

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - the rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $47,117.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,646,490, or 10.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.8%	$576,028
Communications	3.8	568,210
Consumer, Non-cyclical	2.3	344,498
Diversified	2.5	368,163
Energy	8.5	1,262,825
Financial	9.0	1,340,020
Government	67.1	10,015,788
Industrial	0.7	105,595
Utilities	2.2	336,663
Money Market Fund	0.1	11,908
	100.0%	$14,929,698

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 92.6%
Argentina: 4.5%
$339,063	Aeropuertos Argentina 2000 SA 144A 6.88%, 02/06/22 (c)	$328,894
550,000	AES Argentina Generacion SA 144A 7.75%, 02/02/21 (c)	495,006
475,000	Agua y Saneamientos Argentinos SA Reg S 6.63%, 02/01/21 (c)	358,630
550,000	Arcor SAIC 144A 6.00%, 07/06/20 (c) †	546,425
350,000	Banco Macro SA 144A 6.75% (USD Swap Semi 30/360 5 Year+5.46%), 11/04/21 (c)	299,254
300,000	Capex SA 144A 6.88%, 05/15/21 (c)	272,253
300,000	Cia General de Combustibles SA 144A 9.50%, 11/07/19 (c)	300,003
400,000	Cia Latinoamericana de Infraestructura & Servicios SA 144A 9.50%, 07/20/20 (c)	275,504
300,000	Generacion Mediterranea SA 144A 9.63%, 07/27/20 (c)	257,550
450,000	Genneia SA 144A 8.75%, 01/20/20 (c)	422,438
400,000	IRSA Propiedades Comerciales SA 144A 8.75%, 03/23/20 (c)	388,480
	Pampa Energia SA 144A
500,000	7.38%, 07/21/20 (c) †	498,125
800,000	7.50%, 01/24/22 (c)	741,000
200,000	9.13%, 04/15/24 (c)	199,890
410,000	Pan American Energy LLC 144A 7.88%, 05/07/21	425,888
550,000	Rio Energy SA / UGEN SA / UENSA SA 144A 6.88%, 02/01/22 (c)	413,188
500,000	Tecpetrol SA 144A 4.88%, 12/12/20 (c)	486,250
300,000	Telecom Argentina SA 144A 8.00%, 07/18/23 (c)	304,688
500,000	Transportadora de Gas del Sur SA 144A 6.75%, 05/02/22 (c)	472,500
300,000	YPF Energia Electrica SA 144A 10.00%, 07/25/23 (c)	300,045
	YPF SA 144A
930,000	6.95%, 07/21/27	840,487
675,000	7.00%, 06/15/47 (c)	581,344
950,000	8.50%, 03/23/21	976,125
1,600,000	8.50%, 07/28/25	1,598,560
200,000	8.50%, 03/27/29 (c)	193,500
1,550,000	8.75%, 04/04/24 †	1,590,687
		13,566,714
Austria: 0.4%
100,000	BRF GmbH 144A 4.35%, 09/29/26	95,250
	JBS Investments GmbH 144A
200,000	6.25%, 09/02/19 (c)	204,252
200,000	7.25%, 09/03/19 (c) †	208,000
	JBS Investments II GmbH 144A
200,000	5.75%, 07/15/22 (c)	202,450
300,000	7.00%, 01/15/22 (c)	321,900
200,000	Klabin Austria GmbH 144A 5.75%, 01/03/29 (c)	211,252
		1,243,104
Azerbaijan: 1.4%
950,000	International Bank of Azerbaijan OJSC Reg S 3.50%, 09/01/24	843,125
2,075,000	Southern Gas Corridor CJSC 144A 6.88%, 03/24/26	2,443,283
700,000	State Oil Co. of the Azerbaijan Republic Reg S 6.95%, 03/18/30	841,165
		4,127,573
Bahrain: 0.8%
	Oil and Gas Holding Co. BSCC 144A
1,075,000	7.50%, 10/25/27	1,192,740
500,000	7.63%, 11/07/24	560,796
500,000	8.38%, 11/07/28	586,961
		2,340,497
Belarus: 0.1%
400,000	Development Bank of the Republic of Belarus JSC 144A 6.75%, 05/02/24	420,104
Bermuda: 1.6%
200,000	China Oil & Gas Group Ltd. Reg S 4.63%, 04/20/20 (c)	198,910
200,000	Cosan Ltd. 144A 5.95%, 09/20/20 (c)	211,502
912,000	Digicel Group One Ltd. 144A 8.25%, 12/30/20 (c) †	561,450
	Digicel Group Two Ltd. 144A
673,000	8.25%, 09/30/20 (c)	141,330
1,205,132	9.13% 09/03/19 (c)	225,962
	Digicel Ltd. 144A
1,125,000	6.00%, 09/03/19 (c)	779,062
900,000	6.75%, 08/16/19 (c)	437,634
400,000	GCL New Energy Holdings Ltd. Reg S 7.10%, 01/30/21	392,161
500,000	Geopark Ltd. 144A 6.50%, 09/21/21 (c)	521,875
600,000	Inkia Energy Ltd. 144A 5.88%, 11/09/22 (c)	626,850
750,000	Li & Fung Ltd. Reg S 5.25%, 11/03/21 (c)	593,633
		4,690,369
Brazil: 4.1%
	Banco Bradesco SA 144A
350,000	5.75%, 03/01/22	369,950
600,000	5.90%, 01/16/21	625,800
75,000	Banco BTG Pactual SA 144A 5.75%, 09/28/22	77,626
300,000	Banco BTG Pactual SA Reg S 5.75%, 09/28/22	310,503
900,000	Banco do Brasil SA 3.88%, 10/10/22	918,855
	Banco do Brasil SA 144A
730,000	5.88%, 01/26/22	772,705
400,000	5.88%, 01/19/23	429,504
400,000	8.50% (US Treasury Yield Curve Rate T 10 Year+7.78%), 10/20/20 (c)	425,180
	Banco do Brasil SA/Cayman 144A
200,000	4.63%, 01/15/25 †	208,950
200,000	4.75%, 03/20/24	209,850
200,000	4.88%, 04/19/23	210,152
200,000	5.38%, 01/15/21	206,252
50,000	Banco do Estado do Rio Grande do Sul SA 144A 7.38%, 02/02/22	53,750
200,000	Banco do Estado do Rio Grande do Sul SA Reg S 7.38%, 02/02/22	215,000
	Banco Nacional de Desenvolvimento Economico e Social 144A
400,000	4.75%, 05/09/24	421,000
300,000	5.75%, 09/26/23	330,270
400,000	Banco Safra SA 144A 6.75%, 01/27/21	421,004
550,000	BRF SA 144A 4.75%, 05/22/24 †	554,372
200,000	Caixa Economica Federal 144A 3.50%, 11/07/22	202,252
560,000	Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/23 (c)	652,260
660,000	Centrais Eletricas Brasileiras SA 144A 5.75%, 10/27/21	692,769
200,000	Cia de Saneamento Basico do Estado de Sao Paulo Reg S 6.25%, 08/30/19 (c)	203,250
	Globo Comunicacao e Participacoes SA 144A
150,000	4.84%, 03/08/25 (c)	155,702
150,000	4.88%, 04/11/22	155,720
	Itau Unibanco Holding SA 144A
1,200,000	5.13%, 05/13/23	1,261,200
1,050,000	5.75%, 01/22/21	1,095,150
200,000	6.20%, 12/21/21	212,502
300,000	Itau Unibanco Holding SA/Cayman Island 144A 5.50%, 08/06/22	316,890
200,000	Light Servicos de Eletricidade SA/Light Energia SA 144A 7.25%, 05/03/21 (c)	215,000
300,000	Natura Cosmeticos SA 144A 5.38%, 02/01/21 (c) †	313,878
		12,237,296
British Virgin Islands: 4.4%
350,000	Arcos Dorados Holdings, Inc. 144A 6.63%, 09/27/23	382,375
500,000	Central American Bottling Corp. 144A 5.75%, 01/31/22 (c)	521,880
	Easy Tactic Ltd. Reg S
700,000	5.75%, 01/13/20 (c)	690,392
200,000	7.00%, 04/25/20 (c)	203,215
200,000	8.13%, 02/27/21 (c)	205,498
300,000	8.75%, 01/10/21	312,397
1,200,000	Fortune Star BVI Ltd. Reg S 5.25%, 03/23/20 (c)	1,193,994
400,000	Franshion Brilliant Ltd. Reg S 5.75% (USD Swap Semi 30/360 5 Year+3.86%), 01/17/22 (c)	390,200
	Gold Fields Orogen Holdings BVI Ltd. 144A
557,000	4.88%, 10/07/20	567,472
550,000	5.13%, 04/15/24 (c)	574,090
550,000	6.13%, 02/15/29 (c)	602,250
	Greenland Global Investment Ltd. Reg S
450,000	4.85%, 08/17/20	448,200
200,000	5.25%, 02/12/21 †	200,756
350,000	5.88%, 07/03/24	337,589
450,000	Grupo Unicomer Co. Ltd. 144A 7.88%, 04/01/21 (c)	488,250
300,000	Lai Fung Bonds 2018 Ltd. Reg S 5.65%, 01/18/23	288,228
425,000	LS Finance 2022 Ltd. Reg S 4.25%, 10/16/22	423,587
200,000	LS Finance 2025 Ltd. Reg S 4.50%, 06/26/25	194,459
400,000	New Metro Global Ltd. Reg S 6.50%, 04/23/20 (c)	379,994
220,000	Prime Bloom Holdings Ltd. Reg S 6.95%, 07/05/20 (c)	162,800
200,000	RKI Overseas Finance 2016 B Ltd. Reg S 4.70%, 09/06/19 (c)	198,243
250,000	RKI Overseas Finance 2017 A Ltd. Reg S 7.00%, 06/23/22 (c)	216,341
200,000	RKP Overseas Finance 2016 A Ltd. Reg S 7.95%, 02/17/22 (c)	189,012
	Scenery Journey Ltd. Reg S
200,000	9.00%, 03/06/21	199,549
500,000	11.00%, 11/06/20	518,130
300,000	13.75%, 11/06/21 (c) †	316,091
200,000	Sino-Ocean Land Treasure III Ltd. Reg S 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (c)	178,696
526,900	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/26 (c)	543,534
900,000	Studio City Co. Ltd. 144A 7.25%, 09/03/19 (c)	928,215
670,000	Studio City Finance Ltd. 144A 7.25%, 02/11/21 (c)	710,200
300,000	Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	301,179
200,000	Yingde Gases Investment Ltd. 144A 6.25%, 01/19/21 (c)	204,295
200,000	Zhongrong International Resources Co. Ltd. Reg S 7.25%, 10/26/20	133,001
		13,204,112
Canada: 2.1%
400,000	Canacol Energy Ltd. 144A 7.25%, 05/03/22 (c)	420,504
	First Quantum Minerals Ltd. 144A
800,000	6.50%, 09/01/20 (c)	772,616
1,000,000	6.88%, 03/01/21 (c)	948,750
800,000	7.25%, 09/03/19 (c)	807,000
1,000,000	7.25%, 10/01/19 (c)	993,750
1,277,000	7.50%, 04/01/20 (c)	1,254,652
300,000	Frontera Energy Corp. 144A 9.70%, 06/25/21 (c)	322,620
277,652	Stoneway Capital Corp. 144A 10.00%, 03/01/22 (c)	257,869
300,000	Vale Canada Ltd. 7.20%, 09/15/32	353,250
		6,131,011
Cayman Islands: 13.0%
300,000	361 Degrees International Ltd. Reg S 7.25%, 08/30/19 (c) †	249,900
	Agile Group Holdings Ltd. Reg S
400,000	6.70%, 03/07/21 (c)	415,916
200,000	8.50%, 07/18/20 (c)	213,018
700,000	Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	683,798
200,000	Alpha Star Holding V Ltd. Reg S 6.63%, 04/18/23 †	195,687
200,000	CAR, Inc. Reg S 6.00%, 08/30/19 (c)	193,800
300,000	Cementos Progreso Trust 144A 7.13%, 09/17/19 (c)	311,813
	Central China Real Estate Ltd. Reg S
200,000	6.50%, 03/05/21	201,500
275,000	8.75%, 08/30/19 (c)	285,863
	CFLD Cayman Investment Ltd. Reg S
400,000	6.50%, 12/21/20	402,502
200,000	8.63%, 02/28/21	206,874
300,000	9.00%, 07/31/21	313,273
200,000	China Aoyuan Group Ltd. Reg S 7.95%, 09/07/20 (c) (p) †	208,383
300,000	China Aoyuan Property Group Ltd. Reg S 7.50%, 05/10/20 (c)	306,404
	China Evergrande Group Reg S
850,000	7.50%, 06/28/20 (c) †	782,907
300,000	8.25%, 03/23/20 (c)	291,162
1,625,000	8.75%, 06/28/21 (c)	1,450,405
500,000	9.50%, 03/29/21 (c)	473,781
700,000	China SCE Property Holdings Ltd. Reg S 5.88%, 03/10/20 (c)	691,237
	CIFI Holdings Group Co. Ltd. Reg S
200,000	5.50%, 01/23/20 (c)	199,306
200,000	6.55%, 03/28/22 (c)	197,196
200,000	6.88%, 04/23/20 (c)	205,100
200,000	7.63%, 03/02/21	207,300
437,500	7.75%, 08/05/19 (c)	445,759
825,000	Comcel Trust 144A 6.88%, 09/03/19 (c)	855,937
	Country Garden Holdings Co. Ltd. Reg S
600,000	4.75%, 09/28/20 (c)	591,947
300,000	5.63%, 12/15/21 (p) †	305,113
500,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 03/21/23	509,303
750,000	DIB Tier 1 Sukuk 3 Ltd. Reg S 6.25% (+3.66%), 01/22/25 (c)	798,862
200,000	E-House China Enterprise Holdings Ltd. Reg S 7.75%, 02/28/21	203,600
400,000	Emirates Reit Sukuk Ltd. Reg S 5.13%, 12/12/22	395,554
400,000	Energuate Trust 144A 5.88%, 05/03/22 (c)	404,000
	Ezdan Sukuk Co. Ltd. Reg S
800,000	4.38%, 05/18/21	737,216
200,000	4.88%, 04/05/22	180,952
	Fantasia Holdings Group Co. Ltd. Reg S
300,000	7.38%, 10/04/19 (c)	278,853
200,000	15.00%, 12/18/20 (p)	214,117
200,000	Future Land Development Holdings Ltd. Reg S 6.50%, 09/12/20	195,004
600,000	Global A&T Electronics Ltd. 8.50%, 08/30/19 (c)	569,297
300,000	Gol Finance, Inc. 144A 7.00%, 01/31/22 (c)	303,750
400,000	Greentown China Holdings Ltd. Reg S 5.88%, 08/30/19 (c)	404,747
950,000	Grupo Aval Ltd. 144A 4.75%, 09/26/22	972,572
200,000	Health and Happiness H&H International Holdings Ltd. 144A 7.25%, 09/03/19 (c)	203,777
600,000	Industrial Senior Trust 144A 5.50%, 11/01/22	615,300
200,000	Jingrui Holdings Ltd. Reg S 9.45%, 04/23/21	190,600
	Kaisa Group Holdings Ltd. Reg S
400,000	8.50%, 06/30/20 (c)	384,998
650,000	9.38%, 06/30/21 (c)	604,482
200,000	11.25%, 04/09/21 (c)	206,297
400,000	King Talent Management Ltd. Reg S 5.60% (US Treasury Yield Curve Rate T 5 Year+3.52%), 12/04/22 (c)	352,000
	KWG Group Holdings Ltd. Reg S
200,000	7.88%, 08/09/20 (c)	208,400
200,000	7.88%, 09/01/21 (c)	203,610
	KWG Property Holding Ltd. Reg S
200,000	5.88%, 11/10/21 (c)	181,812
300,000	6.00%, 03/15/20 (c)	297,772
500,000	Lamar Funding Ltd. 144A 3.96%, 05/07/25	460,875
800,000	Lamar Funding Ltd. Reg S 3.96%, 05/07/25	737,400
	Latam Finance Ltd. 144A
700,000	6.88%, 04/11/21 (c)	736,757
900,000	7.00%, 03/01/23 (c)	955,125
	Logan Property Holdings Co. Ltd. Reg S
200,000	5.25%, 05/23/20 (c)	193,415
400,000	6.88%, 04/24/20 (c)	409,600
	MAF Global Securities Ltd. Reg S
550,000	5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (c)	553,305
300,000	6.38% (US Treasury Yield Curve Rate T 5 Year+3.54%), 03/20/26 (c)	300,343
	Melco Resorts Finance Ltd. 144A
900,000	4.88%, 06/06/20 (c)	907,823
600,000	5.25%, 04/26/22 (c)	615,352
400,000	5.63%, 07/17/22 (c)	413,779
	MGM China Holdings Ltd. 144A
200,000	5.38%, 05/15/21 (c)	207,500
200,000	5.88%, 05/15/22 (c)	210,000
200,000	Modern Land China Co. Ltd. Reg S 7.95%, 03/05/21 †	183,282
	Mumtalakat Sukuk Holding Co. Reg S
500,000	4.00%, 11/25/21	498,500
800,000	5.63%, 02/27/24	829,599
300,000	NagaCorp Ltd. 144A 9.38%, 05/21/20 (c)	318,275
300,000	NMC Healthcare Sukuk Ltd. Reg S 5.95%, 11/21/23	316,252
152,610	Odebrecht Offshore Drilling Finance Ltd. 144A 6.72%, 12/01/21 (c)	150,322
200,000	OmGrid Funding Ltd. 144A 5.20%, 05/16/27	190,339
200,000	Powerlong Real Estate Holdings Ltd. 6.95%, 04/17/21	200,700
	Redsun Properties Group Ltd. Reg S
200,000	9.95%, 04/11/21 (c)	195,497
200,000	11.50%, 03/04/21	205,747
	Ronshine China Holdings Ltd. Reg S
400,000	8.25%, 02/01/20 (p)	407,000
200,000	11.25%, 08/22/21	213,601
250,000	Sagicor Finance 2015 Ltd. 144A 8.88%, 09/02/19 (c)	263,438
900,000	Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/21 (c)	832,500
450,000	Shimao Property Holdings Ltd. Reg S 4.75%, 07/03/20 (c) †	453,406
	Sunac China Holdings Ltd. Reg S
400,000	6.88%, 08/08/20	404,464
200,000	7.88%, 02/15/21 (c)	203,853
600,000	7.95%, 08/08/20 (c)	611,250
300,000	8.38%, 01/15/21	310,500
500,000	Termocandelaria Power Ltd. 144A 7.88%, 01/30/23 (c)	549,380
800,000	Times Property Holdings Ltd. Reg S 6.60%, 11/30/20 (c) †	799,660
750,000	WTT Investment Ltd./Hong Kong 144A 5.50%, 11/21/20 (c)	772,648
	Wynn Macau Ltd. 144A
700,000	4.88%, 10/01/20 (c)	700,875
700,000	5.50%, 10/01/22 (c)	707,000
200,000	Yankuang Group Cayman Ltd. Reg S 6.00%, 01/30/22	205,995
	Yuzhou Properties Co. Ltd. Reg S
300,000	6.00%, 01/25/20 (c)	296,559
400,000	7.90%, 05/11/20 (c)	413,600
200,000	8.63%, 01/23/22 †	209,506
200,000	Zhenro Properties Group Ltd. Reg S 12.50%, 01/02/21 †	214,400
		38,862,178
Chile: 0.5%
600,000	AES Gener SA 144A 7.13% (USD Swap Semi 30/360 5 Year+4.64%), 04/07/24 (c)	648,750
500,000	CorpGroup Banking SA 144A 6.75%, 09/03/19 (c) †	501,880
500,000	Empresa Electrica Guacolda SA 144A 4.56%, 01/30/25 (c)	474,172
		1,624,802
China / Hong Kong: 2.1%
200,000	Agile Group Holdings Ltd. Reg S 6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (c)	199,115
650,000	Bank of East Asia Ltd. Reg S 5.50% (US Treasury Yield Curve Rate T 5 Year+3.83%), 12/02/20 (c)	652,623
200,000	Chengdu Economic & Technological Development Zone State-Owned Assets Investment Reg S 7.50%, 02/12/22	202,249
1,050,000	China Cinda Asset Management Co. Ltd. Reg S 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (c)	1,044,750
	China CITIC Bank International Ltd. Reg S
600,000	4.25% (US Treasury Yield Curve Rate T 5 Year+3.11%), 10/11/21 (c)	589,475
200,000	7.10% (US Treasury Yield Curve Rate T 5 Year+4.15%), 11/06/23 (c)	216,064
500,000	CMB Wing Lung Bank Ltd. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+3.95%), 01/24/24 (c)	525,866
200,000	Full Dragon Hong Kong International Development Ltd. Reg S 5.60%, 02/14/21	199,500
200,000	Guangxi Financial Investment Group Co. Ltd. Reg S 5.75%, 01/23/21	193,400
450,000	ICBC Asia Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (c)	451,190
1,300,000	Nanyang Commercial Bank Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (c)	1,280,526
200,000	Qinghai Provincial Investment Group Co. Ltd. Reg S 6.40%, 07/10/21	141,088
	Yanlord Land HK Co. Ltd. Reg S
200,000	5.88%, 01/23/20 (c) †	204,306
200,000	6.75%, 04/23/21 (c)	207,415
200,000	Zoomlion HK SPV Co. Ltd. 144A 6.13%, 12/20/22	204,020
		6,311,587
Colombia: 1.8%
550,000	Banco Davivienda SA 144A 5.88%, 07/09/22	585,755
	Banco de Bogota SA 144A
1,175,000	5.38%, 02/19/23	1,245,512
400,000	6.25%, 05/12/26	447,000
300,000	Banco GNB Sudameris SA 144A 6.50% (US Treasury Yield Curve Rate T 5 Year+4.56%), 04/03/22 (c)	314,628
	Bancolombia SA
700,000	4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c)	717,507
1,100,000	5.13%, 09/11/22 †	1,156,386
700,000	Colombia Telecomunicaciones SA ESP 144A 5.38%, 09/03/19 (c)	707,882
300,000	Credivalores-Crediservicios SAS 144A 9.75%, 07/27/20 (c)	304,500
		5,479,170
Costa Rica: 0.3%
	Banco Nacional de Costa Rica 144A
350,000	5.88%, 04/25/21	359,538
450,000	6.25%, 11/01/23	480,881
		840,419
Croatia: 0.2%
600,000	Hrvatska Elektroprivreda 144A 5.88%, 10/23/22	653,296
Curacao: 0.3%
525,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	474,469
375,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	358,594
		833,063
Dominican Republic: 0.2%
300,000	Aeropuertos Dominicanos Siglo XXI SA 144A 6.75%, 04/01/24 (c) †	316,875
300,000	Banco de Reservas de la Republica Dominicana 144A 7.00%, 02/01/23	311,775
		628,650
Ecuador: 0.1%
400,000	Petroamazonas EP 144A 4.63%, 11/06/20	398,200

Georgia: 0.5%
400,000	Bank of Georgia JSC 144A 6.00%, 07/26/23	408,092
200,000	Georgia Capital JSC 144A 6.13%, 03/09/24	190,750
500,000	Georgian Railway JSC 144A 7.75%, 07/11/22	550,750
200,000	TBC Bank JSC 144A 5.75%, 06/19/24	202,000
		1,351,592
India: 1.9%
600,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energ 144A 6.25%, 12/10/24 †	617,355
300,000	Delhi International Airport Ltd. 144A 6.45%, 06/04/29	316,950
500,000	Delhi International Airport Pvt Ltd. 144A 6.13%, 10/31/26	531,508
	GMR Hyderabad International Airport Ltd. 144A
300,000	4.25%, 10/27/27	278,267
400,000	5.38%, 04/10/24	410,200
400,000	HPCL-Mittal Energy Ltd. Reg S 5.25%, 04/28/27 †	405,183
500,000	IDBI Bank Ltd. Reg S 4.25%, 11/30/20	504,435
	JSW Steel Ltd. Reg S
900,000	5.25%, 04/13/22	922,544
200,000	5.95%, 04/18/24	206,915
500,000	ReNew Power Synthetic 144A 6.67%, 03/12/21 (c)	514,037
500,000	Shriram Transport Finance Co. Ltd. 144A 5.95%, 10/24/22	512,706
200,000	Shriram Transport Finance Co. Ltd. Reg S 5.70%, 02/27/22	204,350
200,000	Yes Bank Ifsc Banking Unit Branch Reg S 3.75%, 02/06/23	185,000
		5,609,450
Indonesia: 0.6%
500,000	ABM Investama Tbk PT 144A 7.13%, 08/01/20 (c)	462,283
360,000	Bukit Makmur Mandiri Utama PT 144A 7.75%, 02/13/20 (c)	367,752
320,000	Chandra Asri Petrochemical Tbk PT 144A 4.95%, 11/08/21 (c)	308,262
200,000	Delta Merlin Dunia Tekstil PT 144A 8.63%, 03/12/22 (c)	53,504
700,000	Saka Energi Indonesia PT 144A 4.45%, 05/05/24	705,928
		1,897,729
Ireland: 3.0%
1,125,000	Alfa Bank OJSC 144A 7.75%, 04/28/21	1,210,905
750,000	Bank Otkritie Financial Corp. OJSC Reg S 10.00%, 12/17/19 # ∞ (d) *	0
300,000	Borets Finance DAC 144A 6.50%, 04/07/22	305,310
	Credit Bank of Moscow Via CBOM Finance Plc 144A
350,000	5.55%, 02/14/23	349,584
550,000	5.88%, 11/07/21	560,338
500,000	7.12%, 06/25/24	523,885
700,000	Eurochem Finance DAC 144A 5.50%, 03/13/24	743,316
400,000	Eurotorg LLC via Bonitron DAC 144A 8.75%, 10/30/22	424,600
	GTLK Europe DAC Reg S
800,000	5.13%, 05/31/24	819,000
700,000	5.95%, 07/19/21	728,923
600,000	Hacienda Investments Ltd. Via DME Airport DAC Reg S 5.08%, 02/15/23	615,166
400,000	Koks OAO Via Koks Finance DAC 144A 7.50%, 05/04/22	418,988
800,000	Metalloinvest Finance DAC 144A 4.85%, 05/02/24	832,278
550,000	Mobile Telesystems OJSC 144A 5.00%, 05/30/23	577,973
900,000	SCF Capital Ltd. 144A 5.38%, 06/16/23	942,363
		9,052,629
Kazakhstan: 1.5%
	Halyk Savings Bank of Kazakhstan JSC 144A
476,206	5.50%, 09/02/19 (c)	479,184
500,000	7.25%, 01/28/21	526,122
	KazMunayGas National Co. JSC 144A
500,000	3.88%, 04/19/22	513,228
400,000	4.40%, 04/30/23	420,389
1,000,000	4.75%, 04/19/27	1,083,030
1,200,000	5.75%, 04/19/47	1,377,905
		4,399,858
Kuwait: 0.1%
300,000	Al Ahli Bank of Kuwait KSCP Reg S 7.25% (USD Swap Semi 30/360 5 Year+4.17%), 09/26/23 (c)	317,461
Luxembourg: 4.7%
500,000	Adecoagro SA 144A 6.00%, 09/21/22 (c)	480,625
200,000	Aegea Finance Sarl 144A 5.75%, 10/10/21 (c)	208,752
200,000	Atento Luxco 1 SA 144A 6.13%, 08/16/19 (c)	203,899
300,000	Avation Capital SA 144A 6.50%, 05/15/20 (c)	309,750
	Consolidated Energy Finance SA 144A
550,000	6.50%, 05/15/21 (c)	547,250
550,000	6.88%, 06/15/20 (c)	563,062
300,000	Cosan Luxembourg SA 144A 7.00%, 01/20/22 (c) †	327,060
	CSN Resources SA 144A
300,000	7.63%, 02/13/21 (c) †	318,735
500,000	7.63%, 04/17/22 (c)	533,913
300,000	Gilex Holding Sarl 144A 8.50%, 05/02/21 (c)	322,878
200,000	Hidrovias International Finance SARL 144A 5.95%, 01/24/22 (c)	206,252
200,000	JSL Europe SA 144A 7.75%, 07/26/21 (c)	213,330
500,000	Kernel Holding SA 144A 8.75%, 01/31/22	533,110
500,000	Klabin Finance SA 144A 4.88%, 09/19/27	509,250
550,000	MHP Lux SA 144A 6.95%, 04/03/26	566,118
	Minerva Luxembourg SA 144A
100,000	5.88%, 01/19/23 (c)	98,750
550,000	6.50%, 09/20/21 (c)	562,375
590,000	Offshore Drilling Holding SA 144A 8.38%, 09/02/19 (c)	193,225
400,000	Offshore Drilling Holding SA Reg S 8.38%, 08/30/19 (c)	131,000
	Puma International Financing SA 144A
1,200,000	5.00%, 01/24/21 (c)	1,136,973
200,000	5.13%, 10/06/20 (c)	191,565
200,000	Rede D’or Finance Sarl 144A 4.95%, 10/17/27 (c) †	201,040
500,000	Rumo Luxembourg Sarl 144A 7.38%, 02/09/21 (c)	542,450
2,050,000	Sberbank of Russia 144A 5.13%, 10/29/22	2,135,600
400,000	Topaz Marine SA 144A 9.13%, 09/02/19 (c)	420,114
	Ultrapar International SA 144A
300,000	5.25%, 10/06/26	319,128
200,000	5.25%, 06/06/29	210,750
300,000	Usiminas International Sarl 144A 5.88%, 07/18/23 (c)	305,085
300,000	Vm Holding SA 144A 5.38%, 02/04/27 (c)	316,878
1,465,000	VTB Bank SA 144A 6.95%, 10/17/22	1,561,983
		14,170,900
Malaysia: 0.3%
500,000	Press Metal Labuan Ltd. Reg S 4.80%, 10/30/20 (c)	499,000
300,000	SD International Sukuk Ltd. Reg S 6.30%, 05/09/22	306,525
		805,525
Marshall Islands: 0.1%
350,000	Navios South American Logistics, Inc. 144A 7.25%, 09/03/19 (c)	345,730

Mauritius: 1.4%
575,000	Azure Power Energy Ltd. 144A 5.50%, 08/03/20 (c)	581,509
500,000	Greenko Investment Co. 144A 4.88%, 09/03/19 (c)	494,375
300,000	HT Global IT Solutions Holdings Ltd. 144A 7.00%, 09/03/19 (c)	310,800
550,000	HTA Group Ltd. 144A 9.13%, 08/15/19 (c)	577,417
	MTN Mauritius Investments Ltd. 144A
800,000	4.76%, 11/11/24	811,888
500,000	5.37%, 02/13/22	518,300
400,000	6.50%, 10/13/26	438,123
500,000	Neerg Energy Ltd. 144A 6.00%, 02/13/20 (c)	497,000
		4,229,412
Mexico: 4.0%
500,000	Axtel SAB de CV 144A 6.38%, 11/14/20 (c)	518,755
700,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands 144A 3.80% (US Treasury Yield Curve Rate T 5 Year+3.00%), 08/11/21 (c)	707,882
1,100,000	BBVA Bancomer SA 144A 5.13% (US Treasury Yield Curve Rate T 5 Year+2.65%), 01/17/28 (c)	1,061,500
	Cemex SAB de CV 144A
1,200,000	5.70%, 01/11/20 (c)	1,234,500
700,000	6.13%, 05/05/20 (c)	726,600
900,000	7.75%, 04/16/21 (c) †	975,375
500,000	Credito Real SAB de CV 144A 7.25%, 07/20/20 (c)	526,250
400,000	Credito Real SAB de CV SOFOM ER 144A 9.50%, 02/07/23 (c)	448,520
300,000	Cydsa SAB de CV 144A 6.25%, 10/04/22 (c)	302,628
560,000	Elementia SAB de CV 144A 5.50%, 01/15/20 (c)	542,506
600,000	Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (c)	632,700
300,000	Grupo Idesa SA de CV 144A 7.88%, 09/03/19 (c)	226,503
585,000	Grupo KUO SAB De CV 144A 5.75%, 07/07/22 (c)	589,393
400,000	Grupo Posadas SAB de CV 144A 7.88%, 08/12/19 (c)	406,500
350,000	Metalsa SA de CV 144A 4.90%, 04/24/23	356,125
600,000	Nemak SAB de CV 144A 4.75%, 01/23/21 (c)	610,500
300,000	Sixsigma Networks Mexico SA de CV 144A 7.50%, 05/02/21 (c)	290,565
450,000	TV Azteca SAB de CV Reg S 8.25%, 08/09/21 (c)	446,625
	Unifin Financiera SA de CV 144A
400,000	7.00%, 07/15/21 (c)	387,504
500,000	7.25%, 09/27/20 (c) †	515,600
	Unifin Financiera SAB de CV SOFOM ENR 144A
300,000	7.38%, 02/12/22 (c)	289,875
300,000	8.38%, 07/18/23 (c)	296,475
		12,092,881
Mongolia: 0.1%
400,000	Mongolian Mining Corp./Energy Resources LLC 144A 9.25%, 04/15/21 (c)	392,200

Netherlands: 8.9%
470,000	Ajecorp BV 144A 6.50%, 09/02/19 (c)	449,978
200,000	Cimpor Financial Operations BV 144A 5.75%, 09/03/19 (c) †	178,940
575,000	EA Partners I BV Reg S 6.88%, 09/28/20	244,375
1,000,000	Greenko Dutch BV 144A 5.25%, 07/24/20 (c)	1,005,110
650,000	GTH Finance BV 144A 7.25%, 01/26/23 (c)	722,058
800,000	IHS Netherlands Holdco BV 144A 9.50%, 09/03/19 (c)	829,884
655,000	Indo Energy Finance II BV 144A 6.38%, 09/03/19 (c)	662,369
200,000	Jababeka International BV 144A 6.50%, 10/05/20 (c)	174,750
1,200,000	Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	1,541,784
600,000	Listrindo Capital BV 144A 4.95%, 09/14/21 (c)	602,550
900,000	Marfrig Holding Europe BV 144A 8.00%, 09/02/19 (c)	937,134
	Metinvest BV 144A
950,000	7.75%, 01/23/23 (c)	997,642
650,000	8.50%, 01/23/26 (c)	693,355
250,000	Mong Duong Finance Holdings BV 144A 5.13%, 05/07/23 (c)	253,039
	Nostrum Oil & Gas Finance BV 144A
250,000	7.00%, 02/16/21 (c)	152,500
850,000	8.00%, 08/12/19 (c)	535,334
	Petrobras Global Finance BV
342,000	4.38%, 05/20/23	355,595
700,000	5.30%, 01/27/25	756,035
200,000	5.75%, 02/01/29	215,600
704,000	6.00%, 01/27/28	769,824
650,000	6.25%, 03/17/24	726,082
250,000	6.85%, 06/05/15	272,400
100,000	6.88%, 01/20/40	113,575
300,000	6.90%, 03/19/49	337,755
200,000	7.25%, 03/17/44	234,800
700,000	7.38%, 01/17/27	829,962
380,000	8.75%, 05/23/26	478,040
	Teva Pharmaceutical Finance Netherlands III BV
1,950,000	2.20%, 07/21/21	1,837,290
1,950,000	2.80%, 07/21/23	1,695,291
2,275,000	3.15%, 10/01/26	1,779,933
1,215,000	4.10%, 10/01/46	812,451
750,000	6.00%, 01/15/24 (c)	695,775
950,000	6.75%, 12/01/27 (c) †	853,812
	VEON Holdings BV 144A
600,000	3.95%, 03/16/21 (c)	606,564
600,000	4.95%, 03/16/24 (c)	633,282
500,000	5.95%, 02/13/23	538,560
550,000	7.50%, 03/01/22	604,752
1,376,000	VTR Finance BV 144A 6.88%, 08/12/19 (c)	1,425,880
		26,554,060
Nigeria: 0.7%
400,000	Access Bank Plc 144A 10.50%, 10/19/21	449,636
400,000	Fidelity Bank Plc 144A 10.50%, 10/16/22	449,748
400,000	SEPLAT Petroleum Development Co. Plc 144A 9.25%, 04/01/20 (c)	428,000
400,000	United Bank for Africa Plc 144A 7.75%, 06/08/22	429,758
400,000	Zenith Bank Plc 144A 7.38%, 05/30/22	430,444
		2,187,586
Oman: 0.7%
	Bank Muscat SAOG Reg S
400,000	3.75%, 05/03/21	397,774
500,000	4.88%, 03/14/23 †	504,424
550,000	Mazoon Assets Co. SAOC 144A 5.20%, 11/08/27	537,570
500,000	National Bank of Oman SAOG Reg S 5.63%, 09/25/23	516,518
		1,956,286
Panama: 0.2%
375,000	AES El Salvador Trust II 144A 6.75%, 09/02/19 (c)	371,723
300,000	AES Panama SRL 144A 6.00%, 09/02/19 (c)	308,628
		680,351
Paraguay: 0.1%
400,000	Telefonica Celular del Paraguay SA 144A 5.88%, 04/15/22 (c)	422,632

Peru: 1.1%
500,000	Inretail Pharma SA 144A 5.38%, 05/02/21 (c)	527,025
500,000	Minsur SA 144A 6.25%, 02/07/24	551,255
300,000	Nexa Resources Peru SAA 144A 4.63%, 03/28/23	312,003
600,000	Orazul Energy Egenor S. en C. por A. 144A 5.63%, 04/28/22 (c)	613,500
400,000	Patrimonio EN Fideicomiso DS 093-2002-EF-Inretail Shopping Malls 144A 5.75%, 04/03/23 (c)	433,000
200,000	SAN Miguel Industrias Pet SA 144A 4.50%, 09/18/20 (c)	203,250
530,000	Volcan Cia Minera SAA 144A 5.38%, 02/02/22	552,525
		3,192,558
Russia: 0.4%
	Global Ports Finance Plc 144A
400,000	6.50%, 09/22/23	430,990
200,000	6.87%, 01/25/22	214,204
525,000	MHP SE 144A 7.75%, 05/10/24	561,988
		1,207,182
Saint Lucia: 0.2%
600,000	Digicel International Finance Ltd./ Digicel Holdings Bermuda Ltd. 144A 8.75%, 05/25/21 (c) †	567,000
Saudi Arabia: 0.1%
400,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 04/10/22 †	409,992
Singapore: 2.5%
	ABJA Investment Co. Pte Ltd. Reg S
600,000	5.45%, 01/24/28	580,566
1,700,000	5.95%, 07/31/24	1,793,568
200,000	APL Realty Holdings Pte Ltd. Reg S 5.95%, 06/02/21 (c)	159,600
111,000	Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) (e) *	1,388
300,000	Geo Coal International Pte Ltd. 144A 8.00%, 10/04/20 (c)	252,017
300,000	Global Prime Capital Pte Ltd. Reg S 7.25%, 04/26/20 (c)	311,025
500,000	Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/21 (c) †	488,049
300,000	Jubilant Pharma Ltd. Reg S 4.88%, 10/06/19 (c)	302,853
600,000	Marble II Pte Ltd. 144A 5.30%, 06/20/20 (c)	606,606
500,000	Medco Oak Tree Pte Ltd. 144A 7.38%, 05/14/23 (c)	506,561
800,000	Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/22 (c)	800,730
300,000	Medco Straits Services Pte Ltd. 144A 8.50%, 08/17/20 (c)	320,100
400,000	SSMS Plantation Holdings Pte Ltd. Reg S 7.75%, 01/23/21 (c)	368,000
400,000	TBG Global Pte Ltd. Reg S 5.25%, 02/10/20 (c)	406,747
700,000	Theta Capital Pte Ltd. Reg S 7.00%, 08/30/19 (c)	691,415
		7,589,225
South Africa: 2.6%
400,000	Absa Group Ltd. Reg S 6.25% (US Treasury Yield Curve Rate T 5 Year+3.52%), 04/25/23 (c)	416,454
	Eskom Holdings SOC Ltd. 144A
1,825,000	5.75%, 01/26/21	1,833,846
1,000,000	6.35%, 08/10/28	1,072,081
980,000	6.75%, 08/06/23	1,013,756
1,215,000	7.13%, 02/11/25	1,264,093
500,000	8.45%, 08/10/28 †	553,264
450,000	FirstRand Bank Ltd. Reg S 6.25% (USD Swap Semi 30/360 5 Year+3.56%), 04/23/23 (c) †	473,945
1,000,000	Transnet SOC Ltd. 144A 4.00%, 07/26/22	1,002,461
		7,629,900
South Korea: 0.4%
	Woori Bank 144A
700,000	4.50% (US Treasury Yield Curve Rate T 5 Year+3.31%), 09/27/21 (c)	714,038
400,000	5.25% (US Treasury Yield Curve Rate T 5 Year+3.35%), 05/16/22 (c)	413,902
		1,127,940
Spain: 0.4%
650,000	AI Candelaria Spain SLU 144A 7.50%, 09/15/28 (c)	729,300
300,000	International Airport Finance SA 144A 12.00%, 03/15/24 (c)	337,674
		1,066,974
Thailand: 0.2%
575,000	PTTEP Treasury Center Co. Ltd. 144A 4.60% (US Treasury Yield Curve Rate T 5 Year+2.72%), 07/17/22 (c)	589,471
Togo: 0.2%
500,000	Ecobank Transnational, Inc. 144A 9.50%, 04/18/24	569,185
Turkey: 8.9%
	Akbank TAS 144A
550,000	5.00%, 10/24/22	536,880
400,000	5.13%, 03/31/25 †	372,625
300,000	6.80% (USD Swap Semi 30/360 5 Year+4.03%), 04/27/23 (c)	258,077
375,000	7.20% (USD Swap Semi 30/360 5 Year+5.03%), 03/16/22 (c)	337,793
300,000	Alternatifbank AS Reg S 8.75% (USD Swap Semi 30/360 5 Year+7.83%), 04/16/21 (c)	291,424
420,000	Anadolu Efes Biracilik Ve Malt Sanayii AS 144A 3.38%, 11/01/22	412,143
400,000	Arcelik AS 144A 5.00%, 04/03/23	393,600
600,000	Coca-Cola Icecek AS 144A 4.22%, 06/19/24 (c)	589,838
450,000	Fibabanka AS Reg S 6.00%, 01/25/23	401,816
700,000	Finansbank AS 144A 4.88%, 05/19/22	687,722
	KOC Holding AS 144A
700,000	5.25%, 12/15/22 (c)	692,135
800,000	6.50%, 12/11/24 (c)	811,706
500,000	KT Kira Sertifikalari Varlik Kiralama AS Reg S 5.14%, 11/02/21	508,295
400,000	Mersin Uluslararasi Liman Isletmeciligi AS 144A 5.88%, 09/03/19 (c)	402,182
400,000	Petkim Petrokimya Holding AS 144A 5.88%, 01/26/21 (c)	389,325
400,000	QNB Finansbank AS 144A 6.88%, 09/07/24	413,490
250,000	Ronesans Gayrimenkul Yatirim AS 144A 7.25%, 04/26/23	222,150
	TC Ziraat Bankasi AS 144A
600,000	4.75%, 04/29/21	584,818
600,000	5.13%, 05/03/22	570,070
300,000	5.13%, 09/29/23	276,674
700,000	Tupras Turkiye Petrol Rafinerileri AS 144A 4.50%, 07/20/24 (c)	647,781
	Turk Telekomunikasyon AS 144A
400,000	4.88%, 06/19/24	383,564
500,000	6.88%, 02/28/25	513,303
	Turkcell Iletisim Hizmetleri AS 144A
400,000	5.75%, 10/15/25	392,472
500,000	5.80%, 01/11/28 (c)	471,060
	Turkiye Garanti Bankasi AS 144A
800,000	5.25%, 09/13/22	790,076
400,000	5.88%, 03/16/23	396,768
850,000	6.13% (USD Swap Semi 30/360 5 Year+4.22%), 05/24/22 (c)	736,694
300,000	6.25%, 04/20/21	306,219
	Turkiye Halk Bankasi AS 144A
500,000	4.75%, 02/11/21	468,025
500,000	5.00%, 07/13/21	465,125
	Turkiye Is Bankasi AS 144A
575,000	5.00%, 06/25/21	564,049
400,000	5.38%, 10/06/21	393,500
500,000	5.50%, 04/21/22	488,172
1,700,000	6.00%, 10/24/22	1,608,625
1,200,000	6.13%, 04/25/24	1,126,037
350,000	7.00% (USD Swap Semi 30/360 5 Year+5.12%), 06/29/23 (c)	299,273
175,000	7.85%, 12/10/23	172,436
	Turkiye Sinai Kalkinma Bankasi AS Reg S
200,000	4.88%, 05/18/21	194,265
350,000	5.50%, 01/16/23 †	327,640
200,000	7.63% (USD Swap Semi 30/360 5 Year+5.54%), 03/29/22 (c)	168,546
800,000	Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 12/14/25 (c)	811,008
	Turkiye Vakiflar Bankasi TAO 144A
300,000	5.50%, 10/27/21	293,179
450,000	5.63%, 05/30/22	430,178
600,000	5.75%, 01/30/23	565,206
800,000	6.00%, 11/01/22	748,461
550,000	8.13%, 03/28/24	544,033
	Yapi ve Kredi Bankasi AS 144A
1,750,000	5.50%, 12/06/22 †	1,660,911
350,000	5.75%, 02/24/22	344,491
750,000	5.85%, 06/21/24	704,485
250,000	6.10%, 03/16/23	242,229
175,000	8.25%, 10/15/24	180,011
200,000	8.50% (USD Swap Semi 30/360 5 Year+7.40%), 03/09/21 (c)	194,428
		26,785,013
United Arab Emirates: 0.6%
300,000	ADES International Holding Plc 144A 8.63%, 04/24/21 (c)	300,750
	Oztel Holdings SPC Ltd. 144A
700,000	5.63%, 10/24/23 †	727,044
850,000	6.63%, 04/24/28	873,464
		1,901,258
United Kingdom: 5.1%
	AngloGold Ashanti Holdings Plc
700,000	5.13%, 08/01/22	735,276
400,000	6.50%, 04/15/40	435,212
1,350,062	DTEK Finance Plc 10.75% 09/02/19 (c)	1,418,011
	Evraz Plc 144A
700,000	5.25%, 04/02/24	740,673
975,000	5.38%, 03/20/23	1,033,012
	Evraz Plc Reg S
400,000	6.75%, 01/31/22	429,056
600,000	8.25%, 01/28/21	645,780
800,000	Liquid Telecommunications Financing Plc 144A 8.50%, 07/13/20 (c)	808,363
288,000	Oschadbank 144A 9.38%, 03/10/23 (s)	302,835
600,000	Petra Diamonds US Treasury Plc 144A 7.25%, 09/03/19 (c)	564,000
200,000	Petropavlovsk 2016 Ltd. 144A 8.13%, 08/14/22 (c)	189,839
	Polyus Finance Plc 144A
550,000	4.70%, 03/28/22	564,913
450,000	4.70%, 01/29/24	462,140
700,000	5.25%, 02/07/23	732,837
	Tullow Oil Plc 144A
1,200,000	6.25%, 08/12/19 (c)	1,211,328
200,000	7.00%, 03/01/21 (c)	201,750
350,000	Ukraine Railways 144A 9.88%, 09/15/21	360,952
315,000	Ukraine Railways Via Shortline Plc Reg S 9.88%, 09/15/21	324,856
300,000	Vedanta Resources Finance II Plc 144A 9.25%, 04/23/23 (c)	310,184
300,000	Vedanta Resources Finance II Plc 144A 8.00%, 04/23/23	308,400
	Vedanta Resources Ltd. 144A
650,000	6.38%, 07/30/22 †	649,350
200,000	7.13%, 05/31/23	200,850
	Vedanta Resources Plc 144A
1,450,000	6.13%, 08/09/21 (c)	1,366,537
1,310,000	8.25%, 06/07/21	1,380,740
		15,376,894
United States: 3.2%
200,000	Azul Investments LLP 144A 5.88%, 10/26/21 (c) †	203,002
1,170,000	Cemex Finance LLC 144A 6.00%, 09/03/19 (c)	1,203,637
	DAE Funding LLC 144A
300,000	4.00%, 09/03/19 (c)	303,000
400,000	4.50%, 09/03/19 (c)	408,120
2,000,000	5.00%, 08/01/20 (c)	2,111,900
200,000	5.25%, 10/15/21 (c)	209,500
	JBS USA LUX SA / JBS USA Finance, Inc. 144A
900,000	5.75%, 06/15/20 (c)	932,625
350,000	5.88%, 09/03/19 (c)	360,500
300,000	6.75%, 02/15/23 (c)	323,625
500,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A 6.50%, 04/15/24 (c)	538,125
600,000	Kosmos Energy Ltd. 144A 7.13%, 04/04/22 (c)	606,972
300,000	NBM US Holdings, Inc. 144A 7.00%, 05/14/22 (c)	310,575
536,535	Rio Oil Finance Trust 144A 9.25%, 07/06/24	603,607
700,000	Stillwater Mining Co. 144A 7.13%, 06/27/21 (c)	709,033
500,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	407,500
400,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. 144A 10.50%, 06/01/22 (c)	397,000
		9,628,721
Total Corporate Bonds (Cost: $278,731,169)		277,699,740
FOREIGN GOVERNMENT OBLIGATIONS: 5.6%
Argentina: 3.4%
	City of Buenos Aires 144A
875,000	7.50%, 06/01/27	812,525
402,000	8.95%, 02/19/21	407,029
350,000	Province of Salta 144A 9.13%, 07/07/24	290,500
	Provincia de Buenos Aires 144A
600,000	6.50%, 02/15/23	495,906
1,850,000	7.88%, 06/15/27	1,393,068
1,380,000	9.13%, 03/16/24	1,166,114
950,000	9.95%, 06/09/21	848,587
436,679	10.88%, 01/26/21	413,976
300,000	Provincia de Buenos Aires/Government Bonds 144A 9.63%, 04/18/28	242,253
500,000	Provincia de Buenos Aires/Government Bonds Reg S 9.63%, 04/18/28	403,755
400,000	Provincia de Chubut 144A 7.75%, 07/26/26	346,500
	Provincia de Cordoba 144A
800,000	7.13%, 06/10/21	714,808
600,000	7.13%, 08/01/27	463,500
325,000	7.45%, 09/01/24	268,453
500,000	Provincia de Entre Rios 144A 8.75%, 02/08/25	388,750
325,000	Provincia de la Rioja 144A 9.75%, 02/24/25	255,125
500,000	Provincia de Mendoza 144A 8.38%, 05/19/24	437,500
550,000	Provincia de Neuquen 144A 8.63%, 05/12/28	563,750
125,000	Provincia de Neuquen Argentina 144A 7.50%, 04/27/25	109,375
200,000	Provincia de Rio Negro 144A 7.75%, 12/07/25	146,500
		10,167,974
Azerbaijan: 0.4%
1,050,000	State Oil Co. of the Azerbaijan Republic Reg S 4.75%, 03/13/23	1,100,374
Cayman Islands: 0.2%
450,000	Brazil Minas SPE 144A 5.33%, 02/15/28	480,938
Costa Rica: 0.3%
	Instituto Costarricense de Electricidad 144A
550,000	6.38%, 05/15/43	463,381
500,000	6.95%, 11/10/21	526,250
		989,631
Mongolia: 0.2%
600,000	Development Bank of Mongolia LLC 144A 7.25%, 10/23/23	628,500
Turkey: 0.9%
	Export Credit Bank of Turkey 144A
550,000	4.25%, 09/18/22	518,746
500,000	5.00%, 09/23/21	490,226
400,000	5.38%, 02/08/21	396,983
400,000	5.38%, 10/24/23	382,605
500,000	6.13%, 05/03/24	485,935
500,000	8.25%, 01/24/24	526,322
		2,800,817
Ukraine: 0.2%
650,000	Ukreximbank 144A 9.75%, 01/22/25	692,136
Total Foreign Government Obligations (Cost: $18,488,894)		16,860,370

Number of Shares
MONEY MARKET FUND: 0.6% (Cost: $1,809,551)
1,809,551	Dreyfus Government Cash Management Fund - Institutional Shares	1,809,551
Total Investments Before Collateral for Securities Loaned: 98.8% (Cost: $299,029,614)		296,369,661

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.8%
Repurchase Agreements: 4.8%
$3,414,858	Repurchase agreement dated 7/31/19 with BofA Securities, Inc., 2.56%, due 8/1/19, proceeds $3,415,101; (collateralized by various U.S. government and agency obligations, 2.00% to 10.00%, due 8/15/19 to 7/1/49, valued at $3,483,155 including accrued interest)	3,414,858
3,414,858	Repurchase agreement dated 7/31/19 with Daiwa Capital Markets America, Inc., 2.55%, due 8/1/19, proceeds $3,415,100; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 9/1/19 to 8/1/49, valued at $3,483,155 including accrued interest)	3,414,858
701,741	Repurchase agreement dated 7/31/19 with HSBC Securities USA, Inc., 2.53%, due 8/1/19, proceeds $701,790; (collateralized by various U.S. government and agency obligations, 0.00% to 3.75%, due 7/31/21 to 11/15/45, valued at $715,776 including accrued interest)	701,741
3,414,858	Repurchase agreement dated 7/31/19 with Morgan Stanley & Co. LLC, 2.57%, due 8/1/19, proceeds $3,415,102; (collateralized by various U.S. government and agency obligations, 3.00% to 4.50%, due 11/1/21 to 7/20/49, valued at $3,483,155 including accrued interest)	3,414,858
3,414,858	Repurchase agreement dated 7/31/19 with Nomura Securities International, Inc. , 2.55%, due 8/1/19, proceeds $3,415,100; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 9/1/19 to 6/20/69, valued at $3,483,155 including accrued interest)	3,414,858
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $14,361,173)		14,361,173
Total Investments: 103.6% (Cost: $313,390,787)		310,730,834
Liabilities in excess of other assets: (3.6)%		(10,758,421)
NET ASSETS: 100.0%		$299,972,413

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in default of principal
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $13,765,392.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $212,205,716, or 70.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	11.3%	$33,663,637
Communications	6.4	18,887,893
Consumer, Cyclical	4.7	13,896,151
Consumer, Non-cyclical	8.4	24,952,137
Diversified	1.1	3,228,021
Energy	14.4	42,569,344
Financial	34.5	102,146,140
Government	5.7	16,860,370
Industrial	6.3	18,789,651
Technology	0.2	606,606
Utilities	6.4	18,960,160
Money Market Fund	0.6	1,809,551
	100.0%	$296,369,661

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 98.3%
Bermuda: 0.3%
$6,682,000	Weatherford International Ltd. 4.50%, 01/15/22 (c) (d)	$2,990,195
Canada: 1.3%
2,754,000	Bombardier, Inc. 144A 7.45%, 05/01/34	2,767,770
	TransAlta Corp.
3,711,000	4.50%, 08/15/22 (c)	3,809,062
3,875,000	6.50%, 03/15/40 †	3,915,706
4,190,000	WestJet Airlines Ltd. 144A 3.50%, 05/16/21 (c)	4,205,507
		14,698,045
Cayman Islands: 2.8%
	Noble Holding International Ltd.
5,012,000	5.25%, 03/15/42	2,506,000
4,304,000	6.05%, 03/01/41	2,281,120
4,198,000	6.20%, 08/01/40	2,266,920
4,872,000	7.95%, 01/01/25 (c) †	3,617,460
4,288,000	8.95%, 10/01/44 (c)	2,722,880
	Transocean, Inc.
10,776,000	6.80%, 03/15/38	7,866,480
6,307,000	7.50%, 04/15/31	5,234,810
2,707,000	8.38%, 12/15/21	2,835,583
3,151,000	9.35%, 12/15/41	2,835,900
		32,167,153
Finland: 0.5%
5,476,000	Nokia OYJ 6.63%, 05/15/39	6,160,500
Germany: 2.6%
	Deutsche Bank AG
16,059,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/23 (c)	14,914,552
15,981,000	4.50%, 04/01/25 †	15,240,470
		30,155,022
Ireland: 0.3%
3,060,000	Smurfit Kappa Treasury Funding Ltd. 7.50%, 11/20/25	3,626,100
Italy: 1.9%
21,366,000	Intesa Sanpaolo SpA 144A 5.02%, 06/26/24	21,736,651
Luxembourg: 4.1%
	Telecom Italia Capital
10,763,000	6.00%, 09/30/34	10,978,260
10,778,000	6.38%, 11/15/33	11,372,946
10,809,000	7.20%, 07/18/36	12,106,080
10,764,000	7.72%, 06/04/38	12,486,240
		46,943,526
Sweden: 1.0%
10,807,000	Ericsson LM 4.13%, 05/15/22	11,160,929
United Kingdom: 4.4%
6,310,000	Barclays Bank Plc 6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (c)	6,633,387
	Lloyds Banking Group Plc 144A
4,060,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (c)	4,273,150
4,689,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (c)	4,964,479
8,222,000	Royal Bank of Scotland Group Plc 7.65% (ICE LIBOR USD 3 Month+2.50%), 09/30/31 (c)	10,894,150
4,390,000	Signet UK Finance Plc 4.70%, 03/15/24 (c) †	3,819,300
8,100,000	Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (c) †	9,176,044
	Valaris plc
525,000	4.50%, 07/01/24 (c)	376,688
5,910,000	5.20%, 12/15/24 (c)	4,255,200
10,361,000	5.75%, 04/01/44 (c)	5,957,575
		50,349,973
United States: 79.1%
	ADT Corp.
10,701,000	3.50%, 07/15/22	10,674,247
7,549,000	4.13%, 06/15/23	7,605,617
	Allegheny Technologies, Inc.
5,293,000	5.95%, 10/15/20 (c)	5,445,174
5,495,000	7.88%, 05/15/23 (c)	5,941,469
5,570,000	Ally Financial, Inc. 8.00%, 11/01/31	7,380,250
	Arconic, Inc.
13,554,000	5.40%, 01/15/21 (c)	14,050,683
6,817,000	5.87%, 02/23/22	7,294,838
6,586,000	5.90%, 02/01/27	7,250,527
6,584,000	5.95%, 02/01/37	7,039,732
10,847,000	6.15%, 08/15/20	11,200,938
3,272,000	6.75%, 01/15/28 †	3,618,505
5,301,000	Avon Products, Inc. 7.00%, 03/15/23	5,361,961
	Bed Bath & Beyond, Inc.
3,175,000	3.75%, 05/01/24 (c) †	2,958,929
3,151,000	4.92%, 02/01/34 (c) †	2,280,628
9,476,000	5.17%, 02/01/44 (c)	6,506,411
	Carpenter Technology Corp.
3,245,000	4.45%, 12/01/22 (c)	3,322,537
2,754,000	5.20%, 04/15/21 (c)	2,818,480
	CBL & Associates LP
3,221,000	4.60%, 07/15/24 (c)	2,206,385
4,831,000	5.25%, 09/01/23 (c) †	3,550,785
6,685,000	5.95%, 09/15/26 (c) †	4,761,725
5,419,000	CDK Global, Inc. 5.00%, 07/15/24 (c)	5,757,579
	CenturyLink, Inc.
4,583,000	6.88%, 01/15/28	4,640,287
5,785,000	7.60%, 09/15/39	5,423,437
	CF Industries Holdings, Inc.
8,087,000	3.45%, 06/01/23	8,198,196
7,892,000	4.95%, 06/01/43	7,221,180
7,936,000	5.15%, 03/15/34	7,876,480
8,070,000	5.38%, 03/15/44	7,626,150
3,116,000	Cliffs Natural Resources, Inc. 6.25%, 10/01/40 †	2,819,980
3,826,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	4,514,680
	DCP Midstream Operating LP
5,412,000	3.88%, 12/15/22 (c)	5,499,945
3,802,000	4.95%, 01/01/22 (c)	3,958,833
4,294,000	5.60%, 10/01/43 (c)	4,014,890
3,243,000	8.13%, 08/16/30	4,102,395
	DCP Midstream Operating LP 144A
5,392,000	4.75%, 06/30/21 (c)	5,560,500
500,000	5.35%, 03/15/20	508,800
2,700,000	6.45%, 11/03/36	2,875,500
4,841,000	6.75%, 09/15/37	5,185,921
10,871,000	Dell EMC 3.38%, 03/01/23 (c)	10,742,025
	Dell, Inc.
4,368,000	4.63%, 04/01/21 †	4,501,770
2,838,000	5.40%, 09/10/40	2,767,731
4,198,000	6.50%, 04/15/38	4,407,900
3,247,000	7.10%, 04/15/28 †	3,677,228
	Diamond Offshore Drilling, Inc.
2,707,000	3.45%, 08/01/23 (c)	2,314,485
8,113,000	4.88%, 05/01/43 (c)	5,151,755
5,418,000	5.70%, 10/15/39	3,711,222
10,705,000	Dresdner Funding Trust I 144A 8.15%, 06/30/29 (c)	14,601,620
	Edgewell Personal Care
6,485,000	4.70%, 05/19/21	6,607,891
5,405,000	4.70%, 05/24/22	5,519,856
16,038,000	Embarq Corp. 8.00%, 06/01/36	15,677,145
4,127,000	Energen Corp. 4.63%, 06/01/21 (c)	4,245,280
	EnLink Midstream Partners LP
7,890,000	4.15%, 03/01/25 (c)	7,801,237
6,140,000	4.40%, 01/01/24 (c)	6,264,642
4,730,000	5.05%, 10/01/44 (c)	3,996,850
3,761,000	5.60%, 10/01/43 (c)	3,272,070
	Freeport-McMoRan, Inc.
20,432,000	3.55%, 12/01/21 (c)	20,535,590
20,736,000	3.88%, 12/15/22 (c)	20,833,459
6,469,000	4.00%, 11/14/21	6,607,113
9,204,000	4.55%, 08/14/24 (c)	9,461,712
8,082,000	5.40%, 05/14/34 (c)	7,839,540
20,099,000	5.45%, 09/15/42 (c)	18,708,953
10,170,000	Frontier Communications Corp. 9.00%, 08/15/31 †	5,568,075
3,162,000	Frontier Florida LLC
	6.86%, 02/01/28	2,984,138
	Genworth Holdings, Inc.
3,944,000	4.80%, 02/15/24 †	3,648,200
3,924,000	4.90%, 08/15/23 †	3,668,940
3,101,000	6.50%, 06/15/34	2,790,900
4,032,000	7.20%, 02/15/21 †	4,142,880
7,506,000	7.63%, 09/24/21 †	7,806,240
493,000	7.70%, 06/15/20 †	502,860
3,269,000	Global Marine, Inc. 7.00%, 06/01/28 †	3,179,103
12,649,000	Goldman Sachs Capital I 6.35%, 02/15/34	16,047,186
3,300,000	H.B. Fuller Co. 4.00%, 11/15/26 (c)	3,102,000
3,194,000	HCA, Inc. 7.69%, 06/15/25	3,768,920
2,655,000	IFM US Colonial Pipeline 2 LLC 144A 6.45%, 02/01/21 (c)	2,735,759
	Ingram Micro, Inc.
3,183,000	5.00%, 02/10/22 (c)	3,247,644
5,443,000	5.45%, 09/15/24 (c)	5,607,645
	JC Penney Corp., Inc.
4,132,000	6.38%, 10/15/36	991,680
3,224,000	7.40%, 04/01/37 (p)	806,000
5,128,000	7.63%, 03/01/97	1,179,440
	L Brands, Inc.
3,785,000	6.95%, 03/01/33	3,141,550
3,235,000	7.60%, 07/15/37	2,806,363
4,921,000	Leidos Holdings, Inc. 4.45%, 09/01/20 (c)	5,004,066
2,945,000	Leonardo US Holdings, Inc. 144A 6.25%, 01/15/40	3,003,900
	Mack-Cali Realty LP
2,972,000	3.15%, 02/15/23 (c) †	2,796,545
3,262,000	4.50%, 01/18/22 (c)	3,227,467
4,345,000	Magellan Health, Inc. 4.90%, 07/22/24 (c)	4,355,862
	Mattel, Inc.
3,757,000	2.35%, 07/15/21 (c)	3,705,341
2,709,000	3.15%, 12/15/22 (c) †	2,620,958
2,691,000	4.35%, 10/01/20	2,744,820
3,233,000	5.45%, 05/01/41 (c)	2,699,555
2,699,000	6.20%, 10/01/40 †	2,415,605
2,909,000	MBIA, Inc. 6.40%, 09/03/19 (c) †	2,909,000
657,000	McClatchy Co. 6.88%, 03/15/29	647,145
	MDC Holdings, Inc.
2,711,000	5.50%, 10/15/23 (c)	2,951,601
5,367,000	6.00%, 10/15/42 (c)	5,313,330
	Murphy Oil Corp.
5,392,000	4.00%, 03/01/22 (c)	5,418,960
6,464,000	4.20%, 09/01/22 (c)	6,591,470
3,777,000	5.63%, 06/01/42 (c)	3,399,300
2,705,000	7.05%, 05/01/29	2,934,925
	Nabors Industries, Inc.
6,696,000	4.63%, 09/15/21	6,595,560
3,619,000	5.00%, 09/15/20	3,664,238
3,736,000	5.10%, 06/15/23 (c)	3,381,080
	New Albertsons, Inc.
3,782,000	7.45%, 08/01/29	3,791,455
3,257,000	8.00%, 05/01/31	3,305,855
4,383,000	NGPL Pipeco LLC 144A 7.77%, 12/15/37	5,780,081
	NuStar Logistics, LP
2,733,000	4.75%, 11/01/21 (c)	2,794,493
4,874,000	4.80%, 09/01/20	4,965,387
	Oceaneering International, Inc.
5,454,000	4.65%, 08/15/24 (c)	5,273,364
3,195,000	6.00%, 11/01/27 (c)	3,147,075
	Owens & Minor, Inc.
2,975,000	3.88%, 09/15/21 †	2,640,313
2,975,000	4.38%, 09/15/24 (c)	2,246,125
3,028,000	Pactiv LLC 7.95%, 12/15/25	3,315,660
	Pitney Bowes, Inc.
3,264,000	3.88%, 09/15/20	3,264,000
6,467,000	3.88%, 09/01/21 (c)	6,322,786
4,306,000	4.63%, 04/15/22 (c)	4,144,525
5,382,000	4.63%, 12/15/23 (c) †	4,870,710
4,321,000	4.95%, 03/01/23 (c)	4,083,345
	PulteGroup, Inc.
3,231,000	6.00%, 02/15/35	3,376,395
4,352,000	6.38%, 05/15/33	4,678,400
3,220,000	7.88%, 06/15/32	3,868,025
	Qwest Corp.
10,271,000	6.75%, 12/01/21	11,040,349
9,180,000	6.88%, 09/03/19 (c)	9,149,210
2,617,000	7.13%, 09/03/19 (c)	2,626,754
2,613,000	7.25%, 09/15/25	2,929,640
4,261,000	RBS Capital Trust II
	6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (c)	5,539,300
3,118,000	Rite Aid Corp. 7.70%, 02/15/27 †	1,995,520
	Rowan Cos, Inc.
4,175,000	4.75%, 10/15/23 (c) †	3,193,875
6,534,000	4.88%, 03/01/22 (c)	6,003,112
4,125,000	5.40%, 06/01/42 (c) †	2,392,500
3,762,000	5.85%, 07/15/43 (c) †	2,238,390
7,173,636	Ruby Pipeline LLC 144A 6.00%, 04/01/22 †	7,444,295
2,846,000	Safeway, Inc. 7.25%, 02/01/31 †	2,860,230
	Sealed Air Corp. 144A
925,000	4.88%, 09/01/22 (c)	980,278
4,223,000	6.88%, 07/15/33	4,708,645
	Senior Housing Properties Trust
2,667,000	4.75%, 11/01/23 (c)	2,729,593
5,404,000	4.75%, 08/15/27 (c)	5,307,172
3,254,000	6.75%, 06/15/21 (c)	3,465,130
	SLM Corp.
6,119,000	5.63%, 08/01/33	5,109,365
311,000	8.00%, 03/25/20	321,496
10,027,000	Southwestern Energy Co. 6.20%, 10/23/24 (c)	8,698,422
	Sprint Capital Corp.
26,730,000	6.88%, 11/15/28	29,469,825
21,578,000	8.75%, 03/15/32	26,891,582
	Symantec Corp.
4,340,000	3.95%, 03/15/22 (c)	4,383,340
8,108,000	4.20%, 09/15/20	8,238,754
3,937,000	Tenet Healthcare Corp. 6.88%, 11/15/31	3,484,245
7,352,911	Topaz Solar Farms LLC 144A 5.75%, 09/30/39	7,876,642
4,376,000	Trinity Industries, Inc. 4.55%, 07/01/24 (c)	4,369,312
6,498,000	Under Armour, Inc. 3.25%, 03/15/26 (c)	6,290,139
5,934,000	United States Cellular Corp. 6.70%, 12/15/33	6,306,655
3,865,000	United States Steel Corp. 6.65%, 06/01/37	3,309,368
8,100,000	Washington Prime Group LP 5.95%, 06/15/24 (c) †	7,614,000
	Wyndham Destinations, Inc.
4,327,000	3.90%, 12/01/22 (c)	4,390,693
7,014,000	4.25%, 12/01/21 (c)	7,117,106
3,254,000	5.40%, 02/01/24 (c)	3,441,105
4,332,000	5.75%, 01/01/27 (c)	4,624,410
3,776,000	6.35%, 07/01/25 (c)	4,152,845
	Xerox Corp.
4,027,000	2.75%, 09/01/20 †	4,040,692
3,893,000	3.50%, 08/20/20	3,923,365
3,236,000	3.80%, 05/15/24 †	3,247,908
2,951,000	4.07%, 03/17/22	3,002,643
10,753,000	4.13%, 02/15/23 (c)	10,833,647
11,462,000	4.50%, 05/15/21	11,775,142
2,703,000	4.80%, 03/01/35	2,351,610
3,780,000	6.75%, 12/15/39 †	3,756,375
3,279,000	XPO CNW, Inc.
	6.70%, 05/01/34	3,221,618
	Yum! Brands, Inc.
3,754,000	3.75%, 08/01/21 (c)	3,800,925
3,761,000	3.88%, 08/01/20 (c)	3,808,013
3,498,000	3.88%, 08/01/23 (c) †	3,576,705
2,844,000	5.35%, 05/01/43 (c)	2,666,250
3,507,000	6.88%, 11/15/37	3,813,863
		906,787,946
Total Corporate Bonds (Cost: $1,123,452,286)		1,126,776,040

Number of Shares
MONEY MARKET FUND: 1.1% (Cost: $12,206,733)
12,206,733	Dreyfus Government Cash Management Fund - Institutional Shares	12,206,733
Total Investments Before Collateral for Securities Loaned: 99.4% (Cost: $1,135,659,019)		1,138,982,773

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.5%
Repurchase Agreements: 5.5%
$14,975,306	Repurchase agreement dated 7/31/19 with BofA Securities, Inc., 2.56%, due 8/1/19, proceeds $14,976,371; (collateralized by various U.S. government and agency obligations, 2.00% to 10.00%, due 8/15/19 to 7/1/49, valued at $15,274,812 including accrued interest)	14,975,306
14,975,306	Repurchase agreement dated 7/31/19 with Daiwa Capital Markets America, Inc., 2.55%, due 8/1/19, proceeds $14,976,367; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 9/1/19 to 8/1/49, valued at $15,274,812 including accrued interest)	14,975,306
3,148,621	Repurchase agreement dated 7/31/19 with HSBC Securities USA, Inc., 2.53%, due 8/1/19, proceeds $3,148,842; (collateralized by various U.S. government and agency obligations, 0.00% to 3.75%, due 7/31/21 to 11/15/45, valued at $3,211,593 including accrued interest)	3,148,621
14,975,306	Repurchase agreement dated 7/31/19 with Morgan Stanley & Co. LLC, 2.57%, due 8/1/19, proceeds $14,976,375; (collateralized by various U.S. government and agency obligations, 3.00% to 4.50%, due 11/1/21 to 7/20/49, valued at $15,274,812 including accrued interest)	14,975,306
14,975,306	Repurchase agreement dated 7/31/19 with Nomura Securities International, Inc., 2.55%, due 8/1/19, proceeds $14,976,367; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 9/1/19 to 6/20/69, valued at $15,274,813 including accrued interest)	14,975,306
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $63,049,845)		63,049,845
Total Investments: 104.9% (Cost: $1,198,708,864)		1,202,032,618
Liabilities in excess of other assets: (4.9)%		(56,095,725)
NET ASSETS: 100.0%		$1,145,936,893

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $60,420,847.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $108,385,542, or 9.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	17.2%	$195,748,704
Communications	17.6	200,241,291
Consumer, Cyclical	10.5	119,844,722
Consumer, Non-cyclical	3.7	42,997,520
Energy	18.6	211,919,167
Financial	17.4	197,959,922
Industrial	4.2	47,864,899
Technology	9.0	102,475,047
Utilities	0.7	7,724,768
Money Market Fund	1.1	12,206,733
	100.0%	$1,138,982,773

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 60.1%
Australia: 1.2%
AUD	30,000	Commonwealth Bank of Australia 3.25%, 03/31/22	$21,747
		National Australia Bank Ltd.
USD	75,000	3.63%, 06/20/23	78,484
AUD	60,000	4.00%, 12/16/21	44,015
EUR	100,000	National Australia Bank Ltd. Reg S 0.35%, 09/07/22	113,303
AUD	100,000	Westpac Banking Corp. Reg S 3.10%, 06/03/21	71,270
			328,819
Austria: 0.7%
USD	50,000	Klabin Austria GmbH 144A 7.00%, 10/03/48 (c)	53,763
EUR	100,000	Verbund AG Reg S 1.50%, 11/20/24	120,695
			174,458
Brazil: 0.8%
USD	100,000	Banco Nacional de Desenvolvimento Econômico e Social Reg S 4.75%, 05/09/24	105,250
EUR	100,000	BRF SA Reg S 2.75%, 06/03/22	114,928
			220,178
British Virgin Islands: 0.4%
USD	95,800	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/26 (c)	98,824
Canada: 1.4%
CAD	250,000	CPPIB Capital, Inc. Reg S 3.00%, 06/15/28	203,235
	75,000	Ontario Power Generation, Inc. 3.84%, 12/22/47 (c)	61,804
USD	100,000	Toronto-Dominion Bank 1.85%, 09/11/20	99,603
			364,642
Cayman Islands: 1.6%
	100,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/27	107,876
	200,000	MTR Corp. CI Ltd. Reg S 2.50%, 11/02/26	197,173
EUR	100,000	Three Gorges Finance II Cayman Islands Ltd. Reg S 1.30%, 06/21/24	116,621
			421,670
Chile: 0.2%
USD	50,000	Inversiones CMPC SA 144A 4.38%, 04/04/27	52,824
China / Hong Kong: 2.8%
	200,000	Agricultural Bank of China Ltd. Reg S 2.75%, 10/20/20	200,403
	200,000	Bank of China Ltd. Reg S 2.25%, 07/12/21	198,326
EUR	125,000	CGNPC International Ltd. Reg S 1.63%, 12/11/24	145,304
USD	200,000	China Development Bank Reg S 2.75%, 11/16/22	202,210
			746,243
Costa Rica: 0.2%
	50,000	Banco Nacional de Costa Rica 144A 5.88%, 04/25/21	51,363
Denmark: 0.7%
EUR	140,000	Orsted A/S Reg S 1.50%, 08/26/29 (c)	173,421
Finland: 0.4%
	100,000	Nordea Bank Abp Reg S 0.30%, 06/30/22	113,218
France: 9.6%
	100,000	BNP Paribas Reg S 0.50%, 06/01/22	113,811
	100,000	Covivio Reg S 1.88%, 02/20/26 (c)	122,682
	100,000	Credit Agricole SA/London Reg S 0.75%, 12/05/23	115,589
USD	250,000	Electricite de France SA 144A 3.63%, 07/13/25 (c)	264,340
		Electricite de France SA Reg S
EUR	100,000	1.00%, 07/13/26 (c)	119,206
	100,000	2.25%, 04/27/21	116,195
		Engie SA Reg S
	200,000	1.38%, 11/28/28 (c)	247,243
	100,000	1.50%, 12/27/27 (c)	124,827
	100,000	2.38%, 05/19/26	129,737
	100,000	HSBC France SA 0.63%, 12/03/20	112,809
	100,000	ICADE Reg S 1.50%, 06/13/27 (c)	121,347
	100,000	Paprec Holding SA Reg S 4.00%, 03/31/21 (c)	110,129
		SNCF Reseau Reg S
	100,000	1.00%, 11/09/31	121,115
	200,000	1.88%, 03/30/34	267,199
	200,000	Societe Du Grand Paris EPIC Reg S 1.13%, 10/22/28 †	246,332
	100,000	Societe Generale SA Reg S 0.75%, 11/25/20	112,859
	100,000	Unibail-Rodamco-Westfield SE Reg S 1. 00%, 03/14/25	118,127
			2,563,547
Germany: 8.6%
		Berlin Hyp AG Reg S
	100,000	0.50%, 09/26/23	113,496
	100,000	1.13%, 10/25/27	120,709
	100,000	1.50%, 04/18/28	123,334
	100,000	Deutsche Kreditbank AG 0.63%, 06/08/21	112,728
		Kreditanstalt fuer Wiederaufbau
	100,000	0.05%, 05/30/24	114,822
	350,000	0.25%, 06/30/25	407,832
SEK	2,000,000	0.50%, 01/27/21	210,705
USD	50,000	1.88%, 11/30/20	49,914
	100,000	2.00%, 11/30/21	100,212
	160,000	2.00%, 09/29/22	160,639
		Kreditanstalt fuer Wiederaufbau Reg S
EUR	125,000	0.13%, 10/27/20	140,516
SEK	800,000	1.38%, 02/02/28	90,557
AUD	150,000	2.40%, 07/02/20	104,659
EUR	100,000	Landesbank Baden-Wuerttemberg Reg S
		0.20%, 12/13/21	112,408
	50,000	Muenchener Hypothekenbank eG Reg S 0.25%, 12/13/23	57,355
		NRW Bank Reg S
	125,000	0.50%, 09/13/27	147,151
	100,000	0.88%, 11/10/25	119,922
			2,286,959
India: 0.2%
USD	50,000	Axis Bank Ltd. 144A 2.88%, 06/01/21	49,820
Italy: 1.8%
EUR	100,000	Ferrovie dello Stato Italiane SpA Reg S 0.88%, 12/07/23	113,686
	100,000	Hera SpA Reg S 2.38%, 07/04/24	124,750
	100,000	Intesa Sanpaolo SpA Reg S 0.88%, 06/27/22	113,901
	100,000	Terna Rete Elettrica Nazionale SpA Reg S 1.00%, 07/23/23	116,354
			468,691
Japan: 2.0%
USD	200,000	Development Bank of Japan, Inc. Reg S 2.50%, 10/18/22	202,288
EUR	100,000	Mitsubishi UFJ Financial Group, Inc. Reg S 0.68%, 01/26/23	113,983
	100,000	Mizuho Financial Group, Inc. Reg S 0.96%, 10/16/24	116,282
USD	100,000	Sumitomo Mitsui Banking Corp. 2.45%, 10/20/20	100,016
			532,569
Luxembourg: 0.7%
	40,000	Klabin Finance SA 144A 4.88%, 09/19/27	40,740
EUR	125,000	Prologis International Funding II SA Reg S 1.75%, 12/15/27 (c)	153,623
			194,363
Mauritius: 0.4%
USD	100,000	Greenko Investment Co. 144A 4.88%, 09/03/19 (c)	98,875
Netherlands: 10.2%
EUR		ABN Amro Bank NV Reg S
	150,000	0.63%, 05/31/22	171,285
	50,000	0.75%, 06/09/20	56,181
	100,000	Cooperatieve Rabobank UA Reg S 0.13%, 10/11/21	112,504
	100,000	EDP Finance BV Reg S 1.88%, 10/13/25	123,313
	40,000	EnBW International Finance BV Reg S 1.88%, 07/31/33 (c)	52,367
		Enel Finance International NV Reg S
	200,000	1.00%, 09/16/24	234,899
	100,000	1.13%, 06/16/26 (c)	118,745
		Greenko Dutch BV 144A
USD	100,000	4.88%, 09/02/19 (c)	100,491
	50,000	5.25%, 07/24/20 (c)	50,256
EUR	100,000	Iberdrola International BV Reg S 1.13%, 04/21/26	120,231
	100,000	ING Bank NV Reg S 0.75%, 11/24/20	112,852
USD	150,000	ING Groep NV 144A 4.63%, 01/06/26	164,470
EUR	100,000	innogy Finance BV Reg S 1.25%, 07/19/27 (c)	120,409
	100,000	LeasePlan Corp NV Reg S 1.38%, 03/07/24	116,999
	100,000	Naturgy Finance BV Reg S 0.88%, 02/15/25 (c)	116,493
SEK	2,000,000	Nederlandse Waterschapsbank NV 1.00%, 04/11/25	217,241
		Nederlandse Waterschapsbank NV Reg S
	300,000	0.70%, 01/25/23	31,985
EUR	150,000	1.00%, 09/03/25	181,175
		TenneT Holding BV Reg S
	200,000	1.75%, 03/04/27 (c)	250,625
	200,000	2.00%, 03/05/34 (c)	265,535
			2,718,056
Norway: 1.5%
	200,000	DNB Boligkreditt AS Reg S 0.63%, 06/19/25	234,337
	150,000	SpareBank 1 Boligkreditt AS Reg S 0.50%, 01/30/25	174,470
			408,807
South Korea: 0.4%
USD	50,000	Hyundai Capital Services, Inc. 144A 2.88%, 03/16/21	49,957
	50,000	Korea Hydro & Nuclear Power Co. Ltd. 144A 3.75%, 07/25/23	52,306
			102,263
Spain: 4.4%
EUR	100,000	ACS Servicios Comunicaciones y Energia SL Reg S 1.88%, 01/20/26 (c)	117,423
		Adif - Alta Velocidad Reg S
	100,000	0.80%, 07/05/23	115,458
	100,000	1.25%, 05/04/26	119,518
	100,000	Banco Bilbao Vizcaya Argentaria SA Reg S 1.38%, 05/14/25	118,531
		Iberdrola Finanzas SA Reg S
	100,000	1.00%, 12/07/23 (c)	117,323
	300,000	1.00%, 12/07/24 (c)	354,958
	100,000	1.25%, 09/13/27	122,086
	100,000	Telefonica Emisiones SA Reg S 1.07%, 11/05/23 (c)	116,689
			1,181,986
Sweden: 0.8%
	100,000	Skandinaviska Enskilda Banken AB Reg S 0.30%, 02/17/22	112,908
	100,000	Swedbank AB Reg S 0.25%, 11/07/22	112,637
			225,545
United Kingdom: 1.3%
GBP	100,000	Anglian Water Services Financing Plc Reg S 1.63%, 05/10/25 (c)	124,234
EUR	100,000	Barclays Plc Reg S 0.63% (EUR Swap Annual 1 Year+.50%), 11/14/22 (c)	111,157
	100,000	SSE Plc Reg S 0.88%, 06/06/25 (c)	115,851
			351,242
United States: 7.8%
USD	100,000	Alexandria Real Estate Equities, Inc. 3.80%, 02/15/26 (c)	105,198
		Apple, Inc.
	150,000	2.85%, 12/23/22 (c)	153,650
	100,000	3.00%, 03/20/27 (c)	103,219
	50,000	Avangrid, Inc. 3.15%, 10/01/24 (c)	51,260
	100,000	Bank of America Corp. 2.15%, 11/09/19 (c)	99,844
	100,000	Boston Properties LP 4.50%, 09/01/28 (c)	112,235
EUR	100,000	Citigroup, Inc. Reg S 0.50%, 12/29/21 (c)	113,250
USD	100,000	Digital Realty Trust LP 3.95%, 05/01/22 (c) †	103,988
	100,000	Duke Energy Carolinas LLC 3.95%, 08/15/28 (c)	110,388
	75,000	Interstate Power & Light Co. 4.10%, 06/26/28 (c)	81,437
	80,000	Kaiser Foundation Hospitals 3.15%, 02/01/27 (c)	82,680
		MidAmerican Energy Co.
	100,000	3.10%, 02/01/27 (c)	103,552
	100,000	3.65%, 02/01/48 (c)	105,005
	75,000	4.25%, 01/15/49 (c)	87,289
	100,000	Public Service Co. of Colorado 3.70%, 12/15/27 (c)	108,173
	50,000	Regency Centers LP 3.75%, 03/15/24 (c)	52,031
		Southern Power Co.
EUR	100,000	1.00%, 06/20/22	114,640
USD	100,000	4.15%, 09/01/25 (c)	106,673
	50,000	TerraForm Power Operating LLC 144A 6.63%, 06/15/20 (c) (s)	53,000
EUR	100,000	Toyota Motor Credit Corp. Reg S 07/21/21	111,860
USD	100,000	Verizon Communications, Inc. 3.88%, 11/08/28 (c)	107,666
			2,067,038
Total Corporate Bonds (Cost: $15,710,319)			15,995,421
FOREIGN GOVERNMENT OBLIGATIONS: 39.4%
Australia: 1.3%
AUD	200,000	New South Wales Treasury Corp. Reg S 3.00%, 11/15/28	154,874
	200,000	Queensland Treasury Corp. Reg S 144A 3.00%, 03/22/24	149,618
	50,000	Treasury Corp. of Victoria Reg S 1.75%, 07/27/21	34,986
			339,478
Belgium: 2.2%
EUR	450,000	Kingdom of Belgium Government Bond Reg S 1.25%, 04/22/33	576,242
Canada: 2.0%
USD	100,000	Export Development Canada 1.63%, 06/01/20	99,596
		Province of Ontario Canada
CAD	165,000	1.95%, 01/27/23	126,226
	170,000	2.65%, 02/05/25	134,229
		Province of Quebec Canada
	170,000	1.65%, 03/03/22	129,212
	50,000	2.25%, 02/22/24	38,667
			527,930
Chile: 0.4%
USD	100,000	Chile Government International Bond 3.50%, 07/25/49 (c)	101,850
Denmark: 0.4%
EUR	100,000	Kommunekredit Reg S 0. 75%, 07/05/28	119,612
Finland: 0.2%
USD	50,000	Municipality Finance Plc 144A 1.38%, 09/21/21	49,402
France: 10.9%
EUR	100,000	Caisse des dépôts et consignations Reg S 0.20%, 03/01/22	113,720
	100,000	City of Paris France Reg S 1.75%, 05/25/31	131,135
	100,000	French Development Agency Reg S 1.38%, 09/17/24	121,094
	1,625,000	French Republic Government Bond OAT Reg S 144A 1.75%, 06/25/39	2,275,738
	100,000	Region of Ile de France Reg S 2.38%, 04/24/26	131,332
	100,000	Societe Du Grand Paris EPIC Reg S 1.13%, 05/25/34	122,867
			2,895,886
Indonesia: 0.3%
USD	75,000	Perusahaan Penerbit SBSN Indonesia III 144A 3.90%, 08/20/24	78,271
Ireland: 1.5%
EUR	325,000	Ireland Government Bond Reg S 1.35%, 03/18/31	406,802
Lithuania: 0.4%
	100,000	Lietuvos Energija UAB Reg S 2.00%, 07/14/27	119,717
Mexico: 0.2%
USD	50,000	Nacional Financiera SNC 144A 3.38%, 11/05/20	50,438
Netherlands: 2.2%
EUR	500,000	Netherlands Government Bond Reg S 144A 0.50%, 01/15/40	602,277
Norway: 0.5%
USD	125,000	Kommunalbanken AS 144A 2.13%, 02/11/25	125,823
Poland: 1.4%
		Republic of Poland Government International Bond Reg S
EUR	55,000	0.50%, 12/20/21	62,445
	250,000	1.13%, 08/07/26	301,987
			364,432
South Korea: 0.2%
USD	50,000	Export-Import Bank of Korea 2.13%, 02/11/21	49,831
Supranational: 13.9%
SEK	1,000,000	African Development Bank Reg S 0.38%, 06/01/22	105,966
		Asian Development Bank
EUR	40,000	0.35%, 07/16/25	46,529
USD	150,000	1.88%, 08/10/22	149,981
	100,000	2.38%, 08/10/27	102,351
	100,000	3.13%, 09/26/28	108,685
	100,000	EUROFIMA Reg S 0.25%, 02/09/24	114,480
	100,000	European Bank for Reconstruction & Development 1.88%, 07/15/21	99,845
		European Investment Bank
EUR	175,000	0.50%, 11/13/37	202,767
	250,000	1.38%, 11/15/19	279,917
	50,000	1.50%, 11/15/47	69,866
USD	100,000	2.13%, 04/13/26	101,091
	75,000	2.50%, 10/15/24	77,232
AUD	100,000	3.30%, 02/03/28	78,054
		European Investment Bank Reg S
SEK	700,000	0.50%, 07/19/22	74,582
EUR	200,000	0.50%, 11/15/23	233,647
	400,000	1.25%, 11/13/26	501,542
GBP	235,000	2.25%, 03/07/20	290,600
AUD	80,000	2.70%, 01/12/23	58,046
SEK	400,000	2.75%, 11/13/23	46,820
		International Bank for Reconstruction & Development
USD	230,000	2.13%, 03/03/25	232,881
	150,000	3.13%, 11/20/25	160,367
		International Finance Corp.
	230,000	2.00%, 10/24/22	230,856
	50,000	2.13%, 04/07/26	50,478
SEK	1,000,000	Nordic Investment Bank
		0.16%, 04/23/20	104,549
		Nordic Investment Bank Reg S
EUR	125,000	0.13%, 06/10/24	143,876
SEK	400,000	0.63%, 01/20/21	42,222
			3,707,230
Sweden: 0.6%
USD	175,000	Kommuninvest I Sverige AB 144A 1.88%, 06/01/21	174,549
Switzerland: 0.3%
CHF	75,000	Canton of Geneva Reg S 0.25%, 11/29/27	80,208
United Kingdom: 0.5%
GBP	100,000	Transport for London Reg S 2.13%, 04/24/25	129,914
Total Foreign Government Obligations (Cost: $10,041,610)			10,499,892

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $17,138)
	17,138	Dreyfus Government Cash Management Fund - Institutional Shares	17,138
Total Investments Before Collateral for Securities Loaned: 99.6% (Cost: $25,769,067)			26,512,451

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.6% (Cost: $159,370)
Repurchase Agreements: 0.6%
	$159,370	Repurchase agreement dated 7/31/19 with BofA Securities, Inc., 2.54%, due 8/1/19, proceeds $159,381; (collateralized by various U.S. government and agency obligations, 0.13% to 3.13%, due 7/15/22 to 2/15/49, valued at $162,557 including accrued interest)	159,370
Total Investments: 100.2% (Cost: $25,928,437)			26,671,821
Liabilities in excess of other assets: (0.2)%			(54,757)
NET ASSETS: 100.0%			$26,617,064

Definitions:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
USD	United States Dollar

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(s)	Step Bond - the rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
†	Security fully or partially on loan. Total market value of securities on loan is $152,282.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $4,687,145, or 17.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	0.8%	$201,440
Communications	0.8	224,355
Consumer, Cyclical	0.6	161,817
Consumer, Non-cyclical	3.1	820,898
Energy	1.2	320,368
Financial	30.4	8,071,801
Government	39.6	10,499,892
Industrial	2.7	721,083
Technology	1.0	256,869
Utilities	19.7	5,216,790
Money Market Fund	0.1	17,138
	100.0%	$26,512,451

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.4%
Alabama: 1.4%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$800,000	6.45%, 09/03/19 (c)	$812,000
2,415,000	6.45%, 09/03/19 (c)	2,451,225
	Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB)
550,000	5.25%, 06/01/25	619,168
1,910,000	5.75%, 06/01/26 (c)	2,129,669
2,750,000	6.00%, 06/01/26 (c)	3,098,480
1,390,000	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB) 5.50%, 09/03/19 (c) (d) *	1,159,385
	Jefferson County, Alabama Sewer Revenue, Series D (RB)
9,000,000	6.00%, 10/01/23 (c)	10,649,520
9,000,000	6.50%, 10/01/23 (c)	10,788,210
	Jefferson County, Alabama Sewer Revenue, Series E (RB)
60,000	0.00%, 10/01/23 (c) ^	22,139
100,000	0.00%, 10/01/23 (c) ^	43,658
	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB)
3,850,000	4.50%, 05/01/29 (c)	4,178,713
4,000,000	5.25%, 05/01/29 (c)	4,444,440
		40,396,607
Alaska: 0.4%
	Northern Tobacco Securitization Corp., Series A (RB)
8,080,000	5.00%, 08/16/19 (c)	8,090,100
4,680,000	5.00%, 08/16/19 (c)	4,685,990
1,520,000	Northern Tobacco Securitization Corp., Series B (RB) 0.00%, 08/16/19 (c) ^	159,676
		12,935,766
American Samoa: 0.1%
	American Samoa Economic Development Authority, Series A (RB)
250,000	6.50%, 09/01/28	279,413
1,000,000	6.63%, 09/01/25 (c)	1,062,660
500,000	7.13%, 09/01/28 (c)	551,175
		1,893,248
Arizona: 2.5%
	Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
2,940,000	6.00%, 07/01/27 (c)	3,309,911
2,000,000	6.00%, 07/01/27 (c)	2,286,480
	Arizona Industrial Development Authority, Basis School Project, Series A (RB)
250,000	5.13%, 07/01/26 (c)	271,550
500,000	5.25%, 07/01/26 (c)	539,290
500,000	5.38%, 07/01/26 (c)	541,780
	Arizona Industrial Development Authority, Basis School Project, Series D (RB)
515,000	5.00%, 07/01/27 (c)	549,984
270,000	5.00%, 07/01/27 (c)	289,289
500,000	Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AGM) 5.00%, 07/01/27 (c)	535,720
	Arizona Industrial Development Authority, Doral Academy - Fire Mesa and Red Rock Campus, Series A (RB)
300,000	5.00%, 07/15/27 (c)	323,649
400,000	5.00%, 07/15/27 (c)	436,688
	Arizona Industrial Development Authority, Education Facility, Series A (RB)
1,000,000	5.25%, 07/01/23 (c)	961,030
2,800,000	5.50%, 07/01/23 (c)	2,699,676
	Arizona Industrial Development Authority, Great Lakes Living Communities, Third Tier, Series C (RB)
2,500,000	5.00%, 07/01/29 (c)	2,590,900
2,500,000	5.50%, 07/01/29 (c)	2,689,775
1,000,000	Arizona Industrial Development Authority, Kazen Education Project (RB) 5.70%, 07/01/26 (c)	1,091,010
	Glendale Industrial Development Authority, Beatitudes Campus Project (RB)
250,000	4.00%, 11/15/24 (c)	260,308
1,350,000	5.00%, 11/15/24 (c)	1,439,397
1,000,000	5.00%, 11/15/24 (c)	1,080,000
	Glendale Industrial Development Authority, Glencroft Retirement Community Project (RB)
600,000	5.00%, 11/15/26 (c)	635,232
700,000	5.25%, 11/15/26 (c)	739,382
400,000	5.25%, 11/15/26 (c)	421,224
	Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB)
500,000	4.00%, 07/01/25	526,900
1,000,000	5.00%, 07/01/25 (c)	1,055,940
1,500,000	5.00%, 07/01/25 (c)	1,610,100
500,000	5.00%, 07/01/25 (c)	528,240
	Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB)
500,000	5.00%, 07/01/28 (c)	573,490
650,000	5.00%, 07/01/28 (c)	753,721
3,000,000	Industrial Development Authority of the City of Phoenix, Guam Facilities Foundation, Inc. (RB) 5.38%, 02/01/24 (c)	3,043,980
675,000	Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	712,031
750,000	Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	809,925
1,000,000	Industrial Development Authority of the City of Phoenix, Oro Valley Project, Series A (RB) 5.25%, 07/01/22 (c)	1,027,630
1,000,000	Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 6.00%, 07/01/28 (c)	1,130,520
750,000	Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	800,475
400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	408,912
	Pima County Industrial Development Authority, American Leadership Academy Project (RB)
1,250,000	4.13%, 06/15/22 (c)	1,275,562
2,000,000	4.75%, 06/15/22 (c)	2,051,100
3,000,000	5.00%, 06/15/22 (c)	3,081,240
3,540,000	5.00%, 06/15/22 (c)	3,631,049
1,250,000	5.63%, 06/15/25 (c)	1,357,300
	Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
250,000	5.25%, 07/01/26 (c)	237,023
250,000	5.38%, 07/01/26 (c)	230,100
250,000	5.50%, 07/01/26 (c)	231,583
295,000	6.00%, 07/01/20 (c)	298,165
1,000,000	6.00%, 07/01/20 (c)	1,000,270
	Salt Verde Financial Corp. (RB)
5,540,000	5.00%, 12/01/32	7,120,673
6,055,000	5.00%, 12/01/37	8,008,282
290,000	5.25%, 12/01/23	332,149
305,000	5.25%, 12/01/24	358,021
265,000	5.25%, 12/01/25	317,732
215,000	5.25%, 12/01/27	266,824
245,000	5.25%, 12/01/28	309,001
315,000	5.50%, 12/01/29	409,179
1,000,000	Tempe Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,059,130
	Tempe Industrial Development Authority, Mirabella at ASU Project, Series A (RB)
1,000,000	6.00%, 10/01/27 (c)	1,145,560
500,000	6.13%, 10/01/27 (c)	565,910
2,100,000	6.13%, 10/01/27 (c)	2,384,592
		72,344,584
Arkansas: 0.3%
5,750,000	Arkansas Development Finance Authority, Big River Steel Project (RB) 4.50%, 09/01/26 (c)	5,981,552
	Pulaski County Public Facilities Board, Carti Project (RB)
715,000	5.25%, 07/01/23 (c)	735,592
760,000	5.50%, 07/01/23 (c)	778,947
		7,496,091
California: 13.2%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
2,055,000	5.00%, 10/01/26 (c)	2,394,075
5,000,000	5.00%, 10/01/26 (c)	5,807,450
3,000,000	5.00%, 10/01/26 (c)	3,515,460
1,650,000	5.00%, 10/01/26 (c)	1,927,695
	Anaheim Community Facilities District No. 08-1 (ST)
500,000	4.00%, 09/01/23 (c)	525,505
750,000	4.00%, 09/01/23 (c)	791,175
200,000	4.00%, 09/01/23 (c)	213,196
	Antelope Valley Healthcare District, Series A (RB)
300,000	5.00%, 03/01/26 (c)	316,281
1,250,000	5.25%, 03/01/26 (c)	1,367,950
500,000	California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	581,105
2,800,000	California Community Housing Agency Workforce, Series A (RB) 5.00%, 04/01/29 (c)	3,083,752
	California County Tobacco Securitization Agency (RB)
1,200,000	5.45%, 08/16/19 (c)	1,221,264
3,555,000	5.60%, 08/16/19 (c)	3,584,435
8,190,000	5.70%, 08/16/19 (c)	8,252,080
30,000	California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 09/03/19 (c)	30,311
205,000	California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. (RB) 5.25%, 08/16/19 (c)	204,996
	California County Tobacco Securitization Agency, Golden Gate Tobacco, Series A (RB)
4,115,000	5.00%, 08/16/19 (c)	4,115,206
15,000	5.00%, 08/16/19 (c)	15,001
25,000	California County Tobacco Securitization Agency, Kern County Tobacco Funding Corp. (RB) 5.00%, 06/01/21	26,313
700,000	California County Tobacco Securitization Agency, Series C (RB) 0.00%, 08/16/19 (c) ^	104,846
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
1,120,000	5.13%, 09/03/19 (c)	1,123,181
2,000,000	5.25%, 09/03/19 (c)	2,005,680
10,850,000	California County Tobacco Securitization Agency, Stanislaus County Tobacco, Series C (RB) 0.00%, 08/16/19 (c) ^	822,647
17,250,000	California County Tobacco Securitization Agency, Stanislaus County Tobacco, Series D (RB) 0.00%, 08/16/19 (c) ^	910,627
	California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
250,000	4.00%, 08/15/27 (c)	267,745
500,000	4.20%, 08/15/27 (c)	544,695
80,000	4.25%, 11/15/22 (c)	85,738
460,000	5.00%, 08/15/27 (c)	546,692
1,410,000	5.00%, 08/15/27 (c)	1,661,502
	California Municipal Finance Authority, California Baptist University, Series A (RB)
500,000	5.50%, 11/01/25 (c)	575,310
1,000,000	6.13%, 11/01/23 (c)	1,161,370
	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
250,000	5.00%, 07/01/27 (c)	299,745
200,000	5.00%, 07/01/27 (c)	241,184
485,000	5.75%, 07/01/20 (c)	505,763
900,000	California Municipal Finance Authority, Eisenhower Medical Center, Series B (RB) 5.00%, 07/01/27 (c)	1,038,978
	California Municipal Finance Authority, Julian Charter School Project, Series A (RB)
320,000	5.00%, 03/01/25	329,091
2,900,000	5.63%, 03/01/25 (c)	2,995,729
	California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
1,950,000	3.00%, 06/30/28 (c)	2,019,693
650,000	3.25%, 06/30/28 (c)	679,842
730,000	3.50%, 06/30/28 (c)	769,026
3,500,000	4.00%, 06/30/28 (c)	3,732,365
7,555,000	5.00%, 06/30/28 (c)	8,825,222
2,040,000	5.00%, 06/30/28 (c)	2,440,187
2,550,000	5.00%, 06/30/28 (c)	2,991,940
500,000	5.00%, 06/30/28 (c)	615,030
500,000	5.00%, 06/30/28 (c)	618,025
200,000	5.00%, 06/30/28 (c)	240,080
1,035,000	5.00%, 06/30/28 (c)	1,258,808
1,600,000	California Municipal Finance Authority, LINXS APM Project, Series B (RB) (AGM) 5.00%, 06/01/28 (c)	1,866,160
	California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB)
230,000	5.25%, 11/01/26 (c)	257,464
750,000	5.25%, 11/01/26 (c)	842,288
	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
500,000	5.00%, 07/01/26 (c)	547,620
1,000,000	5.00%, 07/01/28 (c)	1,110,750
930,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 7.00%, 06/01/22 (c)	1,037,275
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,612,890
250,000	California Municipal Finance Authority, UCR Dundee-Glasgow Student Housing Project (RB) 4.00%, 11/15/28 (c)	270,240
150,000	California Municipal Finance Authority, West Village Student Housing Project (RB) 4.00%, 11/15/28 (c)	162,144
	California Pollution Control Financing Authority, Solid Waste Disposal (RB)
6,500,000	7.50%, 07/01/22 (c)	6,821,555
6,000,000	7.50%, 12/01/24 (c)	6,198,000
3,000,000	7.50%, 12/01/29 (c)	2,870,340
4,935,000	8.00%, 07/01/27 (c)	5,371,057
400,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	448,232
	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
300,000	5.00%, 07/01/27 (c)	317,664
4,900,000	5.00%, 07/01/27 (c)	5,064,738
345,000	5.00%, 07/01/27	370,627
485,000	5.00%, 07/01/27 (c)	520,327
400,000	California School Finance Authority, Bright Star Schools Obligated Group (RB) 5.00%, 06/01/27 (c)	424,156
	California School Finance Authority, Rocketship Education Obligated Group, Series A (RB)
250,000	5.13%, 06/01/26 (c)	267,423
250,000	5.25%, 06/01/26 (c)	267,733
1,000,000	California Statewide Communities Development Authority, Baptist University, Series A (RB) 5.00%, 11/01/27 (c)	1,150,640
250,000	California Statewide Communities Development Authority, College Housing (RB) 5.25%, 07/01/29 (c)	284,130
	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
1,960,000	5.50%, 09/03/19 (c)	1,947,574
375,000	5.75%, 09/03/19 (c)	373,286
3,270,000	5.75%, 09/03/19 (c)	3,248,745
1,445,000	5.75%, 09/03/19 (c)	1,438,425
55,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 09/03/19 (c)	54,753
	California Statewide Communities Development Authority, Independence Support, LLC Project (RB)
100,000	6.00%, 06/01/25 (d) *	61,000
125,000	6.50%, 06/01/25 (c) (d) *	76,250
1,000,000	California Statewide Communities Development Authority, Infrastructure Program, Series B (SA) 5.00%, 09/02/28 (c)	1,142,120
	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB)
90,000	5.00%, 05/15/20	92,753
385,000	5.00%, 05/15/26 (c)	458,916
	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB)
500,000	5.00%, 06/01/29 (c)	569,940
435,000	5.00%, 06/01/29 (c)	502,960
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	84,871
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
1,010,000	4.90%, 08/16/19 (c)	1,031,058
1,100,000	5.00%, 06/01/26 (c)	1,281,962
350,000	5.00%, 06/01/26 (c)	409,472
1,835,000	5.00%, 06/01/26 (c)	2,048,502
1,595,000	5.00%, 06/01/26 (c)	1,798,953
3,240,000	5.25%, 12/01/24 (c)	3,643,186
4,880,000	5.25%, 12/01/24 (c)	5,404,014
1,300,000	5.25%, 12/01/24 (c)	1,490,515
7,380,000	5.25%, 06/01/26 (c)	8,276,227
1,000,000	5.25%, 06/01/28 (c)	1,150,400
7,940,000	5.50%, 12/01/24 (c)	8,835,394
6,500,000	5.50%, 06/01/28 (c)	7,564,570
1,325,000	California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB) 4.25%, 01/01/28 (c)	1,438,976
	California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB)
3,130,000	5.00%, 06/01/26 (c)	3,476,147
125,000	5.75%, 01/15/23 (c)	133,388
1,000,000	California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project, Series A (RB) 6.00%, 10/01/22 (c)	1,084,820
	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB)
23,000,000	0.00%, 08/16/19 (c) ^	1,150,000
7,350,000	0.00%, 08/16/19 (c) ^	1,404,291
56,750,000	0.00%, 09/03/19 (c) ^	2,041,865
3,175,000	6.00%, 09/03/19 (c)	3,194,145
900,000	6.00%, 09/03/19 (c)	905,427
120,000	Cathedral City, California Public Financing Authority, Series A (AMBAC) (TA) 4.50%, 09/03/19 (c)	120,162
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	58,995
	City of Dublin, Community Facilities District No. 2015-1 (ST)
500,000	5.00%, 09/01/26 (c)	569,960
500,000	5.00%, 09/01/26 (c)	571,685
500,000	5.00%, 09/01/26 (c)	576,545
1,150,000	5.00%, 09/01/27 (c)	1,331,378
1,840,000	5.00%, 09/01/27 (c)	2,102,347
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	280,310
	City of Irvine, Community Facilities District No. 2013-3 (ST)
1,000,000	4.00%, 09/01/23 (c)	1,052,520
1,800,000	4.00%, 09/01/23 (c)	1,882,098
250,000	4.00%, 09/01/23 (c)	267,478
230,000	4.00%, 09/01/23 (c)	246,884
250,000	4.00%, 09/01/23 (c)	267,983
750,000	City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	839,370
1,620,000	City of Long Beach, Marina System Revenue (RB) 5.00%, 05/15/25 (c)	1,789,954
110,000	City of Marysville, Fremont-Rideout Health Group (RB) 5.25%, 01/01/21 (c)	116,643
500,000	City of Oroville Hospital (RB) 5.25%, 04/01/29 (c)	584,530
840,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	943,547
	City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
500,000	3.75%, 09/01/27 (c)	516,720
155,000	5.00%, 09/01/27 (c)	182,322
135,000	5.00%, 09/01/27 (c)	158,366
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	225,752
225,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	249,498
1,060,000	City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,188,271
910,000	City of Upland (CP) 5.00%, 01/01/28 (c)	1,038,892
1,000,000	Compton Public Finance Authority (RB) 4.00%, 09/01/24 (c)	1,026,820
1,300,000	Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	1,478,854
	Folsom Ranch Financing Authority (ST)
1,000,000	5.00%, 09/01/27 (c)	1,145,630
2,000,000	5.00%, 09/01/27 (c)	2,325,460
1,100,000	5.00%, 09/01/27 (c)	1,298,297
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,158,580
2,500,000	6.00%, 01/15/24 (c)	2,934,800
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB)
100,000	3.95%, 07/15/27 (c)	105,419
1,000,000	6.00%, 01/15/24 (c)	1,172,220
350,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB) 3.50%, 07/15/29 (c)	355,198
6,525,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	7,273,352
1,000,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,183,660
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
3,045,000	3.50%, 06/01/22 (c)	3,086,351
6,505,000	5.00%, 06/01/22 (c)	6,573,433
2,630,000	5.00%, 06/01/25	3,058,874
400,000	5.00%, 06/01/27	479,728
4,000,000	5.00%, 06/01/28 (c)	4,748,080
750,000	5.00%, 06/01/28 (c)	879,622
3,815,000	5.25%, 06/01/22 (c)	3,890,232
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-2 (RB)
12,750,000	5.00%, 06/01/22 (c)	12,884,130
14,585,000	5.30%, 06/01/22 (c)	15,042,240
83,745,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series B (RB) 0.00%, 08/16/19 (c) ^	13,299,543
250,000	Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	250,618
9,410,000	Inland Empire Tobacco Securitization Authority (RB) 0.00%, 08/16/19 (c) ^	1,476,053
255,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/26 (c)	264,078
1,000,000	Irvine Unified School District No. 09-1, Series D (ST) 5.00%, 09/01/27 (c)	1,134,100
405,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/25 (c)	454,248
50,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	54,825
	MSR Energy Authority, Series A (RB)
1,575,000	6.50%, 11/01/39	2,397,874
1,500,000	7.00%, 11/01/34	2,253,165
	MSR Energy Authority, Series B (RB)
1,680,000	6.13%, 11/01/29	2,143,512
805,000	6.50%, 11/01/39	1,225,580
3,500,000	7.00%, 11/01/34	5,257,385
	MSR Energy Authority, Series C (RB)
700,000	6.13%, 11/01/29	892,122
3,850,000	6.50%, 11/01/39	5,861,471
3,105,000	7.00%, 11/01/34	4,664,052
	Orange County Community Facilities District No. 1, Series A (ST)
1,000,000	4.25%, 08/15/25 (c)	1,066,830
465,000	5.25%, 08/15/25 (c)	525,380
	Palomar Health (CP) (AGM)
875,000	4.00%, 11/01/27 (c)	918,059
1,500,000	4.00%, 11/01/27 (c)	1,562,235
250,000	5.00%, 11/01/26 (c)	290,978
500,000	5.00%, 11/01/26 (c)	572,155
125,000	Palomar Pomerado Health, Series A (GO) 0.00%, 08/01/25 ^	110,733
115,000	Patterson Public Financing Authority, Community Facilities District No. 2001-1, Series A (ST) 4.00%, 09/01/21	117,765
1,000,000	Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	1,110,870
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	850,620
180,000	Rancho Cordova Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	190,571
	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (AGM) (ST)
500,000	5.00%, 09/01/26 (c)	558,395
500,000	5.00%, 09/01/26 (c)	557,385
500,000	5.00%, 09/01/26 (c)	562,785
3,000,000	5.50%, 09/01/22 (c)	3,250,590
500,000	Romoland School District No. 2004-1 (ST) 5.00%, 09/01/25 (c)	568,955
	Sacramento County, Community Facilities District No. 2005-2 (ST)
495,000	5.00%, 09/01/26 (c)	561,003
345,000	5.00%, 09/01/26 (c)	392,934
3,120,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	3,478,675
300,000	San Jacinto Unified School District Financing Authority (ST) 5.00%, 09/01/26 (c)	345,954
	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB)
145,000	0.00%, 01/15/32 ^	98,710
105,000	0.00%, 01/15/36 ^	60,894
1,750,000	5.00%, 01/15/25 (c)	1,979,302
3,780,000	5.00%, 01/15/25 (c)	4,241,765
500,000	5.00%, 01/15/25 (c)	582,865
2,300,000	5.00%, 01/15/25 (c)	2,631,936
200,000	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/25 (c)	224,648
1,815,000	San Mateo Union High School District, Series A (GO) 5.00%, 09/01/23 (c)	2,090,408
	Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
500,000	5.00%, 03/01/26 (c)	562,160
500,000	5.00%, 03/01/26 (c)	564,395
	Silicon Valley Tobacco Securitization Authority (RB)
9,750,000	0.00%, 08/16/19 (c) ^	373,815
7,515,000	0.00%, 08/16/19 (c) ^	656,360
9,000,000	0.00%, 09/03/19 (c) ^	3,537,990
18,050,000	South California Tobacco Securitization Authority, Series C (RB) 0.00%, 08/16/19 (c) ^	2,474,835
1,035,000	Thousand Oaks, California Community Facilities, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,089,627
	Tobacco Securitization Authority of Northern California, Series A-1 (RB)
2,085,000	5.38%, 08/16/19 (c)	2,094,174
6,025,000	5.50%, 08/16/19 (c)	6,051,811
8,000,000	Tobacco Securitization Authority of Northern California, Series C (RB) 0.00%, 08/16/19 (c) ^	948,400
	Tobacco Securitization Authority of Southern California, Series A-1 (RB)
5,455,000	5.00%, 08/16/19 (c)	5,487,348
6,425,000	5.13%, 08/16/19 (c)	6,441,384
	Tobacco Securitization Authority of Southern California, Series B (RB)
10,485,000	0.00%, 08/16/19 (c) ^	1,776,054
15,000,000	0.00%, 08/16/19 (c) ^	3,133,950
16,440,000	Tobacco Securitization Authority of Southern California, Series D (RB) 0.00%, 08/16/19 (c) ^	1,883,531
	Tustin Community Facilities District, Series A (ST)
100,000	5.00%, 09/01/25 (c)	111,686
100,000	5.00%, 09/01/25 (c)	112,101
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	838,380
455,000	Vernon Electric System, Series A (RB) 5.13%, 09/03/19 (c)	456,633
2,500,000	West Contra Costa Healthcare District (CP) 6.25%, 07/01/21 (c)	2,746,150
	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
1,090,000	4.00%, 09/01/21	844,805
530,000	5.30%, 09/01/22 (c)	350,330
445,000	William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	505,640
		386,719,124
Colorado: 2.4%
	Arista Metropolitan District in the City and County of Broomfield, Series A (GO)
500,000	5.00%, 12/01/23 (c)	523,060
750,000	5.13%, 12/01/23 (c)	785,145
1,000,000	Aviation Station North Metropolitan District No. 2, Series A (GO) 5.00%, 09/01/24 (c)	1,032,840
1,000,000	Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/21 (c)	1,050,680
	Castle Oaks Metropolitan District No. 3 (GO)
500,000	5.00%, 12/01/20 (c)	508,135
500,000	5.00%, 12/01/20 (c)	510,300
	Centerra Metropolitan District No. 1 (TA)
500,000	5.00%, 12/01/22 (c)	520,875
500,000	5.00%, 12/01/22 (c)	528,265
500,000	5.00%, 12/01/22 (c)	538,705
4,900,000	City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	5,345,557
4,000,000	City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/28 (c)	4,430,680
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,080,416
	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project (RB)
1,000,000	5.00%, 07/01/26 (c)	1,048,150
500,000	5.00%, 07/01/26 (c)	532,720
	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB)
360,000	4.50%, 08/21/19 (c)	360,605
260,000	4.75%, 08/21/19 (c)	260,205
960,000	5.00%, 08/21/19 (c)	962,899
1,390,000	5.00%, 02/01/21 (c)	1,465,797
150,000	5.00%, 02/01/21 (c)	158,180
245,000	5.25%, 08/21/19 (c)	245,813
425,000	5.25%, 02/01/21 (c)	449,748
	Colorado Health Facilities Authority, Christian Living Neighborhoods Project (RB)
1,000,000	5.00%, 01/01/24 (c)	1,089,170
105,000	5.00%, 01/01/24 (c)	115,875
	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project (RB)
1,500,000	5.00%, 06/01/27 (c)	1,865,175
335,000	5.00%, 06/01/27 (c)	416,556
400,000	5.00%, 06/01/27 (c)	497,380
	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB)
650,000	5.20%, 09/03/19 (c)	650,579
1,700,000	5.30%, 09/03/19 (c)	1,700,612
	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series A (RB)
1,600,000	5.75%, 11/01/25 (c)	1,650,688
1,835,000	6.00%, 11/01/25 (c)	1,911,042
730,000	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series B (RB) 4.00%, 11/01/20 (c)	731,949
1,250,000	Colorado Health Facilities Authority, Sunny Vista Living Center Project (RB) 6.13%, 12/01/25 (c)	1,325,400
	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB)
1,695,000	5.00%, 06/01/22 (c)	1,867,704
195,000	5.00%, 06/01/27 (c)	242,473
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	272,720
250,000	5.00%, 12/31/24 (c)	273,500
2,500,000	Colorado International Center, Metropolitan District No. 14 (GO) 5.88%, 12/01/23 (c)	2,718,375
	Copperleaf Metropolitan District No. 2 (GO)
500,000	5.25%, 12/01/20 (c)	524,365
500,000	5.75%, 12/01/20 (c)	524,220
	Creekwalk Marketplace Business Improvement District, Series A (RB)
500,000	5.50%, 12/01/26 (c)	500,740
500,000	5.75%, 12/01/26 (c)	500,725
	Crowfoot Valley Ranch Metropolitan District No. 2, Series A (GO)
1,000,000	5.63%, 12/01/23 (c)	1,030,160
1,500,000	5.75%, 12/01/23 (c)	1,545,030
	Denver Convention Center Hotel Authority (RB)
250,000	5.00%, 12/01/26 (c)	288,535
1,000,000	5.00%, 12/01/26 (c)	1,164,030
	Dominion Water and Sanitation District (RB)
3,500,000	5.75%, 12/01/21 (c)	3,737,510
500,000	6.00%, 12/01/21 (c)	536,120
	Eaton Area Park and Recreation District (GO)
250,000	5.25%, 12/01/22 (c)	263,870
310,000	5.50%, 12/01/22 (c)	329,115
250,000	5.50%, 12/01/22 (c)	267,935
	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
990,000	4.50%, 11/01/25 (c)	1,003,395
2,345,000	5.25%, 11/01/25 (c)	2,442,271
1,865,000	5.50%, 11/01/25 (c)	1,957,168
1,000,000	Independence Metropolitan District No. 3, Series A (GO) 6.25%, 06/01/24 (c)	1,034,260
	Lambertson Farms Metropolitan District No. 1 (GO)
500,000	5.75%, 12/15/23 (c)	517,695
500,000	6.00%, 12/15/23 (c)	521,965
1,000,000	Southglenn Metropolitan District (GO) 5.00%, 12/01/21 (c)	1,029,130
500,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/27 (c)	550,715
	Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
5,000,000	5.00%, 12/01/22 (c)	5,100,400
500,000	5.00%, 12/01/22 (c)	515,765
1,000,000	5.00%, 12/01/22 (c)	1,044,600
	Velocity Metropolitan District No. 3 (GO)
500,000	5.13%, 12/01/23 (c)	526,315
500,000	5.38%, 12/01/23 (c)	527,655
1,500,000	5.50%, 12/01/23 (c)	1,582,140
		69,233,802
Connecticut: 0.3%
630,000	Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 08/12/19 (c)	630,069
1,500,000	Connecticut State Health and Educational Facilities Authority, Church Home of Harford, Series A (RB) 5.00%, 09/01/26 (c)	1,585,965
120,000	Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	125,262
235,000	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series I (RB) 4.50%, 07/01/20 (c)	240,506
	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series J (RB)
935,000	4.25%, 07/01/22 (c)	987,659
655,000	4.50%, 07/01/22 (c)	683,656
380,000	5.00%, 07/01/22 (c)	411,187
470,000	5.00%, 07/01/22 (c)	504,432
100,000	5.00%, 07/01/22 (c)	107,619
1,040,000	Hartford Stadium Authority, Series A (RB) 4.00%, 02/01/25 (c)	855,213
	Mohegan Tribe of Indians of Connecticut, Series C (RB)
250,000	5.75%, 02/01/24	267,313
1,000,000	6.25%, 02/01/26 (c)	1,118,530
	Town of Hamden, Series A (RB)
410,000	7.63%, 01/01/20 (c)	415,888
2,000,000	7.75%, 01/01/20 (c)	2,027,420
		9,960,719
Delaware: 0.0%
	Delaware Economic Development Authority, Aspira Chapter School, Series A (RB)
500,000	5.00%, 06/01/26 (c)	533,905
250,000	5.00%, 06/01/26 (c)	271,325
275,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 10/01/20 (c)	284,166
		1,089,396
District of Columbia: 0.9%
	District of Columbia Tobacco Settlement Financing Corp. (RB)
60,800,000	0.00%, 08/16/19 (c) ^	5,992,448
7,960,000	0.00%, 09/03/19 (c) ^	1,350,016
49,000	6.50%, 05/15/33	55,054
	District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
665,000	4.13%, 07/01/24 (c)	695,617
180,000	5.00%, 07/01/24 (c)	192,101
1,000,000	5.00%, 07/01/24 (c)	1,060,270
250,000	5.00%, 07/01/24 (c)	272,158
665,000	5.00%, 07/01/24 (c)	715,773
4,200,000	District of Columbia, National Center for Law Enforcement Issue, Series A (RB) 7.75%, 07/01/21 (c)	1,039,500
1,130,000	District of Columbia, National Center for Law Enforcement Issue, Series B (RB) 6.38%, 09/03/19 (c)	279,675
	District of Columbia, Provident Group - Howard Properties, LLC Issue (RB)
1,115,000	5.00%, 10/01/22 (c)	1,159,199
395,000	5.00%, 10/01/22 (c)	407,320
790,000	5.00%, 10/01/22 (c)	807,088
985,000	6.25%, 04/01/21 (c)	1,031,620
1,525,000	6.50%, 04/01/21 (c)	1,594,204
1,450,000	6.50%, 04/01/21 (c)	1,518,425
1,110,000	District of Columbia, The Howard University Issue, Series A (RB) 6.25%, 04/01/21 (c)	1,173,459
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB)
825,000	0.00%, 10/01/37 ^	433,719
1,895,000	5.00%, 04/01/22 (c)	2,024,864
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
5,520,000	0.00%, 10/01/37 ^	3,007,462
245,000	6.50%, 10/01/28 (c)	324,831
		25,134,803
Florida: 5.7%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,689,258
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,540,000	8.00%, 11/15/21 (c)	1,555,308
1,005,000	8.13%, 11/15/21 (c)	1,009,241
	Alachua County, Health Facilities Authority, East Ridge Retirement Village, Inc. (RB)
800,000	6.00%, 11/15/24 (c)	726,928
1,000,000	6.25%, 11/15/24 (c)	879,500
55,000	Brevard County, Tuff Florida Tech Project (RB) 6.75%, 11/01/19 (c)	55,431
	Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB)
385,000	5.40%, 07/01/25 (c)	411,657
165,000	5.88%, 07/01/25 (c)	179,693
1,335,000	6.00%, 07/01/25 (c)	1,455,978
	Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
500,000	5.13%, 01/01/29 (c)	521,020
500,000	5.25%, 01/01/29 (c)	520,320
500,000	5.38%, 01/01/29 (c)	520,390
500,000	Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 5.25%, 06/15/27 (c)	517,885
9,905,000	Capital Trust Agency, First Mortgage, American Eagle Portfolio Project, Series A (RB) 5.88%, 01/01/29 (c)	11,234,845
	Capital Trust Agency, First Mortgage, Tallahassee Tapestry Housing Project, Series A (RB)
1,005,000	7.00%, 12/01/25 (c)	1,041,672
500,000	7.13%, 12/01/25 (c)	518,305
1,050,000	Capital Trust Agency, Senior Living Facilities, Elim Senior Housing, Inc. (RB) 5.88%, 08/01/24 (c)	1,097,292
	Capital Trust Agency, Tapestry Walden, Series A (RB)
975,000	6.75%, 07/01/27 (c)	1,029,892
3,475,000	7.00%, 07/01/27 (c)	3,657,646
	Capital Trust Agency, Tuscan Gardens of Palm Coast Project, Series A (RB)
2,720,000	7.00%, 04/01/22 (c)	2,650,096
1,100,000	7.00%, 04/01/24 (c)	1,090,298
	Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
2,200,000	4.00%, 12/01/28	2,202,860
8,775,000	5.25%, 12/01/28 (c)	9,155,572
2,500,000	5.25%, 12/01/28 (c)	2,635,575
750,000	City of Jacksonville, Educational Facilities, Series B (RB) 5.00%, 06/01/28 (c)	810,510
815,000	City of Orlando, Senior Tourist Development, Series A (RB) (AGM) 5.00%, 11/01/27 (c)	972,482
	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
230,000	4.00%, 06/01/25 (c)	241,288
300,000	5.00%, 06/01/25 (c)	333,711
2,500,000	5.00%, 06/01/25 (c)	2,792,050
	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB)
475,000	4.00%, 12/01/25 (c)	494,252
3,540,000	5.00%, 12/01/25 (c)	3,940,516
	Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
1,150,000	7.00%, 05/15/24	1,093,201
2,500,000	8.13%, 05/15/24 (c)	2,377,475
	Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB)
1,000,000	4.75%, 07/15/26 (c)	1,012,970
500,000	6.00%, 06/15/27 (c)	526,185
1,000,000	6.13%, 06/15/27 (c)	1,045,900
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	363,247
450,000	5.88%, 06/15/24 (c)	453,083
695,000	6.00%, 06/15/24 (c)	690,684
	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
655,000	5.50%, 06/15/22	669,024
1,000,000	5.75%, 06/15/24 (c)	1,082,200
2,600,000	6.00%, 06/15/22 (c)	2,689,960
500,000	6.00%, 06/15/25 (c)	551,275
2,000,000	6.13%, 06/15/22 (c)	2,052,320
685,000	6.13%, 06/15/25 (c)	747,082
3,000,000	7.63%, 06/15/21 (c)	3,220,710
5,250,000	Florida Development Finance Corp., Tuscan Isle ChampionsGate Project, Series A (RB) 6.38%, 06/01/23 (c)	4,042,500
375,000	Florida Development Finance Corp., Tuscan Isle Senior Living Community Project, Series A (RB) 6.00%, 06/01/23 (c)	288,750
	Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
9,400,000	6.25%, 01/01/20 (c) (p)	9,112,830
11,450,000	6.38%, 01/01/20 (c) (p)	10,952,039
19,000,000	6.50%, 01/01/20 (c) (p)	18,135,690
	Florida Higher Educational Facilities Financial Authority, Jacksonville University Project, Series A1 (RB)
750,000	4.50%, 06/01/28 (c)	809,475
500,000	4.75%, 06/01/28 (c)	540,785
750,000	5.00%, 06/01/28 (c)	817,530
	Highlands County Health Facilities Authority, Trousdale Foundation Properties, Series A (RB)
1,860,000	6.00%, 04/01/28 (c)	2,058,220
1,500,000	6.25%, 04/01/28 (c)	1,670,565
1,500,000	Lake County, Village Veranda at Lady Lake Project, Series A-1 (RB) 7.13%, 01/01/27 (c)	1,537,440
65,000	Lakes by the Bay South Community Development District (SA) 5.00%, 11/01/22 (c)	67,493
	Lee County Industrial Development Authority, Community Charter Schools, LLC Projects, Series A (RB)
1,895,000	5.25%, 09/03/19 (c)	1,895,891
3,500,000	5.38%, 09/03/19 (c)	3,500,175
1,475,000	5.75%, 06/15/22 (c)	1,491,564
300,000	Leon County Educational Facilities Authority, Heritage Grove Project (RB) (ACA) 5.13%, 09/03/19 (c)	299,997
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
1,950,000	4.25%, 11/15/19 (c)	1,961,232
925,000	5.00%, 11/15/24 (c)	1,025,714
1,910,000	5.00%, 11/15/24 (c)	2,135,953
250,000	Miami World Center Community Development District (SA) 5.25%, 11/01/27 (c)	270,840
	Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB)
1,765,000	5.00%, 06/01/25 (c)	1,812,443
1,390,000	5.00%, 06/01/25 (c)	1,418,064
525,000	5.00%, 06/01/25 (c)	553,182
2,000,000	5.00%, 06/01/25 (c)	2,068,280
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	560,690
500,000	5.00%, 10/01/25 (c)	567,740
1,000,000	Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,115,390
545,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	567,776
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
1,655,000	4.25%, 05/01/23 (c)	1,724,162
1,480,000	5.00%, 05/01/23 (c)	1,554,074
155,000	North Broward Hospital District, Series B (RB) 5.00%, 01/01/28 (c)	180,023
	Northern Palm Beach County Improvement District (RB)
200,000	5.00%, 08/01/27 (c)	212,168
200,000	5.00%, 08/01/27 (c)	213,714
890,000	Orange County Industrial Development Authority, Series B (RB) 5.00%, 07/01/25 (c)	691,201
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
1,740,000	5.00%, 05/15/23 (c)	1,852,769
1,500,000	5.00%, 05/15/23 (c)	1,631,535
1,500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	1,692,240
	Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB)
1,000,000	5.00%, 04/01/29 (c)	1,081,950
1,000,000	5.00%, 04/01/29 (c)	1,098,800
190,000	Palm Cost Park Community Development District (SA) 5.70%, 09/03/19 (c)	190,036
380,000	Sumter County, Florida Village Community Development District No. 8 (SA) 6.13%, 05/01/20 (c)	391,727
835,000	Sumter County, Florida Village Community Development District No. 9 (SA) 5.50%, 05/01/22 (c)	885,083
400,000	Town of Davie, Florida Educational Facilities, Nova Southeastern University Project, Series A (RB) 6.00%, 04/01/23 (c)	453,596
	Village Community Development District No. 12 (SA)
245,000	3.25%, 05/01/26	251,485
2,455,000	3.63%, 05/01/26 (c)	2,526,809
2,460,000	3.88%, 05/01/26 (c)	2,508,979
995,000	4.25%, 05/01/28 (c)	1,045,884
1,250,000	4.38%, 05/01/28 (c)	1,317,275
1,000,000	Volusia County Industrial Development Authority, Woodland Towers Project, Series C (RB) 7.25%, 07/01/24 (c)	993,660
		168,292,205
Georgia: 0.8%
	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB)
1,000,000	6.50%, 01/01/28 (c)	1,105,400
2,725,000	6.75%, 01/01/28 (c)	2,980,714
2,500,000	7.00%, 01/01/28 (c)	2,766,650
1,000,000	Burke County Development Authority, Series C (RB) (SAW) 4.13%, 02/01/28 (c)	1,056,540
720,000	Burke County Development Authority, Series D (RB) 4.13%, 02/01/28 (c)	760,709
	Cobb County Development Authority, Provident Village at Creekside Project, Series A (RB)
1,000,000	6.00%, 07/01/23 (c)	927,950
1,000,000	6.00%, 07/01/23 (c)	973,040
	Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG)
250,000	5.50%, 12/01/24 (c)	258,128
1,000,000	6.25%, 12/01/24 (c)	1,036,950
1,000,000	6.50%, 12/01/24 (c)	1,046,040
246,000	Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	278,782
	Greene County Development Authority, Glen-I, LLC Project, Series A (RB)
500,000	6.13%, 01/01/25 (d) *	450,000
625,000	7.25%, 01/01/25 (c) (d) *	562,500
	Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB)
250,000	5.75%, 06/15/27 (c)	261,233
500,000	5.88%, 06/15/27 (c)	520,880
1,000,000	6.00%, 06/15/27 (c)	1,043,190
	Marietta Development Authority, Life University, Inc. Project, Series A (RB)
500,000	5.00%, 11/01/27 (c)	551,790
750,000	5.00%, 11/01/27 (c)	840,788
375,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	399,278
1,000,000	Oconee County Industrial Development Authority, Series A-1 (RB) 6.25%, 12/01/25 (c)	1,052,580
3,850,000	Rockdale County Development Authority, Pratt Paper LLC Project (RB) 4.00%, 01/01/28 (c)	4,037,841
		22,910,983
Guam: 0.6%
	A. B. Won Pat International Airport Authority, Series C (RB)
1,000,000	5.00%, 10/01/21	1,038,400
200,000	6.25%, 10/01/23 (c)	231,562
1,100,000	Guam Economic Development and Commerce Authority (RB) 5.63%, 08/16/19 (c)	1,074,953
1,100,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	1,133,099
620,000	Guam Government Limited Obligation, Series A (RB) 5.00%, 12/01/26 (c)	678,596
	Guam Government Waterworks Authority, Water and Wastewater System (RB)
1,375,000	5.00%, 07/01/26 (c)	1,532,974
500,000	5.25%, 07/01/23 (c)	547,645
355,000	5.50%, 07/01/20 (c)	369,228
3,530,000	5.50%, 07/01/23 (c)	3,868,209
355,000	5.63%, 07/01/20 (c)	369,630
	Guam Government, Business Privilege Tax, Series A (RB) (AGM)
125,000	5.00%, 01/01/21	130,319
500,000	5.00%, 01/01/22 (c)	530,020
1,340,000	5.13%, 01/01/22 (c)	1,396,628
	Guam Government, Business Privilege Tax, Series B (RB)
1,280,000	5.00%, 01/01/22 (c)	1,334,144
330,000	5.00%, 01/01/22 (c)	342,606
	Guam Government, Business Privilege Tax, Series D (RB)
585,000	5.00%, 11/15/25 (c)	638,229
500,000	5.00%, 11/15/25 (c)	552,385
	Guam Power Authority, Series A (RB)
345,000	5.00%, 10/01/22 (c)	368,498
500,000	5.00%, 10/01/27 (c)	564,620
250,000	5.50%, 10/01/20 (c)	262,593
		16,964,338
Hawaii: 0.5%
	Kuakini, Hawaii Health System, Series A (RB)
985,000	6.30%, 09/03/19 (c)	988,369
1,675,000	6.38%, 09/03/19 (c)	1,676,172
3,430,000	State of Hawaii, Department of Budget and Finance (RB) 3.20%, 07/01/29 (c)	3,464,883
	State of Hawaii, Department of Budget and Finance, Series A (RB)
1,150,000	5.00%, 01/01/25 (c)	1,169,573
1,400,000	6.25%, 07/01/23 (c)	1,500,436
2,085,000	6.63%, 07/01/23 (c)	2,231,471
2,000,000	6.88%, 07/01/23 (c)	2,133,160
		13,164,064
Idaho: 0.2%
	Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
450,000	3.50%, 09/01/26 (c)	443,714
1,135,000	5.00%, 09/01/26 (c)	1,259,839
	Idaho Health Facilities Authority, Terraces of Boise Project, Series A (RB)
100,000	7.00%, 10/01/24	111,106
900,000	7.38%, 10/01/24 (c)	996,138
2,000,000	8.00%, 10/01/24 (c)	2,260,200
1,000,000	8.13%, 10/01/24 (c)	1,133,290
		6,204,287
Illinois: 12.5%
	Chicago Board of Education, Series A (GO)
395,000	0.00%, 12/01/27 ^	311,201
30,000	0.00%, 12/01/30 ^	20,932
6,115,000	5.00%, 12/01/21 (c)	6,317,468
14,815,000	5.00%, 12/01/22 (c)	15,473,379
300,000	5.00%, 12/01/23	336,621
100,000	5.00%, 12/01/25	116,726
250,000	5.00%, 12/01/28 (c)	281,500
250,000	5.00%, 12/01/28 (c)	295,663
410,000	5.25%, 12/01/21 (c)	425,851
5,730,000	5.50%, 12/01/21 (c)	5,989,626
110,000	5.50%, 12/01/25	126,987
130,000	5.50%, 12/01/26	151,356
285,000	5.50%, 12/01/26	326,051
5,200,000	7.00%, 12/01/25 (c)	6,448,468
14,020,000	7.00%, 12/01/25 (c)	16,866,761
1,250,000	7.00%, 12/01/27 (c)	1,561,175
	Chicago Board of Education, Series B (GO)
150,000	4.00%, 12/01/22 (c)	149,216
1,570,000	5.00%, 12/01/22 (c)	1,653,084
1,105,000	5.00%, 12/01/22 (c)	1,165,123
1,100,000	6.50%, 12/01/26 (c)	1,317,184
	Chicago Board of Education, Series C (GO)
6,250,000	5.00%, 12/01/27 (c)	7,103,250
2,000,000	5.00%, 12/01/27	2,302,360
250,000	5.00%, 12/01/27 (c)	280,053
5,415,000	5.25%, 12/01/24 (c)	5,899,859
4,370,000	5.25%, 12/01/24 (c)	4,701,290
1,000,000	6.00%, 12/01/24 (c)	1,130,950
750,000	Chicago Board of Education, Series D (GO) (AGM) 5.00%, 12/01/23 (c)	791,168
2,055,000	Chicago Board of Education, Series E (GO) 5.13%, 12/01/24 (c)	2,240,710
	Chicago Board of Education, Series F (GO)
2,000,000	5.00%, 12/01/20 (c)	2,043,480
1,565,000	5.00%, 12/01/20	1,630,730
5,500,000	Chicago Board of Education, Series H (GO) 5.00%, 12/01/27 (c)	5,986,695
400,000	Chicago O’Hare International Airport (RB) 5.50%, 01/01/23 (c)	456,344
	Chicago School Reform Board of Trustees, Series A (GO)
160,000	0.00%, 12/01/21 ^	151,406
250,000	0.00%, 12/01/23 ^	224,788
205,000	0.00%, 12/01/25 ^	173,330
1,060,000	0.00%, 12/01/29 ^	774,457
	Chicago School Reform Board of Trustees, Series B-1 (GO)
450,000	0.00%, 12/01/21 ^	425,831
120,000	0.00%, 12/01/22 ^	110,766
630,000	0.00%, 12/01/24 ^	551,174
1,555,000	0.00%, 12/01/25 ^	1,314,768
1,245,000	0.00%, 12/01/26 ^	1,015,621
735,000	0.00%, 12/01/27 ^	579,070
590,000	0.00%, 12/01/28 ^	449,539
645,000	0.00%, 12/01/29 ^	471,250
530,000	0.00%, 12/01/30 ^	369,802
315,000	0.00%, 12/01/31 ^	211,526
345,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/21	366,393
	City of Chicago (GO)
195,000	0.00%, 01/01/28 ^	152,198
375,000	0.00%, 01/01/33 ^	239,599
290,000	0.00%, 01/01/34 ^	177,474
	City of Chicago, Modern School Across Chicago Program, Series A (GO)
915,000	5.00%, 12/01/20 (c)	950,722
500,000	5.00%, 12/01/20 (c)	520,730
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
235,000	5.00%, 01/01/25	260,354
910,000	5.25%, 01/01/25 (c)	1,016,151
945,000	5.25%, 01/01/25 (c)	1,058,580
3,980,000	5.50%, 01/01/25 (c)	4,406,099
855,000	5.50%, 01/01/25 (c)	960,507
115,000	5.50%, 01/01/25 (c)	129,740
1,585,000	City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	1,799,260
	City of Chicago, Series A (GO)
140,000	0.00%, 01/01/29 ^	105,557
905,000	4.63%, 01/01/21 (c)	919,534
125,000	5.00%, 09/03/19 (c)	125,384
2,160,000	5.00%, 01/01/21 (c)	2,210,738
370,000	5.00%, 01/01/21	389,595
865,000	5.00%, 01/01/22 (c)	901,347
1,015,000	5.00%, 01/01/22 (c)	1,058,807
395,000	5.00%, 01/01/23	425,237
640,000	5.00%, 01/01/24 (c)	686,490
1,485,000	5.00%, 01/01/24 (c)	1,589,559
2,935,000	5.00%, 01/01/24 (c)	3,135,813
1,000,000	5.00%, 01/01/27	1,137,640
2,000,000	5.00%, 01/01/29 (c)	2,210,060
2,110,000	5.25%, 01/01/21 (c)	2,172,772
600,000	5.25%, 01/01/24 (c)	650,940
280,000	5.25%, 01/01/24 (c)	306,244
1,120,000	5.25%, 01/01/24 (c)	1,217,328
150,000	5.25%, 01/01/24 (c)	164,595
1,150,000	5.25%, 01/01/24 (c)	1,265,241
880,000	5.38%, 01/01/25 (c)	988,126
580,000	5.50%, 01/01/25 (c)	639,676
445,000	5.50%, 01/01/25 (c)	496,037
1,320,000	5.50%, 01/01/25 (c)	1,474,757
500,000	5.63%, 01/01/27 (c)	585,875
1,000,000	5.63%, 01/01/27 (c)	1,184,520
180,000	5.75%, 01/01/27 (c)	210,881
6,400,000	6.00%, 01/01/27 (c)	7,501,376
870,000	City of Chicago, Series B (GO) 5.00%, 01/01/23	936,598
	City of Chicago, Series C (GO)
555,000	0.00%, 01/01/30 ^	385,936
195,000	0.00%, 01/01/32 ^	123,552
1,800,000	5.00%, 01/01/22 (c)	1,904,544
1,235,000	5.00%, 01/01/22	1,308,334
110,000	5.00%, 01/01/22 (c)	116,192
195,000	5.00%, 01/01/22 (c)	205,657
1,110,000	5.00%, 01/01/24	1,211,620
1,760,000	5.00%, 01/01/25	1,949,886
2,600,000	5.00%, 01/01/26 (c)	2,826,408
380,000	5.00%, 01/01/26	427,363
	City of Chicago, Series D (GO)
870,000	5.00%, 09/03/19 (c)	872,192
345,000	5.00%, 09/03/19 (c)	345,869
1,045,000	5.50%, 01/01/25 (c)	1,156,878
710,000	5.50%, 01/01/25 (c)	781,809
520,000	5.50%, 01/01/25 (c)	580,965
2,715,000	5.50%, 01/01/25 (c)	3,026,383
	City of Chicago, Series E (GO)
910,000	5.50%, 01/01/25 (c)	999,735
915,000	5.50%, 01/01/25 (c)	1,017,434
1,020,000	City of Chicago, Water Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,282,375
	City of Harvey, Series A (GO)
465,000	5.50%, 09/03/19 (c)	255,750
3,600,000	5.63%, 09/03/19 (c) (d) *	1,980,000
625,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	677,550
1,020,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.75%, 10/15/20 (c)	1,060,239
	Illinois Finance Authority, Admiral Lake Project (RB)
1,000,000	5.00%, 05/15/24 (c)	1,043,820
380,000	5.13%, 05/15/24 (c)	394,417
1,150,000	5.25%, 05/15/24 (c)	1,188,490
1,000,000	5.25%, 05/15/24 (c)	1,042,060
300,000	5.50%, 05/15/24 (c)	315,876
15,000	Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 09/03/19 (c)	15,007
375,000	Illinois Finance Authority, Clare Oaks Project, Series B (RB) 4.00%, 09/03/19 (c)	296,269
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
705,000	4.75%, 05/15/23 (c)	739,023
260,000	5.13%, 05/15/23 (c)	274,279
860,000	5.25%, 05/15/23 (c)	908,194
	Illinois Finance Authority, Friendship Village of Schaumburg (RB)
5,500,000	5.00%, 02/15/27 (c)	5,374,325
2,160,000	5.00%, 02/15/27	2,211,689
2,730,000	5.13%, 02/15/27 (c)	2,633,904
100,000	Illinois Finance Authority, Greenfields of Geneva Project (RB) 7.10%, 11/01/27 (c)	104,093
	Illinois Finance Authority, Institute of Technology, Series A (RB)
990,000	5.00%, 09/03/19 (c)	992,960
2,610,000	5.00%, 09/03/19 (c)	2,617,882
500,000	Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	525,975
	Illinois Finance Authority, Lutheran Home and Obligated Group (RB)
500,000	5.50%, 05/15/22 (c)	526,705
400,000	5.75%, 05/15/22 (c)	414,092
1,000,000	Illinois Finance Authority, Montgomery Place (RB) 5.25%, 05/15/27 (c)	1,067,000
1,555,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.75%, 10/15/20 (c)	1,616,345
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 09/15/20 (c)	1,065,920
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
715,000	6.20%, 05/15/20 (c)	677,269
230,000	6.24%, 05/15/20 (c)	211,890
315,000	6.33%, 05/15/20 (c)	289,967
535,000	6.44%, 05/15/20 (c)	489,932
537,508	Illinois Finance Authority, Park Place of Elmhurst Project, Series B (RB) 5.63%, 05/15/20	519,657
475,000	Illinois Finance Authority, Roosevelt University Project (RB) 5.50%, 09/03/19 (c)	475,437
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
230,000	5.00%, 08/15/25 (c)	260,236
525,000	5.00%, 08/15/25 (c)	584,488
880,000	Illinois Finance Authority, Three Crowns Park (RB) 5.25%, 02/15/24 (c)	946,880
100,000	Illinois Finance Authority, Uno Chapter School Network, Inc. Project, Series B (RB) 7.13%, 10/01/21 (c)	106,966
2,695,000	Illinois Finance Authority, Westminster Village, Series A (RB) (AGM) 5.25%, 05/01/25 (c)	2,885,914
	Illinois Sports Facilities Authority (RB) (AMBAC)
690,000	0.00%, 06/15/26 ^	561,101
1,000,000	5.00%, 06/15/24 (c)	1,126,310
	Metropolitan Pier and Exposition Authority (RB)
555,000	0.00%, 06/15/30 ^	404,922
410,000	5.70%, 06/15/23	467,060
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
840,000	0.00%, 06/15/29 ^	636,535
340,000	0.00%, 12/15/30 ^	243,297
125,000	0.00%, 06/15/31 ^	87,188
190,000	0.00%, 06/15/34 ^	117,443
510,000	0.00%, 12/15/34 ^	308,984
185,000	0.00%, 06/15/37 ^	99,367
115,000	0.00%, 06/15/39 ^	56,318
1,500,000	0.00%, 06/15/40 ^	703,590
4,410,000	5.00%, 06/15/22 (c)	4,643,113
3,230,000	5.00%, 12/15/25 (c)	3,503,355
250,000	5.00%, 12/15/27 (c)	276,038
400,000	5.50%, 06/15/20 (c)	407,636
1,400,000	5.50%, 12/15/25 (c)	1,558,130
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
1,080,000	0.00%, 06/15/28 ^	852,023
1,000,000	0.00%, 12/15/41 ^	431,720
720,000	0.00%, 12/15/50 ^	207,691
15,515,000	0.00%, 12/15/51 ^	4,245,369
740,000	0.00%, 12/15/54 ^	177,607
6,780,000	4.25%, 06/15/22 (c)	6,850,715
1,360,000	5.00%, 12/15/20	1,416,127
1,450,000	5.00%, 06/15/22 (c)	1,567,232
1,135,000	5.00%, 06/15/22 (c)	1,190,479
3,765,000	5.00%, 06/15/22 (c)	4,035,063
290,000	5.00%, 06/15/22 (c)	311,805
335,000	5.00%, 12/15/22	364,567
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B-2 (RB)
6,400,000	5.00%, 06/15/20 (c)	6,494,976
425,000	5.20%, 06/15/20 (c)	432,030
5,965,000	5.25%, 06/15/20 (c)	6,066,226
435,000	Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 10/01/22 (c)	361,903
230,000	Southwestern Illinois Development Authority (RB) 5.35%, 09/03/19 (c)	170,690
430,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	439,232
	State of Illinois (RB)
100,000	3.00%, 06/15/26 (c)	95,508
935,000	3.50%, 06/01/26 (c)	929,072
175,000	3.50%, 06/01/26 (c)	170,769
1,050,000	3.50%, 06/01/26 (c)	1,034,334
150,000	4.00%, 08/01/22 (c)	155,135
500,000	4.00%, 01/01/26 (c)	513,690
360,000	4.00%, 06/01/26 (c)	366,250
595,000	4.00%, 06/01/26 (c)	601,860
270,000	4.00%, 06/01/26 (c)	273,858
1,000,000	4.00%, 06/01/26 (c)	1,020,610
220,000	4.00%, 06/01/26 (c)	225,128
460,000	4.00%, 06/01/26 (c)	463,915
160,000	4.13%, 03/01/22 (c)	164,491
485,000	4.13%, 11/01/26 (c)	501,669
530,000	4.50%, 11/01/26 (c)	551,619
155,000	5.00%, 01/01/20 (c)	156,637
1,240,000	5.00%, 01/01/20 (c)	1,254,992
100,000	5.00%, 01/01/21	103,918
750,000	5.00%, 01/01/21	779,385
100,000	5.00%, 04/01/21	104,581
505,000	5.00%, 07/01/21	531,543
1,020,000	5.00%, 02/01/22	1,085,810
1,000,000	5.00%, 02/01/22	1,064,520
250,000	5.00%, 03/01/22 (c)	261,570
100,000	5.00%, 03/01/22 (c)	104,511
305,000	5.00%, 03/01/22 (c)	317,606
525,000	5.00%, 03/01/22	559,944
140,000	5.00%, 03/01/22 (c)	148,362
55,000	5.00%, 06/01/22	58,997
100,000	5.00%, 07/01/22	107,472
1,830,000	5.00%, 08/01/22 (c)	1,958,612
1,465,000	5.00%, 08/01/22	1,577,468
3,235,000	5.00%, 02/01/23	3,497,261
3,690,000	5.00%, 02/01/23	3,989,148
335,000	5.00%, 05/01/23	363,944
250,000	5.00%, 07/01/23	272,490
2,195,000	5.00%, 02/01/24	2,410,900
1,100,000	5.00%, 02/01/24 (c)	1,207,184
1,105,000	5.00%, 02/01/24	1,213,688
350,000	5.00%, 02/01/24 (c)	381,717
375,000	5.00%, 02/01/24 (c)	410,261
2,325,000	5.00%, 02/01/24 (c)	2,466,802
585,000	5.00%, 04/01/24 (c)	639,504
2,350,000	5.00%, 04/01/24 (c)	2,557,011
100,000	5.00%, 05/01/24 (c)	107,154
175,000	5.00%, 05/01/24 (c)	187,927
275,000	5.00%, 05/01/24 (c)	297,289
580,000	5.00%, 05/01/24	639,798
2,005,000	5.00%, 05/01/24 (c)	2,190,884
1,025,000	5.00%, 05/01/24 (c)	1,121,801
1,770,000	5.00%, 01/01/26 (c)	1,909,175
2,750,000	5.00%, 02/01/26	3,108,462
1,040,000	5.00%, 06/01/26 (c)	1,171,050
125,000	5.00%, 06/01/26	141,821
800,000	5.00%, 06/01/26 (c)	903,744
1,000,000	5.00%, 11/01/26 (c)	1,130,850
2,220,000	5.00%, 02/01/27 (c)	2,527,048
1,550,000	5.25%, 07/01/23 (c)	1,686,601
290,000	5.25%, 07/01/23 (c)	312,675
510,000	5.25%, 07/01/23 (c)	553,370
700,000	5.25%, 02/01/24 (c)	767,368
2,545,000	5.50%, 07/01/23 (c)	2,820,216
560,000	5.50%, 07/01/23 (c)	605,931
1,165,000	5.50%, 07/01/23 (c)	1,287,861
445,000	5.50%, 01/01/30	540,346
	State of Illinois, Series A (GO)
1,030,000	4.00%, 01/01/22 (c)	1,051,805
100,000	4.00%, 01/01/22 (c)	101,914
190,000	4.00%, 01/01/22 (c)	196,135
320,000	4.00%, 01/01/22 (c)	328,630
195,000	5.00%, 04/01/21	203,933
1,000,000	5.00%, 01/01/22 (c)	1,041,320
1,000,000	5.00%, 01/01/22 (c)	1,042,470
110,000	5.00%, 04/01/23 (c)	115,852
500,000	5.00%, 12/01/27 (c)	548,330
500,000	5.00%, 12/01/27 (c)	553,995
500,000	5.00%, 12/01/27	568,750
1,000,000	5.00%, 05/01/28 (c)	1,115,940
270,000	5.00%, 05/01/28 (c)	298,215
365,000	5.00%, 05/01/28 (c)	402,380
1,045,000	5.00%, 05/01/28 (c)	1,195,187
1,000,000	5.00%, 05/01/28 (c)	1,136,540
1,000,000	5.00%, 05/01/28 (c)	1,119,650
790,000	State of Illinois, Series B (GO) 5.25%, 01/01/21	823,686
5,000,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	5,619,200
	State of Illinois, Series D (GO)
1,815,000	3.25%, 11/01/26	1,812,459
2,600,000	5.00%, 11/01/23	2,841,904
3,250,000	5.00%, 11/01/25	3,631,030
2,190,000	5.00%, 11/01/26	2,467,013
7,810,000	5.00%, 11/01/27 (c)	8,828,502
6,000,000	5.00%, 11/01/27	6,819,780
500,000	Village of Bolingbrook, Special Service Area No. 1 (ST) 5.25%, 03/01/28 (c)	518,145
360,000	Village of Bridgeview (GO) 5.00%, 12/01/22 (c)	357,070
	Village of Bridgeview, Series A (GO)
1,175,000	5.50%, 09/03/19 (c)	1,174,965
4,260,000	5.50%, 06/01/24 (c)	4,267,029
	Will County Community High School District No. 210, Series B (GO)
160,000	0.00%, 01/01/27 ^	126,229
120,000	0.00%, 01/01/28 ^	90,833
90,000	0.00%, 01/01/29 ^	65,451
220,000	0.00%, 01/01/31 ^	145,930
540,000	0.00%, 01/01/33 ^	324,729
		367,182,715
Indiana: 1.3%
	Allen County, Storypoint Fort Wayne Project, Series A-1 (RB)
300,000	6.75%, 01/15/24 (c)	328,821
225,000	6.88%, 01/15/24 (c)	246,299
	Barrington of Carmel Project, Series A (RB)
2,500,000	7.13%, 11/15/22 (c)	1,750,000
3,555,000	7.13%, 11/15/22 (c)	2,488,500
	City of Anderson, Anderson University (RB)
150,000	4.75%, 10/01/22 (c)	157,695
1,655,000	6.00%, 10/01/22 (c)	1,762,062
2,015,000	6.00%, 10/01/22 (c)	2,145,350
200,000	City of Crown Point, Indiana Economic Development, Series A (RB) 8.00%, 11/15/19 (c)	201,904
1,000,000	City of Rockport, Indiana Steel Corp. Project, Series A (RB) 7.00%, 02/01/22 (c)	1,027,060
900,000	City of Valparaiso, Indiana Exempt Facilities Revenue, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	992,403
120,000	County of Knox, Indiana Good Samaritian Hospital Project, Series A (RB) 5.00%, 04/01/22 (c)	123,800
500,000	Indiana Finance Authority, Baptist Healthcare System (RB) 5.00%, 08/15/27 (c)	565,245
	Indiana Finance Authority, Earlham College Project (RB)
1,065,000	5.00%, 10/01/23 (c)	1,117,494
50,000	5.00%, 10/01/23 (c)	53,280
	Indiana Finance Authority, King’s Daughters’ Hospital and Health Services (RB)
765,000	5.13%, 08/15/20 (c)	790,689
725,000	5.50%, 08/15/20 (c)	750,426
600,000	5.50%, 08/15/20 (c)	621,888
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
250,000	5.00%, 07/01/23 (c)	272,848
2,805,000	5.00%, 07/01/23 (c)	3,044,547
3,890,000	5.25%, 07/01/23 (c)	4,255,543
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
2,230,000	5.00%, 06/01/22 (c)	2,311,060
1,575,000	5.00%, 06/01/22 (c)	1,632,046
10,000,000	Indiana Finance Authority, Res Polyflow Indiana Project (RB) 7.00%, 03/01/26 (c)	10,251,400
	Indiana Finance Authority, United States Steel Corp. Project (RB)
320,000	5.75%, 08/01/22 (c)	326,870
1,315,000	6.00%, 06/01/20 (c)	1,343,457
		38,560,687
Iowa: 2.0%
8,525,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	8,882,453
1,500,000	Iowa Finance Authority, Drake West Village Project, Series A (RB) 4.50%, 06/01/26 (c)	1,465,275
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
6,975,000	5.25%, 12/01/23 (c)	7,589,846
2,775,000	5.88%, 08/21/19 (c)	2,917,080
9,300,000	Iowa Finance Authority, Iowa Fertilizer Co. Project, Series B (RB) 5.25%, 12/01/22 (c) (p)	10,059,996
	Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB)
1,900,000	5.00%, 05/15/27 (c)	2,093,439
355,000	5.00%, 05/15/27 (c)	392,282
	Iowa Finance Authority, Northcrest, Inc. Project, Series A (RB)
500,000	5.00%, 03/01/24 (c)	538,055
500,000	5.00%, 03/01/24 (c)	542,930
	Iowa Finance Authority, Sunrise Retirement Community Project (RB)
1,215,000	5.50%, 09/01/20 (c)	1,237,781
885,000	5.50%, 09/01/20 (c)	904,134
945,000	5.75%, 09/01/20 (c)	964,080
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
875,000	4.00%, 10/01/25	894,302
3,615,000	5.00%, 10/01/25 (c)	3,717,991
850,000	5.00%, 10/01/25 (c)	885,606
180,000	Tobacco Settlement Authority, Series B (RB) 5.60%, 09/03/19 (c)	180,014
	Tobacco Settlement Authority, Series C (RB)
3,190,000	5.38%, 09/03/19 (c)	3,190,159
5,585,000	5.50%, 09/03/19 (c)	5,585,223
6,960,000	5.63%, 09/03/19 (c)	6,960,209
800,000	Tobacco Settlement Authority, Series D (RB) 0.00%, 09/03/19 (c) ^	141,568
		59,142,423
Kansas: 1.0%
1,130,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	1,134,633
750,000	City of Lenexa, Health Care Facility, Lake View Village, Inc., Series A (RB) 5.00%, 05/15/25 (c)	825,165
1,000,000	City of Wichita, Health Care Facilities, Series I (RB) 5.00%, 05/15/25 (c)	1,054,450
255,000	City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	276,583
380,000	City of Wichita, Health Care Facilities, Series IV-A (RB) 5.63%, 05/15/24 (c)	399,866
1,000,000	Kansas Development Finance Authority, Village Shalom Project, Series A (RB) 5.25%, 11/15/23 (c)	1,052,470
	Overland Park Development Corp. (RB) (AMBAC)
7,200,000	5.13%, 09/03/19 (c)	7,212,312
100,000	5.13%, 09/03/19 (c)	100,171
1,000,000	5.25%, 09/03/19 (c)	1,001,850
2,550,000	Overland Park, Prairiefire at LionsGate Project (RB) 6.00%, 12/15/22 (c)	1,224,000
980,000	Wyandotte County, Kansas City Unified Government, Legends Apartments Garage and West Lawn Project (RB) 4.50%, 12/01/26 (c)	1,012,703
340,000	Wyandotte County, Kansas City Unified Government, Sales Tax (RB) 0.00%, 12/01/27 ^	253,494
	Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 1 and 2A, Series A (RB)
440,000	5.00%, 09/01/25 (c)	476,216
5,750,000	5.75%, 09/01/25 (c)	6,278,425
2,125,000	6.00%, 09/01/25 (c)	2,306,942
10,000,000	Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 4 (RB) 0.00%, 09/01/34 ^	4,020,200
		28,629,480
Kentucky: 0.7%
1,000,000	Christian County, Jennie Stuart Medical Center (RB) 5.50%, 02/01/26 (c)	1,115,900
	Kentucky Economic Development Finance Authority, Baptist Life Communities Project, Series A (RB)
500,000	5.50%, 11/15/26 (c)	413,560
770,000	6.00%, 11/15/26 (c)	618,141
550,000	6.25%, 11/15/26 (c)	440,512
415,000	6.38%, 11/15/26 (c)	332,394
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
250,000	5.00%, 05/15/26 (c)	263,955
350,000	5.00%, 05/15/26 (c)	375,547
400,000	5.38%, 11/15/22 (c)	421,668
250,000	5.50%, 11/15/22 (c)	262,130
	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB)
7,365,000	4.25%, 07/01/25 (c)	7,729,567
1,585,000	5.00%, 07/01/25 (c)	1,732,595
1,525,000	5.00%, 07/01/25 (c)	1,661,853
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
150,000	5.00%, 06/01/26	174,743
750,000	5.25%, 06/01/27 (c)	862,178
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
510,000	5.50%, 11/15/25 (c)	543,364
500,000	5.75%, 11/15/25 (c)	533,850
265,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/23	300,759
335,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	373,324
	Louisville and Jefferson County, Metropolitan Government Catholic Health Initiatives, Series A (RB)
150,000	5.00%, 06/01/22 (c)	164,280
220,000	5.00%, 06/01/22 (c)	240,431
1,220,000	Ohio County, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	1,250,024
		19,810,775
Louisiana: 0.5%
500,000	Calcasieu Parish Memorial Hospital Service District (RB) 5.00%, 12/01/29 (c)	581,780
	City of Shreveport, Water and Sewer Revenue, Series C (RB)
470,000	4.00%, 12/01/28 (c)	531,457
2,235,000	4.00%, 12/01/28 (c)	2,540,010
100,000	5.00%, 12/01/25	119,535
	Jefferson Parish Hospital Service District No. 2 (RB)
500,000	5.63%, 07/01/21 (c)	498,750
290,000	6.25%, 07/01/21 (c)	289,275
3,490,000	6.38%, 07/01/21 (c)	3,481,275
100,000	Louisiana Housing Finance Agency, Chateau Project, Series A (RB) 7.25%, 09/03/19 (c)	100,001
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,115,660
	Louisiana Local Government Environmental Facilities and Community Development Authority, University of Louisiana at Monroe Project, Series A (RB)
500,000	5.00%, 07/01/29 (c)	532,355
500,000	5.00%, 07/01/29 (c)	542,705
3,200,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	3,344,544
530,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	556,240
500,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB) 6.50%, 11/01/20 (c)	528,645
400,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB) 6.50%, 11/01/20 (c)	422,916
1,647,254	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d) *	16
	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB)
2,259,041	7.50%, 07/01/23 (d) *	23
1,389,436	8.38%, 07/01/24 (c) (d) *	14
350,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	369,163
		15,554,364
Maine: 0.5%
4,500,000	Maine Finance Authority, Solid Disposal Facility (RB) 5.38%, 12/15/26 (c)	4,751,505
200,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 6.95%, 07/01/21 (c)	217,468
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
1,470,000	4.00%, 07/01/26 (c)	1,515,820
420,000	4.00%, 07/01/26 (c)	434,700
645,000	5.00%, 07/01/26 (c)	714,441
1,000,000	5.00%, 07/01/26 (c)	1,110,390
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
75,000	5.25%, 07/01/21	79,107
1,735,000	6.00%, 07/01/21 (c)	1,851,575
2,220,000	6.75%, 07/01/21 (c)	2,394,892
50,000	6.95%, 07/01/21 (c)	54,194
55,000	7.50%, 07/01/21 (c)	60,645
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 09/03/19 (c)	2,030,000
		15,214,737
Maryland: 1.1%
1,000,000	Anne Arundel County Consolidated Special Taxing District, The Village at Two Rivers Project (ST) 5.25%, 07/01/24 (c)	1,026,970
	City of Baltimore, Convention Center Hotel (RB)
2,000,000	5.00%, 09/01/27 (c)	2,265,160
1,425,000	5.00%, 09/01/27 (c)	1,618,273
915,000	5.00%, 09/01/27 (c)	1,052,040
500,000	City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	545,390
250,000	City of Baltimore, Harbor Point Project (RB) 5.13%, 06/01/26 (c)	264,050
2,600,000	Frederick County Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	2,665,208
2,000,000	Frederick County, Maryland Education Facilities Project, Series A (RB) 5.00%, 09/01/27 (c)	2,215,440
500,000	Howard County, Series A (TA) 4.50%, 02/15/26 (c)	523,620
3,785,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	3,895,711
	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
100,000	3.75%, 01/01/27 (c)	103,402
470,000	4.38%, 01/01/27 (c)	488,231
530,000	4.50%, 01/01/27 (c)	550,288
1,000,000	Maryland Economic Development Corp., Purple Line Light Rail Project, Series D (RB) 5.00%, 09/30/26 (c)	1,138,810
1,120,000	Maryland Economic Development Corp., Transportation Facilities Project, Series A (RB) 5.00%, 06/01/28 (c)	1,341,558
	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB)
400,000	4.00%, 07/01/26 (c)	419,448
250,000	5.00%, 07/01/26 (c)	284,005
	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
210,000	4.00%, 07/01/25 (c)	228,593
145,000	4.25%, 07/01/25 (c)	157,006
1,500,000	5.00%, 07/01/25 (c)	1,684,020
500,000	5.00%, 07/01/25 (c)	565,315
625,000	5.00%, 07/01/25 (c)	715,969
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
430,000	5.00%, 07/01/20	443,962
40,000	5.00%, 07/01/22	44,010
1,025,000	5.00%, 07/01/24	1,189,738
500,000	5.25%, 07/01/24 (c)	582,170
	Mayor and Council of Rockville, Ingleside at King Farm Project, Series B (RB)
1,000,000	5.00%, 11/01/24 (c)	1,097,810
1,000,000	5.00%, 11/01/24 (c)	1,101,390
	Prince George County, Collington Episcopal Life Care Community, Inc. (RB)
1,000,000	5.25%, 04/01/27 (c)	1,078,330
1,000,000	5.25%, 04/01/27 (c)	1,087,950
	Prince George’s County, Suitland-Naylor Road Project (TA)
500,000	4.75%, 01/01/26 (c)	527,175
500,000	5.00%, 01/01/26 (c)	529,250
		31,430,292
Massachusetts: 1.1%
	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB)
750,000	4.00%, 07/01/26 (c)	788,820
550,000	5.00%, 07/01/26 (c)	632,489
	Massachusetts Development Finance Agency, Emerson College (RB)
705,000	5.00%, 01/01/25 (c)	782,592
680,000	5.00%, 01/01/25 (c)	751,692
500,000	5.00%, 01/01/25 (c)	562,125
	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
1,660,000	4.00%, 10/01/26 (c)	1,731,114
445,000	5.00%, 07/01/22 (c)	493,007
1,035,000	5.00%, 10/01/26 (c)	1,172,034
	Massachusetts Development Finance Agency, Lawrence General Hospital (RB)
585,000	5.00%, 07/01/27 (c)	644,184
1,000,000	5.00%, 07/01/27 (c)	1,105,800
	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB)
350,000	5.25%, 07/01/24 (c)	388,185
550,000	5.50%, 07/01/24 (c)	607,453
	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
500,000	5.00%, 11/15/25 (c)	547,450
500,000	5.13%, 11/15/25 (c)	546,770
	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
1,000,000	4.00%, 10/01/22 (c)	1,070,410
750,000	4.00%, 10/01/22 (c)	815,745
2,250,000	5.00%, 10/01/22 (c)	2,468,250
1,000,000	5.00%, 10/01/22 (c)	1,100,220
	Massachusetts Development Finance Agency, Provident Commonwealth Education Resources II Issue, UMass Dartmouth Student Housing Project (RB)
955,000	5.00%, 10/01/28 (c)	1,108,669
500,000	5.00%, 10/01/28 (c)	588,790
	Massachusetts Development Finance Agency, Series D (RB)
285,000	4.00%, 07/01/25 (c)	295,810
2,105,000	5.00%, 07/01/25 (c)	2,336,845
1,000,000	Massachusetts Development Finance Agency, Series I (RB) 4.00%, 07/01/26 (c)	1,062,660
	Massachusetts Development Finance Agency, Suffolk University (RB)
740,000	4.00%, 07/01/27 (c)	788,707
1,000,000	5.00%, 07/01/27 (c)	1,189,910
3,000,000	5.00%, 07/01/27 (c)	3,514,320
1,500,000	5.00%, 07/01/27 (c)	1,763,670
	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB)
510,000	5.00%, 07/01/26 (c)	578,411
190,000	5.00%, 07/01/26 (c)	226,178
1,020,000	5.00%, 07/01/26 (c)	1,226,183
	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series L (RB)
290,000	3.63%, 07/01/27 (c)	299,767
550,000	4.00%, 07/01/27 (c)	582,670
1,510,000	Massachusetts Educational Financing Authority, Series C (RB) 4.13%, 07/01/28 (c)	1,598,501
		33,369,431
Michigan: 1.3%
290,000	Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	315,830
990,000	City of Flint Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	1,033,451
425,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	440,585
120,000	Detroit Local Development Finance Authority, Series A (TA) 5.50%, 09/03/19 (c)	119,038
	Grand Rapids Economic Development Corp., Beacon Hill at EastGate Project, Series A (RB)
500,000	5.00%, 11/01/24 (c)	527,250
500,000	5.00%, 11/01/24 (c)	529,035
	Michigan Finance Authority, Lawrence Technological University Project (RB)
2,000,000	5.00%, 02/01/27 (c)	2,170,180
900,000	5.25%, 02/01/27 (c)	987,498
	Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
895,000	4.75%, 11/15/25	950,329
250,000	5.25%, 11/15/25 (c)	262,103
300,000	5.50%, 11/15/25 (c)	314,907
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
110,000	5.00%, 07/01/23	122,984
3,020,000	5.00%, 07/01/24 (c)	3,278,754
195,000	5.00%, 07/01/24 (c)	212,811
150,000	5.00%, 07/01/24 (c)	169,260
	Michigan Finance Authority, Thomas M. Cooley Law School Project (RB)
720,000	5.00%, 07/01/24 (c)	793,483
1,030,000	6.75%, 07/01/24 (c)	1,078,410
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 09/03/19 (c)	1,000,560
455,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 09/03/19 (c)	453,699
100,000	Michigan State Building Authority, Series F (RB) 4.00%, 10/01/24	108,274
1,000,000	Michigan Strategic Fund, Evangelical Homes Project (RB) 5.50%, 06/01/22 (c)	1,039,710
2,000,000	Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 12/31/28 (c)	2,337,340
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
285,000	5.13%, 08/16/19 (c)	285,379
9,650,000	6.00%, 08/16/19 (c)	9,702,206
3,975,000	6.00%, 08/16/19 (c)	3,996,505
6,000,000	6.88%, 08/16/19 (c)	6,063,420
1,205,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.00%, 08/16/19 (c) ^	64,263
1,400,000	Michigan Tobacco Settlement Finance Authority, Series C (RB) 0.00%, 06/01/33 (c) ^	40,264
		38,397,528
Minnesota: 1.2%
	City of Anoka, Homestead at Anoka, Inc. Project (RB)
500,000	4.25%, 11/01/24 (c)	525,760
1,000,000	5.50%, 11/01/24 (c)	1,100,200
	City of Apple Valley, Minnesota Senior Living LLC Project, Series B (RB)
1,000,000	5.00%, 01/01/22 (c)	1,022,920
1,015,000	5.00%, 01/01/22 (c)	1,040,771
	City of Apple Valley, PHS Apple Valley Senior Housing, Inc. Orchard Path Project (RB)
2,920,000	4.38%, 09/01/23 (c)	3,010,316
940,000	4.50%, 09/01/23 (c)	972,815
	City of Bethel, The Lodge at the Lakes at Stillwater Project (RB)
500,000	5.00%, 06/01/23 (c)	522,310
750,000	5.00%, 06/01/23 (c)	787,425
350,000	5.00%, 06/01/23 (c)	370,367
500,000	5.25%, 06/01/23 (c)	528,175
	City of Blaine, Crest View Senior Communities Project, Series A (RB)
1,355,000	5.75%, 07/01/25 (c)	1,371,152
1,055,000	6.13%, 07/01/25 (c)	1,072,946
400,000	6.13%, 07/01/25 (c)	407,808
	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
245,000	5.50%, 07/01/25 (c)	256,809
250,000	5.50%, 07/01/25 (c)	264,040
500,000	5.75%, 07/01/25 (c)	528,125
	City of Deephaven, Charter School, Eagle Ridge Academy Project, Series A (RB)
500,000	5.25%, 07/01/25 (c)	539,985
1,000,000	5.50%, 07/01/25 (c)	1,085,840
500,000	City of Forest Lake (RB) (SAW) 5.38%, 08/01/27 (c)	549,240
750,000	City of Ham Lake, Charter School, DaVinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	782,453
	City of Maple Grove, Minnesota Health Care Facilities (RB)
1,000,000	4.00%, 05/01/27 (c)	1,082,860
625,000	5.00%, 05/01/27 (c)	744,744
500,000	City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	530,545
1,245,000	City of Rochester, Health Care and Housing Facilities, Series A (RB) 5.00%, 12/01/25 (c)	1,273,374
	City of St. Paul Park, Minnesota Health Care Facilities, Presbyterian Homes Interlude Transitional Care (RB)
730,000	4.38%, 05/01/23 (c)	743,140
1,000,000	5.00%, 05/01/23 (c)	1,058,130
1,100,000	City of Victoria, Minnesota Holy Family Catholic High School Project (RB) 5.00%, 09/01/22 (c)	1,114,355
	City of Wayzata (RB)
350,000	4.00%, 08/01/24 (c)	355,558
500,000	5.00%, 08/01/24 (c)	542,520
500,000	5.00%, 08/01/24 (c)	544,930
	City of Wayzata, Folkestone Senior Living Community, Series A (RB)
2,200,000	5.75%, 08/01/19 (c)	2,244,000
2,500,000	6.00%, 08/01/19 (c)	2,550,000
500,000	City of West St. Paul, Minnesota Housing and Health Care Facilities, Walker Westwood Ridge Campus Project (RB) 5.00%, 11/01/25 (c)	527,650
665,000	Duluth Independent School District No. 709, Series A (CP) 4.20%, 03/01/27 (c)	707,128
	Housing and Redevelopment Authority of the City of St. Paul, Series A (RB)
325,000	5.75%, 09/01/26 (c)	357,864
500,000	6.00%, 09/01/26 (c)	556,555
750,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	790,718
2,500,000	Saint Paul, Minnesota Housing and Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	2,579,025
	Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB)
250,000	4.00%, 08/01/26 (c)	254,588
865,000	4.25%, 08/01/26 (c)	879,670
		36,176,811
Mississippi: 0.0%
1,000,000	Mississippi Development Bank, Water and Sewer System (RB) (AGM) 6.88%, 12/01/23 (c)	1,198,940
Missouri: 1.3%
1,000,000	Citizens Memorial Hospital District of Polk County (RB) 5.00%, 09/03/19 (c)	1,000,610
495,000	City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	502,811
	City of Liberty, Liberty Commons Project, Series A (TA)
500,000	5.75%, 06/01/25 (c)	504,880
500,000	6.00%, 06/01/25 (c)	507,555
	City of St. Ann, Northwest Plaza Development Project, Series A (TA)
1,500,000	4.63%, 11/01/27 (c)	1,514,865
1,135,000	5.38%, 11/01/27 (c)	1,147,326
	City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB)
250,000	4.38%, 11/15/26 (c)	264,445
500,000	4.75%, 11/15/26 (c)	530,940
	City of St. Louis, Industrial Development Authority, Confluence Academy Project, Series A (RB)
1,150,000	5.25%, 09/03/19 (c)	1,150,310
570,000	5.35%, 09/03/19 (c)	569,949
1,500,000	City of St. Louis, Industrial Development Authority, Ranken-Jordan Project (RB) 5.00%, 11/15/25 (c)	1,625,895
	Grandview Industrial Development Authority, Truman’s Marketplace Project, Series A (TA)
1,095,000	4.25%, 05/01/25 (c)	1,088,769
885,000	5.00%, 05/01/25 (c)	890,894
	I-470 Western Gateway Transportation Development District, Series A (RB)
500,000	4.50%, 12/01/26 (c)	515,215
1,000,000	5.25%, 12/01/26 (c)	1,034,960
730,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	776,917
	Kansas City Industrial Development Authority, Kingswood Project (RB)
2,400,000	5.75%, 11/15/25 (c)	2,177,472
4,910,000	6.00%, 11/15/25 (c)	4,289,621
2,810,000	6.00%, 11/15/25 (c)	2,488,199
	Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (AGM) (TA)
2,800,000	5.00%, 02/01/28 (c)	3,002,048
500,000	5.00%, 02/01/28 (c)	544,740
	Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB)
1,000,000	5.25%, 05/15/27 (c)	1,104,680
500,000	5.25%, 05/15/27 (c)	562,055
	Lees Summit Industrial Development Authority, John Knox Village, Series A (RB)
1,250,000	5.00%, 08/15/24 (c)	1,337,637
570,000	5.00%, 08/15/25 (c)	634,000
200,000	5.00%, 08/15/25 (c)	217,956
1,250,000	5.25%, 08/15/24 (c)	1,344,800
	Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Series A (RB)
2,000,000	5.00%, 03/15/28 (c)	2,147,480
860,000	5.00%, 03/15/28 (c)	933,891
40,000	Nevada City, Regional Medical Center (RB) (ACA) 4.30%, 09/03/19 (c)	39,242
860,000	Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	882,773
	St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB)
500,000	5.00%, 09/01/25 (c)	559,060
500,000	5.13%, 09/01/25 (c)	558,635
1,500,000	5.25%, 09/01/25 (c)	1,681,695
150,000	St. Louis County, Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/25 (c)	160,211
		38,292,536
Montana: 0.0%
500,000	Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.13%, 07/01/28 (c)	520,225
Nebraska: 0.3%
	Central Plains Energy Project, Gas Project Crossover, Series A (RB)
500,000	5.00%, 09/01/29	616,875
125,000	5.00%, 09/01/30	155,211
830,000	5.00%, 09/01/34	1,055,378
1,185,000	5.00%, 09/01/35	1,518,495
3,250,000	5.00%, 09/01/42	4,344,015
		7,689,974
Nevada: 0.6%
500,000	Carson City, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	569,510
4,000,000	City of Reno, Sales Tax, Transportation Rail Access Corridor Project (RB) (AGM) 0.00%, 07/01/38 (c) ^	546,840
915,000	City of Reno, Tax Increment Senior Lien Bonds, Series C (TA) 5.40%, 09/03/19 (c)	905,758
185,000	Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	196,383
625,000	Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	629,881
	North Las Vegas, Special Improvement District No. 64 (SA)
250,000	4.63%, 12/01/28 (c)	259,883
500,000	4.63%, 12/01/28 (c)	522,130
	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB)
500,000	5.88%, 12/15/27	554,905
4,485,000	6.25%, 12/15/27 (c)	5,185,108
4,000,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Holdings, LLC Project (RB) 6.95%, 08/15/28 (c)	4,567,680
	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
1,250,000	5.00%, 12/15/25 (c)	1,337,750
500,000	5.00%, 12/15/25 (c)	528,420
1,000,000	5.00%, 12/15/25 (c)	1,077,830
1,000,000	5.13%, 12/15/25 (c)	1,065,550
		17,947,628
New Hampshire: 0.5%
4,000,000	New Hampshire Business Finance Authority, Covanta Project, Series B (RB) 4.63%, 07/01/23 (c)	4,139,440
870,000	New Hampshire Business Finance Authority, Covanta Project, Series C (RB) 4.88%, 07/01/23 (c)	906,583
3,750,000	New Hampshire Health and Education Facilities Authority, Elliot Hospital (RB) 5.00%, 10/01/26 (c)	4,316,250
	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB)
2,950,000	6.13%, 07/01/24 (c)	3,175,734
500,000	6.13%, 07/01/24 (c)	540,780
500,000	6.25%, 07/01/24 (c)	542,110
		13,620,897
New Jersey: 6.5%
	Atlantic City (GO)
25,000	5.00%, 11/01/21	25,837
50,000	5.00%, 12/01/21	51,594
85,000	5.00%, 11/01/22	88,687
65,000	5.00%, 12/01/23 (c)	68,583
370,000	Burlington County, New Jersey Bridge Commission, The Evergreens Project (RB) 5.63%, 09/03/19 (c)	370,059
	Camden County, New Jersey Improvement Authority, Series A (RB)
1,000,000	5.00%, 02/15/24 (c)	1,116,120
1,000,000	5.00%, 02/15/24 (c)	1,108,700
150,000	5.00%, 02/15/24 (c)	168,846
1,000,000	5.00%, 02/15/24 (c)	1,138,040
1,055,000	5.00%, 02/15/24 (c)	1,192,382
	Casino Reinvestment Development Authority (RB)
2,450,000	5.25%, 11/01/24 (c)	2,675,865
1,410,000	5.25%, 11/01/24 (c)	1,541,722
1,000,000	Essex County Improvement Authority, Covanta Project (RB) 5.25%, 07/01/20 (c)	1,008,390
2,370,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	2,571,403
470,000	New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	496,386
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
1,665,000	4.25%, 06/15/22 (c)	1,757,158
1,250,000	5.00%, 06/15/21	1,328,250
535,000	5.00%, 06/15/22 (c)	573,793
520,000	5.00%, 06/15/22 (c)	559,187
1,150,000	5.00%, 06/15/22 (c)	1,245,645
110,000	5.00%, 06/15/22	120,215
1,020,000	5.00%, 06/15/22 (c)	1,111,820
160,000	5.00%, 06/15/22 (c)	173,944
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
2,075,000	5.25%, 08/20/22 (c)	2,278,661
2,215,000	5.50%, 09/03/19 (c)	2,220,870
60,000	5.50%, 06/20/23 (c)	67,081
235,000	5.63%, 03/05/24 (c)	270,661
350,000	5.63%, 03/05/24 (c)	403,113
2,795,000	5.75%, 09/15/22 (c)	3,099,459
	New Jersey Economic Development Authority, Health Department and Taxation Division Office Project, Series A (RB)
500,000	5.00%, 12/15/27 (c)	561,200
1,130,000	5.00%, 12/15/27 (c)	1,277,476
55,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	62,931
	New Jersey Economic Development Authority, Lions Gate Project (RB)
655,000	4.88%, 01/01/24 (c)	683,342
500,000	5.00%, 01/01/24 (c)	517,985
1,800,000	5.25%, 01/01/24 (c)	1,865,088
	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
875,000	3.38%, 07/01/27 (c)	893,252
3,055,000	4.00%, 07/01/27 (c)	3,254,553
1,640,000	4.00%, 07/01/27 (c)	1,764,870
1,275,000	5.00%, 07/01/27 (c)	1,470,967
515,000	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	434,114
985,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	1,096,916
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
120,000	4.00%, 11/01/25	132,380
4,000,000	5.00%, 11/01/22	4,436,960
1,000,000	New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project (RB) 5.00%, 10/01/27 (c)	1,138,290
745,000	New Jersey Economic Development Authority, Saint Barnabas Project, Series A (RB) 0.00%, 07/01/21 ^	725,921
	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
1,555,000	5.00%, 12/15/26 (c)	1,738,941
220,000	5.00%, 12/15/26 (c)	250,259
1,730,000	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 4.75%, 12/15/26 (c)	1,949,710
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
3,500,000	4.00%, 06/15/27 (c)	3,683,715
780,000	5.00%, 06/15/27 (c)	912,327
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
745,000	5.00%, 03/01/21 (c)	785,699
845,000	5.25%, 03/01/21 (c)	894,297
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
165,000	5.00%, 03/01/21 (c)	174,092
360,000	5.25%, 03/01/21 (c)	380,714
210,000	5.25%, 03/01/21 (c)	222,184
105,000	5.25%, 03/01/21 (c)	111,126
	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB)
335,000	5.00%, 03/01/22 (c)	361,123
515,000	5.00%, 03/01/22 (c)	553,857
435,000	5.00%, 03/01/22 (c)	471,740
470,000	5.00%, 03/01/22 (c)	507,859
	New Jersey Economic Development Authority, School Facilities Construction, Series KK (RB)
1,645,000	4.00%, 12/15/27 (c)	1,703,825
355,000	5.00%, 09/01/22 (c)	380,627
685,000	5.00%, 09/01/22 (c)	731,518
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
650,000	5.00%, 03/01/21	685,503
3,050,000	5.00%, 03/01/22	3,312,971
155,000	5.00%, 03/01/23 (c)	169,381
300,000	5.00%, 03/01/23 (c)	328,491
265,000	5.00%, 03/01/23 (c)	288,919
650,000	5.00%, 03/01/23 (c)	713,525
1,680,000	5.00%, 03/01/23 (c)	1,851,982
865,000	5.00%, 03/01/23 (c)	959,692
1,175,000	5.00%, 03/01/23 (c)	1,277,319
	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
580,000	5.00%, 06/15/24 (c)	642,756
140,000	5.00%, 06/15/24 (c)	156,629
920,000	5.00%, 06/15/24 (c)	1,047,788
120,000	New Jersey Economic Development Authority, School Facilities Construction, Series RR (RB) 5.00%, 06/15/24 (c)	132,550
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
4,840,000	5.00%, 06/15/24 (c)	5,259,192
875,000	5.00%, 06/15/24 (c)	962,377
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
405,000	5.00%, 06/15/25 (c)	449,943
575,000	5.00%, 06/15/25 (c)	637,146
1,235,000	5.00%, 06/15/25 (c)	1,378,840
545,000	5.00%, 06/15/25 (c)	606,896
435,000	5.25%, 06/15/25 (c)	503,743
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
220,000	4.00%, 06/15/24	240,040
595,000	4.25%, 06/15/25 (c)	655,839
125,000	4.38%, 06/15/25 (c)	137,815
1,085,000	5.00%, 06/15/21	1,154,733
1,000,000	5.00%, 06/15/23	1,125,140
1,080,000	5.00%, 06/15/24	1,238,468
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
350,000	5.13%, 01/01/24 (c)	393,141
900,000	5.38%, 01/01/24 (c)	1,007,082
500,000	5.50%, 01/01/24 (c)	574,740
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
550,000	5.00%, 06/15/22	602,536
150,000	5.00%, 06/15/23	168,771
265,000	New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	300,486
	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB)
1,000,000	5.00%, 07/01/25	1,169,250
1,050,000	5.00%, 07/01/26 (c)	1,208,739
1,000,000	5.00%, 07/01/26 (c)	1,166,160
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB)
630,000	5.00%, 04/01/28 (c)	717,765
940,000	5.00%, 04/01/28 (c)	1,073,875
1,000,000	5.00%, 04/01/28 (c)	1,148,090
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
850,000	3.00%, 07/01/26 (c)	844,994
785,000	3.13%, 07/01/26 (c)	784,623
845,000	4.00%, 07/01/26 (c)	893,816
1,750,000	5.00%, 07/01/26 (c)	1,977,902
	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB)
100,000	5.00%, 07/01/21	104,761
170,000	6.00%, 07/01/21 (c)	181,521
1,050,000	6.25%, 07/01/21 (c)	1,119,972
	New Jersey State Transportation Trust Fund Authority, Series A (RB)
870,000	0.00%, 12/15/28 ^	676,773
165,000	0.00%, 12/15/35 ^	96,477
	New Jersey State Transportation Trust Fund Authority, Series C (RB) (AMBAC)
985,000	0.00%, 12/15/26 ^	829,193
185,000	0.00%, 12/15/28 ^	144,711
	New Jersey Transportation Trust Fund Authority, Series A (RB)
230,000	0.00%, 12/15/25 ^	199,930
270,000	0.00%, 12/15/25 ^	234,700
575,000	0.00%, 12/15/26 ^	482,287
4,440,000	0.00%, 12/15/28 ^	3,453,876
325,000	0.00%, 12/15/29 ^	244,212
2,210,000	0.00%, 12/15/30 ^	1,592,106
1,780,000	0.00%, 12/15/31 ^	1,225,904
1,295,000	0.00%, 12/15/32 ^	858,818
935,000	0.00%, 12/15/33 ^	596,408
705,000	0.00%, 12/15/33 ^	449,698
510,000	0.00%, 12/15/34 ^	311,799
915,000	0.00%, 12/15/34 ^	559,404
1,115,000	0.00%, 12/15/37 ^	598,119
1,780,000	0.00%, 12/15/37 ^	954,845
605,000	0.00%, 12/15/38 ^	310,286
705,000	0.00%, 12/15/38 ^	361,573
1,500,000	0.00%, 12/15/39 ^	736,440
750,000	0.00%, 12/15/40 ^	352,560
695,000	4.00%, 12/15/28 (c)	764,027
1,000,000	4.25%, 12/15/28 (c)	1,081,260
360,000	5.00%, 06/15/21 (c)	382,360
5,875,000	5.00%, 06/15/22 (c)	6,232,317
665,000	5.00%, 06/15/24	764,584
1,000,000	5.00%, 12/15/28 (c)	1,171,430
100,000	5.25%, 06/15/21 (c)	106,836
370,000	5.25%, 06/15/21 (c)	391,889
430,000	5.25%, 12/15/21	467,457
100,000	5.25%, 12/15/23	115,064
310,000	5.50%, 12/15/21	338,802
205,000	5.50%, 12/15/23	239,637
250,000	6.00%, 06/15/21 (c)	267,478
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
220,000	4.00%, 06/15/22 (c)	229,200
695,000	4.25%, 06/15/24 (c)	721,111
150,000	4.75%, 06/15/25 (c)	163,923
1,375,000	4.75%, 06/15/25 (c)	1,492,109
345,000	5.00%, 06/15/22	378,465
265,000	5.00%, 06/15/22 (c)	286,815
425,000	5.00%, 06/15/22 (c)	456,025
4,710,000	5.00%, 06/15/22 (c)	5,013,936
1,940,000	5.00%, 06/15/22 (c)	2,079,156
135,000	5.00%, 06/15/23 (c)	149,228
640,000	5.00%, 06/15/23 (c)	693,523
1,115,000	5.00%, 06/15/23 (c)	1,197,744
200,000	5.00%, 06/15/23 (c)	221,890
1,620,000	5.00%, 06/15/24 (c)	1,773,495
1,195,000	5.00%, 06/15/24 (c)	1,299,359
340,000	5.00%, 06/15/25 (c)	373,310
665,000	5.00%, 06/15/25 (c)	730,882
130,000	5.25%, 06/15/23 (c)	142,814
925,000	5.25%, 06/15/23 (c)	1,022,856
505,000	5.25%, 06/15/25 (c)	563,822
	New Jersey Transportation Trust Fund Authority, Series B (RB)
3,425,000	5.00%, 06/15/21 (c)	3,579,125
835,000	5.25%, 06/15/21 (c)	880,457
	New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
250,000	0.00%, 12/15/25 ^	218,000
265,000	0.00%, 12/15/30 ^	193,060
290,000	0.00%, 12/15/31 ^	202,174
5,475,000	0.00%, 12/15/35 ^	3,253,300
2,245,000	5.25%, 12/15/24 (c)	2,539,679
	New Jersey Transportation Trust Fund Authority, Series D (RB)
325,000	5.00%, 12/15/24	376,799
960,000	5.00%, 12/15/24 (c)	1,074,067
295,000	5.25%, 12/15/23	339,439
100,000	Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) 5.25%, 01/01/27	121,342
1,690,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	1,822,682
	South Jersey Port Corp., Marine Terminal, Series B (RB)
500,000	5.00%, 01/01/28 (c)	568,350
2,000,000	5.00%, 01/01/28 (c)	2,257,380
1,260,000	5.00%, 01/01/28 (c)	1,448,660
360,000	5.00%, 01/01/28 (c)	418,234
750,000	5.00%, 01/01/28 (c)	865,177
	Tobacco Settlement Financing Corp., Series A (RB)
4,800,000	5.00%, 06/01/28 (c)	5,369,760
4,000,000	5.25%, 06/01/28 (c)	4,566,600
	Tobacco Settlement Financing Corp., Series B (RB)
2,315,000	3.20%, 06/01/27	2,464,132
5,300,000	5.00%, 06/01/28 (c)	5,742,603
		191,202,174
New Mexico: 0.1%
500,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	502,270
695,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	719,832
1,000,000	New Mexico Hospital Equipment Loan Council, La Vida Expansion Project, Series A (RB) 5.00%, 07/01/26 (c)	1,120,440
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 05/01/20 (c)	1,020,460
		3,363,002
New York: 7.1%
	Brooklyn Arena Local Development Corp., Barclays Center (RB)
270,000	0.00%, 07/15/32 ^	181,788
370,000	0.00%, 07/15/33 ^	240,186
4,350,000	0.00%, 07/15/45 ^	1,714,857
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
125,000	5.00%, 07/15/26	149,948
7,820,000	5.00%, 01/15/27 (c)	8,963,753
1,030,000	5.00%, 01/15/27 (c)	1,233,847
760,000	Buffalo and Erie County Industrial Land Development Corp., Series A (RB) 5.00%, 08/01/27 (c)	824,022
	Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB)
1,000,000	5.00%, 12/31/28	1,128,770
2,000,000	5.25%, 12/31/28 (c)	2,246,120
2,500,000	5.50%, 12/31/28 (c)	2,793,675
250,000	Build NYC Resource Corp., Metropolitan College of New York Project (RB) 5.25%, 11/01/24 (c)	272,043
	Build NYC Resource Corp., New York Law School Project (RB)
695,000	4.00%, 01/01/26 (c)	707,586
725,000	5.00%, 01/01/26 (c)	794,825
	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB)
1,050,000	4.50%, 01/01/25	1,167,537
560,000	5.00%, 11/01/24 (c)	589,758
600,000	5.00%, 01/01/25 (c)	658,302
750,000	5.25%, 11/01/24 (c)	806,048
1,145,000	5.50%, 11/01/24 (c)	1,226,055
1,100,000	Build NYC Resource Corp., South Bronx Charter School for International Cultures (RB) 5.00%, 04/15/23 (c)	1,148,224
1,000,000	Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	1,018,820
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Series A (RB)
950,000	4.50%, 09/03/19 (c)	949,952
65,000	4.50%, 09/03/19 (c)	65,023
400,000	5.00%, 09/03/19 (c)	400,032
	Erie Tobacco Asset Securitization Corp., Series A (RB)
1,295,000	5.00%, 09/03/19 (c)	1,295,065
335,000	5.00%, 09/03/19 (c)	335,017
10,000,000	Erie Tobacco Asset Securitization Corp., Series D (RB) 0.00%, 09/03/19 (c) ^	573,400
	Nassau County Local Economic Assistance Corp., Winthrop University Hospital Project (RB)
30,000	4.25%, 07/01/22 (c)	30,920
450,000	5.00%, 07/01/22 (c)	482,324
400,000	5.00%, 07/01/22 (c)	431,728
175,000	5.00%, 07/01/22 (c)	190,880
3,285,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 08/16/19 (c)	3,232,998
	Nassau County Tobacco Settlement Corp., Series A-3 (RB)
2,945,000	5.00%, 09/03/19 (c)	2,851,732
3,905,000	5.13%, 08/16/19 (c)	3,782,032
2,075,000	New Rochelle Industrial Development Agency (RB) 5.25%, 01/01/20 (c)	830,000
2,000,000	New York City Housing Development Corp., 8 Spruce Street, Class E (RB) 3.50%, 05/15/24 (c)	2,080,940
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,520,000	4.75%, 09/03/19 (c)	1,544,214
110,000	5.00%, 09/03/19 (c)	112,000
650,000	5.00%, 09/03/19 (c)	660,634
100,000	5.00%, 09/03/19 (c)	100,288
825,000	5.00%, 09/03/19 (c)	827,318
120,000	5.00%, 09/03/19 (c)	120,336
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22 (c)	2,162,280
	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC)
1,500,000	4.50%, 09/03/19 (c)	1,502,280
600,000	5.00%, 09/03/19 (c)	603,390
5,000	New York Counties Tobacco Trust II (RB) 5.63%, 09/03/19 (c)	5,019
	New York Counties Tobacco Trust IV (RB)
10,525,000	0.00%, 08/16/19 (c) ^	529,513
380,000	5.00%, 08/16/19 (c)	379,996
745,000	5.00%, 08/16/19 (c)	744,985
1,640,000	New York Counties Tobacco Trust V (RB) 0.00%, 08/16/19 (c) ^	538,773
	New York Counties Tobacco Trust VI (RB)
980,000	3.75%, 06/01/26 (c)	903,570
5,500,000	5.00%, 06/01/26 (c)	5,686,010
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
24,350,000	5.00%, 11/15/24 (c)	26,763,085
3,500,000	5.15%, 11/15/24 (c)	3,923,325
3,700,000	5.38%, 11/15/24 (c)	4,153,324
1,100,000	7.25%, 11/15/24 (c)	1,313,818
255,000	New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	275,018
375,000	New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	507,169
150,000	New York State Dormitory Authority, Fit Student Housing Corp. (RB) 5.25%, 07/01/31	188,540
450,000	New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 4.00%, 08/01/28 (c)	489,938
	New York State Dormitory Authority, Orange Regional Medical Center (RB)
300,000	5.00%, 06/01/27 (c)	349,467
300,000	5.00%, 06/01/27 (c)	360,939
200,000	New York State Dormitory Authority, Pace University, Series A (RB) 4.25%, 05/01/23 (c)	205,784
25,000	New York State Dormitory Authority, St. Joseph’s College (RB) 5.25%, 07/01/20 (c)	25,410
50,000	New York State Dormitory Authority, Yeshiva (RB) 5.00%, 11/01/21 (c)	52,133
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
345,000	5.00%, 08/01/20	355,723
6,190,000	5.00%, 08/01/21	6,570,809
7,400,000	5.00%, 08/01/21 (c)	7,789,462
5,435,000	5.00%, 08/01/21 (c)	5,750,121
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
1,340,000	4.00%, 07/01/24 (c)	1,394,645
2,410,000	4.00%, 07/01/24 (c)	2,519,655
835,000	4.00%, 07/01/24 (c)	886,636
730,000	4.00%, 07/01/24 (c)	776,662
500,000	4.00%, 07/01/24 (c)	533,470
420,000	5.00%, 07/01/24 (c)	476,251
3,255,000	5.00%, 07/01/24 (c)	3,607,289
5,720,000	5.00%, 07/01/24 (c)	6,308,073
230,000	5.00%, 07/01/24 (c)	258,081
6,955,000	5.25%, 07/01/24 (c)	7,730,969
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
15,000	5.00%, 01/01/21	15,732
1,000,000	5.00%, 01/01/22	1,078,590
250,000	5.00%, 01/01/23	277,070
4,000,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 07/01/23 (c)	4,150,120
495,000	Orange County Industrial Development Agency, The Glen Arden, Inc. Project (RB) 5.70%, 09/03/19 (c)	477,556
	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB)
260,000	5.00%, 12/01/20	268,198
110,000	6.00%, 12/01/20 (c)	116,195
	Suffolk Tobacco Asset Securitization Corp., Series B (RB)
60,000	5.38%, 09/03/19 (c)	60,011
4,150,000	6.00%, 09/03/19 (c)	4,156,474
6,150,000	Suffolk Tobacco Asset Securitization Corp., Series C (RB) 6.63%, 06/01/22 (c)	6,475,704
	Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
200,000	5.00%, 01/01/26 (c)	218,412
1,950,000	5.00%, 01/01/26 (c)	2,110,855
300,000	5.00%, 01/01/26 (c)	330,774
550,000	5.00%, 01/01/26 (c)	602,305
	Tompkins County Development Corp., Tompkins Cortland Community College Foundation, Inc. Project, Series A (RB)
345,000	5.00%, 07/01/23 (c)	224,250
2,260,000	5.00%, 07/01/23 (c)	1,469,000
1,235,000	5.00%, 07/01/23 (c)	802,750
1,710,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/27 (c)	1,867,867
	TSASC, Inc., Tobacco Settlement Bonds, Series B (RB)
200,000	5.00%, 06/01/21	207,828
9,400,000	5.00%, 06/01/27 (c)	9,071,094
5,000,000	5.00%, 06/01/27 (c)	4,838,750
5,000,000	Tuxedo Farms Local Development Corp. (RB) 6.55%, 05/01/27 (c)	5,911,700
	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
1,150,000	4.00%, 09/15/24 (c)	1,148,723
400,000	5.00%, 09/15/24 (c)	404,500
1,000,000	5.25%, 09/15/24 (c)	1,014,460
1,000,000	5.25%, 09/15/24 (c)	1,018,460
1,000,000	5.25%, 09/15/24 (c)	1,021,810
4,000,000	Westchester County Industrial Development Agency, Million Air Two LLC General Aviation Facilities Project, Series A (RB) 7.00%, 06/01/24 (c)	4,495,520
	Westchester County Local Development Corp., Medical Center (RB)
320,000	3.75%, 11/01/25 (c)	329,616
1,445,000	5.00%, 11/01/25 (c)	1,614,238
	Westchester County Local Development Corp., Series A (RB)
565,000	5.00%, 05/01/24 (c)	621,184
1,390,000	5.50%, 05/01/24 (c)	1,541,329
4,575,000	Westchester Tobacco Asset Securitization Corp., Series C (RB) 5.00%, 06/01/23 (c)	4,648,246
		207,973,930
North Carolina: 0.3%
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
250,000	5.00%, 06/30/25 (c)	277,880
1,000,000	5.00%, 06/30/25 (c)	1,095,200
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	257,120
1,330,000	5.00%, 03/01/22 (c)	1,387,802
820,000	5.00%, 03/01/22 (c)	859,786
150,000	North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB) 5.00%, 10/01/25	170,651
	North Carolina Medical Care Commission, Retirement Facilities (RB)
550,000	4.70%, 07/01/25 (c)	571,252
250,000	5.00%, 10/01/24 (c)	276,760
250,000	5.00%, 10/01/24 (c)	272,863
1,395,000	6.00%, 01/01/20 (c)	1,413,247
165,000	North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) 5.00%, 10/01/24 (c)	180,337
	North Carolina Turnpike Authority, Triangle Expressway System (RB)
1,000,000	5.00%, 01/01/27 (c)	1,191,380
100,000	5.00%, 01/01/29 (c)	124,170
		8,078,448
North Dakota: 0.2%
	City of Grand Forks, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	25,830
640,000	5.00%, 12/01/21 (c)	677,875
	City of Williston, Eagle Crest Apartments LLC Project (RB)
615,000	6.25%, 09/01/23 (d) *	282,900
1,285,000	7.75%, 09/01/23 (c) (d) *	591,100
2,500,000	County of Grand Forks, Red River BioRefinery, LLC Project (RB) 5.38%, 09/15/28 (c)	2,439,450
	County of Ward, Health Care Facilities, Trinity Obligated Group, Series C (RB)
2,050,000	5.00%, 06/01/28 (c)	2,287,164
750,000	5.00%, 06/01/28 (c)	841,755
		7,146,074
Ohio: 5.8%
	Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group (RB)
500,000	5.25%, 11/15/26 (c)	585,765
1,150,000	5.25%, 11/15/26 (c)	1,339,899
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
18,760,000	5.13%, 08/16/19 (c)	18,395,118
7,670,000	5.38%, 08/16/19 (c)	7,584,479
11,435,000	5.75%, 08/16/19 (c)	11,160,446
18,715,000	5.88%, 08/16/19 (c)	18,410,881
17,010,000	5.88%, 08/16/19 (c)	16,797,545
7,385,000	6.00%, 08/16/19 (c)	7,356,863
15,710,000	6.50%, 08/16/19 (c)	15,837,251
8,500,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB) 6.25%, 06/01/22 (c)	8,562,475
5,070,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series B (RB) 0.00%, 08/16/19 (c) ^	301,057
2,300,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series C (RB) 0.00%, 08/16/19 (c) ^	77,694
	Butler County Port Authority, Senior Series A (RB)
1,250,000	6.25%, 01/15/24 (c)	1,359,137
1,400,000	6.38%, 01/15/24 (c)	1,507,688
890,000	6.50%, 01/15/24 (c)	956,723
	Cleveland-Cuyahoga County Port Authority, Playhouse Square Foundation Project (RB)
750,000	5.25%, 12/01/28 (c)	863,340
1,740,000	5.50%, 12/01/28 (c)	2,001,435
900,000	5.50%, 12/01/28 (c)	1,042,965
1,465,000	Columbus-Franklin County Finance Authority (RB) (SBG) 6.50%, 03/01/25 (c)	1,563,023
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
405,000	4.00%, 02/15/27 (c)	434,314
510,000	4.75%, 02/15/27 (c)	545,343
775,000	5.00%, 02/15/27 (c)	857,127
1,050,000	5.00%, 02/15/27 (c)	1,178,551
570,000	5.25%, 02/15/27 (c)	650,228
800,000	5.50%, 02/15/27 (c)	924,984
825,000	5.50%, 02/15/27 (c)	950,903
	County of Licking, Health Care Facilities, Series A (RB)
1,555,000	6.00%, 07/01/25 (c)	1,611,151
1,500,000	6.13%, 07/01/25 (c)	1,566,675
2,350,000	County of Montgomery, Trousdale Foundation Properties, Series A (RB) 6.00%, 04/01/28 (c)	2,600,439
750,000	Dayton-Montgomery County Port Authority, Storypoint Troy Project, Series 1 (RB) 7.00%, 01/15/25 (c)	772,140
400,000	Franklin County, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	408,248
890,000	Gallia County, Holzer Health System Obligated Group (RB) 8.00%, 07/01/22 (c)	1,007,124
	Hamilton County, Life Enriching Communities Project (RB)
385,000	5.00%, 01/01/26 (c)	421,379
280,000	5.00%, 01/01/26 (c)	304,130
300,000	5.00%, 01/01/26 (c)	337,746
250,000	5.00%, 01/01/26 (c)	277,738
	Lake County, Port and Economic Development Authority, Tapestry Wickliffe, Series A (RB)
2,200,000	6.50%, 12/01/27 (c)	2,282,742
4,000,000	6.75%, 12/01/27 (c)	4,135,760
1,865,000	Montgomery County, Trousdale Foundation Properties, Series A (RB) 6.25%, 04/01/28 (c)	2,077,069
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
490,000	5.00%, 02/15/23 (c)	523,300
1,530,000	5.00%, 02/15/23 (c)	1,630,781
490,000	5.00%, 02/15/23 (c)	528,911
2,270,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	2,339,621
10,000,000	Ohio Air Quality Development Authority, AMG Vanadium Project (RB) 5.00%, 07/01/29 (c)	10,757,600
	Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB)
500,000	4.25%, 01/15/28 (c)	533,640
4,000,000	4.50%, 01/15/28 (c)	4,275,320
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 09/03/19 (c)	1,103,157
2,050,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 09/03/19 (c)	2,053,936
795,000	Ohio Water Development Authority, United States Steel Corp. Project (RB) 6.60%, 11/01/21 (c)	832,659
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
250,000	5.00%, 12/01/24 (c)	261,533
245,000	5.00%, 12/01/24 (c)	266,151
70,000	5.50%, 12/01/24 (c)	75,450
710,000	5.75%, 12/01/22 (c)	772,026
570,000	6.00%, 12/01/22 (c)	611,074
	State of Ohio, Portsmouth Bypass Project (RB)
800,000	5.00%, 06/30/25 (c)	879,024
1,525,000	5.00%, 06/30/25 (c)	1,655,647
1,000,000	Toledo-Lucas County Port Authority, StoryPoint Waterville Project, Series A-1 (RB) 6.38%, 01/15/24 (c)	1,067,980
		169,215,385
Oklahoma: 1.3%
	Comanche County Hospital Authority, Series A (RB)
300,000	4.25%, 07/01/22 (c)	297,393
210,000	5.00%, 07/01/22 (c)	220,399
1,612,366	Kingfisher Hospital Authority (RB) 6.50%, 09/03/19 (c)	1,614,414
	Norman Regional Hospital Authority (RB)
150,000	4.00%, 09/01/26 (c)	160,806
1,030,000	5.00%, 09/01/26 (c)	1,213,453
	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
825,000	5.00%, 04/01/22 (c)	828,209
175,000	5.00%, 04/01/23	179,097
1,225,000	5.13%, 04/01/22 (c)	1,196,825
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
275,000	5.25%, 09/03/19 (c) (d) *	173,250
1,930,000	5.75%, 01/01/22 (c) (d) *	1,215,900
1,000,000	6.00%, 01/01/22 (c) (d) *	630,000
	Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
700,000	5.00%, 08/15/28 (c)	837,312
400,000	5.00%, 08/15/28 (c)	488,236
4,100,000	5.25%, 08/15/28 (c)	4,833,244
2,900,000	5.25%, 08/15/28 (c)	3,439,574
8,500,000	5.50%, 08/15/28 (c)	10,082,700
2,800,000	5.50%, 08/15/28 (c)	3,335,948
	Payne County Economic Development Authority, Series A (RB)
360,000	6.00%, 11/01/26 (d) *	129,600
500,000	6.63%, 11/01/26 (c) (d) *	180,000
3,000,000	6.88%, 11/01/26 (c) (d) *	1,080,000
2,800,000	7.00%, 11/01/26 (c) (d) *	1,008,000
1,150,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 08/21/19 (c) (d) *	414,000
1,500,000	Payne County Economic Development Authority, Series B-1 (RB) 5.25%, 08/21/19 (c) (d) *	540,000
375,000	Rogers County Industrial Development Authority (RB) 3.63%, 04/01/25 (c)	388,238
2,125,000	Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	2,382,061
		36,868,659
Oregon: 0.7%
	Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project, Series A (RB)
500,000	5.00%, 05/15/25 (c)	538,645
425,000	5.00%, 05/15/25 (c)	458,771
605,000	5.00%, 05/15/25 (c)	654,725
500,000	Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project, Series B-3 (RB) 2.60%, 11/15/19 (c)	500,180
	Clackamas County Hospital Facility Authority, Willamette View Project, Series A (RB)
500,000	5.00%, 11/15/25 (c)	562,965
760,000	5.00%, 11/15/25 (c)	857,736
	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) (SAW)
7,500,000	6.50%, 04/01/28 (c)	7,055,475
8,500,000	6.50%, 04/01/28 (c)	7,996,375
500,000	Polk County Hospital Facility Authority, Dallas Retirement Village Project (RB) 5.38%, 07/01/25 (c)	530,465
	Yamhill County Hospital Authority, Series A (RB)
1,000,000	5.00%, 11/15/24 (c)	1,102,730
500,000	5.00%, 11/15/24 (c)	550,080
300,000	5.00%, 11/15/24 (c)	334,398
		21,142,545
Pennsylvania: 3.1%
1,645,000	Allegheny County, Pennsylvania Hospital Development Authority, Series A (RB) 5.13%, 09/03/19 (c)	1,509,386
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
445,000	5.75%, 08/01/22 (c)	454,554
730,000	6.75%, 11/01/19 (c)	737,161
1,100,000	6.75%, 12/01/21 (c)	1,161,072
600,000	6.88%, 11/01/19 (c)	603,474
1,000,000	Allentown Commercial and Industrial Development Authority, Series A (RB) 6.25%, 07/01/24 (c)	1,015,950
	Allentown Neighborhood Improvement Zone Development Authority (RB)
2,000,000	5.00%, 05/01/27 (c)	2,203,360
250,000	5.00%, 05/01/27 (c)	284,510
500,000	5.00%, 05/01/28 (c)	554,475
250,000	5.00%, 05/01/28 (c)	287,378
	Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
1,915,000	5.00%, 05/01/22 (c)	2,021,110
150,000	5.00%, 05/01/22 (c)	158,879
3,980,000	5.00%, 05/01/22 (c)	4,167,219
1,000,000	Blythe Township Solid Waste Authority (RB) 7.75%, 12/01/27 (c)	1,132,890
	Chester County Health and Education Facilities Authority, Immaculata University Project (RB)
1,590,000	4.25%, 11/01/27 (c)	1,612,021
3,005,000	5.00%, 11/01/27 (c)	3,175,203
440,000	Chester County Health and Education Facilities Authority, Simpson Senior Services Project, Series A (RB) 5.25%, 12/01/25 (c)	463,175
	Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
400,000	5.00%, 03/01/28 (c)	423,136
400,000	5.13%, 03/01/28 (c)	422,576
	Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
1,440,000	6.00%, 06/01/26 (c)	1,633,824
440,000	6.00%, 06/01/26 (c)	502,942
400,000	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group (RB) 5.25%, 01/01/22 (c)	416,716
500,000	Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project (RB) 4.00%, 01/01/25 (c)	520,545
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
600,000	5.00%, 10/15/27 (c)	659,172
500,000	5.00%, 10/15/27	550,840
1,850,000	5.13%, 10/15/27 (c)	2,008,970
315,000	Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	317,255
	Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB)
395,000	5.13%, 06/01/26 (c)	417,440
680,000	5.25%, 08/15/20 (c)	645,028
800,000	6.13%, 08/15/20 (c)	801,680
	Delaware River Port Authority, Port District Project (RB)
100,000	5.00%, 01/01/21	105,122
100,000	5.00%, 01/01/22	108,628
840,000	5.00%, 01/01/23 (c)	930,502
1,080,000	5.00%, 01/01/23 (c)	1,200,388
200,000	Fulton County Industrial Development Authority, The Fulton County Medical Center Project (RB) 5.00%, 07/01/26 (c)	211,450
1,000,000	Lancaster County Hospital Authority, Brethren Village Project (RB) 5.13%, 07/01/27 (c)	1,080,570
1,100,000	Lehigh County General Purpose Authority, Bible Fellowship Church Homes, Inc. (RB) 5.25%, 07/01/22 (c)	1,123,760
205,000	Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network Issue, Series A (RB) 4.25%, 01/15/25 (c)	219,122
260,000	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB) 2.60%, 09/01/20 (p)	261,518
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
150,000	5.00%, 01/01/25 (c)	154,725
850,000	5.25%, 01/01/25 (c)	871,675
820,000	5.38%, 01/01/25 (c)	843,780
	Moon Industrial Development Authority, Baptist Homes Society (RB)
50,000	5.00%, 07/01/20	50,812
300,000	5.63%, 07/01/25 (c)	324,453
590,000	6.00%, 07/01/25 (c)	637,070
	Pennsylvania Economic Development Financing Authority, CarbonLite P, LLC Project (RB)
1,000,000	5.25%, 06/01/26	1,035,150
3,000,000	5.75%, 06/01/26 (c)	3,170,430
2,950,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series A (RB) 6.40%, 09/01/25 (c)	3,172,046
1,000,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series B (RB) 5.00%, 09/01/20 (p)	1,021,840
2,500,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series C (RB) 5.00%, 09/01/20 (p)	2,554,600
1,870,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 09/03/19 (c)	1,871,103
	Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
1,440,000	6.50%, 12/01/28 (c)	1,468,066
5,470,000	6.75%, 12/01/28 (c)	5,579,236
	Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
1,685,000	4.13%, 06/30/26 (c)	1,759,763
170,000	5.00%, 12/31/20	177,380
45,000	5.00%, 12/31/22	49,495
125,000	5.00%, 12/31/23	140,865
550,000	5.00%, 12/31/24	633,358
1,105,000	5.00%, 12/31/25	1,295,944
3,200,000	5.00%, 06/30/26 (c)	3,646,240
575,000	5.00%, 06/30/26 (c)	673,176
935,000	5.00%, 06/30/26 (c)	1,101,757
500,000	5.00%, 06/30/26 (c)	582,700
500,000	5.00%, 06/30/26 (c)	561,990
1,965,000	5.00%, 06/30/26 (c)	2,249,571
410,000	5.00%, 06/30/26 (c)	474,989
870,000	5.00%, 06/30/26	1,028,035
	Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
230,000	4.00%, 11/01/22 (c)	223,300
250,000	5.00%, 11/01/22 (c)	260,310
330,000	Philadelphia Authority for Industrial Development, Esperanza Academy Charter School Project (RB) 8.20%, 01/01/23 (c)	364,373
1,000,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 7.25%, 06/15/24 (c)	1,154,880
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
440,000	6.38%, 06/01/25 (c)	461,622
440,000	6.50%, 06/01/25 (c)	463,443
415,000	6.63%, 06/01/25 (c)	438,614
2,000,000	Philadelphia Authority for Industrial Development, University Square Apartments Project (RB) 5.50%, 12/01/26 (c)	2,113,320
	Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB)
735,000	5.00%, 07/01/27 (c)	811,146
500,000	5.00%, 07/01/27 (c)	533,965
1,000,000	5.00%, 07/01/27 (c)	1,073,550
1,000,000	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group (RB) 5.00%, 07/01/27 (c)	1,135,480
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
1,240,000	5.00%, 07/01/27 (c)	1,421,821
220,000	5.00%, 07/01/27 (c)	250,532
2,020,000	5.63%, 07/01/22 (c)	2,183,277
1,275,000	5.63%, 07/01/22 (c)	1,383,286
750,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 08/21/19 (c)	747,848
250,000	Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	257,590
	Susquehanna Area Regional Airport Authority, Series A (RB)
650,000	5.00%, 01/01/23 (c)	711,250
1,500,000	5.00%, 01/01/23	1,643,580
1,210,000	Susquehanna Area Regional Airport Authority, Series B (RB) 4.00%, 01/01/23 (c)	1,251,043
		92,117,480
Puerto Rico: 4.1%
5,920,000	Children’s Trust, Tobacco Settlement (RB) 5.63%, 09/03/19 (c)	6,031,710
23,000,000	Children’s Trust, Tobacco Settlement, Series A (RB) 0.00%, 09/03/19 (c) ^	3,209,650
	Children’s Trust, Tobacco Settlement, Series B (RB)
50,000,000	0.00%, 09/03/19 (c) ^	1,441,000
100,000,000	0.00%, 09/03/19 (c) ^	4,569,000
25,000,000	0.00%, 09/03/19 (c) ^	1,689,750
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
25,000	4.00%, 07/01/22	25,250
1,080,000	4.25%, 07/01/22 (c)	1,077,300
500,000	5.00%, 07/01/21	507,500
4,875,000	5.00%, 07/01/22 (c)	4,923,750
80,000	5.00%, 07/01/22	81,400
885,000	5.13%, 07/01/22 (c)	893,850
1,000,000	5.25%, 07/01/22 (c)	1,017,500
1,055,000	5.25%, 07/01/22 (c)	1,074,781
5,790,000	5.25%, 07/01/22 (c)	5,862,375
1,000,000	5.50%, 07/01/22 (c)	1,025,000
3,195,000	5.75%, 07/01/22 (c)	3,282,862
3,060,000	6.00%, 09/03/19 (c)	3,098,250
2,835,000	6.00%, 09/03/19 (c)	2,870,437
6,505,000	6.00%, 07/01/22 (c)	6,700,150
200,000	6.13%, 07/01/24	209,000
100,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB) 6.63%, 09/03/19 (c)	102,625
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB)
500,000	5.00%, 09/03/19 (c)	500,245
100,000	5.13%, 04/01/22 (c)	100,384
100,000	5.38%, 04/01/22 (c)	100,250
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University of Sacred Heart Project (RB)
500,000	4.38%, 10/01/22 (c)	475,000
500,000	5.00%, 10/01/22 (c)	472,500
20,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB) 5.00%, 01/01/20 (c)	20,027
	Puerto Rico Sales Tax Financing Corp. (RB)
1,662,000	0.00%, 07/01/24 ^	1,425,664
3,029,000	0.00%, 07/01/27 ^	2,329,301
7,927,000	0.00%, 07/01/28 (c) ^	4,456,401
14,383,000	0.00%, 07/01/28 (c) ^	3,322,473
8,574,000	0.00%, 07/01/28 (c) ^	5,401,706
1,322,000	0.00%, 07/01/28 (c) ^	930,966
8,529,000	0.00%, 07/01/28 (c) ^	1,453,853
604,246	0.00%, 08/01/47 ^	159,690
	Puerto Rico Sales Tax Financing Corp., Series A (RB)
3,644,000	4.50%, 07/01/25 (c)	3,769,135
6,692,000	4.55%, 07/01/28 (c)	6,712,745
8,483,000	4.75%, 07/01/28 (c)	8,315,885
31,606,000	5.00%, 07/01/28 (c)	31,683,435
		121,322,800
Rhode Island: 0.3%
100,000	Rhode Island Health and Educational Building Corp., Care New England Issue, Series B (RB) 5.00%, 09/01/26	116,982
	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
700,000	4.00%, 05/15/26 (c)	737,646
250,000	5.00%, 05/15/23	279,765
690,000	5.00%, 05/15/26 (c)	783,999
	Tobacco Settlement Financing Corp., Series A (RB)
24,580,000	0.00%, 08/16/19 (c) ^	2,779,998
115,000	5.00%, 06/01/23	128,062
1,000,000	5.00%, 06/01/25 (c)	1,096,100
	Tobacco Settlement Financing Corp., Series B (RB)
2,000,000	4.50%, 06/01/25 (c)	2,052,340
2,000,000	5.00%, 06/01/25 (c)	2,114,280
		10,089,172
South Carolina: 0.4%
25,000,000	Connector 2000 Association, Inc., Series A-1 (RB) 0.00%, 04/01/26 (c) ^	2,408,250
	South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
500,000	5.00%, 11/01/24 (c)	545,675
500,000	5.00%, 11/01/24 (c)	549,300
500,000	5.00%, 11/01/24 (c)	554,625
	South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB)
500,000	5.75%, 12/15/26 (c)	554,670
500,000	5.75%, 12/15/26 (c)	560,765
300,000	South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	310,644
	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
795,000	4.00%, 11/15/24 (c)	802,791
450,000	4.00%, 11/15/24 (c)	458,433
3,280,000	5.25%, 11/15/24 (c)	3,576,315
		10,321,468
South Dakota: 0.0%
	City of Sioux Falls, Dow Rummel Village Project (RB)
750,000	5.00%, 11/01/26 (c)	785,678
500,000	5.00%, 11/01/26 (c)	520,615
		1,306,293
Tennessee: 1.1%
	Blount County, Health and Educational Facilities Board, Series A (RB)
1,000,000	5.00%, 01/01/25 (c)	1,044,650
625,000	5.00%, 01/01/25 (c)	661,038
3,135,000	Board of the City of Franklin, Health and Educational Facilities, Series A (RB) 7.50%, 06/01/27 (c)	3,463,705
	Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
2,000,000	5.00%, 12/01/26 (c)	2,061,740
8,000,000	5.13%, 12/01/26 (c)	8,203,280
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
750,000	5.00%, 10/01/24 (c)	829,710
615,000	5.00%, 10/01/24 (c)	676,838
775,000	5.00%, 10/01/24 (c)	865,621
	Johnson City Health and Educational Facilities Board, Series A (RB)
120,000	0.00%, 07/01/27 ^	98,200
100,000	5.38%, 07/01/20 (c)	103,820
180,000	5.63%, 07/01/20 (c)	187,283
	Knox County Health Educational and Housing Facility Board (RB)
205,000	4.00%, 09/01/26 (c)	215,619
260,000	4.00%, 09/01/26 (c)	270,806
2,250,000	5.00%, 04/01/27 (c)	2,586,105
	Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA)
500,000	5.50%, 07/01/27 (c)	549,720
1,000,000	5.63%, 07/01/27 (c)	1,093,660
	Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Series A (RB)
1,065,000	5.25%, 10/01/29 (c)	1,270,396
2,000,000	6.25%, 04/01/28 (c)	2,227,420
1,000,000	Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Series C (RB) 6.00%, 04/01/28 (c)	1,106,570
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
1,225,000	5.38%, 09/01/23 (c)	1,247,136
200,000	5.50%, 09/01/23 (c)	204,010
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Village at Germantown (RB)
1,300,000	5.25%, 12/01/22 (c)	1,343,979
450,000	5.38%, 12/01/22 (c)	466,956
70,000	Tennessee Energy Acquisition Corp., Series B (RB) 5.63%, 09/01/26	85,693
160,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/23	176,982
		31,040,937
Texas: 5.1%
115,000	Austin Convention Enterprises, Inc., Series A (RB) 5.00%, 01/01/27 (c)	137,001
	Board of Managers, Joint Guadalupe County, City of Seguin Hospital (RB)
215,000	5.00%, 12/01/25 (c)	228,932
610,000	5.00%, 12/01/25 (c)	651,419
700,000	5.25%, 12/01/25 (c)	778,918
	Central Texas Regional Mobility Authority, Senior Lien (RB)
1,315,000	3.38%, 01/01/26 (c)	1,337,026
250,000	5.00%, 01/01/22	270,328
285,000	5.00%, 01/01/26 (c)	329,363
200,000	5.00%, 01/01/26 (c)	226,566
850,000	5.00%, 01/01/26 (c)	1,002,821
400,000	5.00%, 01/01/26 (c)	457,268
545,000	6.00%, 01/01/21 (c)	581,482
810,000	6.25%, 01/01/21 (c)	867,048
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
1,305,000	5.00%, 01/01/23 (c)	1,414,163
1,270,000	5.00%, 01/01/23 (c)	1,392,123
565,000	5.00%, 07/01/25 (c)	635,834
805,000	5.00%, 07/01/25 (c)	912,870
120,000	5.00%, 07/01/25 (c)	140,135
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
360,000	5.00%, 01/01/23 (c)	389,902
400,000	5.00%, 01/01/23 (c)	438,048
25,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	29,186
2,050,000	City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,215,947
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
200,000	4.50%, 07/01/20	204,944
7,630,000	4.75%, 07/01/24	8,357,749
650,000	5.00%, 07/01/24 (c)	728,091
1,000,000	5.00%, 07/15/28	1,198,040
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
2,000,000	5.00%, 07/15/25 (c)	2,223,880
600,000	5.00%, 07/15/25 (c)	674,382
1,000,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	1,027,010
4,900,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	5,032,349
	Clifton Higher Education Finance Corp., Series A (RB)
730,000	5.13%, 08/15/25 (c)	794,036
610,000	5.50%, 08/15/25 (c)	666,144
	Clifton Higher Education Finance Corp., Series D (RB)
500,000	5.75%, 08/15/25 (c)	555,320
500,000	6.00%, 08/15/25 (c)	557,400
2,950,000	6.13%, 08/15/25 (c)	3,283,173
850,000	Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	902,385
360,000	Grand Parkway Transportation Corp., Series A (RB) 5.50%, 10/01/23 (c)	404,330
2,665,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,714,462
	Harris County, Houston Sports Authority (RB)
250,000	0.00%, 11/15/23 ^	227,828
675,000	0.00%, 11/15/23 ^	632,853
430,000	0.00%, 11/15/25 ^	370,458
70,000	0.00%, 11/15/25 ^	62,894
45,000	0.00%, 11/15/27 ^	38,632
590,000	0.00%, 11/15/27 ^	476,673
15,000	0.00%, 11/15/29 ^	12,236
1,170,000	0.00%, 11/15/29 ^	879,185
90,000	0.00%, 11/15/30 ^	65,044
10,000	0.00%, 11/15/30 ^	7,944
	Harris County, Houston Sports Authority, Series A-3 (RB)
335,000	0.00%, 11/15/24 (c) ^	150,636
100,000	0.00%, 11/15/24 (c) ^	57,544
	Harris County, Houston Sports Authority, Series H (RB)
170,000	0.00%, 11/15/31 (c) ^	66,060
340,000	0.00%, 11/15/31 (c) ^	123,862
100,000	0.00%, 11/15/31 (c) ^	64,510
150,000	0.00%, 11/15/31 (c) ^	70,616
675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	719,172
	Love Field Airport Modernization Corp., Southwest Airlines Co. (RB)
450,000	5.00%, 11/01/22 (c)	493,290
280,000	5.00%, 11/01/22	311,436
895,000	5.25%, 11/01/20 (c)	929,153
105,000	Matagorda County District No. 1, Pollution Control, Series B (RB) (AMBAC) 4.55%, 05/01/30	121,948
	Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB)
770,000	5.00%, 02/15/26 (c)	819,357
1,150,000	5.13%, 02/15/24 (c)	1,186,788
1,160,000	New Hope Cultural Education Facilities Finance Corp., Bridgemoor Plano Project, Series A (RB) 7.25%, 12/01/25 (c)	1,218,348
230,000	New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	237,174
1,500,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing College Station I LLC, Series A (RB) 5.00%, 04/01/24 (c)	1,591,335
730,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Corpus Christi II, LLC (RB) 5.00%, 04/01/26 (c)	734,884
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
1,375,000	4.00%, 08/15/21 (c)	1,395,955
250,000	4.25%, 08/15/21 (c)	254,735
1,000,000	5.00%, 08/15/21 (c)	1,017,980
1,000,000	5.13%, 08/15/21 (c)	1,020,200
	New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB)
250,000	5.25%, 02/15/23 (c)	264,595
1,515,000	6.00%, 02/15/23 (c)	1,605,158
1,000,000	6.00%, 02/15/23 (c)	1,071,640
2,950,000	New Hope Cultural Education Facilities Finance Corp., Longhorn Village Project (RB) 5.00%, 01/01/24 (c)	3,173,757
	New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB)
1,460,000	5.00%, 11/15/24 (c)	1,556,871
100,000	5.00%, 11/15/24 (c)	109,401
	New Hope Cultural Education Facilities Finance Corp., MRC Senior Living - The Langford Project, Series A (RB)
475,000	5.38%, 11/15/26 (c)	509,072
1,125,000	5.50%, 11/15/26 (c)	1,189,136
750,000	5.50%, 11/15/26 (c)	795,623
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
115,000	5.00%, 07/01/24	106,204
440,000	5.00%, 07/01/25 (c)	418,079
100,000	5.00%, 07/01/25 (c)	93,814
500,000	5.00%, 07/01/25 (c)	465,915
2,000,000	Newark Higher Education Finance Corp., Series A (RB) 5.13%, 08/15/22 (c)	2,046,460
1,050,000	North East Texas Regional Mobility Authority, Series A (RB) 5.00%, 01/01/26 (c)	1,175,695
	North East Texas Regional Mobility Authority, Series B (RB)
600,000	5.00%, 01/01/26 (c)	667,746
400,000	5.00%, 01/01/26 (c)	447,716
500,000	Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB) 8.00%, 02/01/26 (c)	521,590
	Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
400,000	5.00%, 08/15/26 (c)	421,056
400,000	5.00%, 08/15/26 (c)	428,112
1,075,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	1,143,875
	San Antonio, Texas Convention Hotel Finance Corp., Series A (RB) (AMBAC)
85,000	4.75%, 09/03/19 (c)	85,071
230,000	5.00%, 09/03/19 (c)	230,159
600,000	5.00%, 09/03/19 (c)	600,660
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c) (d) *	2,475,000
	Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB)
1,000,000	5.00%, 05/15/24 (c)	1,080,160
125,000	5.00%, 05/15/24 (c)	136,410
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series A (RB)
100,000	5.25%, 11/15/25 (c) (d) *	70,000
800,000	5.50%, 11/15/25 (c) (d) *	560,000
690,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series B-1 (RB) 4.50%, 09/03/19 (c) (d) *	483,000
	Tarrant County Cultural Education Facilities Finance Corp., Buckner Senior Living, Ventana Project, Series A (RB)
4,850,000	6.63%, 05/15/27 (c)	5,589,043
2,150,000	6.75%, 05/15/27 (c)	2,450,957
1,000,000	6.75%, 05/15/27 (c)	1,143,500
	Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB)
1,595,000	6.38%, 02/15/27 (c)	1,767,132
3,010,000	6.38%, 02/15/27 (c)	3,326,772
2,080,000	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project (RB) 5.25%, 05/15/27 (c)	2,130,544
2,975,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	3,128,956
	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB)
240,000	8.00%, 09/03/19 (c) (d) *	228,000
170,000	8.25%, 11/15/19 (c) (d) (f)	161,500
1,480,000	8.25%, 11/15/19 (c) (d) (f)	1,406,000
891,899	Tarrant County Cultural Education Facilities Finance Corp., SQLC Senior Living Center at Corpus Christo, Inc., Series A (RB) 5.00%, 05/15/27 (c) (d) *	8,919
1,375,000	Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c) (d) (f)	1,306,250
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
1,490,000	5.00%, 12/15/21	1,604,998
1,265,000	5.00%, 12/15/22 (c)	1,388,679
1,720,000	5.00%, 12/15/22 (c)	1,892,671
1,285,000	5.00%, 12/15/22 (c)	1,406,664
175,000	5.00%, 12/15/22 (c)	190,790
790,000	5.00%, 12/15/22 (c)	862,846
750,000	5.00%, 12/15/22 (c)	826,688
1,280,000	5.00%, 12/15/22 (c)	1,422,131
1,715,000	5.00%, 12/15/22	1,899,568
1,445,000	5.00%, 12/15/22 (c)	1,602,678
1,245,000	5.00%, 12/15/22 (c)	1,374,642
1,360,000	5.00%, 12/15/22 (c)	1,504,840
	Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC Project (RB)
460,000	5.00%, 12/31/25 (c)	510,522
230,000	5.00%, 12/31/25 (c)	256,583
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC Project, Senior Lien (RB)
150,000	7.00%, 06/30/20 (c)	157,463
1,785,000	7.00%, 06/30/20 (c)	1,872,983
1,095,000	7.50%, 06/30/20 (c)	1,155,236
1,070,000	7.50%, 06/30/20 (c)	1,129,374
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB)
2,000,000	5.00%, 06/30/29 (c)	2,323,460
515,000	7.00%, 09/01/23 (c)	606,552
230,000	7.50%, 12/31/19 (c)	235,854
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
7,100,000	5.00%, 08/15/24 (c)	7,964,780
1,500,000	5.00%, 08/15/24 (c)	1,670,940
600,000	5.00%, 08/15/24 (c)	681,162
850,000	5.00%, 08/15/24 (c)	960,236
	Town of Westlake, Solana Public Improvement District (SA)
1,000,000	6.13%, 09/01/25 (c)	1,026,170
1,000,000	6.25%, 09/01/25 (c)	1,027,360
1,000,000	6.38%, 09/01/25 (c)	1,033,700
4,980,000	Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 06/01/20 (c)	4,681,100
		148,969,023
Utah: 0.3%
	Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB)
1,500,000	5.25%, 06/15/27 (c)	1,564,695
6,505,000	5.38%, 06/15/27 (c)	6,738,660
		8,303,355
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,149,522
910,000	Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 5.00%, 05/01/27 (c)	992,200
		2,141,722
Virgin Islands: 1.0%
720,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) 4.25%, 09/03/19 (c)	720,583
	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
450,000	4.50%, 10/01/24 (c)	418,500
1,000,000	5.00%, 10/01/24 (c)	965,000
4,250,000	5.00%, 10/01/24 (c)	4,048,125
135,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Cruzan Project, Series A (RB) 6.00%, 10/01/19 (c)	133,313
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
110,000	6.63%, 10/01/19 (c)	110,284
1,840,000	6.75%, 10/01/19 (c)	1,840,607
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
310,000	5.00%, 10/01/20	313,819
4,265,000	5.00%, 10/01/20 (c)	4,309,953
3,280,000	5.00%, 10/01/20 (c)	3,320,410
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB)
155,000	4.50%, 10/01/19 (c)	154,998
1,125,000	5.00%, 10/01/19 (c)	1,131,806
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
1,270,000	5.00%, 10/01/19 (c)	1,277,963
1,060,000	5.00%, 10/01/19 (c)	1,059,958
395,000	5.00%, 10/01/20 (c)	399,163
3,005,000	5.25%, 10/01/20 (c)	3,045,507
270,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 10/01/19 (c)	271,031
	Virgin Islands Water and Power Authority, Series A (RB)
315,000	4.00%, 07/01/21	305,433
330,000	5.00%, 09/03/19 (c)	320,183
65,000	5.00%, 09/03/19 (c)	62,563
	Virgin Islands Water and Power Authority, Series B (RB)
3,970,000	5.00%, 09/03/19 (c)	3,682,175
1,070,000	5.00%, 09/03/19 (c)	1,013,825
1,170,000	5.00%, 09/03/19 (c)	1,117,350
		30,022,549
Virginia: 1.6%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	664,634
1,000,000	5.00%, 01/01/23 (c)	1,040,320
500,000	Ballston Quarter Community Development Authority, Series A (TA) 5.50%, 03/01/27 (c)	534,445
1,000,000	Botetourt County, Series A (RB) 6.00%, 07/01/24 (c)	1,106,220
250,000	Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c)	230,833
	Cherry Hill Community Development Authority, Potomac Shores Project (SA)
200,000	5.15%, 03/01/25 (c)	209,256
500,000	5.40%, 03/01/25 (c)	523,475
	Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
1,025,000	5.00%, 07/01/26 (c)	1,165,968
1,000,000	5.00%, 07/01/26 (c)	1,140,200
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	665,366
380,000	City of Chesapeake, Virginia Chesapeake Expressway, Series A (RB) 5.00%, 07/15/22 (c)	408,401
240,000	City of Hopewell, Sewer System, Series A (RB) 5.00%, 07/15/21 (c)	255,238
	City of Newport News, Economic Development Authority, Residential Care Facilities (RB)
650,000	3.13%, 12/01/25 (c)	646,399
3,000,000	5.00%, 12/01/25 (c)	3,230,460
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,530,272
1,000,000	6.88%, 03/01/21 (c)	1,057,920
	Farmville Industrial Development Authority, Series A (RB) (AMBAC)
500,000	5.00%, 01/01/29 (c)	559,270
500,000	5.00%, 01/01/29 (c)	563,545
500,000	5.00%, 01/01/29 (c)	565,695
1,250,000	Halifax County Industrial Development Authority, Virginia Recovery Zone Facility, Series A (RB) 2.15%, 09/01/20 (p)	1,261,362
	Hanover County Economic Development Authority (RB)
500,000	5.00%, 07/01/24 (c)	539,350
500,000	5.00%, 07/01/24 (c)	540,055
	Hanover County, Economic Development Authority, Series A (RB)
260,000	4.00%, 07/01/22	267,194
1,500,000	5.00%, 07/01/22 (c)	1,551,255
1,500,000	5.00%, 07/01/22 (c)	1,553,775
2,475,000	Henrico County Economic Development Authority, Residential Care Facilities, Series C (RB) 5.00%, 12/01/27 (c)	2,731,732
	Peninsula Town Center Community Development Authority (RB)
2,500,000	5.00%, 09/01/27 (c)	2,712,400
500,000	5.00%, 09/01/27 (c)	546,855
1,000,000	Riverside County Transportation Commission, Series A (RB) 5.38%, 09/01/26 (c)	1,035,780
1,000,000	Roanoke County Economic Development Authority, Series B (RB) 4.63%, 09/01/24 (c) (p)	1,018,310
2,000,000	Tobacco Settlement Financing Corp., Series B-1 (RB) 5.00%, 08/16/19 (c)	1,991,020
17,265,000	Tobacco Settlement Financing Corp., Series C (RB) 0.00%, 08/16/19 (c) ^	1,874,116
	Virginia College Building Authority, Marymount University Project, Series A (RB)
2,000,000	5.00%, 07/01/25 (c)	2,128,160
1,000,000	5.00%, 07/01/25 (c)	1,081,140
300,000	Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	332,889
1,260,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 09/03/19 (c)	1,260,365
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
760,000	5.50%, 07/01/22 (c)	826,576
1,550,000	6.00%, 07/01/22 (c)	1,717,942
	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
1,000,000	5.00%, 01/01/22 (c)	1,062,060
300,000	5.00%, 01/01/22 (c)	319,272
1,450,000	5.00%, 01/01/22 (c)	1,543,148
1,000,000	Virginia Small Business Financing Authority, Solid Waste Disposal Facility (RB) 5.00%, 07/01/23 (c) (p)	1,047,300
1,375,000	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB) 2.15%, 09/01/20 (p)	1,387,499
		46,427,472
Washington: 1.0%
1,000,000	Greater Wenatchee Regional Events Center, Public Facilities District, Series A (RB) 5.50%, 09/01/22 (c)	1,028,430
	Kalispel Tribe Indians Priority, Series A (RB)
250,000	5.00%, 01/01/28 (c)	278,855
250,000	5.25%, 01/01/28 (c)	276,458
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	1,034,130
500,000	5.75%, 12/01/25 (c)	530,055
500,000	6.00%, 12/01/25 (c)	527,820
250,000	6.25%, 12/01/25 (c)	263,070
	Klickitat County Public Hospital District No. 2 (RB)
250,000	5.00%, 12/01/27 (c)	246,138
1,170,000	5.00%, 12/01/27 (c)	1,167,438
1,415,000	5.00%, 12/01/27 (c)	1,422,188
2,000,000	Washington Economic Development Finance Authority, Columbia Pulp I, LLC Project, Series A (RB) 7.50%, 01/01/28 (c)	2,098,840
300,000	Washington Health Care Facilities Authority, Catholic Health Initiative, Series A (RB) 5.00%, 02/01/21 (c)	315,900
1,650,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB) 5.00%, 07/01/25 (c)	1,847,785
	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB)
500,000	5.00%, 08/15/27 (c)	575,335
205,000	5.00%, 08/15/27 (c)	237,402
	Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
1,000,000	5.00%, 07/01/24 (c)	1,066,200
1,000,000	5.00%, 07/01/24 (c)	1,068,520
150,000	5.00%, 07/01/24 (c)	162,390
500,000	Washington State Housing Finance Commission, Hearthstone Project, Series A (RB) 5.00%, 07/01/26 (c)	526,050
	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB)
200,000	6.00%, 07/01/25	215,848
1,640,000	6.75%, 07/01/25 (c)	1,767,034
2,000,000	7.00%, 07/01/25 (c)	2,140,220
	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB)
150,000	5.50%, 08/21/19 (c)	150,099
1,350,000	6.50%, 07/01/25 (c)	1,456,798
1,100,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	1,183,226
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
150,000	3.75%, 07/01/26	153,081
825,000	5.00%, 01/01/25 (c)	903,928
2,495,000	5.00%, 01/01/25 (c)	2,693,652
1,500,000	5.00%, 01/01/25 (c)	1,623,285
	Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
1,250,000	5.00%, 07/01/26 (c)	1,314,787
500,000	5.00%, 07/01/26 (c)	527,450
		28,802,412
West Virginia: 0.4%
325,000	Brooke County Commission, Series A (RB) 6.75%, 04/01/21 (c)	329,180
560,000	County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA) 4.00%, 06/01/22 (c)	568,215
500,000	Glenville State College Board of Governors (RB) 5.25%, 06/01/27 (c)	522,140
	Ohio County Development Authority, Sports Complex Project (RB)
1,000,000	5.00%, 09/01/28 (c)	1,016,010
2,750,000	5.00%, 09/01/28 (c)	2,851,475
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
2,395,000	6.50%, 08/16/19 (c)	1,748,374
2,230,000	6.50%, 08/16/19 (c)	1,654,169
2,720,000	6.75%, 08/16/19 (c)	1,971,184
		10,660,747
Wisconsin: 2.7%
	Public Finance Authority, American Dream at Meadowlands Project (RB)
500,000	6.75%, 12/01/27 (c)	590,735
17,500,000	7.00%, 12/01/27 (c)	20,913,025
100,000	Public Finance Authority, American Dream at Meadowlands Project, Series A (RB) 6.75%, 08/01/31	118,131
1,000,000	Public Finance Authority, American Preparatory Academy (RB) 5.38%, 07/15/27 (c)	1,091,430
250,000	Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.13%, 06/01/26 (c)	259,383
	Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
495,000	5.00%, 02/01/26 (c)	513,043
500,000	5.13%, 02/01/26 (c)	514,315
	Public Finance Authority, Corvian Community School Project, Series A (RB)
580,000	4.25%, 06/15/24 (c)	597,203
800,000	5.00%, 06/15/24 (c)	820,440
1,000,000	5.13%, 06/15/24 (c)	1,025,250
1,000,000	Public Finance Authority, Higher Educational Facilities, Wittenberg University Project (RB) 5.25%, 12/01/24 (c)	1,069,820
6,000,000	Public Finance Authority, Irving Convention Center Hotel Project, First-Tier, Series A (RB) 7.00%, 01/01/32 (c)	7,460,040
2,500,000	Public Finance Authority, Lombard Conference and Hotel Center, Second-Tier (RB) (ACA) 3.75%, 03/15/28 (c)	2,258,275
2,000,000	Public Finance Authority, Maryland Proton Treatment Center (RB) 6.38%, 01/01/28 (c)	2,145,740
1,000,000	Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/25 (c)	1,096,740
3,275,000	Public Finance Authority, Million Air Two LLC, Series B (RB) 7.13%, 06/01/24 (c)	3,651,428
500,000	Public Finance Authority, National Gypsum Comp. (RB) 5.25%, 11/01/24 (c)	550,395
2,900,000	Public Finance Authority, Nevada State College (RB) 5.00%, 05/01/29 (c)	3,086,180
	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
2,150,000	5.00%, 06/15/26 (c)	2,049,057
5,000,000	5.00%, 06/15/26 (c)	4,960,350
500,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.88%, 06/15/24 (c)	504,270
1,000,000	Public Finance Authority, Prime Healthcare Foundation, Series A (RB) 5.35%, 12/01/27 (c)	1,151,630
	Public Finance Authority, Retirement Facilities (RB)
2,580,000	5.00%, 03/01/28 (c)	2,789,109
1,250,000	5.00%, 03/01/28 (c)	1,372,350
610,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	647,369
1,455,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	1,551,932
300,000	Public Finance Authority, Triad Educational Services, Inc., Series A (RB) 5.50%, 06/15/25 (c)	312,480
2,155,000	Public Finance Authority, Vista Grande Villa Project, Series A (RB) 6.50%, 07/01/25 (c)	2,220,792
750,000	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB) 5.00%, 08/01/24 (c)	833,310
	Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc., Series B (RB)
1,095,000	5.00%, 07/01/23 (c)	1,166,208
1,000,000	5.00%, 07/01/23 (c)	1,066,990
550,000	Wisconsin Health and Educational Facilities Authority, Mile Bluff Medical Center, Inc. (RB) 5.13%, 05/01/24 (c)	595,760
	Wisconsin Health and Educational Facilities Authority, Saul-Prairie Memorial Hospital, Inc., Series A (RB)
2,150,000	5.25%, 02/01/23 (c)	2,206,545
1,975,000	5.38%, 02/01/23 (c)	2,032,275
3,950,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.13%, 02/01/23 (c)	4,044,444
500,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB) 8.25%, 06/01/21 (c)	554,900
		77,821,344
Total Municipal Bonds (Cost: $2,789,058,793)		2,881,816,451

Number of Shares
MONEY MARKET FUND: 0.3% (Cost: $8,959,149)
8,959,149	Dreyfus Government Cash Management Fund - Institutional Shares	8,959,149
Total Investments: 98.7% (Cost: $2,798,017,942)		2,890,775,600
Other assets less liabilities: 1.3%		37,475,880
NET ASSETS: 100.0%		$2,928,251,480

Definitions:

ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(f)	On the last coupon date only partial interest was paid
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing

Summary of Investments By Sector	% of Investments	Value
Education	8.1%	$232,931,558
Health Care	21.1	610,051,361
Housing	3.9	113,242,080
Industrial Revenue	15.6	451,514,009
Leasing	6.3	183,608,989
Local	6.8	195,812,881
Power	0.4	11,815,034
Solid Waste/Resource Recovery	0.2	4,456,982
Special Tax	10.6	306,510,747
State	3.6	104,434,229
Tobacco	13.6	394,078,612
Transportation	7.0	202,318,166
Water & Sewer	2.5	71,041,803
Money Market Fund	0.3	8,959,149
	100.0%	$2,890,775,600

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 98.3%
Argentina: 1.3%
USD	130,000	Arcor SAIC 144A 6.00%, 07/06/20 (c) †	$129,155
	100,000	Genneia SA 144A 8.75%, 01/20/20 (c)	93,875
		Pampa Energia SA 144A
	50,000	7.38%, 07/21/20 (c)	49,813
	200,000	7.50%, 01/24/22 (c) †	185,250
	66,667	Pan American Energy LLC Reg S 7.88%, 05/07/21	69,250
	150,000	Transportadora de Gas del Sur SA 144A 6.75%, 05/02/22 (c)	141,750
		YPF SA 144A
	170,000	6.95%, 07/21/27	153,637
	25,000	7.00%, 06/15/47 (c)	21,531
	100,000	8.50%, 03/23/21	102,750
	370,000	8.50%, 07/28/25	369,667
	200,000	8.75%, 04/04/24 †	205,250
			1,521,928
Australia: 0.5%
	300,000	FMG Resources 144A 5.13%, 02/15/24 (c) †	313,125
	100,000	Mineral Resources Ltd. 144A 8.13%, 05/01/22 (c)	105,240
	150,000	Virgin Australia Holdings Ltd. 144A 7.88%, 10/15/21	154,687
			573,052
Austria: 1.3%
	400,000	JBS Investments GmbH 144A 7.25%, 09/03/19 (c) †	416,000
		JBS Investments II GmbH 144A
	100,000	5.75%, 07/15/22 (c)	101,225
	150,000	7.00%, 01/15/22 (c)	160,950
	200,000	Klabin Austria GmbH 144A 5.75%, 01/03/29 (c) †	211,252
EUR	100,000	Novomatic AG 1.63%, 09/20/23	112,146
	100,000	Raiffeisenlandesbank Niederoesterreich-Wien AG Reg S 5.88%, 11/27/23	127,232
		Sappi Papier Holding GmbH Reg S
	100,000	3.13%, 04/15/22 (c)	113,960
	100,000	4.00%, 08/30/19 (c)	114,262
	100,000	Wienerberger AG 5.00% (EUR Swap Annual 5 Year+5.95%), 02/09/21 (c)	118,020
			1,475,047
Azerbaijan: 0.1%
USD	170,000	International Bank of Azerbaijan OJSC Reg S 3.50%, 09/01/24	150,875

Bahamas: 0.2%
EUR	200,000	Starfruit Finco BV / Starfruit US Holdco LLC Reg S 6.50%, 10/01/21 (c)	222,819

Bermuda: 0.6%
USD	200,000	China Oil & Gas Group Ltd. Reg S 4.63%, 04/20/20 (c)	198,910
	51,000	Digicel Group One Ltd. 144A 8.25%, 12/30/20 (c)	31,397
		Digicel Group Two Ltd. 144A
	49,000	8.25%, 09/30/20 (c)	10,290
	401,711	9.13% 09/03/19 (c)	75,321
	300,000	Digicel Ltd. 144A 6.00%, 09/03/19 (c) †	207,750
	200,000	Inkia Energy Ltd. 144A 5.88%, 11/09/22 (c)	208,950
			732,618
Brazil: 3.6%
		Banco Bradesco SA 144A
	100,000	5.75%, 03/01/22	105,700
	250,000	5.90%, 01/16/21 †	260,750
	200,000	Banco BTG Pactual SA Reg S 5.75%, 09/28/22	207,002
	750,000	Banco do Brasil SA 3.88%, 10/10/22	765,712
	200,000	Banco do Brasil SA 144A 5.88%, 01/19/23	214,752
	100,000	Banco do Brasil SA/Cayman 144A 4.63%, 01/15/25 †	104,475
	200,000	Banco Safra SA/Cayman Islands 144A 4.13%, 02/08/23	203,752
	300,000	BRF SA 144A 4.75%, 05/22/24 †	302,385
	150,000	Caixa Economica Federal 144A 3.50%, 11/07/22	151,689
	200,000	Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/23 (c)	232,950
	200,000	Centrais Eletricas Brasileiras SA 144A 5.75%, 10/27/21	209,930
	200,000	Globo Comunicacao e Participacoes SA 144A 4.84%, 03/08/25 (c)	207,602
		Itau Unibanco Holding SA 144A
	500,000	5.13%, 05/13/23	525,500
	300,000	5.75%, 01/22/21	312,900
	100,000	6.20%, 12/21/21	106,251
	200,000	Natura Cosmeticos SA 144A 5.38%, 02/01/21 (c) †	209,252
			4,120,602
British Virgin Islands: 3.6%
	100,000	Arcos Dorados Holdings, Inc. 144A 6.63%, 09/27/23	109,250
	200,000	Baoxin Auto Finance I Ltd. Reg S 5.63% (US Treasury Yield Curve Rate T 3 Year+8.91%), 10/30/20 (c)	167,588
	100,000	Central American Bottling Corp. 144A 5.75%, 01/31/22 (c)	104,376
		Easy Tactic Ltd. Reg S
	200,000	5.75%, 01/13/20 (c)	197,255
	200,000	5.88%, 11/17/20 (c)	193,321
	200,000	7.00%, 04/25/20 (c)	203,215
	300,000	Fortune Star BVI Ltd. Reg S 5.25%, 03/23/20 (c)	298,499
	100,000	Gold Fields Orogen Holding BVI Ltd. 144A 4.88%, 10/07/20	101,880
		Gold Fields Orogen Holdings BVI Ltd. 144A
	100,000	5.13%, 04/15/24 (c)	104,380
	100,000	6.13%, 02/15/29 (c)	109,500
		Greenland Global Investment Ltd. Reg S
	200,000	4.85%, 08/17/20	199,200
	200,000	5.88%, 07/03/24	192,908
	200,000	New Metro Global Ltd. Reg S 6.50%, 04/23/20 (c)	189,997
	250,000	RKI Overseas Finance 2017 A Ltd. Reg S 7.00%, 06/23/22 (c)	216,341
	500,000	Scenery Journey Ltd. Reg S 11.00%, 11/06/20	518,130
	250,000	Sino-Ocean Land Treasure III Ltd. Reg S 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (c)	223,370
	191,600	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/26 (c)	197,649
	200,000	Studio City Co. Ltd. 144A 7.25%, 09/03/19 (c)	206,270
	200,000	Studio City Finance Ltd. 144A 7.25%, 02/11/21 (c)	212,000
	200,000	Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	200,786
	200,000	Wealth Driven Ltd. Reg S 5.50%, 08/30/19 (c) (p)	200,492
			4,146,407
Bulgaria: 0.1%
EUR	125,000	Bulgarian Energy Holding EAD Reg S 3.50%, 06/28/25	148,499

Canada: 6.7%
USD	125,000	Air Canada 144A 7.75%, 04/15/21	134,640
	100,000	Athabasca Oil Corp. 144A 9.88%, 09/03/19 (c)	96,250
	100,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 144A 8.75%, 07/15/21 (c)	104,000
	150,000	Baytex Energy Corp. 144A 5.63%, 09/03/19 (c)	144,000
		Bombardier, Inc. 144A
	50,000	6.00%, 09/03/19 (c)	50,250
	150,000	6.13%, 01/15/23	152,625
CAD	150,000	7.35%, 12/22/26	111,957
USD	100,000	7.50%, 12/01/20 (c)	103,345
	300,000	7.50%, 03/15/20 (c)	306,187
	375,000	7.88%, 04/15/22 (c)	380,625
	100,000	8.75%, 12/01/21	109,375
	200,000	Brookfield Residential 144A 6.50%, 09/03/19 (c)	200,250
	125,000	Cascades, Inc. 144A 5.50%, 09/03/19 (c)	126,875
	200,000	Emera, Inc. 6.75% (ICE LIBOR USD 3 Month+5.44%), 06/15/26 (c)	217,804
	100,000	Ensign Drilling, Inc. 144A 9.25%, 04/15/21 (c)	98,000
		First Quantum Minerals Ltd. 144A
	200,000	7.25%, 10/01/19 (c)	198,750
	450,000	7.50%, 04/01/20 (c)	442,125
	100,000	Garda World Security Corp. 144A 8.75%, 05/15/20 (c)	102,750
	100,000	goeasy Ltd. 144A 7.88%, 11/01/19 (c)	104,500
	100,000	Hudbay Minerals, Inc. 144A 7.63%, 01/15/20 (c)	104,127
	125,000	Hulk Finance Corp. 144A 7.00%, 06/01/21 (c)	129,375
	100,000	IAMGOLD Corp. 144A 7.00%, 04/15/20 (c) †	105,500
	256,000	Lightstream Resources 144A 8.63%, 09/03/19 (c) (d)	1,754
	175,000	Mattamy Group Corp. 144A 6.88%, 12/15/19 (c)	182,437
	350,000	MEG Energy Corp. 144A 6.38%, 09/03/19 (c)	332,937
	100,000	New Gold, Inc. 144A 6.25%, 08/09/19 (c)	96,000
		New Red Finance, Inc. 144A
	180,000	4.25%, 05/15/20 (c)	184,414
	200,000	4.63%, 09/03/19 (c)	200,700
	350,000	5.00%, 10/15/20 (c)	357,875
	120,000	Norbord, Inc. 144A 5.75%, 07/15/22 (c)	121,500
	100,000	Northwest Acquisitions ULC / Dominion Finco, Inc. 144A 7.13%, 11/01/19 (c)	68,250
	425,000	NOVA Chemicals Corp. 144A 5.25%, 09/03/19 (c)	434,031
	200,000	Open Text Corp. 144A 5.63%, 09/03/19 (c)	205,440
CAD	150,000	Parkland Fuel Corp. 5.63%, 05/09/20 (c)	116,882
		Parkland Fuel Corp. 144A
USD	50,000	5.88%, 07/15/22 (c)	51,563
	100,000	6.00%, 04/01/21 (c)	103,625
	150,000	Precision Drilling Corp. 144A 7.13%, 11/15/20 (c)	143,250
	100,000	Quebecor Media, Inc. 5.75%, 01/15/23	107,000
CAD	250,000	Quebecor Media, Inc. 144A 6.63%, 01/15/23	205,605
USD	100,000	Ritchie Bros Auctioneers, Inc. 144A 5.38%, 01/15/20 (c)	104,500
	200,000	Seven Generations Energy Ltd. 144A 6.75%, 09/03/19 (c)	205,000
CAD	200,000	Sobeys, Inc. 4.70%, 05/08/23 (c)	160,862
USD	150,000	Superior Plus LP / Superior General Partner, Inc. 144A 7.00%, 07/15/21 (c)	159,187
	100,000	Telesat Canada / Telesat LLC 144A 8.88%, 11/15/19 (c)	108,250
	100,000	Tervita Escrow Corp. 144A 7.63%, 09/03/19 (c)	102,500
		TransAlta Corp.
	75,000	4.50%, 08/15/22 (c)	76,982
	75,000	6.50%, 03/15/40	75,788
CAD	200,000	Videotron Ltd. 5.63%, 03/15/25 (c)	161,918
	50,000	Videotron Ltd. Reg S 5.75%, 09/15/20 (c)	39,779
			7,631,339
Cayman Islands: 11.3%
USD	200,000	Agile Group Holdings Ltd. Reg S 6.70%, 03/07/21 (c)	207,958
	200,000	Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	195,371
	200,000	Central China Real Estate Ltd. Reg S 8.75%, 08/30/19 (c)	207,900
		CFLD Cayman Investment Ltd. Reg S
	200,000	6.50%, 12/21/20	201,251
	200,000	9.00%, 07/31/21	208,848
	200,000	China Aoyuan Property Group Ltd. Reg S 5.38%, 09/13/20 (c)	194,300
		China Evergrande Group Reg S
	200,000	6.25%, 06/28/21	192,744
	200,000	8.25%, 03/23/20 (c)	194,108
	800,000	8.75%, 06/28/21 (c)	714,045
	300,000	9.50%, 03/29/21 (c)	284,269
	200,000	China SCE Group Holdings Ltd. Reg S 7.45%, 04/17/20 (c)	204,497
	400,000	China SCE Property Holdings Ltd. Reg S 5.88%, 03/10/20 (c)	394,993
		CIFI Holdings Group Co. Ltd. Reg S
	200,000	5.38% (US Treasury Yield Curve Rate T 5 Year+8.57%), 08/24/22 (c)	189,314
	200,000	7.63%, 02/28/21 (c)	208,406
	125,000	7.75%, 08/05/19 (c)	127,360
	200,000	Comcel Trust 144A 6.88%, 09/03/19 (c)	207,500
	400,000	Country Garden Holdings Co. Ltd. Reg S 4.75%, 09/28/20 (c) †	394,631
	200,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 03/21/23	203,721
	200,000	Ezdan Sukuk Co. Ltd. Reg S 4.88%, 04/05/22	180,952
	200,000	Fantasia Holdings Group Co. Ltd. Reg S 7.38%, 10/04/19 (c)	185,902
	200,000	Future Land Development Holdings Ltd. Reg S 7.50%, 01/22/21	195,013
	100,000	Global A&T Electronics Ltd. 8.50%, 08/30/19 (c)	94,883
	100,000	Gran Tierra Energy International Holdings Ltd. 144A 6.25%, 02/15/22 (c)	95,375
	275,000	Greentown China Holdings Ltd. Reg S 5.88%, 08/30/19 (c)	278,264
	200,000	Grupo Aval Ltd. 144A 4.75%, 09/26/22	204,752
	100,000	Industrial Senior Trust Reg S 5.50%, 11/01/22	102,550
		Kaisa Group Holdings Ltd. Reg S
	450,000	9.38%, 06/30/21 (c)	418,487
	200,000	11.25%, 04/09/21 (c)	206,297
	200,000	KWG Group Holdings Ltd. Reg S 7.88%, 09/01/21 (c)	203,610
	350,000	KWG Property Holding Ltd. Reg S 5.88%, 11/10/21 (c)	318,171
	225,000	Lamar Funding Ltd. Reg S 3.96%, 05/07/25	207,394
		Latam Finance Ltd. 144A
	100,000	6.88%, 04/11/21 (c)	105,251
	200,000	7.00%, 03/01/23 (c)	212,250
	400,000	Logan Property Holdings Co. Ltd. Reg S 5.25%, 05/23/20 (c)	386,830
	200,000	MAF Global Securities Ltd. Reg S 5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (c)	201,202
	200,000	Melco Resorts Finance Ltd. 144A 4.88%, 06/06/20 (c)	201,739
	200,000	MGM China Holdings Ltd. 144A 5.88%, 05/15/22 (c)	210,000
	400,000	Noble Holding International Ltd. 7.95%, 01/01/25 (c) †	297,000
	133,534	Odebrecht Offshore Drilling Finance Ltd. 144A 6.72%, 12/01/21 (c)	131,532
	200,000	Powerlong Real Estate Holdings Ltd. 6.95%, 04/17/21	200,700
	400,000	Redsun Properties Group Ltd. Reg S 9.95%, 04/11/21 (c)	390,994
	200,000	Ronshine China Holdings Ltd. Reg S 8.25%, 02/01/20 (p)	203,500
	200,000	Sable International Finance Ltd. 144A 6.88%, 08/10/19 (c)	207,000
	100,000	Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/21 (c)	92,500
	200,000	Shimao Property Holdings Ltd. Reg S 4.75%, 07/03/20 (c) †	201,514
		Sunac China Holdings Ltd. Reg S
	200,000	7.35%, 07/19/20 (c)	204,243
	400,000	7.95%, 08/08/20 (c)	407,500
	200,000	Times China Holdings Ltd. Reg S 7.85%, 06/04/20 (c)	206,200
	235,000	UPCB Finance IV Ltd. 144A 5.38%, 01/15/20 (c)	242,050
EUR	90,000	UPCB Finance IV Ltd. Reg S 4.00%, 01/15/21 (c)	106,143
	100,000	UPCB Finance VII Ltd. Reg S 3.63%, 06/15/22 (c)	119,009
USD	200,000	WTT Investment Ltd./Hong Kong 144A 5.50%, 11/21/20 (c)	206,040
	200,000	Wynn Macau Ltd. 144A 5.50%, 10/01/22 (c)	202,000
	200,000	Yankuang Group Cayman Ltd. Reg S 6.00%, 01/30/22	205,995
		Yuzhou Properties Co. Ltd. Reg S
	300,000	6.00%, 10/25/20 (c)	282,745
	200,000	7.90%, 05/11/20 (c)	206,800
	200,000	Zhenro Properties Group Ltd. Reg S 12.50%, 01/02/21	214,400
			12,868,003
Chile: 0.2%
	100,000	AES Gener SA 144A 7.13% (USD Swap Semi 30/360 5 Year+4.64%), 04/07/24 (c)	108,125
	100,000	Empresa Electrica Guacolda SA 144A 4.56%, 01/30/25 (c)	94,834
			202,959
China / Hong Kong: 1.4%
	200,000	Agile Group Holdings Ltd. Reg S 6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (c)	199,115
	400,000	China Cinda Asset Management Co. Ltd. Reg S 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (c)	398,000
	200,000	China CITIC Bank International Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.11%), 10/11/21 (c)	196,492
	200,000	China South City Holdings Ltd. Reg S 6.75%, 09/13/19 (c)	175,801
	200,000	ICBC Asia Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (c)	200,529
	200,000	Nanyang Commercial Bank Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (c)	197,004
	200,000	Yanlord Land HK Co. Ltd. Reg S 5.88%, 01/23/20 (c) †	204,306
			1,571,247
Colombia: 1.0%
	100,000	Banco Davivienda SA Reg S 5.88%, 07/09/22	106,501
		Banco de Bogota SA 144A
	200,000	5.38%, 02/19/23	212,002
	100,000	6.25%, 05/12/26	111,750
	50,000	Banco GNB Sudameris SA 144A 7.50%, 07/30/22	54,001
	80,000	Banco GNB Sudameris SA Reg S 7.50%, 07/30/22	86,401
		Bancolombia SA
	200,000	4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c)	205,002
	150,000	5.13%, 09/11/22 †	157,689
	165,000	Colombia Telecomunicaciones SA, ESP Reg S 5.38%, 08/30/19 (c)	166,858
			1,100,204
Curacao: 0.1%
	100,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	90,375
	50,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	47,813
			138,188
Czech Republic: 0.3%
EUR	100,000	Energo-Pro AS Reg S 4.00%, 12/07/20 (c)	113,489
	150,000	Residomo SRO Reg S 3.38%, 10/15/20 (c)	174,484
			287,973
Denmark: 0.4%
	275,000	DKT Finance ApS Reg S 7.00%, 06/17/20 (c)	334,106
	100,000	Norican A/S Reg S 4.50%, 11/15/19 (c)	104,992
			439,098
Finland: 0.7%
USD	100,000	Nokia Oyj 3.38%, 06/12/22	101,832
EUR	200,000	Nokia Oyj Reg S 2.00%, 12/15/23 (c)	237,465
	100,000	Nokia OYJ 6.63%, 05/15/39	112,500
		Teollisuuden Voima OYJ Reg S
	175,000	2.13%, 11/04/24 (c)	206,529
	125,000	2.50%, 03/17/21	144,828
			803,154
France: 5.1%
	100,000	Accor SA Reg S 4.38% (EUR Swap Annual 5 Year+4.56%), 01/30/24 (c)	119,878
		Altice France SA 144A
USD	200,000	6.25%, 09/12/19 (c)	207,250
	800,000	7.38%, 05/01/21 (c)	848,160
EUR	30,000	Altice France SA Reg S 5.63%, 08/30/19 (c)	34,635
		Casino Guichard Perrachon SA Reg S
	100,000	1.87%, 03/13/22 (c)	92,967
	200,000	4.50%, 12/07/23 (c)	191,104
	200,000	4.56%, 01/25/23 †	194,606
	100,000	5.98%, 05/26/21	106,488
	250,000	CMA CGM SA Reg S 7.75%, 08/12/19 (c)	260,257
	300,000	Elis SA Reg S 1.88%, 11/15/22 (c)	351,785
		Europcar Mobility Group Reg S
	100,000	4.00%, 04/30/22 (c)	115,030
	100,000	4.13%, 11/15/20 (c)	116,871
	200,000	Faurecia SE Reg S 3.63%, 08/12/19 (c)	227,370
	125,000	Fnac Darty SA Reg S 1.88%, 05/30/21 (c)	144,062
	100,000	Getlink SE Reg S 3.63%, 10/01/20 (c)	116,052
	150,000	La Financiere Atalian SASU Reg S 4.00%, 05/15/20 (c)	117,129
	100,000	La Poste SA Reg S 3.13% (EUR Swap Annual 5 Year+2.44%), 10/29/25 (c)	115,376
		Loxam SAS Reg S
	200,000	2.88%, 04/15/22 (c)	221,294
	125,000	3.50%, 08/12/19 (c)	142,183
	100,000	4.25%, 04/15/20 (c)	116,215
	200,000	New AREVA Holding SA 4.88%, 09/23/24	261,560
	100,000	New AREVA Holding SA Reg S 3.13%, 12/20/22 (c)	120,233
	100,000	Nexans SA Reg S 3.25%, 02/26/21 (c)	117,347
	100,000	Orano SA Reg S 3.50%, 03/22/21	117,500
	100,000	Paprec Holding SA Reg S 4.00%, 03/31/21 (c)	110,129
	200,000	Rexel SA Reg S 2.13%, 12/15/20 (c)	229,383
	108,000	SFR Group SA 144A 5.63%, 08/30/19 (c)	124,685
	250,000	Solvay Finance SA Reg S 5.43% (EUR Swap Annual 5 Year+3.70%), 11/12/23 (c)	322,215
USD	200,000	SPCM SA 144A 4.88%, 09/15/20 (c)	202,940
EUR	100,000	SPIE SA Reg S 3.13%, 09/22/23 (c)	121,212
	100,000	Tereos Finance Groupe I SA Reg S 4.13%, 03/16/23 (c)	88,297
		Vallourec SA Reg S
	100,000	2.25%, 09/30/24	83,297
	125,000	6.63%, 10/15/20 (c)	130,815
			5,868,325
Georgia: 0.2%
USD	200,000	Bank of Georgia JSC 144A 6.00%, 07/26/23	204,046

Germany: 4.6%
EUR	200,000	ADLER Real Estate AG Reg S 1.50%, 11/06/21 (c)	228,793
		Deutsche Bank AG
USD	100,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/23 (c)	92,873
	500,000	4.50%, 04/01/25	476,831
EUR	135,000	Deutsche Bank AG Reg S 2.75%, 02/17/25	153,043
	100,000	Deutsche Lufthansa AG Reg S 5.13% (EUR Swap Annual 5 Year+4.78%), 02/12/21 (c)	118,327
	100,000	Deutsche Pfandbriefbank AG Reg S 2.88% (EUR Swap Annual 5 Year+2.75%), 06/28/22 (c)	114,190
	150,000	Douglas GmbH Reg S 6.25%, 08/12/19 (c)	159,515
USD	300,000	IHO Verwaltungs GmbH 144A 5.50% 09/15/21 (c)	291,750
		IHO Verwaltungs GmbH Reg S
EUR	100,000	4.38% 05/15/21 (c)	112,555
	100,000	4.50% 09/15/21 (c)	112,385
	300,000	K+S AG Reg S 3.00%, 06/20/22	361,216
	100,000	LANXESS AG Reg S 4.50% (EUR Swap Annual 5 Year+4.51%), 06/06/23 (c)	122,884
	140,000	Metro Wholesale & Food Reg S 1.50%, 03/19/25	156,320
	200,000	Nidda Healthcare Holding GmbH Reg S 3.50%, 09/30/20 (c)	232,055
USD	200,000	Norddeutsche Landesbank-Girozentrale Reg S 6.25%, 04/10/24	181,996
EUR	100,000	Platin 1426 GmbH Reg S 5.38%, 12/15/19 (c)	113,060
	130,000	ProGroup AG Reg S 3.00%, 03/31/21 (c)	150,785
		RWE AG Reg S
	100,000	2.75% (EUR Swap Annual 5 Year+2.64%), 10/21/20 (c)	114,132
USD	100,000	6.63% (+4.52%), 12/30/25 (c)	111,062
EUR	100,000	Tele Columbus AG Reg S 3.88%, 05/02/21 (c)	104,052
		thyssenkrupp AG Reg S
	300,000	1.38%, 12/03/21 (c)	341,134
	200,000	2.50%, 02/25/25 †	233,087
	200,000	2.75%, 12/08/20 (c)	230,390
	100,000	TUI AG Reg S 2.13%, 07/26/21 (c)	114,739
	200,000	Unitymedia GmbH 144A 6.13%, 01/15/20 (c)	209,000
	400,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH Reg S 4.00%, 01/15/20 (c)	462,676
	100,000	WEPA Hygieneprodukte GmbH Reg S 3.75%, 08/12/19 (c)	114,260
			5,213,110
India: 0.7%
USD	200,000	Delhi International Airport Ltd. Reg S 6.13%, 02/03/22	209,934
	200,000	IDBI Bank Ltd. Reg S 4.25%, 11/30/20	201,774
	200,000	JSW Steel Ltd. Reg S 5.95%, 04/18/24	206,915
	200,000	ReNew Power Synthetic 144A 6.67%, 03/12/21 (c)	205,615
			824,238
Indonesia: 0.2%
	200,000	Saka Energi Indonesia PT 144A 4.45%, 05/05/24	201,694

Ireland: 2.2%
	200,000	Alfa Bank OJSC 144A 7.75%, 04/28/21	215,272
EUR	100,000	Allied Irish Banks Plc Reg S 4.13% (EUR Swap Annual 5 Year+3.95%), 11/26/20 (c)	116,698
GBP	100,000	Bank of Ireland Group Plc Reg S 3.13% (UK Govt Bonds 5 Year Note Generic Bid Yield+2.70%), 09/19/22 (c)	121,104
USD	200,000	C&W Senior Financing DAC 144A 6.88%, 09/15/22 (c)	210,010
	200,000	Credit Bank of Moscow Via CBOM Finance Plc 144A 5.55%, 02/14/23	199,762
EUR	100,000	eircom Finance DAC Reg S 3.50%, 05/15/22 (c)	116,110
USD	200,000	GTLK Europe DAC Reg S 5.13%, 05/31/24	204,750
	150,000	James Hardie International Finance DAC 144A 5.00%, 01/15/23 (c)	151,545
	200,000	Metalloinvest Finance DAC 144A 4.85%, 05/02/24	208,070
	250,000	Mobile Telesystems OJSC 144A 5.00%, 05/30/23	262,715
	200,000	SCF Capital Ltd. 144A 5.38%, 06/16/23	209,414
EUR	300,000	Smurfit Kappa Acquisitions ULC Reg S 2.38%, 11/01/23 (c)	359,826
GBP	150,000	Virgin Media Receivables Financing Notes I DAC Reg S 5.50%, 09/15/19 (c)	189,582
			2,564,858
Italy: 6.2%
EUR	100,000	Astaldi SpA Reg S 7.13%, 08/30/19 (c)	26,165
	100,000	Banca IFIS SpA Reg S 4.50% (EUR Swap Annual 5 Year+4.25%), 10/17/22 (c)	98,670
		Banco BPM SpA Reg S
	200,000	1.75%, 04/24/23	223,933
	100,000	2.00%, 03/08/22	112,984
	100,000	2.75%, 07/27/20	114,153
	100,000	4.38% (EUR Swap Annual 5 Year+4.18%), 09/21/22 (c)	111,883
	100,000	Banco Popolare SC Reg S 6.00%, 11/05/20	117,201
	100,000	BPER Banca Reg S 5.13% (EUR Swap Annual 5 Year+4.91%), 05/31/22 (c)	115,617
	100,000	EVOCA SpA Reg S 7.00%, 10/15/19 (c)	117,051
	100,000	Iccrea Banca SpA Reg S 1.50%, 10/11/22	113,244
		Intesa Sanpaolo SpA 144A
USD	100,000	5.02%, 06/26/24	101,735
	150,000	5.71%, 01/15/26	154,651
		Intesa Sanpaolo SpA Reg S
EUR	300,000	3.93%, 09/15/26	369,157
	300,000	6.63%, 09/13/23	404,789
	100,000	Intesa Sanpaolo Vita SpA Reg S 4.75% (Euribor 6 Month ACT/360+4.82%), 12/17/24 (c)	117,542
		Leonardo Finmeccanica SpA
	150,000	4.88%, 03/24/25	200,605
	150,000	5.25%, 01/21/22	188,454
	100,000	Mediobanca SpA 5.00%, 11/15/20	117,930
	100,000	Nexi Capital SpA Reg S 4.13%, 11/30/19 (c)	114,907
	100,000	Salini Impregilo SpA Reg S 3.75%, 06/24/21	110,892
	100,000	Sisal Group SpA Reg S 7.00%, 08/30/19 (c)	116,588
	100,000	Societa Cattolica di Assicurazioni SC Reg S 4.25% (Euribor 3 Month ACT/360+4.46%), 12/14/27 (c)	111,253
		Telecom Italia SpA
	100,000	5.25%, 03/17/55	124,864
GBP	150,000	5.88%, 05/19/23	203,836
USD	400,000	Telecom Italia SpA 144A 5.30%, 05/30/24	424,000
		Telecom Italia SpA Reg S
EUR	230,000	2.38%, 07/12/27 (c)	257,562
	200,000	2.88%, 10/28/25 (c)	232,437
	250,000	3.63%, 05/25/26	303,812
	100,000	4.00%, 01/11/24 (c)	122,281
	400,000	5.25%, 02/10/22	501,069
	100,000	UniCredit SpA Reg S 5.75% (EUR Swap Annual 5 Year+4.10%), 10/28/20 (c)	118,258
		Unione di Banche Italiane SpA Reg S
	100,000	4.25% (EUR Swap Annual 5 Year+4.18%), 05/05/21 (c)	114,402
	150,000	4.45% (EUR Swap Annual 5 Year+4.24%), 09/15/22 (c)	172,229
	100,000	5.88% (EUR Swap Annual 5 Year+5.75%), 03/04/24 (c)	118,309
	200,000	Unipol Gruppo SpA Reg S 3.00%, 03/18/25	233,327
	200,000	UnipolSai Assicurazioni SpA Reg S 5.75% (Euribor 3 Month ACT/360+5.18%), 06/18/24 (c)	228,255
		Wind Tre SpA 144A
	150,000	2.63%, 11/03/19 (c)	169,311
	250,000	3.13%, 11/03/20 (c)	281,707
USD	250,000	5.00%, 11/03/20 (c)	248,750
			7,113,813
Japan: 2.1%
	200,000	Asahi Mutual Life Insurance Co. Reg S 6.50% (USD Swap Semi 30/360 5 Year+4.59%), 09/05/23 (c)	209,224
		SoftBank Group Corp. Reg S
	200,000	4.75%, 06/21/24 (c)	203,900
	200,000	5.13%, 06/21/27 (c)	203,115
	200,000	5.38%, 04/30/22 (c)	208,500
	700,000	6.00% (USD ICE Swap Rate 11:00am NY 5 Year+4.23%), 07/19/23 (c)	682,500
	600,000	6.25%, 01/16/28 (c)	662,943
	200,000	6.88% (USD ICE Swap Rate 11:00am NY 5 Year+4.85%), 07/19/27 (c)	196,858
			2,367,040
Kazakhstan: 0.6%
	200,000	Halyk Savings Bank of Kazakhstan JSC 144A 7.25%, 01/28/21	210,449
		KazMunayGas National Co. JSC 144A
	100,000	4.75%, 04/19/27	108,303
	300,000	5.75%, 04/19/47	344,476
			663,228
Luxembourg: 8.7%
	200,000	Adecoagro SA 144A 6.00%, 09/21/22 (c)	192,250
		Altice Financing SA 144A
	500,000	6.63%, 09/02/19 (c)	516,875
	200,000	7.50%, 05/15/21 (c)	210,000
EUR	150,000	Altice Financing SA Reg S 5.25%, 08/30/19 (c)	172,772
		Altice Luxembourg SA 144A
USD	300,000	7.63%, 02/15/20 (c)	295,137
	216,000	7.75%, 09/03/19 (c)	221,130
		Altice Luxembourg SA Reg S
EUR	100,000	6.25%, 02/15/20 (c)	113,484
	21,446	7.25%, 08/30/19 (c)	24,490
	100,000	8.00%, 05/15/22 (c)	114,805
GBP	100,000	Amigo Luxembourg SA Reg S 7.63%, 01/15/20 (c) †	126,118
EUR	200,000	ARD Finance SA 7.38% 09/15/19 (c)	231,504
		Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. 144A
USD	200,000	4.63%, 09/03/19 (c)	205,500
	100,000	6.00%, 02/15/20 (c)	103,500
		Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. Reg S
EUR	350,000	2.75%, 03/15/20 (c)	400,611
	250,000	4.13%, 08/12/19 (c)	285,993
	100,000	BMBG Bond Finance SCA Reg S 3.00%, 08/30/19 (c)	112,530
GBP	101,000	Cabot Financial Luxembourg SA Reg S 7.50%, 10/01/19 (c)	128,802
EUR	150,000	Cirsa Finance International Sarl 144A 6.25%, 06/20/20 (c)	180,057
	100,000	Codere Finance SA Reg S 6.75%, 08/30/19 (c)	113,478
USD	200,000	Consolidated Energy Finance SA 144A 6.88%, 06/15/20 (c)	204,750
	100,000	Cosan Luxembourg SA 144A 7.00%, 01/20/22 (c) †	109,020
EUR	100,000	CPI Property Group SA Reg S 4.38% (EUR Swap Annual 5 Year+4.15%), 08/09/23 (c)	111,957
USD	200,000	CSN Resources SA 144A 7.63%, 02/13/21 (c) †	212,490
EUR	150,000	Dufry Finance SCA Reg S 4.50%, 08/30/19 (c)	171,609
	100,000	eDreams ODIGEO SA Reg S 5.50%, 09/01/20 (c)	117,811
		Fiat Chrysler Finance Europe SA Reg S
	100,000	4.75%, 03/22/21	119,943
	150,000	4.75%, 07/15/22	189,136
	200,000	Garfunkelux Holdco 3 SA Reg S 7.50%, 08/12/19 (c)	211,119
	100,000	Gestamp Funding Luxembourg SA Reg S 3.50%, 08/12/19 (c)	112,631
	100,000	Holcim Finance Luxembourg SA Reg S 3.00% (EUR Swap Annual 5 Year+3.07%), 07/05/24 (c)	115,624
	300,000	INEOS Group Holdings SA Reg S 5.38%, 08/12/19 (c) †	342,405
	200,000	Intralot Capital Luxembourg SA Reg S 5.25%, 09/15/20 (c)	116,965
	150,000	Lincoln Financing SARL Reg S 3.63%, 10/01/20 (c)	172,673
	190,000	Matterhorn Telecom SA Reg S 3.88%, 08/12/19 (c)	214,199
USD	200,000	MHP Lux SA 144A 6.95%, 04/03/26	205,861
		Millicom International Cellular SA 144A
	200,000	5.13%, 09/15/22 (c)	205,750
	100,000	6.25%, 03/25/24 (c)	108,175
		Minerva Luxembourg SA 144A
	125,000	5.88%, 01/19/23 (c)	123,437
	200,000	6.50%, 09/20/21 (c)	204,500
	200,000	Offshore Drilling Holding SA 144A 8.38%, 09/02/19 (c)	65,500
	250,000	Puma International Financing SA 144A 5.00%, 01/24/21 (c)	236,869
EUR	100,000	Rossini Sarl Reg S 6.75%, 10/30/21 (c)	120,713
USD	200,000	Rumo Luxembourg Sarl 144A 7.38%, 02/09/21 (c)	216,980
	250,000	Sberbank of Russia 144A 5.13%, 10/29/22	260,439
EUR	100,000	SCHMOLZ + BICKENBACH Luxembourg Finance SA Reg S 5.63%, 08/12/19 (c)	90,547
	200,000	SES SA Reg S 4.63% (EUR Swap Annual 5 Year+4.66%), 01/02/22 (c)	235,918
	150,000	Swissport Financing Sarl 144A 6.75%, 08/12/19 (c)	173,087
	370,000	Telecom Italia Finance SA 7.75%, 01/24/33	602,122
USD	200,000	Telenet Finance Luxembourg Notes Sarl 144A 5.50%, 12/01/22 (c)	203,400
EUR	70,000	Telenet Finance VI Luxembourg SCA Reg S 4.88%, 07/15/21 (c)	85,050
USD	200,000	Ultrapar International SA 144A 5.25%, 10/06/26	212,752
	300,000	VTB Bank SA 144A 6.95%, 10/17/22	319,860
			9,942,328
Mauritius: 0.4%
	200,000	MTN Mauritius Investments Ltd. 144A 4.76%, 11/11/24	202,972
	200,000	Neerg Energy Ltd. 144A 6.00%, 02/13/20 (c)	198,800
			401,772
Mexico: 1.3%
	200,000	BBVA Bancomer SA 144A 5.13% (US Treasury Yield Curve Rate T 5 Year+2.65%), 01/17/28 (c)	193,000
		Cemex SAB de CV 144A
	200,000	5.70%, 01/11/20 (c)	205,750
	150,000	6.13%, 05/05/20 (c)	155,700
	100,000	7.75%, 04/16/21 (c)	108,375
	200,000	Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (c)	210,900
	200,000	Grupo KUO SAB De CV 144A 5.75%, 07/07/22 (c) †	201,502
	200,000	Nemak SAB de CV 144A 4.75%, 01/23/21 (c)	203,500
		Unifin Financiera SA de CV 144A
	100,000	7.00%, 07/15/21 (c)	96,876
	100,000	7.25%, 09/27/20 (c) †	103,120
			1,478,723
Netherlands: 11.8%
	200,000	Cimpor Financial Operations BV 144A 5.75%, 09/03/19 (c) †	178,940
EUR	310,000	Constellium NV Reg S 4.63%, 08/08/19 (c)	347,749
	125,000	Ferrovial Netherlands BV Reg S 2.12% (EUR Swap Annual 5 Year+2.13%), 02/04/23 (c)	133,953
USD	200,000	Fiat Chrysler Automobiles NV 5.25%, 04/15/23	210,500
EUR	200,000	Fiat Chrysler Automobiles NV Reg S 3.75%, 03/29/24	250,528
USD	200,000	Greenko Dutch BV 144A 5.25%, 07/24/20 (c)	201,022
	200,000	GTH Finance BV 144A 7.25%, 01/26/23 (c) †	222,172
	200,000	IHS Netherlands Holdco BV 144A 9.50%, 09/03/19 (c)	207,471
	200,000	Indo Energy Finance II BV 144A 6.38%, 09/03/19 (c)	202,250
EUR	100,000	Intertrust Group BV Reg S 3.38%, 11/15/21 (c)	118,628
	200,000	InterXion Holding NV Reg S 4.75%, 06/15/21 (c)	242,880
	100,000	IPD 3 BV Reg S 4.50%, 08/12/19 (c)	114,133
USD	150,000	Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	192,723
	200,000	Marfrig Holding Europe BV 144A 8.00%, 09/02/19 (c)	208,252
		Metinvest BV 144A
	150,000	7.75%, 01/23/23 (c)	157,522
	100,000	8.50%, 01/23/26 (c)	106,670
	250,000	Mong Duong Finance Holdings BV 144A 5.13%, 05/07/23 (c)	253,039
EUR	200,000	Naturgy Finance BV Reg S 4.13% (EUR Swap Annual 8 Year+3.35%), 11/18/22 (c)	241,251
USD	200,000	Nostrum Oil & Gas Finance BV 144A 8.00%, 08/12/19 (c)	125,961
EUR	125,000	Nyrstar Netherlands Holdings BV Reg S 6.88%, 03/15/20 (c)	57,479
	100,000	OCI NV Reg S 5.00%, 04/15/20 (c)	117,481
		Petrobras Global Finance BV
USD	71,000	4.38%, 05/20/23	73,822
	450,000	5.30%, 01/27/25	486,022
	150,000	5.75%, 02/01/29	161,700
	575,000	6.00%, 01/27/28	628,762
	200,000	6.25%, 03/17/24	223,410
	275,000	6.85%, 06/05/15	299,640
	100,000	6.88%, 01/20/40	113,575
	150,000	6.90%, 03/19/49	168,877
	300,000	7.25%, 03/17/44	352,200
	400,000	7.38%, 01/17/27	474,264
	44,000	8.38%, 05/23/21 †	48,565
	330,000	8.75%, 05/23/26	415,140
EUR	41,000	Phoenix PIB Dutch Finance BV Reg S 3.63%, 07/30/21	48,637
	300,000	Repsol International Finance BV Reg S 3.88% (EUR Swap Annual 6 Year+3.56%), 03/25/21 (c)	350,996
	300,000	Saipem Finance International BV Reg S 3.75%, 09/08/23	374,478
	125,000	Samvardhana Motherson Automotive Systems Group BV Reg S 1.80%, 07/06/24	128,745
	125,000	Selecta Group BV Reg S 5.88%, 02/01/20 (c)	144,975
	200,000	Sigma Holdco BV Reg S 5.75%, 05/15/21 (c)	213,776
USD	150,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC 144A 7.00%, 07/15/21 (c)	158,437
EUR	400,000	Stichting Afwikkeling Onderhandse Schulden SNS REAAL Reg S 11.25% (EUR Swap Annual 5 Year+9.76%), 11/27/19 (c) (d)	3,875
		Telefonica Europe BV Reg S
	200,000	2.63% (EUR Swap Annual 5 Year+2.33%), 03/07/23 (c)	225,594
	200,000	3.00% (EUR Swap Annual 5 Year+2.45%), 09/04/23 (c)	228,297
	200,000	3.75% (EUR Swap Annual 5 Year+3.86%), 03/15/22 (c)	235,486
	100,000	3.88% (EUR Swap Annual 8 Year+2.97%), 06/22/26 (c)	117,108
GBP	100,000	6.75% (GBP Swap 5 Year+4.46%), 11/26/20 (c)	130,199
EUR	175,000	TenneT Holding BV Reg S 3.00% (EUR Swap Annual 5 Year+2.53%), 03/01/24 (c)	209,278
		Teva Pharmaceutical Finance Netherlands II BV Reg S
	250,000	1.13%, 10/15/24	226,671
	100,000	1.25%, 12/31/22 (c)	97,495
	100,000	1.63%, 10/15/28	81,413
	100,000	1.88%, 12/31/26 (c)	85,232
		Teva Pharmaceutical Finance Netherlands III BV
USD	380,000	2.20%, 07/21/21	358,036
	400,000	2.80%, 07/21/23	347,752
	475,000	3.15%, 10/01/26	371,634
	250,000	4.10%, 10/01/46	167,171
	250,000	6.00%, 01/15/24 (c)	231,925
	200,000	6.75%, 12/01/27 (c) †	179,750
EUR	160,000	United Group BV Reg S 4.38%, 08/12/19 (c)	182,727
USD	100,000	UPC Holding BV 144A 5.50%, 10/15/22 (c)	102,250
		VEON Holdings BV 144A
	100,000	3.95%, 03/16/21 (c)	101,094
	100,000	7.50%, 03/01/22	109,955
	200,000	VTR Finance BV 144A 6.88%, 08/12/19 (c)	207,250
EUR	25,989	Ziggo Bond Co. BV Reg S 7.13%, 08/30/19 (c)	30,296
		Ziggo BV Reg S
	200,000	3.75%, 01/15/20 (c)	230,081
	100,000	4.25%, 01/15/22 (c)	119,763
USD	350,000	Ziggo Secured Finance BV 144A 5.50%, 01/15/22 (c)	359,187
			13,496,144
Nigeria: 0.2%
	200,000	Zenith Bank Plc 144A 7.38%, 05/30/22	215,222

Norway: 0.1%
	150,000	Aker BP ASA 144A 6.00%, 09/02/19 (c)	154,875

Oman: 0.2%
	200,000	Bank Muscat SAOG Reg S 4.88%, 03/14/23 †	201,769

Panama: 0.2%
	200,000	AES Panama SRL 144A 6.00%, 09/02/19 (c)	205,752

Peru: 0.3%
	200,000	Orazul Energy Egenor S. en C. por A. 144A 5.63%, 04/28/22 (c)	204,500
	100,000	Volcan Cia Minera SAA 144A 5.38%, 02/02/22	104,250
			308,750
Portugal: 0.3%
EUR	100,000	Caixa Geral de Depositos SA Reg S 5.75% (EUR Swap Annual 5 Year+5.50%), 06/28/23 (c)	124,582
	200,000	EDP - Energias de Portugal SA Reg S 5.38% (EUR Swap Annual 5 Year+5.04%), 03/16/21 (c)	239,910
			364,492
Singapore: 0.7%
USD	250,000	ABJA Investment Co. Pte Ltd. Reg S 5.95%, 07/31/24	263,760
	150,000	Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (c) (d)	1,875
	200,000	Marble II Pte Ltd. 144A 5.30%, 06/20/20 (c)	202,202
	200,000	Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/22 (c)	200,183
	200,000	Theta Capital Pte Ltd. Reg S 6.75%, 10/31/21 (c) †	184,544
			852,564
South Africa: 0.9%
		Eskom Holdings SOC Ltd. 144A
	200,000	5.75%, 01/26/21	200,969
	200,000	6.75%, 08/06/23	206,889
	100,000	7.13%, 02/11/25	104,041
	100,000	8.45%, 08/10/28 †	110,653
	200,000	FirstRand Bank Ltd. Reg S 6.25% (USD Swap Semi 30/360 5 Year+3.56%), 04/23/23 (c)	210,642
	128,340	South Africa Ltd. 144A 3.00% 12/31/22	1,283
	200,000	Transnet SOC Ltd. 144A 4.00%, 07/26/22	200,492
			1,034,969
South Korea: 0.2%
	200,000	Woori Bank 144A 4.50% (US Treasury Yield Curve Rate T 5 Year+3.31%), 09/27/21 (c)	204,011
Spain: 1.3%
EUR	100,000	Abanca Corp Bancaria SA Reg S 6.13% (EUR Swap Annual 5 Year+5.93%), 01/18/24 (c)	119,197
USD	63,204	Abengoa Abenewco 2 SAU Reg S 1.25% 03/31/23 #	948
EUR	100,000	Abengoa SA 03/31/27 (s)	852
	200,000	Banco de Sabadell SA Reg S 5.63%, 05/06/26	259,144
		Bankia SA Reg S
	200,000	3.38% (EUR Swap Annual 5 Year+3.35%), 03/15/22 (c)	236,233
	100,000	3.75% (EUR Swap Annual 5 Year+3.62%), 02/15/24 (c)	119,932
	200,000	Cellnex Telecom SAU Reg S 3.13%, 07/27/22	241,202
	100,000	El Corte Ingles SA Reg S 3.00%, 10/15/20 (c)	117,051
	175,000	Grifols SA Reg S 3.20%, 05/01/20 (c)	201,163
	125,000	Grupo Antolin-Irausa SA Reg S 3.25%, 04/30/20 (c)	124,759
		Grupo Isolux Corsan SA
	302	0.25%, 08/30/19 (c) (d)	1
	56,417	6.00%, 08/30/19 (c) (d)	503
	100,000	Obrascon Huarte Lain SA Reg S 5.50%, 08/30/19 (c)	77,323
			1,498,308
Sweden: 1.6%
	175,000	Akelius Residential Property AB Reg S 3.88% (+3.49%), 07/08/23 (c)	206,583
	100,000	Corral Petroleum Holdings AB Reg S 13.25% 08/15/19 (c)	117,999
	100,000	Dometic Group AB Reg S 3.00%, 04/08/26 (c)	113,616
	300,000	Intrum AB Reg S 3.13%, 07/15/20 (c)	339,615
USD	200,000	Stena AB 144A 7.00%, 02/01/24 †	197,000
EUR	300,000	Telefonaktiebolaget LM Ericsson Reg S 1.88%, 03/01/24	354,202
	200,000	Verisure Midholding AB Reg S 5.75%, 12/01/19 (c)	230,245
		Volvo Car AB Reg S
	100,000	2.00%, 10/24/24 (c)	113,906
	100,000	3.25%, 05/18/21	117,713
			1,790,879
Turkey: 3.2%
		Akbank TAS 144A
USD	125,000	5.00%, 10/24/22	122,018
	150,000	5.13%, 03/31/25 †	139,734
	200,000	Arcelik AS 144A 5.00%, 04/03/23	196,800
	200,000	Finansbank AS 144A 4.88%, 05/19/22	196,492
	200,000	KOC Holding AS 144A 5.25%, 12/15/22 (c)	197,753
	200,000	TC Ziraat Bankasi AS 144A 5.13%, 05/03/22	190,023
	100,000	Turk Telekomunikasyon AS 144A 4.88%, 06/19/24	95,891
	200,000	Turkcell Iletisim Hizmetleri AS 144A 5.80%, 01/11/28 (c)	188,424
	400,000	Turkiye Garanti Bankasi AS 144A 5.25%, 09/13/22	395,038
	200,000	Turkiye Halk Bankasi AS 144A 4.75%, 02/11/21	187,210
		Turkiye Is Bankasi AS 144A
	425,000	6.00%, 10/24/22	402,156
	250,000	6.13%, 04/25/24	234,591
	200,000	Turkiye Sinai Kalkinma Bankasi AS Reg S 5.50%, 01/16/23 †	187,223
	200,000	Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 12/14/25 (c)	202,752
		Turkiye Vakiflar Bankasi TAO 144A
	125,000	5.50%, 10/27/21	122,158
	100,000	5.75%, 01/30/23	94,201
	100,000	6.00%, 11/01/22	93,558
		Yapi ve Kredi Bankasi AS 144A
	100,000	5.50%, 12/06/22	94,909
	150,000	5.75%, 02/24/22	147,639
	100,000	5.85%, 06/21/24	93,931
	100,000	8.50% (USD Swap Semi 30/360 5 Year+7.40%), 03/09/21 (c)	97,214
			3,679,715
United Arab Emirates: 0.2%
	200,000	Oztel Holdings SPC Ltd. 144A 5.63%, 10/24/23 †	207,727
United Kingdom: 8.6%
		AngloGold Ashanti Holdings Plc
	125,000	5.13%, 08/01/22	131,299
	100,000	6.50%, 04/15/40	108,803
GBP	200,000	Ardonagh Midco 3 Plc Reg S 8.38%, 07/15/20 (c) †	228,363
	100,000	Arqiva Broadcast Finance Plc Reg S 6.75%, 09/30/20 (c)	131,354
USD	200,000	Aston Martin Capital Holdings Ltd. 144A 6.50%, 09/02/19 (c) †	186,040
	100,000	Barclays Bank Plc 6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (c)	105,125
GBP	100,000	Boparan Finance Plc Reg S 5.50%, 08/12/19 (c)	65,581
	100,000	Centrica Plc Reg S 5.25% (GBP Swap 5 Year+3.61%), 04/10/25 (c)	128,567
	150,000	Co-operative Group Holdings 2011 Ltd. Reg S 7.50%, 07/08/26 (s)	208,778
USD	150,000	Delphi Technologies Plc 144A 5.00%, 10/01/25	133,137
	200,000	Drax Finco Plc 144A 6.63%, 05/01/21 (c)	209,000
	200,000	DTEK Finance Plc 10.75% 09/02/19 (c)	210,066
	200,000	eG Global Finance PLC 144A 6.75%, 05/15/21 (c)	201,500
GBP	100,000	EI Group Plc Reg S 6.38%, 08/30/19 (c)	125,374
USD	300,000	Evraz Plc 144A 5.38%, 03/20/23	317,850
GBP	150,000	GKN Holdings Plc Reg S 5.38%, 09/19/22	201,688
	150,000	Heathrow Finance Plc Reg S 5.75%, 03/03/25	201,786
USD	200,000	Inmarsat Finance Plc 144A 4.88%, 09/03/19 (c)	202,604
EUR	150,000	International Personal Finance Plc Reg S 5.75%, 04/07/21	151,061
GBP	300,000	Jaguar Land Rover Automotive Plc 144A 5.00%, 02/15/22	352,207
EUR	200,000	Jaguar Land Rover Automotive Plc Reg S 2.20%, 01/15/24	189,400
GBP	110,000	Jerrold Finco Plc Reg S 6.25%, 09/15/19 (c)	136,313
USD	200,000	KCA Deutag Finance Plc 144A 7.25%, 09/03/19 (c)	139,500
GBP	100,000	Ladbrokes Group Finance Plc Reg S 5.13%, 09/16/22	129,120
EUR	100,000	LHC3 Plc Reg S 9.00% 08/15/20 (c)	115,456
		Lloyds Banking Group Plc 144A
USD	190,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (c)	199,975
	150,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (c) †	158,812
	200,000	MARB BondCo Plc 144A 6.88%, 01/19/21 (c)	205,500
GBP	100,000	Matalan Finance Plc Reg S 6.75%, 01/31/20 (c)	111,312
	100,000	Mclaren Finance Plc Reg S 5.00%, 08/12/19 (c)	115,225
EUR	150,000	Merlin Entertainments Plc Reg S 2.75%, 12/15/21 (c)	175,962
USD	80,000	Oschadbank 144A 9.38%, 03/10/23 (s)	84,121
EUR	200,000	OTE Plc Reg S 3.50%, 07/09/20	229,620
USD	100,000	Petra Diamonds US Treasury Plc 144A 7.25%, 09/03/19 (c)	94,000
EUR	100,000	Playtech Plc Reg S 3.75%, 10/12/20 (c)	116,267
USD	300,000	Polyus Finance Plc 144A 5.25%, 02/07/23	314,073
GBP	100,000	Shop Direct Funding Plc Reg S 7.75%, 11/15/19 (c)	111,027
USD	100,000	Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (c)	113,285
GBP	100,000	Stonegate Pub Co. Financing Plc Reg S 4.88%, 08/12/19 (c)	125,506
	100,000	Stretford 79 Plc Reg S 6.75%, 08/12/19 (c)	118,573
EUR	190,000	Thomas Cook Group Plc Reg S 6.25%, 08/30/19 (c)	60,132
	100,000	Titan Global Finance Plc Reg S 3.50%, 06/17/21	118,321
GBP	100,000	Travis Perkins Plc Reg S 4.38%, 09/15/21	127,483
USD	200,000	Tullow Oil Plc 144A 7.00%, 03/01/21 (c)	201,750
GBP	100,000	Twinkle Pizza Plc Reg S 6.63%, 08/12/19 (c)	107,803
USD	210,000	Ukraine Railways Via Shortline PLC Reg S 9.88%, 09/15/21	216,571
	500,000	Valaris plc 5.75%, 04/01/44 (c)	287,500
	200,000	Vedanta Resources Finance II Plc 144A 9.25%, 04/23/23 (c)	206,789
	450,000	Vedanta Resources Plc 144A 6.13%, 08/09/21 (c)	424,098
EUR	100,000	Virgin Media Finance Plc Reg S 4.50%, 01/15/20 (c)	115,463
		Virgin Media Secured Finance Plc 144A
USD	200,000	5.25%, 01/15/20 (c)	205,000
GBP	100,000	6.00%, 01/15/21 (c) (s)	136,829
		Virgin Media Secured Finance Plc Reg S
	275,000	4.88%, 01/15/21 (c)	348,621
	200,000	5.00%, 04/15/22 (c)	254,380
EUR	100,000	Viridian Group FinanceCo Plc / Viridian Power & Energy Reg S 4.00%, 09/15/20 (c)	113,808
GBP	150,000	William Hill PLC Reg S 4.88%, 09/07/23	194,631
EUR	100,000	Worldpay Finance Plc Reg S 3.75%, 08/01/19 (c)	124,849
			9,827,258
United States: 2.8%
USD	100,000	Calfrac Holdings LP 144A 8.50%, 06/15/21 (c)	68,000
	350,000	Cemex Finance LLC 144A 6.00%, 09/03/19 (c)	360,062
EUR	100,000	CGG Holding US, Inc. Reg S 7.88%, 05/01/20 (c)	119,841
USD	200,000	Cott Holdings, Inc. 144A 5.50%, 04/01/20 (c)	205,750
		DAE Funding LLC 144A
	150,000	4.00%, 09/03/19 (c)	151,500
	300,000	5.00%, 08/01/20 (c)	316,785
	150,000	Dresdner Funding Trust I 144A 8.15%, 06/30/29 (c)	204,600
		JBS USA LUX SA / JBS USA Finance, Inc. 144A
	100,000	5.75%, 06/15/20 (c)	103,625
	100,000	6.75%, 02/15/23 (c)	107,875
	150,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A 6.50%, 04/15/24 (c)	161,437
	100,000	Kronos Acquisition Holdings, Inc. 144A 9.00%, 09/03/19 (c)	86,500
		Mercer International, Inc.
	41,000	5.50%, 01/15/21 (c)	39,514
	100,000	6.50%, 02/01/20 (c)	101,375
	160,000	Navios Maritime Holdings, Inc. and Navios Maritime Finance II USA, Inc. 144A 7.38%, 09/02/19 (c)	108,800
	100,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (c)	130,000
	100,000	Resolute Forest Products, Inc. 5.88%, 09/03/19 (c) †	101,000
	253,364	Rio Oil Finance Trust 144A 9.25%, 07/06/24	285,037
	100,000	Stillwater Mining Co. 144A 7.13%, 06/27/21 (c)	101,291
	220,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 144A 6.50%, 07/15/22 (c)	240,079
	200,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	163,000
			3,156,071
Total Corporate Bonds (Cost: $114,943,359)			112,175,693

FOREIGN GOVERNMENT OBLIGATIONS: 0.7%
Azerbaijan: 0.2%
	200,000	State Oil Co. of the Azerbaijan Republic Reg S 4.75%, 03/13/23	209,595
Costa Rica: 0.2%
	200,000	Instituto Costarricense de Electricidad Reg S 6.95%, 11/10/21	210,500
Turkey: 0.3%
		Export Credit Bank of Turkey 144A
	100,000	5.00%, 09/23/21	98,045
	100,000	5.38%, 02/08/21	99,246
	200,000	6.13%, 05/03/24	194,374
			391,665
Total Foreign Government Obligations (Cost: $778,638)			811,760

Number of Shares
COMMON STOCK: 0.0% (Cost: $5,626)
United States: 0.0%
	988	Tervita Corp. * #	$4,872
WARRANTS: 0.0% (Cost: $10,977)
Spain: 0.0%
	138	Grupo Isolux Corsan SA (EUR 0.00, expiring 12/30/21) * # ∞	0
MONEY MARKET FUND: 0.3% (Cost: $385,754)
	385,754	Dreyfus Government Cash Management Fund - Institutional Shares	385,754
Total Investments Before Collateral for Securities Loaned: 99.3% (Cost: $116,124,354)			113,378,079

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.0%
Repurchase Agreements: 7.0%
USD	1,891,498	Repurchase agreement dated 7/31/19 with BofA Securities, Inc., 2.56%, due 8/1/19, proceeds $1,891,633; (collateralized by various U.S. government and agency obligations, 2.00% to 10.00%, due 8/15/19 to 7/1/49, valued at $1,929,328 including accrued interest)	1,891,498
	1,891,498	Repurchase agreement dated 7/31/19 with Daiwa Capital Markets America, Inc., 2.55%, due 8/1/19, proceeds $1,891,632; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 9/1/19 to 8/1/49, valued at $1,929,328 including accrued interest)	1,891,498
	386,978	Repurchase agreement dated 7/31/19 with HSBC Securities USA, Inc., 2.53%, due 8/1/19, proceeds $387,005; (collateralized by various U.S. government and agency obligations, 0.00% to 3.75%, due 7/31/21 to 11/15/45, valued at $394,718 including accrued interest)	386,978
	1,891,498	Repurchase agreement dated 7/31/19 with Morgan Stanley & Co. LLC, 2.57%, due 8/1/19, proceeds $1,891,633; (collateralized by various U.S. government and agency obligations, 3.00% to 4.50%, due 11/1/21 to 7/20/49, valued at $1,929,328 including accrued interest)	1,891,498
	1,891,498	Repurchase agreement dated 7/31/19 with Nomura Securities International, Inc., 2.55%, due 8/1/19, proceeds $1,891,632; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 9/1/19 to 6/20/69, valued at $1,929,328 including accrued interest)	1,891,498
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $7,952,970)			7,952,970
Total Investments: 106.3% (Cost: $124,077,324)			121,331,049
Liabilities in excess of other assets: (6.3)%			(7,196,416)
NET ASSETS: 100.0%			$114,134,633

Definitions:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,591,781.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $5,820 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $46,464,019, or 40.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	8.7%	$9,811,455
Communications	17.4	19,744,407
Consumer, Cyclical	9.4	10,656,693
Consumer, Non-cyclical	8.7	9,890,314
Diversified	0.7	747,040
Energy	9.9	11,272,172
Financial	30.3	34,365,514
Government	0.7	811,760
Industrial	8.3	9,372,099
Technology	0.8	880,922
Utilities	4.8	5,439,949
Money Market Fund	0.3	385,754
	100%	$113,378,079

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

Principal Amount		Value
FLOATING RATE NOTES: 99.5%
Australia: 5.0%
	Australia & New Zealand Banking Group Ltd. 144A
$400,000	2.88% (ICE LIBOR USD 3 Month+.32%), 11/09/20	$400,808
700,000	2.99% (ICE LIBOR USD 3 Month+.46%), 05/17/21	702,476
1,600,000	3.23% (ICE LIBOR USD 3 Month+.71%), 05/19/22	1,613,521
	Commonwealth Bank of Australia 144A
450,000	2.90% (ICE LIBOR USD 3 Month+.45%), 03/10/20	451,133
2,250,000	3.11% (ICE LIBOR USD 3 Month+.70%), 03/16/23	2,265,258
1,850,000	3.15% (ICE LIBOR USD 3 Month+.70%), 03/10/22	1,864,685
650,000	3.30% (ICE LIBOR USD 3 Month+.83%), 09/06/21	657,133
1,400,000	3.32% (ICE LIBOR USD 3 Month+.82%), 06/04/24	1,412,735
375,000	Macquarie Bank Ltd. 144A 3.38% (ICE LIBOR USD 3 Month+1.12%), 07/29/20	378,670
1,650,000	Macquarie Group Ltd. 144A 3.66% (ICE LIBOR USD 3 Month+1.35%), 03/27/23 (c)	1,670,884
	National Australia Bank Ltd. 144A
450,000	2.69% (ICE LIBOR USD 3 Month+.35%), 01/12/21	451,154
1,570,000	2.94% (ICE LIBOR USD 3 Month+.60%), 04/12/23	1,575,959
1,000,000	3.03% (ICE LIBOR USD 3 Month+.51%), 05/22/20	1,004,045
550,000	3.23% (ICE LIBOR USD 3 Month+.89%), 01/10/22	557,004
1,580,000	3.24% (ICE LIBOR USD 3 Month+.72%), 05/22/22	1,593,610
300,000	3.28% (ICE LIBOR USD 3 Month+.71%), 11/04/21	302,470
575,000	3.34% (ICE LIBOR USD 3 Month+1.00%), 07/12/21	582,958
	Westpac Banking Corp.
414,000	2.62% (ICE LIBOR USD 3 Month+.34%), 01/25/21	414,928
520,000	2.80% (ICE LIBOR USD 3 Month+.28%), 05/15/20	521,055
450,000	2.90% (ICE LIBOR USD 3 Month+.43%), 03/06/20	451,190
1,550,000	2.91% (ICE LIBOR USD 3 Month+.57%), 01/11/23	1,554,848
1,575,000	3.04% (ICE LIBOR USD 3 Month+.71%), 06/28/22	1,589,031
450,000	3.19% (ICE LIBOR USD 3 Month+.85%), 01/11/22	455,768
2,150,000	3.24% (ICE LIBOR USD 3 Month+.72%), 05/15/23	2,167,589
1,550,000	3.29% (ICE LIBOR USD 3 Month+.77%), 02/26/24	1,562,230
535,000	3.37% (ICE LIBOR USD 3 Month+.85%), 08/19/21	541,162
		26,742,304
Canada: 4.1%
	Bank of Montreal
850,000	2.64% (ICE LIBOR USD 3 Month+.34%), 07/13/20	852,221
800,000	2.76% (ICE LIBOR USD 3 Month+.46%), 04/13/21	803,378
625,000	2.85% (ICE LIBOR USD 3 Month+.44%), 06/15/20	627,156
1,500,000	2.90% (ICE LIBOR USD 3 Month+.57%), 03/26/22	1,507,252
580,000	3.31% (ICE LIBOR USD 3 Month+.79%), 08/27/21	586,560
	Bank of Nova Scotia
375,000	2.59% (ICE LIBOR USD 3 Month+.29%), 01/08/21	375,609
775,000	2.72% (ICE LIBOR USD 3 Month+.44%), 04/20/21	777,817
1,525,000	3.11% (ICE LIBOR USD 3 Month+.64%), 03/07/22	1,536,299
	Canadian Imperial Bank of Commerce
650,000	2.58% (ICE LIBOR USD 3 Month+.32%), 02/02/21	650,911
351,000	2.60% (ICE LIBOR USD 3 Month+.31%), 10/05/20	352,022
1,550,000	3.11% (ICE LIBOR USD 3 Month+.66%), 09/13/23	1,553,455
1,550,000	3.13% (ICE LIBOR USD 3 Month+.72%), 06/16/22	1,566,546
	Enbridge, Inc.
546,000	2.74% (ICE LIBOR USD 3 Month+.40%), 01/10/20	546,253
320,000	3.11% (ICE LIBOR USD 3 Month+.70%), 06/15/20	320,848
435,000	National Bank of Canada 3.00% (ICE LIBOR USD 3 Month+.56%), 05/12/20 (c)	436,701
	Royal Bank of Canada
350,000	2.51% (ICE LIBOR USD 3 Month+.24%), 10/26/20	350,664
500,000	2.58% (ICE LIBOR USD 3 Month+.30%), 07/22/20	501,252
1,550,000	2.66% (ICE LIBOR USD 3 Month+.39%), 04/30/21	1,555,024
1,500,000	2.73% (ICE LIBOR USD 3 Month+.47%), 04/29/22	1,503,802
450,000	2.90% (ICE LIBOR USD 3 Month+.38%), 03/02/20	451,012
1,550,000	2.98% (ICE LIBOR USD 3 Month+.73%), 02/01/22	1,564,607
375,000	2.99% (ICE LIBOR USD 3 Month+.52%), 03/06/20	376,166
	Toronto-Dominion Bank
529,000	2.52% (ICE LIBOR USD 3 Month+.24%), 01/25/21	529,580
650,000	2.67% (ICE LIBOR USD 3 Month+.26%), 09/17/20	651,328
630,000	2.73% (ICE LIBOR USD 3 Month+.28%), 06/11/20	631,370
800,000	2.88% (ICE LIBOR USD 3 Month+.43%), 06/11/21	803,806
577,000	3.30% (ICE LIBOR USD 3 Month+1.00%), 04/07/21	584,950
		21,996,589
Cayman Islands: 0.7%
	Tencent Holdings Ltd. 144A
1,375,000	2.91% (ICE LIBOR USD 3 Month+.60%), 01/19/23	1,367,581
2,400,000	3.25% (ICE LIBOR USD 3 Month+.91%), 04/11/24	2,408,743
		3,776,324
China / Hong Kong: 0.1%
525,000	AIA Group Ltd. 144A 2.91% (ICE LIBOR USD 3 Month+.52%), 08/20/21 (c)	525,525
300,000	Industrial & Commercial Bank of China Ltd. 3.31% (ICE LIBOR USD 3 Month+.75%), 11/08/20	300,648
		826,173
Finland: 0.1%
500,000	Nordea Bank Abp 144A 2.99% (ICE LIBOR USD 3 Month+.47%), 05/29/20	501,689

France: 1.5%
375,000	Banque Federative du Credit Mutuel SA 144A 2.77% (ICE LIBOR USD 3 Month+.49%), 07/20/20	376,223
1,925,000	BPCE SA 3.40% (ICE LIBOR USD 3 Month+.88%), 05/31/22	1,940,979
	BPCE SA 144A
1,525,000	3.68% (ICE LIBOR USD 3 Month+1.24%), 09/12/23	1,543,570
1,550,000	3.74% (ICE LIBOR USD 3 Month+1.22%), 05/22/22	1,571,176
	Credit Agricole SA 144A
1,600,000	3.30% (ICE LIBOR USD 3 Month+1.02%), 04/24/23	1,609,465
300,000	3.42% (ICE LIBOR USD 3 Month+.97%), 06/10/20	302,236
500,000	Societe Generale SA 144A 3.63% (ICE LIBOR USD 3 Month+1.33%), 04/08/21	507,766
		7,851,415
Germany: 0.6%
	Deutsche Bank AG
627,000	3.09% (ICE LIBOR USD 3 Month+.81%), 01/22/21	619,729
450,000	3.27% (ICE LIBOR USD 3 Month+.97%), 07/13/20	448,938
1,465,000	3.71% (ICE LIBOR USD 3 Month+1.19%), 11/16/22	1,423,823
500,000	3.86% (ICE LIBOR USD 3 Month+1.29%), 02/04/21	497,388
		2,989,878
Italy: 0.2%
875,000	UniCredit SpA 144A 6.20% (ICE LIBOR USD 3 Month+3.90%), 01/14/22	916,883

Japan: 7.6%
	Mitsubishi UFJ Financial Group, Inc.
800,000	2.92% (ICE LIBOR USD 3 Month+.65%), 07/26/21	802,908
3,050,000	3.07% (ICE LIBOR USD 3 Month+.79%), 07/25/22	3,066,343
5,000,000	3.13% (ICE LIBOR USD 3 Month+.86%), 07/26/23	5,022,072
1,550,000	3.17% (ICE LIBOR USD 3 Month+.70%), 03/07/22	1,556,101
2,089,000	3.26% (ICE LIBOR USD 3 Month+.74%), 03/02/23	2,089,499
1,564,000	3.44% (ICE LIBOR USD 3 Month+.92%), 02/22/22	1,577,928
1,085,000	3.51% (ICE LIBOR USD 3 Month+1.06%), 09/13/21	1,097,770
800,000	4.40% (ICE LIBOR USD 3 Month+1.88%), 03/01/21	819,285
	Mizuho Financial Group, Inc.
2,450,000	3.27% (ICE LIBOR USD 3 Month+.79%), 03/05/23	2,458,182
3,500,000	3.33% (ICE LIBOR USD 3 Month+.88%), 09/11/22	3,520,582
2,025,000	3.45% (ICE LIBOR USD 3 Month+1.00%), 09/11/23 (c)	2,044,537
3,750,000	3.46% (ICE LIBOR USD 3 Month+.94%), 02/28/22	3,780,927
1,075,000	3.59% (ICE LIBOR USD 3 Month+1.14%), 09/13/21	1,088,495
400,000	Mizuho Financial Group, Inc. 144A 3.82% (ICE LIBOR USD 3 Month+1.48%), 04/12/21	406,939
	Sumitomo Mitsui Banking Corp.
975,000	2.65% (ICE LIBOR USD 3 Month+.35%), 01/17/20	976,262
400,000	2.69% (ICE LIBOR USD 3 Month+.37%), 10/16/20	400,798
	Sumitomo Mitsui Financial Group, Inc.
1,550,000	3.04% (ICE LIBOR USD 3 Month+.74%), 10/18/22	1,554,092
1,550,000	3.04% (ICE LIBOR USD 3 Month+.74%), 01/17/23	1,552,766
1,425,000	3.12% (ICE LIBOR USD 3 Month+.78%), 07/12/22	1,430,802
2,575,000	3.12% (ICE LIBOR USD 3 Month+.80%), 10/16/23	2,582,208
1,550,000	3.16% (ICE LIBOR USD 3 Month+.86%), 07/19/23	1,559,571
575,000	3.43% (ICE LIBOR USD 3 Month+1.11%), 07/14/21	581,944
571,000	3.44% (ICE LIBOR USD 3 Month+1.14%), 10/19/21	579,169
		40,549,180
Luxembourg: 0.1%
325,000	Allergan Funding SCS 3.69% (ICE LIBOR USD 3 Month+1.25%), 03/12/20	327,037

Netherlands: 2.9%
	ABN AMRO Bank NV 144A
500,000	2.71% (ICE LIBOR USD 3 Month+.41%), 01/19/21	501,060
1,100,000	3.09% (ICE LIBOR USD 3 Month+.57%), 08/27/21	1,105,319
1,250,000	BNG Bank NV 144A 2.40% (ICE LIBOR USD 3 Month+.10%), 07/14/20	1,250,959
	Cooperatieve Rabobank UA
825,000	2.70% (ICE LIBOR USD 3 Month+.43%), 04/26/21	827,887
550,000	3.17% (ICE LIBOR USD 3 Month+.83%), 01/10/22	555,887
	ING Groep NV
1,550,000	3.32% (ICE LIBOR USD 3 Month+1.00%), 10/02/23	1,554,521
3,050,000	3.48% (ICE LIBOR USD 3 Month+1.15%), 03/29/22	3,090,145
	Nederlandse Waterschapsbank NV 144A
800,000	2.55% (ICE LIBOR USD 3 Month+.03%), 02/24/20	800,442
300,000	2.56% (ICE LIBOR USD 3 Month+.01%), 11/10/20	299,927
	Shell International Finance BV
1,550,000	2.94% (ICE LIBOR USD 3 Month+.40%), 11/13/23	1,549,954
500,000	2.99% (ICE LIBOR USD 3 Month+.45%), 05/11/20	501,723
	Siemens Financieringsmaatschappij NV 144A
525,000	2.75% (ICE LIBOR USD 3 Month+.34%), 03/16/20	525,891
2,600,000	3.02% (ICE LIBOR USD 3 Month+.61%), 03/16/22	2,616,060
		15,179,775
New Zealand: 0.3%
1,570,000	ASB Bank Ltd. 144A 3.40% (ICE LIBOR USD 3 Month+.97%), 06/14/23	1,587,422

Norway: 0.1%
450,000	DNB Bank ASA 144A 2.69% (ICE LIBOR USD 3 Month+.37%), 10/02/20	451,017

Singapore: 0.8%
1,550,000	BOC Aviation Ltd. 144A 3.46% (ICE LIBOR USD 3 Month+1.12%), 08/26/23 (c)	1,556,681
	DBS Group Holdings Ltd. 144A
900,000	2.90% (ICE LIBOR USD 3 Month+.62%), 07/25/22	904,532
950,000	2.94% (ICE LIBOR USD 3 Month+.49%), 06/08/20	951,345
700,000	United Overseas Bank Ltd. 144A 2.74% (ICE LIBOR USD 3 Month+.48%), 04/23/21	701,407
		4,113,965
South Korea: 0.1%
400,000	KEB Hana Bank 144A 3.04% (ICE LIBOR USD 3 Month+.72%), 04/05/20	400,802

Spain: 0.9%
	Banco Santander SA
1,550,000	3.46% (ICE LIBOR USD 3 Month+1.12%), 04/12/23	1,558,363
1,570,000	3.61% (ICE LIBOR USD 3 Month+1.09%), 02/23/23	1,574,017
1,550,000	3.90% (ICE LIBOR USD 3 Month+1.56%), 04/11/22	1,578,936
		4,711,316
Sweden: 0.9%
1,250,000	Skandinaviska Enskilda Banken AB 144A 2.96% (ICE LIBOR USD 3 Month+.43%), 05/17/21	1,254,513
	Svenska Handelsbanken AB
350,000	2.81% (ICE LIBOR USD 3 Month+.36%), 09/08/20	351,025
1,325,000	2.99% (ICE LIBOR USD 3 Month+.47%), 05/24/21	1,331,601
1,675,000	Swedbank AB 144A 3.13% (ICE LIBOR USD 3 Month+.70%), 03/14/22	1,669,801
		4,606,940
Switzerland: 2.6%
	Credit Suisse Group AG 144A
1,400,000	3.63% (ICE LIBOR USD 3 Month+1.20%), 12/14/22 (c)	1,409,958
2,225,000	3.68% (ICE LIBOR USD 3 Month+1.24%), 06/12/23 (c)	2,239,496
	UBS AG 144A
647,000	3.00% (ICE LIBOR USD 3 Month+.48%), 11/01/20 (c)	649,213
1,275,000	3.03% (ICE LIBOR USD 3 Month+.58%), 05/08/20 (c)	1,279,979
515,000	UBS Group Funding Jersey Ltd. 144A 3.78% (ICE LIBOR USD 3 Month+1.53%), 02/01/22	528,431
	UBS Group Funding Switzerland AG 144A
3,800,000	3.47% (ICE LIBOR USD 3 Month+.95%), 08/15/22 (c)	3,815,960
3,045,000	3.74% (ICE LIBOR USD 3 Month+1.22%), 05/23/22 (c)	3,083,368
1,030,000	4.08% (ICE LIBOR USD 3 Month+1.78%), 04/14/21	1,053,845
		14,060,250
United Kingdom: 7.0%
	Barclays Plc
675,000	2.80% (ICE LIBOR USD 3 Month+.46%), 12/11/20 (c)	674,300
2,300,000	3.95% (ICE LIBOR USD 3 Month+1.43%), 02/15/22 (c)	2,303,613
2,200,000	3.96% (ICE LIBOR USD 3 Month+1.62%), 01/10/22 (c)	2,213,637
1,050,000	4.66% (ICE LIBOR USD 3 Month+2.11%), 08/10/21	1,074,540
750,000	BP Capital Markets Plc 2.77% (ICE LIBOR USD 3 Month+.25%), 11/24/20	750,960
997,000	Credit Suisse Group Funding Guernsey Ltd. 4.59% (ICE LIBOR USD 3 Month+2.29%), 04/16/21	1,027,504
400,000	Diageo Capital Plc 2.76% (ICE LIBOR USD 3 Month+.24%), 05/18/20	400,399
850,000	GlaxoSmithKline Capital Plc 2.88% (ICE LIBOR USD 3 Month+.35%), 05/14/21	852,421
	HSBC Holdings Plc
2,100,000	3.09% (ICE LIBOR USD 3 Month+.65%), 09/11/20 (c)	2,105,402
2,100,000	3.12% (ICE LIBOR USD 3 Month+.60%), 05/18/20 (c)	2,102,917
6,010,000	3.52% (ICE LIBOR USD 3 Month+1.00%), 05/18/23 (c)	6,042,097
1,350,000	3.79% (ICE LIBOR USD 3 Month+1.50%), 01/05/22	1,379,972
1,050,000	4.18% (ICE LIBOR USD 3 Month+1.66%), 05/25/21	1,072,660
1,050,000	4.69% (ICE LIBOR USD 3 Month+2.24%), 03/08/21	1,079,991
1,200,000	Lloyds Bank Plc 3.06% (ICE LIBOR USD 3 Month+.49%), 05/07/21	1,200,125
350,000	Lloyds Banking Group Plc 3.19% (ICE LIBOR USD 3 Month+.80%), 06/21/21	351,074
2,275,000	Reckitt Benckiser Treasury Services Plc 144A 2.90% (ICE LIBOR USD 3 Month+.56%), 06/24/22	2,271,473
4,450,000	Royal Bank of Scotland Group Plc 3.99% (ICE LIBOR USD 3 Month+1.47%), 05/15/22 (c)	4,467,870
	Santander UK Plc
750,000	3.14% (ICE LIBOR USD 3 Month+.62%), 06/01/21	751,397
550,000	3.18% (ICE LIBOR USD 3 Month+.66%), 11/15/21	551,185
1,535,000	Standard Chartered Plc 144A 3.43% (ICE LIBOR USD 3 Month+1.15%), 01/20/22 (c)	1,538,277
3,094,000	Vodafone Group Plc 3.31% (ICE LIBOR USD 3 Month+.99%), 01/16/24	3,122,210
		37,334,024
United States: 63.9%
	American Express Co.
350,000	2.60% (ICE LIBOR USD 3 Month+.33%), 09/29/20 (c)	350,597
850,000	3.05% (ICE LIBOR USD 3 Month+.53%), 04/17/21 (c)	852,552
2,550,000	3.14% (ICE LIBOR USD 3 Month+.62%), 04/20/22 (c)	2,560,084
1,050,000	3.17% (ICE LIBOR USD 3 Month+.60%), 10/05/21 (c)	1,055,297
1,525,000	3.33% (ICE LIBOR USD 3 Month+.75%), 07/03/23 (c)	1,532,729
370,000	American Express Credit Corp. 3.48% (ICE LIBOR USD 3 Month+1.05%), 08/14/20 (c)	373,488
	American Honda Finance Corp.
450,000	2.67% (ICE LIBOR USD 3 Month+.26%), 06/16/20	450,862
350,000	2.67% (ICE LIBOR USD 3 Month+.15%), 02/21/20	350,239
350,000	2.87% (ICE LIBOR USD 3 Month+.34%), 02/14/20	350,551
	Apple, Inc.
350,000	2.61% (ICE LIBOR USD 3 Month+.07%), 05/11/20	350,138
350,000	2.77% (ICE LIBOR USD 3 Month+.20%), 02/07/20	350,364
350,000	2.81% (ICE LIBOR USD 3 Month+.25%), 02/07/20	350,389
385,000	2.84% (ICE LIBOR USD 3 Month+.30%), 05/06/20 †	385,807
2,300,000	2.89% (ICE LIBOR USD 3 Month+.35%), 05/11/22	2,311,558
3,050,000	3.06% (ICE LIBOR USD 3 Month+.50%), 02/09/22	3,077,717
555,000	3.65% (ICE LIBOR USD 3 Month+1.13%), 02/23/21	564,222
	AT&T, Inc.
225,000	2.95% (ICE LIBOR USD 3 Month+.65%), 01/15/20	225,486
1,575,000	3.25% (ICE LIBOR USD 3 Month+.95%), 07/15/21	1,590,182
481,000	3.26% (ICE LIBOR USD 3 Month+.93%), 06/30/20	484,128
1,575,000	3.27% (ICE LIBOR USD 3 Month+.75%), 06/01/21	1,582,873
10,400,000	3.62% (ICE LIBOR USD 3 Month+1.18%), 06/12/24	10,599,429
1,800,000	Athene Global Funding 144A 3.56% (ICE LIBOR USD 3 Month+1.23%), 07/01/22	1,815,862
180,000	Aviation Capital Group LLC 144A 3.47% (ICE LIBOR USD 3 Month+.95%), 06/01/21	181,067
	Bank of America Corp.
615,000	2.64% (ICE LIBOR USD 3 Month+.38%), 01/23/21 (c)	614,651
1,050,000	2.94% (ICE LIBOR USD 3 Month+.66%), 07/21/20 (c)	1,053,634
775,000	2.97% (ICE LIBOR USD 3 Month+.65%), 10/01/20 (c)	778,045
2,575,000	3.00% (ICE LIBOR USD 3 Month+.65%), 06/25/21 (c)	2,586,054
1,525,000	3.22% (ICE LIBOR USD 3 Month+.96%), 07/23/23 (c)	1,537,261
4,525,000	3.27% (ICE LIBOR USD 3 Month+.79%), 03/05/23 (c)	4,529,983
4,525,000	3.28% (ICE LIBOR USD 3 Month+1.00%), 04/24/22 (c)	4,566,029
4,525,000	3.34% (ICE LIBOR USD 3 Month+.77%), 02/05/25 (c)	4,476,777
2,218,000	3.44% (ICE LIBOR USD 3 Month+1.16%), 01/20/22 (c)	2,246,338
1,500,000	3.46% (ICE LIBOR USD 3 Month+1.18%), 10/21/21 (c)	1,520,908
575,000	3.72% (ICE LIBOR USD 3 Month+1.42%), 04/19/21	585,815
	Bank of America NA
1,125,000	2.77% (ICE LIBOR USD 3 Month+.25%), 08/28/19 (c)	1,125,345
319,000	2.87% (ICE LIBOR USD 3 Month+.35%), 05/24/20 (c)	319,332
	Bank of New York Mellon
500,000	2.78% (ICE LIBOR USD 3 Month+.28%), 06/04/20 (c)	500,478
737,000	2.80% (ICE LIBOR USD 3 Month+.30%), 12/04/19 (c)	737,766
	BAT Capital Corp.
625,000	3.12% (ICE LIBOR USD 3 Month+.59%), 08/14/20	626,356
2,250,000	3.40% (ICE LIBOR USD 3 Month+.88%), 07/15/22 (c)	2,258,451
	Bayer US Finance II LLC 144A
1,375,000	2.98% (ICE LIBOR USD 3 Month+.63%), 05/25/21 (c)	1,376,736
3,800,000	3.42% (ICE LIBOR USD 3 Month+1.01%), 11/15/23 (c)	3,808,284
615,000	BB&T Corp. 2.98% (ICE LIBOR USD 3 Month+.57%), 06/15/20	617,015
	BMW US Capital LLC 144A
500,000	2.68% (ICE LIBOR USD 3 Month+.38%), 04/06/20	500,943
800,000	2.75% (ICE LIBOR USD 3 Month+.41%), 04/12/21	801,422
500,000	2.90% (ICE LIBOR USD 3 Month+.37%), 08/14/20	501,338
825,000	3.04% (ICE LIBOR USD 3 Month+.50%), 08/13/21	827,414
399,000	Branch Banking & Trust Co. 2.75% (ICE LIBOR USD 3 Month+.45%), 12/15/19 (c)	399,550
	Bristol-Myers Squibb Co. 144A
500,000	2.72% (ICE LIBOR USD 3 Month+.20%), 11/16/20	500,397
800,000	2.90% (ICE LIBOR USD 3 Month+.38%), 05/16/22	802,163
442,000	Campbell Soup Co. 2.91% (ICE LIBOR USD 3 Month+.50%), 03/16/20	442,262
315,000	Capital One Financial Corp. 3.30% (ICE LIBOR USD 3 Month+.76%), 04/12/20 (c)	316,013
1,615,000	Capital One NA 3.42% (ICE LIBOR USD 3 Month+1.15%), 01/30/22 (c)	1,633,525
	Caterpillar Financial Services Corp.
1,350,000	2.64% (ICE LIBOR USD 3 Month+.23%), 03/15/21	1,351,583
400,000	2.70% (ICE LIBOR USD 3 Month+.18%), 05/15/20	400,412
500,000	2.77% (ICE LIBOR USD 3 Month+.25%), 08/26/20	500,912
416,000	2.85% (ICE LIBOR USD 3 Month+.51%), 01/10/20	416,883
800,000	2.92% (ICE LIBOR USD 3 Month+.39%), 05/17/21	802,651
	Citibank NA
975,000	2.57% (ICE LIBOR USD 3 Month+.32%), 04/01/20 (c)	976,502
450,000	2.58% (ICE LIBOR USD 3 Month+.30%), 10/20/20	450,676
800,000	2.83% (ICE LIBOR USD 3 Month+.57%), 06/23/21 (c)	803,522
1,325,000	2.89% (ICE LIBOR USD 3 Month+.35%), 01/12/21 (c)	1,326,581
365,000	2.94% (ICE LIBOR USD 3 Month+.50%), 06/12/20	366,267
1,550,000	3.05% (ICE LIBOR USD 3 Month+.53%), 02/19/21 (c)	1,552,511
4,500,000	3.12% (ICE LIBOR USD 3 Month+.60%), 05/20/21 (c)	4,511,003
	Citigroup, Inc.
1,600,000	3.07% (ICE LIBOR USD 3 Month+.55%), 08/25/36	1,257,714
700,000	3.13% (ICE LIBOR USD 3 Month+.79%), 12/10/19 (c)	701,737
2,175,000	3.23% (ICE LIBOR USD 3 Month+.95%), 07/24/22 (c)	2,188,274
3,763,000	3.24% (ICE LIBOR USD 3 Month+.96%), 03/25/22 (c)	3,798,983
742,000	3.46% (ICE LIBOR USD 3 Month+1.19%), 08/02/21	753,118
800,000	3.52% (ICE LIBOR USD 3 Month+1.07%), 11/08/21 (c)	810,152
2,925,000	3.54% (ICE LIBOR USD 3 Month+1.02%), 06/01/23 (c)	2,948,137
1,900,000	3.57% (ICE LIBOR USD 3 Month+1.25%), 07/01/25 (c)	1,924,397
4,513,000	3.63% (ICE LIBOR USD 3 Month+1.10%), 05/17/23 (c)	4,562,124
1,100,000	3.71% (ICE LIBOR USD 3 Month+1.38%), 03/30/21	1,118,182
6,050,000	3.95% (ICE LIBOR USD 3 Month+1.43%), 09/01/22 (c)	6,174,416
	Comcast Corp.
850,000	2.65% (ICE LIBOR USD 3 Month+.33%), 10/01/20	851,794
1,050,000	2.76% (ICE LIBOR USD 3 Month+.44%), 10/01/21	1,054,858
1,400,000	2.93% (ICE LIBOR USD 3 Month+.63%), 04/15/24	1,409,309
	Conagra Brands, Inc.
400,000	2.81% (ICE LIBOR USD 3 Month+.50%), 10/09/20	399,613
400,000	3.03% (ICE LIBOR USD 3 Month+.75%), 10/22/19 (c)	400,179
1,550,000	ConocoPhillips Co. 3.42% (ICE LIBOR USD 3 Month+.90%), 05/15/22	1,568,456
700,000	Consolidated Edison Co. of New York, Inc. 2.75% (ICE LIBOR USD 3 Month+.40%), 06/25/21	702,558
750,000	Constellation Brands, Inc. 3.22% (ICE LIBOR USD 3 Month+.70%), 10/30/19 (c)	750,293
	CVS Health Corp.
700,000	3.08% (ICE LIBOR USD 3 Month+.63%), 03/09/20	701,925
1,015,000	3.17% (ICE LIBOR USD 3 Month+.72%), 03/09/21	1,019,794
	Daimler Finance North America LLC 144A
1,150,000	2.97% (ICE LIBOR USD 3 Month+.45%), 02/22/21	1,150,530
305,000	3.10% (ICE LIBOR USD 3 Month+.53%), 05/05/20	305,593
785,000	3.12% (ICE LIBOR USD 3 Month+.55%), 05/04/21	786,157
575,000	3.24% (ICE LIBOR USD 3 Month+.67%), 11/05/21	576,479
2,150,000	3.40% (ICE LIBOR USD 3 Month+.88%), 02/22/22	2,166,016
601,000	Dollar Tree, Inc. 3.00% (ICE LIBOR USD 3 Month+.70%), 08/16/19 (c)	601,064
550,000	Dominion Energy Gas Holdings LLC 3.01% (ICE LIBOR USD 3 Month+.60%), 06/15/21	552,781
400,000	DowDuPont, Inc. 3.23% (ICE LIBOR USD 3 Month+.71%), 11/15/20	402,424
650,000	Duke Energy Corp. 144A 3.03% (ICE LIBOR USD 3 Month+.50%), 05/14/21	652,028
700,000	DXC Technology Co. 3.47% (ICE LIBOR USD 3 Month+.95%), 08/12/19 (c)	700,045
350,000	EQT Corp. 3.09% (ICE LIBOR USD 3 Month+.77%), 08/16/19 (c)	349,902
1,525,000	Exxon Mobil Corp. 2.84% (ICE LIBOR USD 3 Month+.37%), 03/06/22	1,535,417
3,000,000	Florida Power & Light Co. 2.97% (ICE LIBOR USD 3 Month+.40%), 11/06/19 (c)	3,001,241
	Ford Motor Credit Co. LLC
900,000	3.10% (ICE LIBOR USD 3 Month+.81%), 04/05/21	891,825
500,000	3.22% (ICE LIBOR USD 3 Month+.88%), 10/12/21	494,185
400,000	3.27% (ICE LIBOR USD 3 Month+.93%), 09/24/20	400,945
637,000	3.31% (ICE LIBOR USD 3 Month+1.00%), 01/09/20	638,006
1,825,000	3.66% (ICE LIBOR USD 3 Month+1.08%), 08/03/22	1,793,057
1,650,000	3.75% (ICE LIBOR USD 3 Month+1.24%), 02/15/23	1,620,771
	General Dynamics Corp.
325,000	2.83% (ICE LIBOR USD 3 Month+.29%), 05/11/20	325,560
525,000	2.92% (ICE LIBOR USD 3 Month+.38%), 05/11/21	527,046
	General Electric Capital Corp.
2,432,000	2.95% (ICE LIBOR USD 3 Month+.38%), 05/05/26	2,231,466
2,000,000	3.41% (ICE LIBOR USD 3 Month+1.00%), 03/15/23	1,988,673
931,000	General Mills, Inc. 2.86% (ICE LIBOR USD 3 Month+.54%), 04/16/21	932,607
325,000	General Motors Co. 3.37% (ICE LIBOR USD 3 Month+.80%), 08/07/20	325,437
	General Motors Financial Co., Inc.
575,000	3.16% (ICE LIBOR USD 3 Month+.85%), 04/09/21	575,691
1,000,000	3.23% (ICE LIBOR USD 3 Month+.93%), 04/13/20	1,002,747
1,575,000	3.64% (ICE LIBOR USD 3 Month+1.31%), 06/30/22	1,574,877
550,000	3.85% (ICE LIBOR USD 3 Month+1.55%), 01/14/22	554,773
	Goldman Sachs Group, Inc.
3,600,000	3.04% (ICE LIBOR USD 3 Month+.78%), 10/31/21 (c)	3,611,400
350,000	3.04% (ICE LIBOR USD 3 Month+.73%), 12/27/19 (c)	350,634
7,750,000	3.27% (ICE LIBOR USD 3 Month+.75%), 02/23/23	7,753,358
2,000,000	3.28% (ICE LIBOR USD 3 Month+1.00%), 07/24/22 (c)	2,012,516
5,300,000	3.38% (ICE LIBOR USD 3 Month+1.11%), 04/26/21 (c)	5,348,151
850,000	3.42% (ICE LIBOR USD 3 Month+1.16%), 03/23/20 (c)	854,951
2,300,000	3.53% (ICE LIBOR USD 3 Month+1.05%), 06/05/22 (c)	2,313,129
700,000	3.61% (ICE LIBOR USD 3 Month+1.20%), 08/15/20 (c)	706,565
1,050,000	3.64% (ICE LIBOR USD 3 Month+1.36%), 03/23/21 (c)	1,066,438
1,325,000	3.69% (ICE LIBOR USD 3 Month+1.17%), 11/15/20 (c)	1,336,115
4,550,000	3.69% (ICE LIBOR USD 3 Month+1.17%), 05/15/25 (c)	4,563,890
3,095,000	4.01% (ICE LIBOR USD 3 Month+1.75%), 10/28/26 (c)	3,211,286
5,400,000	4.12% (ICE LIBOR USD 3 Month+1.60%), 11/29/23	5,565,088
670,000	4.29% (ICE LIBOR USD 3 Month+1.77%), 02/25/21	684,782
	Halfmoon Parent, Inc. 144A
675,000	2.76% (ICE LIBOR USD 3 Month+.35%), 03/17/20	675,676
1,075,000	3.06% (ICE LIBOR USD 3 Month+.65%), 09/17/19 (c)	1,075,483
2,150,000	3.19% (ICE LIBOR USD 3 Month+.89%), 06/15/23 (c)	2,156,083
1,610,000	Hartford Financial Services Group, Inc. 144A 4.64% (ICE LIBOR USD 3 Month+2.12%), 09/03/19 (c)	1,395,097
850,000	Hewlett Packard Enterprise Co. 3.01% (ICE LIBOR USD 3 Month+.72%), 09/20/19 (c)	850,302
390,000	Home Depot, Inc. 2.63% (ICE LIBOR USD 3 Month+.15%), 06/05/20	390,710
800,000	Hyundai Capital America 144A 3.24% (ICE LIBOR USD 3 Month+.94%), 07/08/21	801,676
	IBM Credit LLC
450,000	2.54% (ICE LIBOR USD 3 Month+.26%), 01/20/21	450,464
500,000	2.99% (ICE LIBOR USD 3 Month+.47%), 11/30/20	502,588
	Intel Corp.
500,000	2.62% (ICE LIBOR USD 3 Month+.08%), 05/11/20	500,268
2,475,000	2.89% (ICE LIBOR USD 3 Month+.35%), 05/11/22	2,484,580
	International Business Machines Corp.
350,000	2.49% (ICE LIBOR USD 3 Month+.23%), 01/27/20	350,277
1,500,000	2.94% (ICE LIBOR USD 3 Month+.40%), 05/13/21	1,506,497
1,135,000	3.15% (ICE LIBOR USD 3 Month+.58%), 11/06/21 †	1,142,999
	Jackson National Life Global Funding 144A
700,000	2.60% (ICE LIBOR USD 3 Month+.30%), 10/15/20	700,483
650,000	2.93% (ICE LIBOR USD 3 Month+.48%), 06/11/21	652,246
	John Deere Capital Corp.
550,000	2.48% (ICE LIBOR USD 3 Month+.18%), 01/07/20	550,349
842,000	2.68% (ICE LIBOR USD 3 Month+.24%), 03/12/21	842,691
	JPMorgan Chase & Co.
1,525,000	2.99% (ICE LIBOR USD 3 Month+.73%), 04/23/23 (c)	1,520,735
1,825,000	3.00% (ICE LIBOR USD 3 Month+.55%), 03/09/20 (c)	1,827,595
3,350,000	3.01% (ICE LIBOR USD 3 Month+.61%), 06/18/21 (c)	3,359,745
2,835,000	3.15% (ICE LIBOR USD 3 Month+.89%), 07/23/23 (c)	2,850,624
3,550,000	3.18% (ICE LIBOR USD 3 Month+.90%), 04/25/22 (c)	3,581,519
1,550,000	3.19% (ICE LIBOR USD 3 Month+.85%), 01/10/24 (c)	1,543,365
1,100,000	3.20% (ICE LIBOR USD 3 Month+.68%), 06/01/20 (c)	1,103,727
650,000	3.21% (ICE LIBOR USD 3 Month+.95%), 01/23/20	652,899
1,525,000	3.30% (ICE LIBOR USD 3 Month+1.00%), 01/15/22 (c)	1,541,876
350,000	3.46% (ICE LIBOR USD 3 Month+1.21%), 09/29/20 (c)	353,750
5,800,000	3.51% (ICE LIBOR USD 3 Month+1.23%), 10/24/22 (c)	5,899,714
1,900,000	3.52% (ICE LIBOR USD 3 Month+1.00%), 09/03/19 (c)	1,484,888
800,000	3.57% (ICE LIBOR USD 3 Month+1.10%), 05/07/21 (c)	811,109
835,000	4.00% (ICE LIBOR USD 3 Month+1.48%), 02/01/21 (c)	849,051
	JPMorgan Chase Bank NA
950,000	2.54% (ICE LIBOR USD 3 Month+.29%), 02/01/20 (c)	950,349
1,400,000	2.61% (ICE LIBOR USD 3 Month+.34%), 04/26/20 (c)	1,401,090
850,000	2.75% (ICE LIBOR USD 3 Month+.23%), 09/01/19 (c)	850,433
1,600,000	2.89% (ICE LIBOR USD 3 Month+.37%), 02/19/20 (c)	1,601,243
	Kraft Heinz Foods Co.
750,000	3.12% (ICE LIBOR USD 3 Month+.57%), 02/10/21	749,805
1,525,000	3.37% (ICE LIBOR USD 3 Month+.82%), 08/10/22	1,521,015
350,000	Marriott International, Inc. 3.12% (ICE LIBOR USD 3 Month+.60%), 12/01/20	351,234
650,000	McDonald’s Corp. 2.69% (ICE LIBOR USD 3 Month+.43%), 10/28/21	650,216
400,000	Medtronic, Inc. 3.21% (ICE LIBOR USD 3 Month+.80%), 03/15/20	401,789
513,000	Merck & Co., Inc. 2.92% (ICE LIBOR USD 3 Month+.38%), 02/10/20	513,997
720,000	Metropolitan Life Global Funding I 144A 2.53% (ICE LIBOR USD 3 Month+.23%), 01/08/21	720,470
	Morgan Stanley
2,050,000	3.10% (ICE LIBOR USD 3 Month+.55%), 02/10/20 (c)	2,052,263
6,000,000	3.21% (ICE LIBOR USD 3 Month+.93%), 07/22/21 (c)	6,044,160
300,000	3.40% (ICE LIBOR USD 3 Month+1.14%), 01/27/20	301,448
3,100,000	3.46% (ICE LIBOR USD 3 Month+1.18%), 01/20/21 (c)	3,132,473
1,049,000	3.68% (ICE LIBOR USD 3 Month+1.40%), 04/21/21	1,067,800
7,500,000	3.68% (ICE LIBOR USD 3 Month+1.40%), 10/24/22 (c)	7,646,522
5,250,000	3.78% (ICE LIBOR USD 3 Month+1.22%), 05/08/23 (c)	5,326,237
1,600,000	NBCUniversal Enterprise, Inc. 144A 2.72% (ICE LIBOR USD 3 Month+.40%), 04/01/21	1,605,805
	New York Life Global Funding 144A
400,000	2.38% (ICE LIBOR USD 3 Month+.10%), 01/21/20	400,171
507,000	2.48% (ICE LIBOR USD 3 Month+.16%), 10/01/20	507,436
500,000	NextEra Energy Capital Holdings, Inc. 2.92% (ICE LIBOR USD 3 Month+.40%), 09/03/19 (c)	499,889
600,000	Nissan Motor Acceptance Corp. 144A 3.19% (ICE LIBOR USD 3 Month+.89%), 01/13/22	603,804
650,000	Phillips 66 3.12% (ICE LIBOR USD 3 Month+.60%), 08/16/19 (c)	650,073
	PNC Bank NA
1,585,000	2.76% (ICE LIBOR USD 3 Month+.50%), 07/27/22	1,588,975
615,000	2.76% (ICE LIBOR USD 3 Month+.31%), 06/10/20 (c)	615,720
1,225,000	2.79% (ICE LIBOR USD 3 Month+.35%), 03/12/20 (c)	1,226,768
375,000	2.88% (ICE LIBOR USD 3 Month+.36%), 05/19/20	375,851
1,550,000	QUALCOMM, Inc. 3.00% (ICE LIBOR USD 3 Month+.73%), 01/30/23	1,554,863
625,000	Regions Bank 3.04% (ICE LIBOR USD 3 Month+.50%), 08/13/20 (c)	625,047
	Sempra Energy
500,000	2.80% (ICE LIBOR USD 3 Month+.50%), 09/03/19 (c)	499,206
931,000	2.86% (ICE LIBOR USD 3 Month+.45%), 03/15/21	928,956
350,000	Southern Power Co. 144A 2.94% (ICE LIBOR USD 3 Month+.55%), 09/03/19 (c)	350,129
386,000	State Street Corp. 3.42% (ICE LIBOR USD 3 Month+.90%), 08/18/20	389,280
339,000	SunTrust Bank 3.12% (ICE LIBOR USD 3 Month+.59%), 04/17/22 (c)	339,899
300,000	Synchrony Bank 2.95% (ICE LIBOR USD 3 Month+.62%), 03/30/20	300,382
700,000	TD Ameritrade Holding Corp. 2.68% (ICE LIBOR USD 3 Month+.43%), 10/01/21 (c)	701,375
715,000	The Charles Schwab Corp. 2.84% (ICE LIBOR USD 3 Month+.32%), 04/21/21 (c)	716,068
	Toyota Motor Credit Corp.
201,000	2.46% (ICE LIBOR USD 3 Month+.15%), 10/09/20	201,088
350,000	2.54% (ICE LIBOR USD 3 Month+.24%), 07/15/20	350,616
450,000	2.56% (ICE LIBOR USD 3 Month+.26%), 04/17/20	450,741
550,000	2.57% (ICE LIBOR USD 3 Month+.17%), 09/18/20	550,536
825,000	2.58% (ICE LIBOR USD 3 Month+.28%), 04/13/21	826,409
350,000	2.81% (ICE LIBOR USD 3 Month+.37%), 03/12/20	350,756
1,825,000	2.93% (ICE LIBOR USD 3 Month+.48%), 09/08/22	1,830,279
1,509,000	United Parcel Service, Inc. 2.77% (ICE LIBOR USD 3 Month+.45%), 04/01/23	1,515,284
820,000	United Technologies Corp. 3.17% (ICE LIBOR USD 3 Month+.65%), 08/16/19 (c)	820,233
	US Bank NA
253,000	2.43% (ICE LIBOR USD 3 Month+.12%), 12/17/19 (c)	253,079
950,000	2.53% (ICE LIBOR USD 3 Month+.25%), 06/24/20 (c)	951,496
1,000,000	2.59% (ICE LIBOR USD 3 Month+.32%), 03/26/21 (c)	1,002,034
600,000	2.81% (ICE LIBOR USD 3 Month+.29%), 05/21/20 (c)	600,470
1,050,000	2.88% (ICE LIBOR USD 3 Month+.31%), 01/04/21 (c)	1,052,059
500,000	2.96% (ICE LIBOR USD 3 Month+.44%), 04/22/22 (c)	500,906
	Verizon Communications, Inc.
660,000	3.07% (ICE LIBOR USD 3 Month+.55%), 05/22/20	662,181
3,590,000	3.41% (ICE LIBOR USD 3 Month+1.00%), 03/16/22	3,646,933
5,400,000	3.62% (ICE LIBOR USD 3 Month+1.10%), 03/15/25 (c)	5,495,818
	Volkswagen Group of America Finance LLC 144A
950,000	3.31% (ICE LIBOR USD 3 Month+.77%), 11/13/20	954,976
650,000	3.48% (ICE LIBOR USD 3 Month+.94%), 11/12/21	655,439
575,000	Vulcan Materials Co. 3.17% (ICE LIBOR USD 3 Month+.65%), 03/01/21	575,858
	Walmart, Inc.
310,000	2.38% (ICE LIBOR USD 3 Month+.04%), 06/23/20	310,175
1,025,000	2.57% (ICE LIBOR USD 3 Month+.23%), 06/23/21	1,028,645
	Walt Disney Co.
300,000	2.67% (ICE LIBOR USD 3 Month+.19%), 06/05/20	300,342
1,550,000	2.89% (ICE LIBOR USD 3 Month+.39%), 03/04/22	1,556,314
	Wells Fargo & Co.
450,000	2.95% (ICE LIBOR USD 3 Month+.68%), 01/30/20	451,349
550,000	3.16% (ICE LIBOR USD 3 Month+.88%), 07/22/20	553,817
1,300,000	3.29% (ICE LIBOR USD 3 Month+1.02%), 07/26/21	1,315,610
3,800,000	3.39% (ICE LIBOR USD 3 Month+1.11%), 01/24/22 (c)	3,854,363
6,100,000	3.47% (ICE LIBOR USD 3 Month+.93%), 02/11/21 (c)	6,140,702
6,025,000	3.49% (ICE LIBOR USD 3 Month+1.23%), 10/31/22 (c)	6,140,733
1,320,000	3.84% (ICE LIBOR USD 3 Month+1.34%), 03/04/21	1,341,350
	Wells Fargo Bank NA
650,000	2.53% (ICE LIBOR USD 3 Month+.23%), 01/15/20	650,590
1,250,000	2.55% (ICE LIBOR USD 1 Month+.22%), 07/15/20	1,250,685
500,000	2.61% (ICE LIBOR USD 3 Month+.31%), 01/15/21	501,253
1,325,000	2.76% (ICE LIBOR USD 3 Month+.50%), 07/23/20 (c)	1,327,394
1,100,000	2.79% (ICE LIBOR USD 3 Month+.51%), 09/21/21 (c)	1,103,220
1,500,000	2.90% (ICE LIBOR USD 3 Month+.38%), 05/21/20 (c)	1,501,720
500,000	3.14% (ICE LIBOR USD 3 Month+.62%), 05/27/21 (c)	501,690
		338,175,518
Total Floating Rate Notes (Cost: $526,779,127)		527,098,501

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $401,533)
401,533	Dreyfus Government Cash Management Fund - Institutional Shares	401,533

Total Investments Before Collateral for Securities Loaned: 99.6% (Cost: $527,180,660)		527,500,034

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $130,059)
Repurchase Agreements: 0.0%
$130,059	Repurchase agreement dated 7/31/19 with BofA Securities, Inc., 2.54%, due 8/1/19, proceeds $130,068; (collateralized by various U.S. government and agency obligations, 0.13% to 3.13%, due 7/15/22 to 2/15/49, valued at $132,660 including accrued interest)	130,059

Total Investments: 99.6% (Cost: $527,310,719)		527,630,093
Other assets less liabilities: 0.4%		1,949,226
NET ASSETS: 100.0%		$529,579,319

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $124,824.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $93,976,880, or 17.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	0.1%	$402,424
Communications	7.2	37,963,986
Consumer, Cyclical	5.9	31,269,941
Consumer, Non-cyclical	4.4	23,242,519
Energy	1.5	7,773,586
Financial	73.9	389,873,699
Industrial	2.3	11,952,480
Technology	3.3	17,433,078
Utilities	1.3	7,186,788
Money Market Fund	0.1	401,533
	100.0%	$527,500,034

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 0.5%
Colombia: 0.1%
COP	3,596,000,000	Empresas Públicas de Medellín ESP Reg S 7.63%, 06/10/24 (c)	$1,133,245
	19,450,000,000	Financiera de Desarrollo Territorial SA Findeter Reg S 7.88%, 05/12/24 (c)	6,344,510
			7,477,755
Germany: 0.0%
ZAR	20,000,000	Landwirtschaftliche Rentenbank Reg S 8.25%, 05/23/22	1,461,694

Ireland: 0.1%
RUB	134,900,000	RusHydro Via RusHydro Capital Markets DAC Reg S 8.13%, 09/28/22	2,153,423

Mexico: 0.1%
		Petróleos Mexicanos Reg S
MXN	28,330,000	7.19%, 09/12/24	1,242,462
	50,200,000	7.65%, 11/24/21	2,525,570
			3,768,032
South Africa: 0.2%
		Eskom Holdings Ltd.
ZAR	77,330,000	0.00%, 08/18/27 ^	1,934,787
	11,000,000	7.50%, 09/15/33	590,956
	25,350,000	7.85%, 04/02/26	1,645,529
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,463,385
	85,800,000	10.80%, 11/06/23	6,466,365
	5,000,000	13.50%, 04/18/28	429,668
			12,530,690
Supranational: 0.0%
MXN	14,500,000	European Investment Bank 7.75%, 01/30/25	771,739

Total Corporate Bonds (Cost: $40,686,461)			28,163,333
FOREIGN GOVERNMENT OBLIGATIONS: 97.1%
Argentina: 2.8%
		Argentine Bonos del Tesoro
ARS	4,340,168,000	15.50%, 10/17/26 †	65,873,624
	2,872,619,000	16.00%, 10/17/23 †	43,668,049
	2,803,474,463	18.20%, 10/03/21 †	41,764,493
			151,306,166
Brazil: 9.9%
		Brazil Government International Bonds
BRL	9,490,000	8.50%, 01/05/24 †	2,674,432
	12,040,000	10.25%, 01/10/28	3,723,693
	6,290,000	12.50%, 01/05/22 †	1,911,223
		Brazil Letras do Tesouro Nacional
	238,479,000	0.00%, 07/01/21 ^	57,072,235
	225,750,000	0.00%, 01/01/22 ^	52,266,471
	205,100,000	0.00%, 07/01/22 ^	45,893,936
	203,930,000	0.00%, 07/01/23 ^	42,373,158
		Brazil Notas do Tesouro Nacional, Series F
	274,041,000	10.00%, 01/01/21	77,091,030
	342,273,000	10.00%, 01/01/23	100,892,238
	248,665,000	10.00%, 01/01/25	75,345,106
	200,120,000	10.00%, 01/01/27	61,905,326
	74,010,000	10.00%, 01/01/29	23,292,764
			544,441,612
Chile: 2.9%
		Bonos de la Tesoreria de la Republica de Chile
CLP	4,545,000,000	4.50%, 02/28/21	6,720,785
	11,965,000,000	4.50%, 03/01/21	17,691,125
	18,580,000,000	4.50%, 03/01/26	29,375,057
	21,350,000,000	5.00%, 03/01/35	37,613,227
	16,570,000,000	6.00%, 01/01/43	34,252,005
		Bonos de la Tesoreria de la Republica de Chile Reg S 144A
	12,775,000,000	4.00%, 03/01/23	19,222,190
	9,825,000,000	4.70%, 09/01/30	16,361,082
			161,235,471
Colombia: 4.5%
		Colombia Government International Bonds
COP	5,430,000,000	4.38%, 12/21/22 (c)	1,613,262
	9,610,000,000	7.75%, 04/14/21	3,053,455
	8,190,000,000	9.85%, 06/28/27 †	3,182,011
		Colombian TES
	118,048,100,000	6.00%, 04/28/28	36,240,625
	77,791,000,000	6.25%, 11/26/25	24,642,215
	136,602,900,000	7.00%, 05/04/22	43,922,925
	74,406,700,000	7.00%, 06/30/32	24,267,273
	32,540,000,000	7.25%, 10/18/34	10,878,063
	118,041,700,000	7.50%, 08/26/26	39,883,287
	71,412,100,000	7.75%, 09/18/30	24,822,494
	88,483,800,000	10.00%, 07/24/24	32,546,403
			245,052,013
Czech Republic: 2.9%
		Czech Republic Government Bonds
CZK	282,580,000	0.25%, 02/10/27	11,415,792
	368,540,000	2.75%, 07/23/29	18,330,556
		Czech Republic Government Bonds Reg S
	193,190,000	0.45%, 10/25/23	8,151,191
	356,000,000	0.95%, 05/15/30	14,919,640
	366,610,000	1.00%, 06/26/26	15,672,966
	388,420,000	2.40%, 09/17/25	17,985,410
	376,500,000	2.50%, 08/25/28	18,098,803
	300,940,000	3.75%, 09/12/20	13,445,342
	295,970,000	3.85%, 09/29/21	13,605,668
	285,180,000	4.70%, 09/12/22	13,735,531
	299,730,000	5.70%, 05/25/24	15,839,467
			161,200,366
Dominican Republic: 2.9%
DOP	2,753,250,000	Dominican Republic International Bond 144A 9.75%, 06/05/26	56,181,910
		Dominican Republic International Bonds Reg S
	5,123,700,000	8.90%, 02/15/23	101,412,197
	24,000,000	9.75%, 06/05/26	489,736
			158,083,843
Hungary: 2.9%
		Hungary Government Bonds
HUF	2,922,450,000	0.50%, 04/21/21	10,055,533
	4,380,100,000	1.75%, 10/26/22	15,434,572
	2,308,850,000	2.50%, 10/27/21 †	8,289,464
	3,788,900,000	2.50%, 10/24/24 †	13,790,692
	3,126,260,000	2.75%, 12/22/26 †	11,459,678
	3,610,000,000	3.00%, 06/26/24	13,446,693
	4,755,440,000	3.00%, 10/27/27	17,735,644
	4,738,200,000	5.50%, 06/24/25	19,896,239
	4,096,560,000	6.00%, 11/24/23	16,975,772
	2,396,950,000	6.75%, 10/22/28	11,459,156
	3,873,890,000	7.00%, 06/24/22	15,627,997
	1,776,180,000	7.50%, 11/12/20	6,653,924
			160,825,364
Indonesia: 8.8%
		Indonesia Treasury Bonds
IDR	354,590,000,000	5.63%, 05/15/23	24,504,833
	458,341,000,000	6.13%, 05/15/28	30,229,186
	339,903,000,000	6.63%, 05/15/33	22,346,979
	185,137,000,000	7.00%, 05/15/22	13,432,570
	445,888,000,000	7.00%, 05/15/27	31,571,937
	185,120,000,000	7.50%, 08/15/32	13,075,412
	301,380,000,000	7.50%, 05/15/38	21,080,904
	266,170,000,000	8.13%, 05/15/24	20,053,993
	220,253,000,000	8.25%, 07/15/21	16,294,668
	241,720,000,000	8.25%, 05/15/29	18,350,337
	167,634,000,000	8.25%, 06/15/32	12,613,272
	345,125,000,000	8.25%, 05/15/36	25,894,839
	608,193,000,000	8.38%, 03/15/24	46,251,652
	462,277,000,000	8.38%, 09/15/26	35,275,129
	515,474,000,000	8.38%, 03/15/34	39,159,034
	141,310,000,000	8.38%, 04/15/39	10,644,070
	249,837,000,000	8.75%, 05/15/31	19,554,018
	416,932,000,000	9.00%, 03/15/29	32,924,154
	81,811,000,000	9.50%, 07/15/31	6,745,424
	137,842,000,000	10.50%, 08/15/30	12,089,521
	14,020,000,000	11.00%, 11/15/20	1,059,357
	64,432,000,000	11.00%, 09/15/25	5,532,455
	3,720,000,000	12.80%, 06/15/21	295,482
		Perusahaan Penerbit SBSN
	11,090,000,000	8.25%, 09/15/20	805,312
	80,410,000,000	8.75%, 08/15/23	6,097,085
	186,830,000,000	8.88%, 11/15/31	14,035,637
	38,649,000,000	Perusahaan Penerbit SBSN Indonesia 8.25%, 09/15/23	2,898,055
			482,815,315
Malaysia: 4.1%
		Malaysia Government Bonds
MYR	39,961,000	3.62%, 11/30/21	9,763,385
	48,345,000	3.66%, 10/15/20	11,782,391
	47,579,000	3.73%, 06/15/28	11,606,999
	34,378,000	3.76%, 04/20/23	8,439,524
	42,601,000	3.80%, 08/17/23	10,470,544
	35,575,000	3.89%, 08/15/29	8,826,439
	56,229,000	3.90%, 11/16/27	13,886,071
	39,129,000	3.90%, 11/30/26	9,676,042
	25,980,000	3.91%, 07/15/26	6,430,867
	43,758,000	3.95%, 04/14/22	10,775,092
	58,269,000	3.96%, 09/15/25	14,432,328
	47,313,000	4.06%, 09/30/24	11,770,917
	45,408,000	4.09%, 11/30/23	11,295,011
	48,194,000	4.13%, 08/15/25	12,054,785
	53,952,000	4.16%, 07/15/21	13,297,503
	42,297,000	4.18%, 07/15/24	10,583,566
	774,000	4.25%, 05/31/35	195,485
	46,740,000	4.26%, 07/26/27	11,807,785
	47,293,000	4.37%, 10/31/28	12,111,149
	49,855,000	4.76%, 04/07/37	13,275,503
		Malaysia Government Investment Issue
	28,730,000	3.73%, 03/31/22	7,038,064
	21,045,000	4.13%, 07/09/29	5,319,612
			224,839,062
Mexico: 9.0%
		Mexican Bonos
MXN	449,116,000	5.75%, 03/05/26	21,676,624
	748,758,000	6.50%, 06/10/21	38,856,644
	1,008,161,000	6.50%, 06/09/22	52,070,283
	627,545,000	7.25%, 12/09/21	32,992,091
	956,328,300	7.50%, 06/03/27	50,510,619
	550,258,000	7.75%, 05/29/31	29,330,957
	337,222,000	7.75%, 11/23/34	17,857,501
	739,203,800	7.75%, 11/13/42	38,333,571
	820,190,000	8.00%, 12/07/23	44,347,662
	191,485,000	8.00%, 09/05/24	10,412,069
	406,890,000	8.00%, 11/07/47	21,634,095
	529,101,000	8.50%, 05/31/29	29,781,120
	511,973,900	8.50%, 11/18/38	28,696,808
	948,350,200	10.00%, 12/05/24	55,944,063
	326,512,000	10.00%, 11/20/36	20,781,109
			493,225,216
Peru: 2.9%
		Peru Government Bonds
PEN	52,170,000	5.70%, 08/12/24	17,478,154
	65,390,000	6.35%, 08/12/28	22,756,885
	73,575,000	6.90%, 08/12/37	27,250,051
	65,357,000	6.95%, 08/12/31	23,989,846
	56,520,000	8.20%, 08/12/26	21,543,830
		Peru Government Bonds Reg S 144A
	6,820,000	5.40%, 08/12/34	2,209,554
	63,120,000	5.94%, 02/12/29	21,416,489
	65,960,000	6.15%, 08/12/32	22,749,264
			159,394,073
Philippines: 3.0%
		Philippine Government International Bonds
PHP	1,843,500,000	3.90%, 11/26/22 †	35,751,532
	2,634,500,000	4.95%, 01/15/21 †	52,392,316
	3,273,500,000	6.25%, 01/14/36	75,296,129
			163,439,977
Poland: 7.2%
		Republic of Poland Government Bonds
PLN	128,771,000	1.75%, 07/25/21	33,642,877
	115,587,000	2.00%, 04/25/21	30,297,202
	117,051,000	2.25%, 04/25/22	30,921,355
	120,010,000	2.50%, 01/25/23	31,972,528
	102,322,000	2.50%, 04/25/24	27,405,334
	125,650,000	2.50%, 07/25/26	33,660,196
	133,198,000	2.50%, 07/25/27	35,688,448
	129,117,000	2.75%, 04/25/28	35,254,467
	53,455,000	2.75%, 10/25/29	14,728,083
	120,206,000	3.25%, 07/25/25	33,479,865
	115,020,000	4.00%, 10/25/23	32,557,002
	53,784,000	5.25%, 10/25/20	14,654,958
	66,396,000	5.75%, 10/25/21	18,844,924
	80,002,000	5.75%, 09/23/22	23,350,587
			396,457,826
Romania: 2.9%
		Romania Government Bonds
RON	64,485,000	3.25%, 03/22/21	15,149,438
	67,615,000	3.25%, 04/29/24	15,483,316
	65,805,000	3.40%, 03/08/22	15,438,174
	65,160,000	3.50%, 12/19/22 †	15,259,713
	65,390,000	4.00%, 10/27/21	15,568,634
	68,885,000	4.25%, 06/28/23	16,481,321
	66,935,000	4.75%, 02/24/25 †	16,303,494
	69,550,000	5.80%, 07/26/27	18,181,873
	64,940,000	5.85%, 04/26/23	16,405,090
	67,770,000	5.95%, 06/11/21	16,657,906
			160,928,959
Russia: 5.5%
		Russian Federal Bonds
RUB	1,323,402,000	6.50%, 02/28/24	20,484,120
	1,464,287,000	6.90%, 05/23/29	22,669,294
	944,395,000	7.00%, 12/15/21	14,945,197
	317,785,000	7.00%, 01/25/23	5,020,930
	1,020,120,000	7.00%, 08/16/23	16,119,754
	1,457,499,000	7.05%, 01/19/28	22,951,861
	1,374,922,000	7.10%, 10/16/24	21,794,012
	1,145,731,000	7.25%, 05/10/34	17,891,847
	1,017,398,000	7.40%, 12/07/22	16,330,178
	989,780,000	7.40%, 07/17/24	15,881,968
	558,864,000	7.50%, 08/18/21	8,930,546
	73,316,000	7.60%, 04/14/21	1,171,704
	508,160,000	7.60%, 07/20/22	8,172,701
	1,456,868,000	7.70%, 03/23/33	23,656,146
	1,380,213,000	7.75%, 09/16/26	22,589,557
	1,166,860,000	7.95%, 10/07/26	19,372,148
	1,434,278,000	8.15%, 02/03/27	24,015,663
	1,043,264,000	8.50%, 09/17/31	18,080,117
			300,077,743
South Africa: 7.5%
		Republic of South Africa Government Bonds
ZAR	412,988,000	6.25%, 03/31/36	21,072,401
	390,498,000	6.50%, 02/28/41	19,304,838
	46,337,000	6.75%, 03/31/21 †	3,282,952
	436,903,000	7.00%, 02/28/31	26,050,038
	308,445,000	7.75%, 02/28/23	21,957,019
	647,221,000	8.00%, 01/31/30	42,672,788
	469,839,000	8.25%, 03/31/32	30,498,029
	530,381,000	8.50%, 01/31/37	33,608,779
	586,507,000	8.75%, 01/31/44	36,963,948
	962,150,000	8.75%, 02/28/48	60,205,015
	431,674,000	8.88%, 02/28/35	28,605,384
	403,315,000	9.00%, 01/31/40	26,393,916
	737,015,000	10.50%, 12/21/26 †	58,196,821
			408,811,928
Supranational: 4.0%
RUB	785,000,000	Asian Development Bank 7.00%, 03/14/22	12,603,441
		European Bank for Reconstruction and Development
IDR	73,700,000,000	6.25%, 07/25/22	5,249,751
	14,900,000,000	6.45%, 12/13/22	1,063,580
	75,200,000,000	8.30%, 10/02/20	5,445,522
	117,130,000,000	9.25%, 12/02/20	8,628,696
	62,000,000	European Bank for Reconstruction and Development Reg S 6.00%, 07/24/23	986,088
		European Investment Bank
BRL	2,970,000	0.00% 08/27/21 ^	715,291
PLN	33,700,000	4.25%, 10/25/22	9,403,869
ZAR	5,200,000	7.25%, 02/28/23	369,581
MXN	9,120,000	7.63%, 01/12/22	479,824
ZAR	206,265,000	8.13%, 12/21/26	14,896,630
	72,600,000	8.25%, 09/13/21	5,261,570
	81,000,000	9.00%, 03/31/21	5,915,036
	42,500,000,000	European Investment Bank 144A 5.75%, 01/24/25	2,939,419
		European Investment Bank Reg S
PLN	29,560,000	2.75%, 08/25/26	7,991,588
	30,930,000	3.00%, 05/24/24 †	8,437,902
MXN	184,040,000	4.75%, 01/19/21	9,284,193
IDR	125,800,000,000	5.20%, 03/01/22	8,705,258
ZAR	17,500,000	8.00%, 05/05/27	1,251,221
	24,900,000	8.50%, 09/17/24	1,837,694
TRY	30,020,000	8.75%, 09/18/21	5,027,200
		Inter-American Development Bank
IDR	139,680,000,000	6.25%, 06/15/21	9,884,326
MXN	129,870,000	7.50%, 12/05/24	6,862,180
IDR	49,590,000,000	7.88%, 03/14/23	3,703,064
	52,500,000	Inter-American Development Bank Reg S 7.70%, 02/12/24	2,808,140
		International Bank for Reconstruction & Development
PLN	21,260,000	1.50%, 10/30/20	5,530,334
	5,200,000	1.63%, 12/30/21	1,348,738
RUB	535,000,000	6.00%, 07/31/24	8,409,944
	541,500,000	6.75%, 11/14/22	8,721,712
	220,000,000	7.25%, 11/23/20	3,519,823
IDR	44,244,800,000	7.45%, 08/20/21	3,208,277
	27,500,000,000	8.40%, 10/12/21	2,025,136
MXN	36,500,000	International Bank for Reconstruction & Development Reg S 7.13%, 02/09/21	1,908,735
		International Finance Corp.
RUB	171,000,000	5.25%, 03/22/22	2,642,835
	350,000,000	5.50%, 03/20/23	5,432,856
	39,600,000	6.03%, 05/19/21	608,844
	305,000,000	6.50%, 02/04/26	4,978,866
MXN	175,100,000	7.00%, 07/20/27	8,873,880
	84,600,000	7.50%, 01/18/28	4,340,473
	106,780,000	7.75%, 01/18/30	5,573,559
IDR	3,100,000,000	8.00%, 10/09/23	233,316
ZAR	3,000,000	8.00%, 07/27/27	212,001
		International Finance Corp. Reg S
RUB	511,600,000	6.25%, 06/07/21	8,098,327
MXN	41,900,000	8.38%, 05/31/29	2,320,561
			217,739,281
Sweden: 0.0%
RUB	89,200,000	Svensk Exportkredit AB 6.12%, 08/10/21	1,378,414
	65,000,000	Svensk Exportkredit AB Reg S 6.00%, 06/16/21	1,003,897
			2,382,311
Thailand: 7.7%
		Thailand Government Bonds
THB	746,723,000	1.88%, 06/17/22	24,401,223
	868,682,000	2.00%, 12/17/22	28,517,895
	963,264,000	2.13%, 12/17/26	32,056,120
	853,049,000	2.40%, 12/17/23	28,542,425
	702,798,000	2.88%, 12/17/28	24,854,519
	751,258,000	2.88%, 06/17/46	27,268,921
	419,365,000	3.30%, 06/17/38	16,357,013
	801,018,000	3.40%, 06/17/36	31,090,742
	835,273,000	3.63%, 06/16/23	29,092,367
	1,132,511,000	3.65%, 12/17/21	38,513,381
	820,781,000	3.65%, 06/20/31	31,781,350
	1,026,161,000	3.78%, 06/25/32	40,295,388
	865,071,000	3.85%, 12/12/25	31,678,351
	824,000	4.75%, 12/20/24	30,925
	941,848,000	4.88%, 06/22/29	38,954,296
			423,434,916
Turkey: 2.8%
		Turkey Government International Bonds
TRY	63,421,000	7.10%, 03/08/23	8,894,391
	66,456,000	8.00%, 03/12/25	8,836,106
	48,510,000	8.50%, 09/14/22	7,335,265
	25,489,000	8.80%, 09/27/23	3,693,825
	56,755,000	9.00%, 07/24/24	8,133,004
	35,252,000	9.20%, 09/22/21	5,656,926
	47,667,000	9.50%, 01/12/22	7,576,325
	34,532,000	10.40%, 03/20/24	5,252,614
	84,934,000	10.50%, 08/11/27	12,163,425
	91,596,000	10.60%, 02/11/26	13,644,498
	71,823,000	10.70%, 02/17/21	12,079,513
	68,466,000	10.70%, 08/17/22	10,980,658
	76,147,000	11.00%, 03/02/22	12,458,987
	72,661,000	11.00%, 02/24/27	10,804,270
	65,616,000	12.20%, 01/18/23	10,889,301
	47,560,000	12.40%, 03/08/28	7,563,594
	37,317,000	16.20%, 06/14/23	6,873,628
			152,836,330
Uruguay: 2.9%
		Uruguay Government International Bonds 144A
UYU	824,219,000	8.50%, 03/15/28	21,823,355
	290,788,000	9.88%, 06/20/22	8,635,841
		Uruguay Government International Bonds Reg S
	1,891,420,000	8.50%, 03/15/28 †	50,080,295
	2,728,369,000	9.88%, 06/20/22	81,027,279
			161,566,770
Total Foreign Government Obligations (Cost: $5,388,181,697)			5,330,094,542

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $4,949,859)
	4,949,859	Dreyfus Government Cash Management Fund - Institutional Shares	4,949,859

Total Investments Before Collateral for Securities Loaned: 97.7% (Cost: $5,433,818,017)			5,363,207,734

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0%
Repurchase Agreements: 2.0%
	$25,798,777	Repurchase agreement dated 7/31/19 with BofA Securities, Inc., 2.56%, due 8/1/19, proceeds $25,800,612; (collateralized by various U.S. government and agency obligations, 2.00% to 10.00%, due 8/15/19 to 7/1/49, valued at $26,314,753 including accrued interest)	25,798,777
	25,798,777	Repurchase agreement dated 7/31/19 with Daiwa Capital Markets America, Inc., 2.55%, due 8/1/19, proceeds $25,800,604; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 9/1/19 to 8/1/49, valued at $26,314,752 including accrued interest)	25,798,777
	5,245,767	Repurchase agreement dated 7/31/19 with HSBC Securities USA, Inc., 2.53%, due 8/1/19, proceeds $5,246,136; (collateralized by various U.S. government and agency obligations, 0.00% to 3.75%, due 7/31/21 to 11/15/45, valued at $5,350,682 including accrued interest)	5,245,767
	25,798,777	Repurchase agreement dated 7/31/19 with Morgan Stanley & Co. LLC, 2.57%, due 8/1/19, proceeds $25,800,619; (collateralized by various U.S. government and agency obligations, 3.00% to 4.50%, due 11/1/21 to 7/20/49, valued at $26,314,753 including accrued interest)	25,798,777
	25,798,777	Repurchase agreement dated 7/31/19 with Nomura Securities International, Inc., 2.55%, due 8/1/19, proceeds $25,800,604; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 9/1/19 to 6/20/69, valued at $26,314,755 including accrued interest)	25,798,777
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $108,440,875)			108,440,875
Total Investments: 99.7% (Cost: $5,542,258,892)			5,471,648,609
Other assets less liabilities: 0.3%			18,786,988
NET ASSETS: 100.0%			$5,490,435,597

Definitions:

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $91,618,755.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $171,539,104, or 3.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	0.1%	$3,768,032
Financial	0.1	7,806,204
Government	99.4	5,330,866,281
Industrial	0.2	8,359,418
Utilities	0.1	7,457,940
Money Market Fund	0.1	4,949,859
	100.0%	$5,363,207,734

VANECK VECTORS MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.7%
United States: 99.7%
157,182	AG Mortgage Investment Trust, Inc.	$2,571,497
993,972	AGNC Investment Corp.	17,036,680
2,764,965	Annaly Capital Management, Inc.	26,405,416
459,729	Apollo Commercial Real Estate Finance, Inc.	8,652,100
462,349	Arbor Realty Trust, Inc. †	5,636,034
280,393	ARMOUR Residential REIT, Inc.	5,010,623
263,446	Blackstone Mortgage Trust, Inc.	9,357,602
282,416	Capstead Mortgage Corp.	2,380,767
504,864	Chimera Investment Corp.	9,733,778
409,570	Colony Credit Real Estate, Inc.	6,635,034
126,693	Dynex Capital, Inc.	2,065,096
242,688	Granite Point Mortgage Trust, Inc.	4,635,341
273,598	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,510,265
534,394	Invesco Mortgage Capital, Inc.	8,806,813
129,630	KKR Real Estate Finance Trust, Inc.	2,596,489
475,026	Ladder Capital Corp.	7,994,688
1,206,142	MFA Financial, Inc.	8,660,099
826,813	New Residential Investment Corp.	12,972,696
1,024,037	New York Mortgage Trust, Inc.	6,256,866
336,219	PennyMac Mortgage Investment Trust	7,406,905
308,479	Redwood Trust, Inc.	5,219,465
545,040	Starwood Property Trust, Inc.	12,661,279
114,074	TPG RE Finance Trust, Inc.	2,252,961
763,352	Two Harbors Investment Corp.	10,274,718
258,843	Western Asset Mortgage Capital Corp.	2,629,845
Total Common Stocks (Cost: $192,825,172)		195,363,057
MONEY MARKET FUND: 0.5% (Cost: $949,902)
949,902	Dreyfus Government Cash Management Fund - Institutional Shares	949,902
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $193,775,074)		196,312,959

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.6%
Repurchase Agreements: 2.6%
$1,221,947	Repurchase agreement dated 7/31/19 with BofA Securities, Inc., 2.56%, due 8/1/19, proceeds $1,222,034; (collateralized by various U.S. government and agency obligations, 2.00% to 10.00%, due 8/15/19 to 7/1/49, valued at $1,246,386 including accrued interest)	1,221,947
1,221,947	Repurchase agreement dated 7/31/19 with Daiwa Capital Markets America, Inc., 2.55%, due 8/1/19, proceeds $1,222,034; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 9/1/19 to 8/1/49, valued at $1,246,386 including accrued interest)	1,221,947
256,910	Repurchase agreement dated 7/31/19 with HSBC Securities USA, Inc., 2.53%, due 8/1/19, proceeds $256,928; (collateralized by various U.S. government and agency obligations, 0.00% to 3.75%, due 7/31/21 to 11/15/45, valued at $262,048 including accrued interest)	256,910
1,221,947	Repurchase agreement dated 7/31/19 with Morgan Stanley & Co. LLC, 2.57%, due 8/1/19, proceeds $1,222,034; (collateralized by various U.S. government and agency obligations, 3.00% to 4.50%, due 11/1/21 to 7/20/49, valued at $1,246,386 including accrued interest)	1,221,947
1,221,947	Repurchase agreement dated 7/31/19 with Nomura Securities International, Inc., 2.55%, due 8/1/19, proceeds $1,222,034; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 9/1/19 to 6/20/69, valued at $1,246,386 including accrued interest)	1,221,947
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $5,144,698)		5,144,698
Total Investments: 102.8% (Cost: $198,919,772)		201,457,657
Liabilities in excess of other assets: (2.8)%		(5,484,002)
NET ASSETS: 100.0%		$195,973,655

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $4,963,634.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	95.7%	$187,852,792
Real Estate	3.8	7,510,265
Money Market Fund	0.5	949,902
	100.0%	$196,312,959

VANECK VECTORS MUNICIPAL ALLOCATION ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 99.8% (a)
10,142	VanEck Vectors AMT-Free Intermediate Municipal Index ETF ‡	$508,621
36,496	VanEck Vectors AMT-Free Long Municipal Index ETF ‡	761,307
15,828	VanEck Vectors High-Yield Municipal Index ETF ‡	1,010,301
10,064	VanEck Vectors Short High-Yield Municipal Index ETF ‡	252,607
Total Exchange Traded Funds (Cost: $2,505,003)		2,532,836
MONEY MARKET FUND: 0.4% (a) (Cost: $11,043)

11,043	Dreyfus Government Cash Management Fund - Institutional Shares	11,043
Total Investments: 100.2% (Cost: $2,516,046)		2,543,879
Liabilities in excess of other assets: (0.2)%		(4,377)
NET ASSETS: 100.0%		$2,539,502

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov/.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

A summary of the Fund’s transactions in securities of affiliates for the period ended July 31, 2019 is set forth below:

Affiliates	Value 05/15/19 (a)	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 07/31/19
VanEck Vectors AMT-Free Intermediate Municipal Index ETF	$—	$500,812	$—	$—	$1,870	$7,809	$508,621
VanEck Vectors AMT-Free Long Municipal Index ETF	—	752,548	—	—	3,599	8,759	761,307
VanEck Vectors High-Yield Municipal Index ETF	—	1,001,754	—	—	7,021	8,547	1,010,301
VanEck Vectors Short High-Yield Municipal Index ETF	—	249,889	—	—	1,346	2,718	252,607
	$—	$2,505,003	$—	$—	$13,836	$27,833	$2,532,836

(a)	Commencement of operations

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	99.6%	$2,532,836
Money Market Fund	0.4	11,043
	100.0%	$2,543,879

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

Number of Shares		Value
PREFERRED SECURITIES: 100.1%
Basic Materials: 1.4%
169,595	International Flavors & Fragrances, Inc. 6.00%, 09/15/21 †	$9,119,123
Communications: 12.0%
	AT&T, Inc.
543,731	5.35%, 11/01/22 (c) †	14,642,676
339,190	5.63%, 08/01/23 (c)	9,249,711
308,353	eBay, Inc. 6.00%, 03/01/21 (c) †	8,344,032
	Qwest Corp.
318,632	6.13%, 08/30/19 (c) †	7,618,491
401,889	6.50%, 09/01/21 (c) †	9,902,545
168,566	6.63%, 09/15/20 (c)	4,323,718
271,351	6.75%, 06/15/22 (c)	6,908,596
205,568	6.88%, 10/01/19 (c)	5,262,541
123,341	Telephone & Data Systems, Inc. 7.00%, 08/30/19 (c)	3,148,896
	United States Cellular Corp.
140,609	6.95%, 08/30/19 (c) †	3,582,717
113,064	7.25%, 12/08/19 (c)	3,032,376
123,341	7.25%, 12/01/20 (c) †	3,311,706
		79,328,005
Consumer, Cyclical: 1.3%
308,353	Ford Motor Co. 6.20%, 06/01/24 (c)	8,368,700
Consumer, Non-cyclical: 10.5%
212,765	Avantor, Inc. 6.25%, 05/15/22	13,038,239
508,784	Becton Dickinson and Co. 6.13%, 05/01/20	31,366,534
	CHS, Inc.
202,486	6.75% (ICE LIBOR USD 3 Month+4.16%), 09/30/24 (c)	5,327,407
172,679	7.10% (ICE LIBOR USD 3 Month+4.30%), 03/31/24 (c)	4,667,513
212,765	7.50%, 01/21/25 (c)	5,825,506
213,428	7.88%, 09/26/23 (c) †	5,847,927
126,138	8.00%, 07/18/23 (c)	3,526,818
		69,599,944
Energy: 5.4%
	Algonquin Power & Utilities Corp.
143,898	6.20% (ICE LIBOR USD 3 Month+4.01%), 07/01/24 (c)	3,856,466
118,203	6.88% (ICE LIBOR USD 3 Month+3.68%), 10/17/23 (c)	3,269,495
309,870	Blueknight Energy Partners LP 11.00%, 05/14/2168 †	1,688,792
246,683	Enbridge, Inc. 6.38% (ICE LIBOR USD 3 Month+3.59%), 04/15/23 (c)	6,608,638
	Energy Transfer Operating LP
185,013	7.38% (ICE LIBOR USD 3 Month+4.53%), 05/15/23 (c) †	4,495,816
328,911	7.60% (ICE LIBOR USD 3 Month+5.16%), 05/15/24 (c)	8,180,017
182,958	7.63% (ICE LIBOR USD 3 Month+4.74%), 08/15/23 (c) †	4,487,960
158,287	NuStar Energy LP 7.63% (ICE LIBOR USD 3 Month+5.64%), 06/15/22 (c)	3,379,427
		35,966,611
Finance - Other Services: 0.4%
102,785	National Rural Utilities Cooperative Finance Corp. 5.50%, 05/15/24 (c)	2,816,309
Government: 0.4%
112,409	Tennessee Valley Authority 3.55% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/20 (p) †	2,866,430
Industrial: 1.2%
308,353	Stanley Black & Decker, Inc. 5.75%, 08/30/19 (c) †	7,986,343
Real Estate Investment Trusts: 23.1%
133,619	AGNC Investment Corp. 7.00% (ICE LIBOR USD 3 Month+5.11%), 10/15/22 (c)	3,450,043
106,381	American Homes 4 Rent 6.50%, 05/24/21 (c)	2,930,797
	Annaly Capital Management, Inc.
200,863	6.50% (ICE LIBOR USD 3 Month+4.17%), 03/31/23 (c)	5,009,523
188,540	6.75% (ICE LIBOR USD 3 Month+4.99%), 06/30/24 (c)	4,847,363
296,019	6.95% (ICE LIBOR USD 3 Month+4.99%), 09/30/22 (c)	7,613,609
189,124	7.50%, 08/30/19 (c)	4,847,248
102,785	Brookfield Property REIT, Inc. 6.38%, 08/30/19 (c)	2,584,015
106,166	Capstead Mortgage Corp. 7.50%, 08/30/19 (c)	2,709,356
186,554	CBL & Associates Properties, Inc. 7.38%, 08/30/19 (c)	1,417,810
	Chimera Investment Corp.
106,896	7.75% (ICE LIBOR USD 3 Month+4.74%), 09/30/25 (c) †	2,705,538
133,619	8.00% (ICE LIBOR USD 3 Month+5.79%), 03/30/24 (c)	3,498,145
	Colony Capital, Inc.
118,203	7.13%, 04/13/20 (c)	2,760,040
129,509	7.13%, 09/22/22 (c) †	3,057,707
141,843	7.15%, 06/05/22 (c) †	3,353,169
102,785	8.75%, 08/30/19 (c) †	2,650,825
	Digital Realty Trust, Inc.
102,785	5.88%, 08/30/19 (c) †	2,615,878
102,785	6.35%, 08/24/20 (c)	2,672,410
127,453	Government Properties Income Trust 5.88%, 05/26/21 (c)	3,348,190
118,203	Invesco Mortgage Capital, Inc. 7.50% (ICE LIBOR USD 3 Month+5.29%), 09/27/27 (c) †	3,059,094
108,746	Kimco Realty Corp. 5.25%, 12/20/22 (c)	2,721,912
115,558	Monmouth Real Estate Investment Corp. 6.13%, 09/15/21 (c)	2,877,394
	National Retail Properties, Inc.
141,843	5.20%, 10/11/21 (c)	3,574,444
118,203	5.70%, 08/30/19 (c)	2,991,718
165,484	NuStar Logistics LP 9.04% (ICE LIBOR USD 3 Month+6.73%), 08/30/19 (c) †	4,297,619
	Public Storage
143,898	4.90%, 10/14/21 (c)	3,629,108
133,619	4.95%, 07/20/21 (c)	3,383,233
123,341	5.05%, 08/09/22 (c)	3,167,397
115,119	5.15%, 06/02/22 (c) †	2,981,582
205,568	5.20%, 08/30/19 (c)	5,170,035
203,513	5.38%, 08/30/19 (c)	5,150,914
123,341	5.40%, 01/20/21 (c) †	3,261,136
117,175	5.60%, 03/11/24 (c) †	3,193,019
118,203	5.63%, 08/30/19 (c)	3,016,541
132,380	RLJ Lodging Trust 1.95%, 05/14/2168 †	3,514,689
	Senior Housing Properties Trust
143,898	5.63%, 08/30/19 (c) †	3,211,803
102,785	6.25%, 02/18/21 (c)	2,622,045
	Two Harbors Investment Corp.
121,285	7.25% (ICE LIBOR USD 3 Month+5.01%), 01/27/25 (c)	3,056,382
118,203	7.63% (ICE LIBOR USD 3 Month+5.35%), 07/27/27 (c)	3,061,458
399,582	VEREIT, Inc. 6.70%, 08/30/19 (c)	10,237,291
	Vornado Realty Trust
131,359	5.25%, 12/13/22 (c)	3,318,128
123,341	5.40%, 08/30/19 (c)	3,111,893
123,341	5.70%, 08/30/19 (c) †	3,131,628
113,064	Wells Fargo Real Estate Investment Corp. 6.38%, 12/11/19 (c)	2,878,609
		152,690,738
Reinsurance: 4.4%
	Aspen Insurance Holdings Ltd.
102,785	5.63%, 01/01/27 (c)	2,593,266
113,064	5.95% (ICE LIBOR USD 3 Month+4.06%), 07/01/23 (c) †	3,084,386
226,126	Axis Capital Holdings Ltd. 5.50%, 11/07/21 (c)	5,725,510
120,812	PartnerRe Ltd. 7.25%, 04/29/21 (c)	3,281,254
	Reinsurance Group of America, Inc.
164,455	5.75% (ICE LIBOR USD 3 Month+4.04%), 06/15/26 (c)	4,604,740
164,455	6.20% (ICE LIBOR USD 3 Month+4.37%), 09/15/22 (c)	4,509,356
	RenaissanceRe Holdings Ltd.
113,064	5.38%, 08/30/19 (c)	2,865,042
102,785	5.75%, 06/30/23 (c)	2,670,354
		29,333,908
Technology: 0.6%
174,734	Pitney Bowes, Inc. 6.70%, 08/30/19 (c)	3,861,621
Utilities: 39.4%
102,785	Alabama Power Co. 5.00%, 10/01/22 (c)	2,681,661
165,484	American Electric Power Co., Inc. 6.13%, 03/15/22	9,015,568
141,843	Aqua America, Inc. 6.00%, 04/30/22	8,110,583
200,943	CenterPoint Energy, Inc. 7.00%, 09/01/21	10,270,197
	CMS Energy Corp.
115,119	5.88%, 10/15/23 (c)	3,174,982
259,017	5.88%, 03/01/24 (c)	7,078,935
	Dominion Energy, Inc.
328,911	5.25%, 07/30/21 (c)	8,610,890
287,796	6.75%, 08/15/19	14,447,359
165,416	7.25%, 06/01/22	16,622,654
	DTE Energy Co.
164,455	5.25%, 12/01/22 (c)	4,394,238
123,341	5.38%, 06/01/21 (c)	3,258,669
115,119	6.00%, 12/15/21 (c)	3,250,961
138,759	6.50%, 10/01/19 †	7,742,752
	Duke Energy Corp.
205,568	5.13%, 08/30/19 (c) †	5,211,149
205,568	5.63%, 09/15/23 (c)	5,618,173
411,139	5.75%, 06/15/24 (c)	11,367,993
168,566	Entergy Arkansas, Inc. 4.88%, 09/01/21 (c)	4,460,256
111,007	Entergy Louisiana LLC 4.88%, 09/01/21 (c)	2,892,842
106,896	Entergy Mississippi, Inc. 4.90%, 10/01/21 (c)	2,828,468
111,007	Georgia Power Co. 5.00%, 10/01/22 (c)	2,908,383
	NextEra Energy Capital Holdings, Inc.
185,013	5.00%, 08/30/19 (c)	4,675,279
205,568	5.13%, 08/30/19 (c)	5,225,539
234,349	5.25%, 06/01/21 (c)	6,376,636
282,657	5.65%, 06/15/24 (c)	7,660,005
308,353	6.12%, 09/01/19	20,372,883
205,568	NiSource, Inc. 6.50% (US Treasury Yield Curve Rate T 5 Year+3.63%), 03/15/24 (c)	5,644,897
185,013	PPL Capital Funding, Inc. 5.90%, 08/30/19 (c)	4,717,832
164,455	SCE Trust II 5.10%, 08/30/19 (c)	3,858,114
113,064	SCE Trust III 5.75% (ICE LIBOR USD 3 Month+2.99%), 03/15/24 (c)	2,802,857
133,619	SCE Trust IV 5.38% (ICE LIBOR USD 3 Month+3.13%), 09/15/25 (c) †	3,262,976
123,341	SCE Trust V 5.45% (ICE LIBOR USD 3 Month+3.79%), 03/15/26 (c)	3,020,621
195,292	SCE Trust VI 5.00%, 06/26/22 (c)	4,612,797
	Sempra Energy
310,475	5.75%, 10/01/24 (c)	8,162,388
177,304	6.00%, 01/15/21	19,709,113
	Southern Co.
328,911	5.25%, 10/01/21 (c) †	8,722,720
185,013	5.25%, 12/01/22 (c) †	4,895,444
411,139	6.25%, 10/15/20 (c)	10,804,733
102,785	Spire, Inc. 5.90%, 08/15/24 (c)	2,838,922
		261,310,469
Total Preferred Securities (Cost: $646,068,786)		663,248,201
MONEY MARKET FUND: 0.2% (Cost: $1,227,225)
1,227,225	Dreyfus Government Cash Management Fund - Institutional Shares	1,227,225
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $647,296,011)		664,475,426

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4%
Repurchase Agreements: 0.4%
$358,505	Repurchase agreement dated 7/31/19 with Barclays Capital, Inc., 2.53%, due 8/1/19, proceeds $358,530; (collateralized by various U.S. government and agency obligations, 3.00% to 3.63%, due 8/15/43 to 2/15/47, valued at $365,675 including accrued interest)	358,505
1,000,000	Repurchase agreement dated 7/31/19 with Daiwa Capital Markets America, Inc., 2.55%, due 8/1/19, proceeds $1,000,071; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 9/1/19 to 8/1/49, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 7/31/19 with Nomura Securities International, Inc., 2.55%, due 8/1/19, proceeds $1,000,071; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 9/1/19 to 6/20/69, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $2,358,505)		2,358,505
Total Investments: 100.7% (Cost: $649,654,516)		666,833,931
Liabilities in excess of other assets: (0.7)%		(4,436,233)
NET ASSETS: 100.0%		$662,397,698

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $2,290,198.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	1.4%	$9,119,123
Communications	11.9	79,328,005
Consumer, Cyclical	1.3	8,368,700
Consumer, Non-cyclical	10.5	69,599,944
Energy	5.4	35,966,611
Financial	4.7	31,204,679
Government	0.4	2,866,430
Industrial	1.2	7,986,343
Real Estate	20.0	132,698,232
Reinsurance	3.1	20,938,044
Technology	0.6	3,861,621
Utilities	39.3	261,310,469
Money Market Fund	0.2	1,227,225
	100.0%	$664,475,426

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.5%
Alabama: 0.6%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$150,000	6.45%, 09/03/19 (c)	$152,250
150,000	6.45%, 09/03/19 (c)	152,250
1,000,000	Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 01/01/24 (c) (p)	1,089,130
		1,393,630
American Samoa: 0.4%
	American Samoa Economic Development Authority, Series A (RB)
500,000	6.00%, 09/01/23	520,540
250,000	6.50%, 09/01/28	279,412
		799,952
Arizona: 1.6%
125,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB) 5.00%, 02/01/21	131,798
500,000	Arizona Industrial Development Authority, Doral Academy - Fire Mesa and Red Rock Campus, Series A (RB) 3.55%, 07/15/27 (c)	512,905
	Arizona Industrial Development Authority, Education Revenue Bonds, Series A (RB)
250,000	4.75%, 07/01/23 (c)	241,548
200,000	5.00%, 07/01/26	223,480
125,000	City of Phoenix Civic Improvement Corp., Junior Lien, Airport Revenue, Series A (RB) 5.00%, 07/01/20 (c)	129,408
1,000,000	Glendale Industrial Development Authority, Beatitudes Campus Project (RB) 4.00%, 11/15/24 (c)	1,041,230
	Industrial Development Authority of the City of Phoenix, Series A (RB)
125,000	3.00%, 07/01/20	125,279
500,000	4.00%, 07/01/25	526,900
200,000	Industrial Development Authority of the Town of Florence, Inc., Legacy Traditional School Project (RB) 5.00%, 07/01/23	209,764
250,000	Pima County Industrial Development Authority, American Leadership Academy Project (RB) 4.13%, 06/15/22 (c)	255,113
	Salt Verde Financial Corp. (RB)
65,000	5.25%, 12/01/21	70,462
50,000	5.25%, 12/01/23	57,267
65,000	5.25%, 12/01/24	76,300
10,000	5.25%, 12/01/28	12,612
		3,614,066
California: 6.5%
195,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series C (RB) 5.00%, 05/01/21 (c)	207,644
375,000	Bay Area Toll Authority, Series S-4 (RB) 5.00%, 04/01/23 (c)	430,432
430,000	California Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 09/03/19 (c)	428,835
320,000	California Health Facilities Financing Authority, Catholic Healthcare West, Series E (RB) 5.63%, 09/03/19 (c)	322,506
	California Municipal Finance Authority (RB)
545,000	5.00%, 06/30/27	668,121
220,000	5.00%, 06/30/28	273,959
	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
50,000	5.00%, 02/01/27 (c)	60,894
50,000	5.00%, 02/01/27	61,809
500,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	514,205
400,000	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB) 3.88%, 07/01/28	420,288
400,000	California Pollution Control Financing Authority, Solid Waste Disposal, Series A-1 (RB) 3.38%, 07/01/25	436,948
735,000	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB) 5.00%, 07/01/27	789,596
250,000	California State Public Works Board (RB) 3.00%, 05/01/28 (c)	268,717
	California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB)
200,000	5.00%, 09/01/20	208,598
300,000	5.00%, 09/01/21	324,975
	California Statewide Communities Development Authority (RB)
200,000	5.00%, 07/01/24	217,864
250,000	5.00%, 07/01/29	287,312
	California Statewide Communities Development Authority, Baptist University, Series A (RB)
150,000	3.00%, 11/01/22	152,273
500,000	3.50%, 11/01/27	532,665
180,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 09/03/19 (c)	179,177
500,000	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB) 3.00%, 06/01/29	509,570
350,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	409,472
500,000	California Statewide Communities Development Authority, Southern California Edison Company, Series C (RB) 2.63%, 12/01/23 (p)	517,950
30,000	City of Modesto, Community Center Refinancing Project, Series A (CP) (AMBAC) 5.00%, 11/01/23	31,288
500,000	City of Oroville Hospital (RB) 5.00%, 04/01/29 (c)	600,890
375,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	415,830
	County of Sacramento, Airport System Revenue (RB)
250,000	5.00%, 07/01/27	314,012
115,000	5.00%, 07/01/28	149,765
145,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	161,630
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
110,000	5.00%, 06/01/23	123,187
110,000	5.00%, 06/01/25	127,938
250,000	5.00%, 06/01/26	295,535
65,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/26 (c)	67,314
110,000	Irvine Unified School District, Special Tax, Community Facilities No. 09-1, Series A (ST) 5.00%, 09/01/26	131,765
230,000	Lake Elsinore Public Financing Authority, Local Agency Revenue (ST) 5.00%, 09/01/24	263,412
265,000	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.50%, 11/15/30	348,915
165,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	183,285
1,250,000	Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,370,737
	Palomar Health (RB)
250,000	5.00%, 11/01/25	294,770
90,000	5.00%, 11/01/26 (c)	107,003
250,000	Port of Oakland (RB) 5.00%, 11/01/23	288,012
110,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	125,965
110,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	127,665
85,000	San Francisco Community College District (GO) 5.00%, 06/15/22	94,846
120,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	131,376
55,000	Vernon Electric System, Series A (RB) 5.13%, 09/03/19 (c)	55,197
500,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	387,525
		14,421,672
Colorado: 3.4%
500,000	Arista Metropolitan District in the City and County of Broomfield, Series A (GO) 4.38%, 12/01/23 (c)	518,870
295,000	City and County of Denver, Airport System, Series A (RB) 5.00%, 12/01/28 (c)	370,225
500,000	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB) 3.75%, 07/01/26	515,045
5,000	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB) 5.25%, 08/21/19 (c)	5,017
200,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series B (RB) 4.00%, 12/01/22 (c)	211,380
150,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 09/03/19 (c)	150,134
85,000	Colorado Health Facilities Authority, NCMC, Inc. Project (RB) 5.00%, 05/15/26 (c)	102,902
1,000,000	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series B (RB) 4.00%, 11/01/20 (c)	1,002,670
150,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	166,431
120,000	Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/22	131,635
2,500,000	Dominion Water and Sanitation District (RB) 5.25%, 12/01/21 (c)	2,672,250
1,425,000	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/25 (c)	1,444,280
140,000	Public Authority for Colorado Energy (RB) 6.25%, 11/15/28	179,586
200,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 3.50%, 12/01/27	207,276
		7,677,701
Connecticut: 1.4%
405,000	City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	456,585
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.25%, 02/01/22	258,773
250,000	5.50%, 02/01/23	263,460
	State of Connecticut, Series B (GO)
200,000	5.00%, 04/15/22 (c)	218,532
250,000	5.00%, 04/15/28	313,885
	State of Connecticut, Series D (GO)
250,000	5.00%, 10/01/20 (c)	260,702
100,000	5.00%, 11/01/21 (c)	108,069
	University of Connecticut, Series A (RB)
815,000	5.00%, 02/15/21 (c)	858,863
380,000	5.00%, 03/15/25	451,318
		3,190,187
District of Columbia: 0.1%
250,000	District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.13%, 07/01/24 (c)	261,510
Florida: 7.8%
500,000	Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB) 4.50%, 01/01/29 (c)	524,235
400,000	Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 4.38%, 06/15/27	413,852
1,000,000	Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB) 4.00%, 12/01/28	1,001,300
	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
400,000	5.00%, 06/15/25	421,076
160,000	5.50%, 06/15/22	163,426
250,000	Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.13%, 06/15/27	260,412
	Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
3,750,000	6.25%, 01/01/20 (c) (p)	3,635,437
2,750,000	6.38%, 01/01/20 (c) (p)	2,630,402
5,750,000	6.50%, 01/01/20 (c) (p)	5,488,432
110,000	JEA Electric System, Series Three B (RB) 5.00%, 10/01/27 (c)	136,179
125,000	Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB) 5.00%, 06/01/25 (c)	131,710
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	283,292
250,000	5.00%, 10/01/24	289,657
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	259,480
500,000	Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/29	565,250
120,000	School Board of Miami-Dade County, Series D (CP) 5.00%, 02/01/26 (c)	142,420
250,000	School District of St. Lucie County, Sales Tax (RB) (AGM) 5.00%, 10/01/25	300,595
305,000	South Miami Health Facilities Authority (RB) 3.00%, 08/15/27 (c)	318,603
500,000	Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	524,505
		17,490,263
Georgia: 1.9%
	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB)
250,000	6.00%, 01/01/23	258,253
500,000	6.50%, 01/01/28 (c)	552,700
	Burke County Development Authority (RB)
250,000	2.25%, 05/25/23 (p)	254,155
250,000	2.93%, 03/12/24 (p)	261,280
1,000,000	Burke County Development Authority, Series E (RB) 3.25%, 02/03/25 (p)	1,045,890
250,000	Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	258,128
160,000	Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	181,322
325,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 6.13%, 01/01/25 (d) *	292,500
	Main Street Natural Gas, Inc., Series A-1 (RB)
130,000	5.50%, 09/15/23	149,886
135,000	5.50%, 09/15/25	163,717
250,000	Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	291,987
500,000	Oconee County Industrial Development Authority, Series A-3 (RB) 5.50%, 12/01/21 (c)	507,815
		4,217,633
Guam: 1.4%
750,000	A. B. Won Pat International Airport Authority, Series C (RB) 5.00%, 10/01/21	778,800
500,000	Guam Government (GO) 5.00%, 05/15/29 (c)	579,585
300,000	Guam Government Business Privilege Tax, Series A (RB) 5.00%, 01/01/22 (c)	318,012
360,000	Guam Government Business Privilege Tax, Series D (RB) 5.00%, 11/15/25 (c)	410,450
1,000,000	Guam Government, Series A (RB) 5.00%, 12/01/24	1,135,050
		3,221,897
Hawaii: 0.0%
90,000	Kuakini, Hawaii Health System, Series A (RB) 6.30%, 09/03/19 (c)	90,308
Illinois: 19.1%
	Chicago Board of Education (GO)
250,000	0.00%, 12/01/22 ^	230,763
345,000	0.00%, 12/01/23 ^	310,207
115,000	0.00%, 12/01/24 ^	100,611
260,000	0.00%, 12/01/26 ^	212,098
500,000	4.00%, 12/01/22	521,545
250,000	5.00%, 12/01/28 (c)	286,840
200,000	5.00%, 12/01/28 (c)	242,276
	Chicago Board of Education, Series A (GO)
320,000	0.00%, 12/01/28 ^	243,818
150,000	4.00%, 12/01/20	153,308
175,000	5.50%, 12/01/26	203,749
200,000	7.00%, 12/01/25 (c)	248,018
500,000	Chicago Board of Education, Series C (GO) 5.00%, 12/01/27	575,590
495,000	Chicago Board of Education, Series F (GO) 5.00%, 12/01/20	515,790
300,000	Chicago O’Hare International Airport (RB) 4.00%, 01/01/22 (c)	312,606
575,000	Chicago School Reform Board of Trustees, Series A (GO) 0.00%, 12/01/29 ^	420,106
	Chicago School Reform Board of Trustees, Series B-1 (GO)
445,000	0.00%, 12/01/24 ^	389,322
495,000	0.00%, 12/01/25 ^	418,527
330,000	0.00%, 12/01/26 ^	269,201
1,320,000	0.00%, 12/01/28 ^	1,005,748
585,000	0.00%, 12/01/29 ^	427,413
200,000	Chicago Transit Authority (RB) 5.25%, 12/01/21 (c)	214,622
115,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/24	132,326
105,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	109,099
100,000	City of Chicago, Motor Fuel Tax (RB) (AGM) 5.00%, 01/01/24 (c)	111,095
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
280,000	5.00%, 01/01/25	310,209
350,000	5.25%, 01/01/25 (c)	390,827
	City of Chicago, Series A (GO)
715,000	5.00%, 01/01/24 (c)	781,095
270,000	5.25%, 01/01/24 (c)	297,057
180,000	5.25%, 01/01/24 (c)	197,514
	City of Chicago, Series C (GO)
95,000	5.00%, 01/01/22	103,515
300,000	5.00%, 01/01/22 (c)	316,395
660,000	5.00%, 01/01/23	710,523
400,000	5.00%, 01/01/24	436,620
1,090,000	5.00%, 01/01/25	1,207,600
	City of Chicago, Water Revenue, Second Lien (RB)
100,000	5.00%, 11/01/22 (c)	109,389
150,000	5.00%, 11/01/24 (c)	170,954
100,000	5.00%, 11/01/24 (c)	113,299
270,000	5.00%, 11/01/24 (c)	306,350
100,000	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB) 5.00%, 11/01/26 (c)	117,236
240,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	258,166
500,000	County of Cook, Series A (GO) 5.25%, 11/15/21 (c)	539,120
1,190,000	Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27	1,218,477
1,000,000	Illinois Finance Authority, Lutheran Home and Obligated Group (RB) 5.50%, 05/15/22 (c)	1,053,410
100,000	Illinois Finance Authority, Roosevelt University (RB) 5.40%, 09/03/19 (c)	100,113
250,000	Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	258,375
	Illinois Railsplitter Tobacco Settlement Authority (RB)
160,000	5.25%, 06/01/20	165,038
75,000	5.25%, 06/01/21	80,133
70,000	5.38%, 06/01/21	74,948
260,000	Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	211,429
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
195,000	0.00%, 12/15/22 ^	182,052
130,000	0.00%, 12/15/24 ^	115,001
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
115,000	0.00%, 06/15/28 ^	90,725
60,000	5.00%, 06/15/22 (c)	64,851
970,000	5.00%, 06/15/22 (c)	1,039,578
35,000	5.00%, 12/15/22	38,089
500,000	5.00%, 12/15/27 (c)	577,190
100,000	Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/26 (c)	120,272
285,000	Southern Illinois University, Series A (RB) 5.25%, 04/01/21	300,125
	State of Illinois (RB)
100,000	3.75%, 06/15/21 (c)	102,229
275,000	4.00%, 03/01/22 (c)	282,815
80,000	4.00%, 08/01/22 (c)	82,738
660,000	4.00%, 05/01/24	696,399
280,000	4.00%, 06/15/26 (c)	301,949
300,000	4.13%, 03/01/22 (c)	308,421
540,000	5.00%, 01/01/20 (c)	546,529
300,000	5.00%, 01/01/21	311,754
135,000	5.00%, 01/01/21	140,289
785,000	5.00%, 05/01/21	822,719
125,000	5.00%, 06/15/21	131,678
70,000	5.00%, 07/01/21	73,679
445,000	5.00%, 01/01/22 (c)	468,398
200,000	5.00%, 02/01/22	212,904
600,000	5.00%, 05/01/22	642,378
165,000	5.00%, 06/15/22	177,830
920,000	5.00%, 08/01/22 (c)	984,658
750,000	5.00%, 08/01/22	807,577
480,000	5.00%, 06/15/23	526,474
145,000	5.00%, 06/15/23 (c)	158,555
230,000	5.00%, 06/15/23 (c)	251,411
700,000	5.00%, 08/01/23	764,225
500,000	5.00%, 02/01/24	549,180
100,000	5.00%, 02/01/24	109,836
150,000	5.00%, 02/01/24 (c)	164,616
100,000	5.00%, 05/01/24 (c)	109,444
500,000	5.00%, 11/01/24	552,095
1,315,000	5.00%, 12/01/25	1,470,499
200,000	5.00%, 01/01/26	225,846
500,000	5.00%, 02/01/26	565,175
100,000	5.00%, 06/01/26	113,457
445,000	5.00%, 06/01/26 (c)	502,708
1,000,000	5.00%, 02/01/27	1,142,810
275,000	5.25%, 07/01/23 (c)	298,386
270,000	5.50%, 07/01/23 (c)	299,198
60,000	5.50%, 07/01/23 (c)	66,136
500,000	5.50%, 07/01/23 (c)	552,730
500,000	6.00%, 05/01/25	586,305
	State of Illinois, Series A (GO)
220,000	4.00%, 09/03/19 (c)	220,176
305,000	4.00%, 01/01/21	312,726
170,000	4.00%, 01/01/22 (c)	175,280
100,000	4.00%, 01/01/22 (c)	102,697
100,000	4.00%, 01/01/22 (c)	102,117
105,000	4.00%, 01/01/22	109,106
50,000	4.00%, 01/01/22 (c)	51,615
100,000	5.00%, 04/01/21	104,581
185,000	5.00%, 06/01/21	194,307
315,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	354,010
	State of Illinois, Series D (GO)
165,000	3.25%, 11/01/26	164,769
1,500,000	5.00%, 11/01/25	1,675,860
2,505,000	5.00%, 11/01/26	2,821,857
130,000	5.00%, 11/01/27	147,762
110,000	5.00%, 11/01/27 (c)	124,345
145,000	Will County Community High School District No. 210, Series B (GO) 0.00%, 01/01/28 ^	109,756
		42,585,347
Indiana: 0.2%
500,000	City of Carmel (RB) 7.00%, 11/15/22 (c)	350,000
Iowa: 1.9%
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
500,000	3.13%, 12/01/20 (c)	506,390
500,000	5.25%, 12/01/23 (c)	544,075
	Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB)
500,000	3.25%, 12/20/19 (c)	500,245
495,000	5.00%, 03/01/24 (c)	549,113
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
260,000	2.50%, 10/01/20	259,758
1,880,000	4.00%, 10/01/25	1,921,473
		4,281,054
Kansas: 0.9%
125,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	125,513
500,000	City of Wichita, Health Care Facilities, Series I (RB) 5.00%, 05/15/25 (c)	545,960
1,000,000	Kansas Development Finance Authority, Village Shalom Project, Series B (RB) 4.00%, 11/15/25	1,039,410
60,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC) 5.13%, 09/03/19 (c)	60,112
370,000	Wyandotte County, Kansas City Unified Government, Sales Tax (RB) 0.00%, 12/01/27 ^	275,861
		2,046,856
Kentucky: 0.7%
140,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/26	168,888
325,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB) 5.00%, 11/01/26 (c)	389,048
500,000	Kentucky Economic Development Finance Authority, Baptist Life Communities Project, Series A (RB) 5.50%, 11/15/26 (c)	413,560
100,000	Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	111,090
200,000	Kentucky State Property and Building Commission No. 100, Series A (RB) 5.00%, 08/01/20	207,512
140,000	Kentucky State Property and Building Commission No. 108, Series A (RB) 5.00%, 08/01/25 (c)	164,508
		1,454,606
Louisiana: 0.9%
150,000	Calcasieu Parish Memorial Hospital Service District (RB) (SBG) 5.00%, 12/01/29	181,718
	City of New Orleans, Sewerage Service (RB)
320,000	5.00%, 06/01/20	329,878
20,000	5.00%, 06/01/22	21,955
600,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 5.50%, 11/15/25	654,192
329,665	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) *	3
521,317	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *	5
710,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	748,872
80,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 05/15/21	84,798
		2,021,421
Maine: 0.1%
155,000	Health and Higher Education Facilities Authority, Maine General Medical Center Issue (RB) 5.00%, 07/01/20	158,746
Maryland: 1.5%
250,000	City of Baltimore, Harbor Point Project (RB) 4.25%, 06/01/26	262,225
200,000	City of Baltimore, Maryland Special Obligation, Research Park Project, Series A (RB) 4.00%, 09/01/27	211,952
350,000	County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	399,378
200,000	County of Howard, Series A (TA) 4.00%, 02/15/26 (c)	211,960
695,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	715,329
245,000	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	253,335
425,000	Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	525,827
190,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/24	220,537
500,000	Mayor and Council of Rockville, Ingleside at King Farm Project, Series C-1 (RB) 3.50%, 05/01/20 (c)	502,665
		3,303,208
Massachusetts: 1.3%
	Massachusetts Development Finance Agency (RB) (SBG)
500,000	5.00%, 07/01/28 (c)	614,770
500,000	5.00%, 07/01/28 (c)	618,975
130,000	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	144,024
	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
250,000	4.00%, 10/01/22 (c)	271,915
500,000	4.00%, 10/01/22 (c)	545,775
310,000	Massachusetts Development Finance Agency, Series I (RB) 5.00%, 07/01/26 (c)	372,353
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	119,684
275,000	Massachusetts Educational Financing Authority (RB) 5.00%, 01/01/25 (c)	317,993
		3,005,489
Michigan: 0.9%
50,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	53,527
250,000	Grand Rapids Economic Development Corp., Beacon Hill at Eastgate, Series A (RB) 4.00%, 11/01/24 (c)	262,350
540,000	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) 5.00%, 07/01/24 (c)	601,376
400,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 09/03/19 (c)	398,856
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
535,000	5.13%, 08/16/19 (c)	535,712
60,000	5.25%, 08/16/19 (c)	60,078
		1,911,899
Minnesota: 0.3%
100,000	City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	105,152
180,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	181,589
250,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	263,572
120,000	Saint Paul Housing and Redevelopment Authority, Series A (RB) 5.00%, 09/01/26	130,907
		681,220
Missouri: 0.8%
160,000	City of Liberty, Liberty Commons Project, Series A (TA) 5.13%, 06/01/25	161,795
235,000	City of St. Ann, Northwest Plaza Redevelopment, Series A (TA) 4.00%, 11/01/26	238,135
220,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	234,139
500,000	Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB) 4.38%, 03/15/28 (c)	529,660
500,000	St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB) 5.00%, 09/01/25 (c)	576,210
		1,739,939
Montana: 0.6%
1,320,000	City of Forsyth, Rosebud County, Montana Pollution Control Revenue (RB) 2.00%, 08/01/23	1,349,119
Nevada: 0.8%
455,000	City of Reno, Tax Increment Senior Lien Bonds, Series C (TA) 5.40%, 09/03/19 (c)	450,404
115,000	Clark County School District, Limited Tax, Series C (GO) 5.00%, 12/15/25 (c)	137,041
500,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	554,905
535,000	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB) 4.50%, 12/15/25 (c)	571,273
		1,713,623
New Hampshire: 0.3%
250,000	New Hampshire Business Finance Authority, Covanta Project, Series A (RB) 4.00%, 07/01/23 (c)	259,913
290,000	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c)	299,158
		559,071
New Jersey: 11.1%
75,000	Atlantic City (GO) 5.00%, 12/01/20	76,518
240,000	Garden State Preservation Trust, Open Space and Farmland Preservation Bonds, Series B (RB) (AGM) 0.00%, 11/01/22 ^	229,241
750,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	813,735
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
345,000	4.25%, 06/15/22 (c)	364,096
165,000	5.00%, 06/15/22	180,322
150,000	5.00%, 06/15/22 (c)	163,503
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
225,000	5.13%, 08/20/22 (c)	244,024
300,000	5.75%, 09/15/22 (c)	332,679
75,000	New Jersey Economic Development Authority, Long Gate Project (RB) 4.38%, 01/01/24	76,538
210,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	233,860
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
500,000	4.00%, 11/01/25	551,585
115,000	5.00%, 11/01/25	135,150
115,000	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	139,107
100,000	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 5.50%, 12/15/26 (c)	119,319
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.25%, 03/01/21 (c)	529,495
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
520,000	5.25%, 03/01/21 (c)	550,170
240,000	5.25%, 03/01/21 (c)	254,002
260,000	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB) 5.00%, 03/01/22 (c)	280,275
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
250,000	5.00%, 03/01/21	263,655
640,000	5.00%, 03/01/23 (c)	697,766
490,000	5.00%, 03/01/23 (c)	536,535
320,000	5.00%, 03/01/23 (c)	349,690
200,000	5.00%, 03/01/23 (c)	220,474
300,000	5.00%, 03/01/23 (c)	332,841
480,000	5.00%, 03/01/23 (c)	521,798
500,000	5.00%, 03/01/23 (c)	548,865
340,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/24 (c)	384,006
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
440,000	4.25%, 06/15/25 (c)	484,990
130,000	4.38%, 06/15/25 (c)	143,328
375,000	5.00%, 06/15/21	399,101
345,000	5.00%, 06/15/25 (c)	396,005
145,000	New Jersey Economic Development Authority, Series N-1 (RB) 5.50%, 09/01/23	165,999
750,000	New Jersey Economic Development Authority, State House Project, Series B (RB) 4.00%, 12/15/28 (c)	830,865
	New Jersey Educational Facilities Authority (RB)
145,000	5.00%, 06/15/24 (c)	163,767
175,000	5.00%, 06/15/24 (c)	199,308
315,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 10/01/24	363,620
75,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 5.00%, 07/01/21	78,571
1,340,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (AMBAC) 0.00%, 12/15/28 ^	1,048,175
1,300,000	New Jersey Transportation Trust Fund Authority (RB) 0.00%, 12/15/27 ^	1,058,122
	New Jersey Transportation Trust Fund Authority, Series A (RB)
120,000	0.00%, 12/15/25 ^	104,311
2,000,000	0.00%, 12/15/30 ^	1,440,820
200,000	5.00%, 06/15/21 (c)	212,422
500,000	5.00%, 12/15/24	579,690
500,000	5.00%, 12/15/25	588,885
1,000,000	5.00%, 12/15/26	1,195,490
110,000	New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 5.00%, 06/15/26 (c)	130,072
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
235,000	4.00%, 06/15/22 (c)	245,718
200,000	5.00%, 06/15/22	219,400
510,000	5.00%, 06/15/22 (c)	550,815
205,000	5.00%, 06/15/22 (c)	223,188
285,000	5.00%, 06/15/23 (c)	316,193
275,000	5.00%, 06/15/25 (c)	319,096
100,000	5.25%, 06/15/25 (c)	116,368
345,000	5.25%, 06/15/25 (c)	398,723
100,000	New Jersey Transportation Trust Fund Authority, Series B (RB) 5.25%, 06/15/21 (c)	106,669
200,000	New Jersey Transportation Trust Fund Authority, Series C (RB) (AGM) 0.00%, 12/15/29 ^	153,392
265,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	302,140
175,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	188,739
350,000	State of New Jersey, Series Q (GO) 5.00%, 08/15/20	364,021
	State of New Jersey, Series T (GO)
300,000	5.00%, 06/01/21	321,027
250,000	5.00%, 06/01/22	276,500
	State of New Jersey, Various Purposes (GO)
80,000	3.00%, 06/01/26	85,348
110,000	4.00%, 06/01/23 (c)	119,988
250,000	5.00%, 06/01/20	258,035
100,000	5.00%, 06/01/27	123,738
	Tobacco Settlement Financing Corp., Series A (RB)
500,000	5.00%, 06/01/23	558,195
500,000	5.00%, 06/01/28 (c)	603,580
150,000	5.00%, 06/01/28 (c)	182,262
		24,745,925
New Mexico: 0.1%
250,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	251,135
New York: 4.5%
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
400,000	5.00%, 07/15/23	452,392
250,000	5.00%, 07/15/24	289,565
100,000	5.00%, 07/15/26	119,958
100,000	5.00%, 01/15/27 (c)	119,791
100,000	5.00%, 01/15/27 (c)	120,811
1,000,000	Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.00%, 12/31/28	1,128,770
250,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 05/15/28 (c)	315,257
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
25,000	5.00%, 09/03/19 (c)	25,072
100,000	5.00%, 09/03/19 (c)	100,289
105,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	115,306
250,000	New York State Dormitory Authority (RB) 5.00%, 08/01/24	291,720
	New York State Dormitory Authority, Medical Center Obligated Group (RB)
300,000	5.00%, 12/01/26	360,909
300,000	5.00%, 06/01/27 (c)	362,439
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
850,000	5.00%, 08/01/20	876,418
35,000	5.00%, 08/01/21	37,153
1,060,000	5.00%, 08/01/21 (c)	1,121,459
	New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
160,000	5.00%, 01/01/28 (c)	193,157
230,000	5.00%, 01/01/28 (c)	279,367
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
35,000	5.00%, 01/01/21	36,707
50,000	5.00%, 01/01/22	53,930
500,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series B (RB) 3.50%, 07/01/23 (c)	517,390
130,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 5.00%, 12/01/20	134,099
25,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/21 (c)	26,688
1,000,000	Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 09/03/19 (c)	1,000,190
355,000	Tompkins County Development Corp., Tompkins Cortland Community College Foundation, Inc. Project, Series A (RB) 5.00%, 07/01/23 (c)	230,750
665,000	Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26 (c)	705,851
	Town of Ramapo, Public Improvement, Series A (GO) (FGIC)
120,000	4.00%, 05/15/23 (c)	123,824
100,000	4.13%, 05/15/23 (c)	103,498
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
70,000	5.00%, 06/01/27 (c)	83,195
70,000	5.00%, 06/01/27	83,624
650,000	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB) 4.00%, 09/15/24 (c)	649,278
		10,058,857
North Carolina: 0.4%
150,000	North Carolina Medical Care Commission, Baptist Hospital (RB) 5.25%, 06/01/20 (c)	155,130
340,000	North Carolina Medical Care Commission, Retirement Facilities (RB) 5.13%, 07/01/23	353,984
350,000	North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/25	409,703
		918,817
Ohio: 5.5%
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
3,955,000	5.13%, 08/16/19 (c)	3,878,075
895,000	5.38%, 08/16/19 (c)	885,021
3,500,000	5.88%, 08/16/19 (c)	3,456,285
90,000	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC) 5.25%, 01/01/21	95,028
1,450,000	Cleveland-Cuyahoga County Port Authority (RB) 5.00%, 12/01/28	1,615,952
250,000	County of Allen, Ohio Hospital Facilities, Catholic Healthcare Partners, Series B (RB) 5.00%, 09/01/20 (c)	260,138
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
250,000	5.00%, 02/15/25	286,035
50,000	5.00%, 02/15/26	58,064
110,000	5.00%, 02/15/27 (c)	128,997
250,000	5.00%, 02/15/27	294,327
375,000	County of Licking, Health Care Facilities, Series A (RB) 5.10%, 07/01/25	392,497
255,000	County of Licking, Health Care Facilities, Series B (RB) 3.75%, 10/01/19 (c)	254,584
50,000	County of Muskingum, Genesis HealthCare System (RB) 4.00%, 02/15/23	53,252
10,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	10,307
500,000	Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB) 3.75%, 01/15/28	536,305
		12,204,867
Oklahoma: 0.3%
250,000	Oklahoma Development Finance Authority (RB) 5.00%, 08/15/27	302,375
500,000	Oklahoma Development Finance Authority, Inverness Village Community (RB) 5.75%, 01/01/22 (c) (d) *	315,000
250,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 08/21/19 (c) (d) *	90,000
		707,375
Oregon: 1.3%
	Clackamas County Hospital Facility Authority (RB)
500,000	2.80%, 11/15/19 (c)	500,305
500,000	3.20%, 05/15/20 (c)	501,800
	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB)
1,500,000	6.50%, 04/01/28 (c)	1,411,125
500,000	11.50%, 04/01/26 (c)	534,205
		2,947,435
Pennsylvania: 3.7%
225,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.75%, 11/01/19 (c)	227,207
	Allentown Neighborhood Improvement Zone Development Authority (RB)
150,000	5.00%, 05/01/22	159,521
250,000	5.00%, 05/01/23	271,002
250,000	5.00%, 05/01/27	287,680
250,000	5.00%, 05/01/28	290,970
80,000	City of Philadelphia, Pennsylvania Gas Works, Series 13 (RB) 5.00%, 08/01/25	95,590
500,000	Commonwealth Financing Authority (RB) 5.00%, 06/01/23	565,950
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
250,000	4.00%, 10/15/22	253,800
850,000	5.00%, 10/15/27	936,428
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	146,648
240,000	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB) 2.60%, 09/01/20 (p)	241,402
130,000	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	131,524
70,000	Moon Industrial Development Authority, Baptist Homes Society (RB) 5.00%, 07/01/20	71,137
1,000,000	Pennsylvania Economic Development Financing Authority, CarbonLite P, LLC Project (RB) 5.25%, 06/01/26	1,035,150
500,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series C (RB) 5.00%, 09/01/20 (p)	510,920
250,000	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB) 5.00%, 12/31/21	267,925
	Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
80,000	5.00%, 12/31/20	83,473
125,000	5.00%, 12/31/23	140,865
650,000	5.00%, 12/31/24	748,514
550,000	5.00%, 06/30/26 (c)	648,092
130,000	5.00%, 06/30/26	153,615
100,000	Pennsylvania Turnpike Commission, Series A-2 (RB) 5.00%, 06/01/26 (c)	118,028
100,000	Philadelphia Gas Works Co., Fourteenth Series (RB) 5.00%, 10/01/26	122,052
250,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 08/21/19 (c)	249,283
110,000	Redevelopment Authority of City Scranton, Pennsylvania, Series A (RB) 5.00%, 11/15/21	113,418
	The Hospitals and Higher Education, Facilities Authority of Philadelphia (RB)
115,000	5.00%, 07/01/26	134,368
275,000	5.00%, 07/01/27 (c)	319,929
		8,324,491
Puerto Rico: 3.2%
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
500,000	5.00%, 07/01/21	507,500
485,000	5.25%, 07/01/22 (c)	494,094
855,000	6.13%, 07/01/24	893,475
185,000	Puerto Rico Convention Center District Authority, Series A (RB) (CIFG) 5.00%, 09/03/19 (c)	190,076
250,000	Puerto Rico Electric Power Authority, Series UU (RB) (AGM) 5.00%, 09/03/19 (c)	256,885
200,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB) 5.00%, 09/03/19 (c)	200,098
780,000	Puerto Rico Municipal Finance Agency (RB) (AGM) 5.00%, 09/03/19 (c)	798,798
	Puerto Rico Sales Tax Financing Corp. (RB)
1,380,013	0.00%, 07/01/24 ^	1,183,775
2,610,000	0.00%, 07/01/27 ^	2,007,090
100,000	0.00%, 07/01/28 (c) ^	63,001
651,000	0.00%, 07/01/28 (c) ^	458,441
		7,053,233
Rhode Island: 0.1%
155,000	Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	189,568
South Carolina: 0.6%
500,000	South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.00%, 12/15/26 (c)	555,185
475,000	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/24 (c)	483,901
220,000	South Carolina Public Service Authority, Series C (RB) 5.00%, 12/01/24 (c)	255,002
		1,294,088
Tennessee: 0.4%
500,000	Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	538,530
25,000	Clarksville Natural Gas Acquisition Corp. (RB) 5.00%, 12/15/21	27,021
85,000	Johnson City Health and Educational Facilities Board, Series A (RB) 5.38%, 07/01/20 (c)	88,247
225,000	Memphis-Shelby County Industrial Development Board, Series A (TA) 4.75%, 07/01/27	244,289
		898,087
Texas: 6.3%
120,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	140,093
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
550,000	4.50%, 07/01/20	563,596
2,000,000	4.75%, 07/01/24	2,190,760
1,500,000	5.00%, 07/15/28	1,797,060
500,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	513,505
400,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	410,804
	Clifton Higher Education Finance Corp., Series A (RB)
100,000	4.63%, 08/15/25	107,878
665,000	6.00%, 09/28/23 (c)	737,445
	Clifton Higher Education Finance Corp., Series D (RB)
500,000	5.25%, 08/15/25 (c)	554,115
500,000	5.25%, 08/15/25 (c)	555,850
120,000	Dallas/Fort Worth International Airport, Series F (RB) 5.00%, 11/01/20 (c)	125,546
335,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	341,218
215,000	Harris County, Houston Sports Authority (RB) 0.00%, 11/15/29 ^	161,560
300,000	Harris County, Houston Sports Authority, Senior Lien, Series A (RB) 5.00%, 11/15/20	314,028
600,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Island Campus, LLC, Series A (RB) 5.00%, 04/01/27 (c)	645,390
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
200,000	3.38%, 08/15/21	201,588
100,000	4.00%, 08/15/21 (c)	101,524
250,000	New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	264,595
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
100,000	5.00%, 07/01/23	92,290
100,000	5.00%, 07/01/24	92,351
90,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	94,193
	SA Energy Acquisition Public Facility Corp. (RB)
75,000	5.50%, 08/01/21	80,484
85,000	5.50%, 08/01/22	94,075
55,000	5.50%, 08/01/24	64,284
125,000	5.50%, 08/01/25	149,133
110,000	5.50%, 08/01/27	136,165
450,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	478,831
190,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series B-1 (RB) 4.50%, 09/03/19 (c) (d) *	133,000
200,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	210,350
500,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB) 6.00%, 05/15/27 (c)	570,305
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien, Series A (RB)
240,000	5.25%, 12/15/21	260,846
155,000	5.25%, 12/15/22	173,485
15,000	5.25%, 12/15/23	17,260
60,000	5.25%, 12/15/24	70,763
100,000	5.25%, 12/15/25	120,459
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
115,000	5.00%, 12/15/21	123,876
70,000	5.00%, 12/15/22 (c)	77,638
1,000,000	5.00%, 12/15/22 (c)	1,111,040
105,000	5.00%, 12/15/22	116,300
		13,993,683
Vermont: 0.1%
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	156,087
Virgin Islands: 1.4%
300,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB) 5.00%, 10/01/24	297,000
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
545,000	5.00%, 10/01/20	551,714
500,000	5.00%, 10/01/20 (c)	506,160
250,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB) 5.00%, 10/01/19 (c)	251,595
30,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB) 5.00%, 10/01/19 (c)	30,188
750,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 10/01/19 (c)	752,865
	Virgin Islands Water and Power Authority, Series A (RB)
440,000	4.00%, 07/01/21	426,637
150,000	5.00%, 09/03/19 (c)	145,538
75,000	5.00%, 09/03/19 (c)	72,188
55,000	Virgin Islands Water and Power Authority, Series B (RB) 5.00%, 09/03/19 (c)	52,525
		3,086,410
Virginia: 0.9%
140,000	Amherst Industrial Development Authority (RB) 4.75%, 09/03/19 (c)	139,990
75,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	76,773
100,000	City of Newport News, Economic Development Authority, Residential Care Facilities (RB) 3.13%, 12/01/25 (c)	99,446
125,000	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB) 5.00%, 12/01/24	139,575
225,000	Industrial Development Authority of Botetourt County, Residential Care Facility, Series A (RB) 4.75%, 07/01/23	234,707
325,000	Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/27 (c)	351,903
500,000	Roanoke County Economic Development Authority, Series A (RB) 4.75%, 09/01/26 (c)	518,485
500,000	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB) 2.15%, 09/01/20 (p)	504,545
		2,065,424
Washington: 1.1%
120,000	Clark County Public Utility District No 1, Electric System Revenue (RB) 5.00%, 01/01/26 (c)	145,236
155,000	King County Public Hospital District No. 4, Series A (RB) 5.00%, 12/01/25	161,884
500,000	Washington State Housing Finance Commission, Hearthstone Project, Series B (RB) 3.13%, 09/03/19 (c)	500,160
475,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.00%, 07/01/25	512,639
450,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB) 5.50%, 08/21/19 (c)	450,297
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
250,000	3.75%, 07/01/26	255,135
500,000	4.00%, 01/01/25 (c)	534,775
		2,560,126
West Virginia: 0.3%
250,000	County of Ohio, West Virginia Tax, Fort Henry Centre Tax Increment Financing District No. 1 (TA) 3.00%, 06/01/22 (c)	246,780
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
65,000	6.25%, 08/16/19 (c)	48,478
410,000	6.50%, 08/16/19 (c)	304,130
150,000	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB) 5.00%, 06/01/26	181,796
		781,184
Wisconsin: 1.8%
1,000,000	Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	1,056,900
500,000	Public Finance Authority, Corvian Community School Project, Series A (RB) 4.25%, 06/15/24 (c)	514,830
200,000	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	199,990
325,000	Public Finance Authority, North Carolina Leadership Academy, Series A (RB) 4.00%, 06/15/26 (c)	336,645
250,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	253,760
420,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	445,729
750,000	Public Finance Authority, Waste Management, Inc. Project, Series A-1 (RB) 2.00%, 06/01/21 (p)	756,015
	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB)
250,000	3.50%, 08/01/22	252,785
250,000	5.00%, 08/01/24 (c)	277,770
		4,094,424
Total Municipal Bonds (Cost: $214,418,024)		219,871,633

Number of Shares
MONEY MARKET FUND: 0.7% (Cost: $1,599,579)
1,599,579	Dreyfus Government Cash Management Fund - Institutional Shares	1,599,579
Total Investments: 99.2% (Cost: $216,017,603)		221,471,212
Other assets less liabilities: 0.8%		1,799,569
NET ASSETS: 100.0%		$223,270,781

Definitions:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing

Summary of Investments By Sector	% of Investments	Value
Education	8.9%	$19,810,196
Health Care	15.1	33,427,333
Housing	2.0	4,332,633
Industrial Revenue	16.2	35,924,925
Leasing	10.1	22,349,159
Local	6.8	14,966,735
Power	1.5	3,285,970
Solid Waste/Resource Recovery	0.2	398,864
Special Tax	10.7	23,707,764
State	10.9	24,144,542
Tobacco	5.8	12,911,058
Transportation	8.4	18,700,495
Water & Sewer	2.7	5,911,959
Money Market Fund	0.7	1,599,579
	100.0%	$221,471,212